UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-07076

                           Wilshire Mutual Funds, Inc.
               (Exact name of registrant as specified in charter)


                        Wilshire Associates Incorporated
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
               (Address of principal executive offices) (Zip code)


                           Lawrence Davanzo, President
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 310-260-6639

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2009




Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



Item 1.    Reports to Stockholders.
The Report to Shareholders is attached herewith.




                          [LOGO] WILSHIRE MUTUAL FUNDS

                                 ANNUAL REPORT

                         LARGE COMPANY GROWTH PORTFOLIO
                         LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                         SMALL COMPANY VALUE PORTFOLIO
                          WILSHIRE 5000 INDEX(SM) FUND
                      WILSHIRE LARGE CAP CORE 130/30 FUND

                               DECEMBER 31, 2009

                               -----------------

                               www.wilfunds.com

                           WILSHIRE MUTUAL FUNDS, INC.


Shareholder Letter .........................................................   1
Commentary:
     Large Company Growth Portfolio ........................................   2
     Large Company Value Portfolio .........................................   6
     Small Company Growth Portfolio ........................................  10
     Small Company Value Portfolio .........................................  14
     Wilshire 5000 Index(SM) Fund ..........................................  18
     Wilshire Large Cap Core 130/30 Fund ...................................  24
Disclosure of Fund Expenses ................................................  28
Condensed Schedules of Investments:
     Large Company Growth Portfolio ........................................  31
     Large Company Value Portfolio .........................................  33
     Small Company Growth Portfolio ........................................  35
     Small Company Value Portfolio .........................................  37
     Wilshire 5000 Index(SM) Fund ..........................................  39
Schedule of Investments:
     Wilshire Large Cap Core 130/30 Fund ...................................  42
Schedule of Securities Sold Short:
     Wilshire Large Cap Core 130/30 Fund ...................................  50
Statements of Assets and Liabilities .......................................  55
Statements of Operations ...................................................  57
Statements of Changes in Net Assets ........................................  58
Statement of Cash Flows ....................................................  62
Financial Highlights:
     Large Company Growth Portfolio ........................................  63
     Large Company Value Portfolio .........................................  65
     Small Company Growth Portfolio ........................................  67
     Small Company Value Portfolio .........................................  69
     Wilshire 5000 Index(SM) Fund ..........................................  71
     Wilshire Large Cap Core 130/30 Fund ...................................  75
Notes to Financial Statements ..............................................  77
Report of Independent Registered Public Accounting Firm ....................  88
Additional Fund Information ................................................  89
Tax Information ............................................................  94
Board Approval of Advisory and Subadvisory Agreements ......................  96


                         ------------------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO, WILSHIRE 5000 INDEX(SM) FUND AND WILSHIRE LARGE CAP CORE 130/30 FUND. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

 Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Dear Wilshire Mutual Funds Shareholder:

We are pleased to present the 2009 Annual Report to all shareholders of the Wilshire Mutual Funds, Inc. This report covers the twelve-month period ended December 31, 2009, for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index(SM) Fund and Wilshire Large Cap Core 130/30 Fund.

MARKET ENVIRONMENT

What a difference a year makes. Following the dark days of 2008, where the broad U.S. equity market as measured by the Wilshire 5000 Index(SM), declined by 37%, the market continued its decline in the first two months of the year, falling by more than 23% through March 6, 2009. Remarkably, markets embarked on a nearly uninterrupted rally since then, with the Wilshire 5000 Index(SM) rallying 70% from the March 6, 2009 low and finishing the year with a positive return of 28%.

Governments around the world continued to take historic actions to revive their struggling economies, keeping rates low and restoring market liquidity. Just as swiftly as the global credit crisis eroded investors' confidence sparking the massive flight to quality, concerted global monetary stimulus policies eased investors' fears, fueling their appetite for risk assets during 2009. Bottom performing asset classes from the previous year bounced back strongly, led by high yield bond and emerging market equity returns of 58% and 79%, respectively.

Sustained efforts by the U.S. government to battle recession and resuscitate financial markets defined the economic landscape of 2009. In an unprecedented fashion to promote growth and restore pricing stability, the Federal Reserve kept the key interest rate between 0.00% and 0.25%, the lowest since the Great Depression. As various fiscal and monetary policies began to take effect, we witnessed gradual economic improvements over the course of the year including the first increase in gross domestic product in more than a year. Despite improving fundamentals, the economy continues to be challenged with unemployment, which climbed above 10%, a 26 year high.

FUND PERFORMANCE OVERVIEW

Founded on the tenets of diversification and discipline, our Funds were able to recover and deliver positive returns for the year ended December 31, 2009. In my last letter a year ago, I professed our investment conviction and asked for your patience. We are pleased that you benefited from the 2009 recovery but recognize that investors still face many real challenges. Despite expected better economic prospects in 2010, we will continue to work diligently to protect your capital and garner returns commensurate with your investment objectives.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

/s/ Lawrence E. Davanzo
------------------------------
Lawrence E. Davanzo
President

--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


ONE YEAR ENDED 12/31/09 ...............................................   33.60%
FIVE YEARS ENDED 12/31/09 .............................................    0.56%
TEN YEARS ENDED 12/31/09 ..............................................  (2.65)%


                            COMPARATIVE PERFORMANCE

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY GROWTH PORTFOLIO AND THE RUSSELL 1000 GROWTH INDEX THROUGH 12/31/09.


                                  [LINE GRAPH]



INITIAL
INVESTMENT DATE    12/31/99  DEC 00    DEC 01   DEC 02    DEC 03    DEC 04   DEC 05    DEC 06    DEC 07   DEC 08    DEC 09
                   --------  ------    ------   ------    ------    ------   ------    ------    ------   ------    -----
Wilshire
 Large Company
 Growth Fund,
 Investment         $10,000   $8,441    $7,041   $5,508    $6,965    $7,432   $8,061    $8,460    $9,842   $5,720    $7,642
Russell 1000
 Growth Index       $10,000   $7,758    $6,173   $4,452    $5,776    $6,140   $6,463    $7,050    $7,883   $4,853    $6,658



THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 1000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH HIGH PRICE-TO-BOOK RATIOS AND HIGH FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.43% AS OF 12/31/09.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2009, there were no waivers.

--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


ONE YEAR ENDED 12/31/09 ...............................................   34.07%
FIVE YEARS ENDED 12/31/09 .............................................    0.92%
TEN YEARS ENDED 12/31/09 ..............................................  (2.32)%


                            COMPARATIVE PERFORMANCE

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY
      GROWTH PORTFOLIO AND THE RUSSELL 1000 GROWTH INDEX THROUGH 12/31/09.


                                  [LINE GRAPH]


INITIAL
INVESTMENT DATE    12/31/99  DEC 00    DEC 01   DEC 02    DEC 03    DEC 04   DEC 05    DEC 06    DEC 07   DEC 08    DEC 09
                   --------  ------    ------   ------    ------    ------   ------    ------    ------   ------    -----
Wilshire
 Large Company
 Growth Fund,
 Institutional      $10,000   $8,470    $7,086   $5,559    $7,051    $7,552   $8,219    $8,659   $10,114   $5,897    $7,906
Russell 1000
 Growth Index       $10,000   $7,758    $6,173   $4,452    $5,776    $6,140   $6,463    $7,050    $7,883   $4,853    $6,658



THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 1000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH HIGH PRICE-TO-BOOK RATIOS AND HIGH FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INSTITUTIONAL CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.09% AS OF 12/31/09.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2009, there were no waivers.

--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


Equity markets rebounded sharply in 2009 as the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The S&P 500 Index returned an impressive 26.46% for the year, the best calendar year return since 2003. Growth stocks led the rally in 2009. The Russell 1000 Growth Index returned 37.21%, significantly outpacing the Russell 1000 Value Index's return of 19.69% . Growth oriented sectors such as Technology, Consumer Discretionary, and Materials in particular performed well for the year, all posting returns in excess of 40%. Small cap stocks also posted strong returns in 2009, as the Russell 2000 Index returned 27.17% and slightly outperformed large cap stocks. The market rally in 2009 has been generally characterized as a low quality or "junk" rally, as many higher beta companies with comparatively weaker balance sheets and income statements outperformed the market.

The Large Company Growth Portfolio, Institutional Class Shares (the "Fund") returned 34.07% for the year ended December 31, 2009, lagging the Fund's benchmark (the Russell 1000 Growth Index) return of 37.21%. The Fund's higher quality and more conservative positioning detracted from performance as the low quality rally proved to be a headwind to performance in 2009. The Fund's performance was also hampered by negative stock selections in the Consumer sectors (Discretionary and Staples) and modest overweight positions in the Health Care and Financial sectors. On the other hand, an overweight position and positive stock selection in the Technology sector benefitted performance.

We are pleased with the absolute return of the Fund, yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)



                                   [PIE CHART]

FINANCIALS 3.7%
ENERGY 4.5%
MATERIALS 5.2%
INDUSTRIALS 7.3%
CONSUMER DISCRETIONARY 11.1%
CONSUMER STAPLES 12.5%
TELECOMMUNICATIONS SERVICES 0.7%
UTILITIES 0.6%
INVESTMENT COMPANY 0.3%
INFORMATION TECHNOLOGY 36.2%
HEALTH CARE 17.9%



* BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY
--------------------------------------------------------------------------------


                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*



ONE YEAR ENDED 12/31/09 ...............................................   28.48%
FIVE YEARS ENDED 12/31/09 .............................................  (1.03)%
TEN YEARS ENDED 12/31/09 ..............................................    2.83%


                            COMPARATIVE PERFORMANCE

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY VALUE PORTFOLIO AND THE RUSSELL 1000 VALUE INDEX THROUGH 12/31/09.


                                  [LINE GRAPH]


INITIAL
INVESTMENT DATE       12/31/99   DEC 00    DEC 01   DEC 02    DEC 03    DEC 04   DEC 05    DEC 06    DEC 07   DEC 08    DEC 09
---------------       --------   ------    ------   -----     -----     ------   ------    ------    ------   ------    ------
Wilshire Large
 Company Value
 Fund, Investment       $10,000   $11,696  $11,554   $9,563    $12,289  $13,921   $15,159   $17,963  $17,604   $10,289   $13,220
Russell 1000
 Value Index            $10,000   $10,701  $10,103   $8,535    $11,098  $12,928   $13,840   $16,919  $16,889   $10,666   $12,766



THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 1000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT DIRECTLY INVEST IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.48% AS OF 12/31/09.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2009, there were no waivers.

--------------------------------------------------------------------------------
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

ONE YEAR ENDED 12/31/09 ...............................................   28.60%
FIVE YEARS ENDED 12/31/09 .............................................  (0.82)%
TEN YEARS ENDED 12/31/09 ..............................................    3.08%


                            COMPARATIVE PERFORMANCE

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY VALUE PORTFOLIO AND THE RUSSELL 1000 VALUE INDEX THROUGH 12/31/09.


                                  [LINE GRAPH]


INITIAL
INVESTMENT DATE       12/31/99   DEC 00    DEC 01   DEC 02    DEC 03    DEC 04   DEC 05    DEC 06    DEC 07   DEC 08    DEC 09
---------------       --------   ------    ------   -----     -----     ------   ------    ------    ------   ------    ------
Wilshire Large
 Company Value
 Fund, Institutional    $10,000   $11,728  $11,617   $9,638    $12,416  $14,107   $15,403   $18,320  $17,968   $10,527   $13,538
Russell 1000
 Value Index            $10,000   $10,701  $10,103   $8,535    $11,098  $12,928   $13,840   $16,919  $16,889   $10,666   $12,766


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 1000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT DIRECTLY INVEST IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INSTITUTIONAL CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.36% AS OF 12/31/09.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2009, there were no waivers.

--------------------------------------------------------------------------------
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


Equity markets rebounded sharply in 2009 as the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The S&P 500 Index returned an impressive 26.46% for the year, the best calendar year return since 2003. Growth stocks led the rally in 2009. The Russell 1000 Growth Index returned 37.17%, significantly outpacing the Russell 1000 Value Index's return of 19.69% . Growth oriented sectors such as Technology, Consumer Discretionary, and Materials in particular performed well for the year, all posting returns in excess of 40%. Small cap stocks also posted strong returns in 2009, as the Russell 2000 Index returned 27.21% and slightly outperformed large cap stocks. The market rally in 2009 has been generally characterized as a low quality or "junk" rally, as many higher beta companies with comparatively weaker balance sheets and income statements outperformed the market.

The Large Company Value Portfolio, Institutional Class Shares (the "Fund") returned 28.60% for the year ended December 31, 2009, significantly outperforming the Fund's benchmark (the Russell 1000 Value Index) return of 19.69% . The Fund experienced strong positive contribution from both stock selection and sector positioning, with the Fund experiencing positive relative contribution from 9 out of 10 sectors. More specifically, the Fund benefitted from strong stock selection in the materials and Consumer sectors (Discretionary and Staples). Additionally, overweight positions in the Technology and Consumer discretionary sectors plus underweight positions in the Energy and Telecommunications sectors all added to performance. On the other hand, negative stock selection within the Financial sector weighed on performance.

We are pleased with the absolute return of the Fund and the performance of the Fund versus its benchmark. We are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

--------------------------------------------------------------------------------
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)



                                   [PIE CHART]

TELECOMMUNICATIONS SERVICES 3.4%
MATERIALS 4.7%
INDUSTRIALS 10.5%
INFORMATION TECHNOLOGY 11.4%
HEALTH CARE 11.4%
UTILITIES 3.0%
CONSUMER STAPLES 2.3%
FINANCIALS 26.1%
ENERGY 15.8%
CONSUMER DISCRETIONARY 11.4%


* BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

ONE YEAR ENDED 12/31/09 ...............................................   30.31%
FIVE YEARS ENDED 12/31/09 .............................................  (0.24)%
TEN YEARS ENDED 12/31/09 ..............................................    2.95%


                            COMPARATIVE PERFORMANCE

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY GROWTH PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX THROUGH 12/31/09.


                                  [LINE GRAPH]


INITIAL
INVESTMENT DATE    12/31/99  DEC 00    DEC 01   DEC 02    DEC 03    DEC 04   DEC 05    DEC 06    DEC 07   DEC 08    DEC 09
                   --------  ------    ------   ------    ------    ------   ------    ------    ------   ------    -------
Wilshire
 Small Company
 Growth Fund,
 Investment        $10,000   $10,099   $9,790   $8,425    $11,544  $13,533   $14,003   $15,560  $16,861   $10,262   $13,373
Russell 2000
 Growth Index      $10,000   $7,757    $7,041   $4,910    $7,294    $8,337   $8,684    $9,843   $10,536   $6,476    $8,708



THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST U.S. COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.50% AS OF 12/31/09.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.For the year ended December 31, 2009, fees totaling 0.91% of average net assets were waived and reimbursed.

--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


ONE YEAR ENDED 12/31/09 ................................................  30.81%
FIVE YEARS ENDED 12/31/09 ..............................................   0.00%
TEN YEARS ENDED 12/31/09 ...............................................   3.18%


                            COMPARATIVE PERFORMANCE

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY GROWTH PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX THROUGH 12/31/09.


                                  [LINE GRAPH]



INITIAL
INVESTMENT DATE   12/31/99  DEC 00    DEC 01   DEC 02    DEC 03    DEC 04   DEC 05    DEC 06    DEC 07   DEC 08    DEC 09
                  --------  ------    ------   ------    ------    ------   ------    ------    ------   ------    ------
Wilshire
 Small Company
 Growth Fund,
 Institutional    $10,000   $10,128   $9,844   $8,478    $11,640  $13,684   $14,205   $15,833  $17,192   $10,459   $13,681
Russell 2000
 Growth Index     $10,000   $7,757    $7,041   $4,910    $7,294    $8,337   $8,684    $9,843   $10,536   $6,476    $8,708


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST U.S. COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INSTITUTIONAL CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.18% AS OF 12/31/09.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower. For the year ended December 31, 2009, fees totaling 0.91% of average net assets were waived and reimbursed.

--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


Equity markets rebounded sharply in 2009 as the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The S&P 500 Index returned an impressive 26.46% for the year, the best calendar year return since 2003. Growth stocks led the rally in 2009. Small cap stocks also posted strong returns in 2009, as the Russell 2000 Index returned 27.17% and slightly outperformed large cap stocks. Growth stocks outperformed value stocks, as the Russell 1000 Growth Index returned 37.21%, significantly outpacing the Russell 1000 Value Index's return of 19.69%. Growth oriented sectors such as Technology, Consumer Discretionary, and Materials in particular performed well for the year, all posting returns in excess of 40%. The market rally in 2009 has been generally characterized as a low quality or "junk" rally, as many higher beta companies with comparatively weaker balance sheets and income statements outperformed the market.

The Small Company Growth Portfolio (the "Fund"), Institutional Class Shares, returned 30.81% for the year ended December 31, 2009, lagging the Fund's benchmark (the Russell 2000 Growth Index) return of 34.47%. The Fund's higher quality and more conservative positioning detracted from performance as the low quality rally proved to be a headwind to performance in 2009. The Fund's performance was also hampered by negative stock selections in several sectors, namely the Consumer sectors (Discretionary and Staples), Health Care and Technology. On the other hand, modest overweight positions in the Consumer Discretionary and Energy sectors plus underweight positions in the Industrials sector benefitted performance, and sector positioning on balance was positive for the year.

We are pleased with the absolute return of the Fund, yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)


                                   [PIE CHART]

FINANCIALS 4.6%
CONSUMER STAPLES 4.8%
ENERGY 4.9%
MATERIALS 5.5%
INDUSTRIALS 9.8%
CONSUMER DISCRETIONARY 18.8%
TELECOMMUNICATIONS SERVICES 0.8%
UTILITIES 0.4%
INFORMATION TECHNOLOGY 29.2%
HEALTH CARE 21.2%


* BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

ONE YEAR ENDED 12/31/09 ................................................  22.81%
FIVE YEARS ENDED 12/31/09 ..............................................   0.09%
TEN YEARS ENDED 12/31/09 ...............................................   7.46%


                            COMPARATIVE PERFORMANCE

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY VALUE PORTFOLIO AND THE RUSSELL 2000 VALUE INDEX THROUGH 12/31/09.


                                  [LINE GRAPH]


INITIAL
INVESTMENT DATE    12/31/99   DEC 00    DEC 01   DEC 02    DEC 03    DEC 04   DEC 05    DEC 06    DEC 07   DEC 08    DEC 09
--------------     --------   ------    ------   ------    ------    ------   ------    ------    ------   ------    ------
Wilshire
 Small Company
 Value Fund,
 Investment        $10,000   $11,316  $13,265   $12,206   $16,651  $20,443   $21,549   $25,782  $24,891   $16,725   $20,540
Russell 2000
 Value Index       $10,000   $12,283  $14,005   $12,405   $18,115  $22,144   $23,187   $28,631  $25,831   $18,360   $22,138




THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 2000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.50% AS OF 12/31/09.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower. For the year ended December 31, 2009, fees totaling 0.51% of average net assets were waived and reimbursed.

--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


ONE YEAR ENDED 12/31/09 ................................................  23.11%
FIVE YEARS ENDED 12/31/09 ..............................................   0.46%
TEN YEARS ENDED 12/31/09 ...............................................   7.80%


                            COMPARATIVE PERFORMANCE

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY VALUE PORTFOLIO AND THE RUSSELL 2000 VALUE INDEX THROUGH 12/31/09.


                                  [LINE GRAPH]




INITIAL
INVESTMENT DATE    12/31/99   DEC 00    DEC 01   DEC 02    DEC 03    DEC 04   DEC 05    DEC 06    DEC 07   DEC 08    DEC 09
--------------     --------   ------    ------   ------    ------    ------   ------    ------    ------   ------    ------
Wilshire
 Small Company
 Value Fund,
 Institutional     $10,000   $11,339  $13,329   $12,292   $16,823  $20,711   $21,898   $26,287  $25,450   $17,212   $21,190
Russell 2000
 Value Index       $10,000   $12,283  $14,005   $12,405   $18,115  $22,144   $23,187   $28,631  $25,831   $18,360   $22,138




THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 2000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INSTITUTIONAL CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.30% AS OF 12/31/09.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower. For the year ended December 31, 2009, fees totaling 0.41% of average net assets were waived and reimbursed.

--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


Equity markets rebounded sharply in 2009 as the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The S&P 500 Index returned an impressive 26.46% for the year, the best calendar year return since 2003. Growth stocks led the rally in 2009. Small cap stocks also posted strong returns in 2009, as the Russell 2000 Index returned 27.17% and slightly outperformed large cap stocks. Growth stocks outperformed value stocks, as the Russell 1000 Growth Index returned 37.21%, significantly outpacing the Russell 1000 Value Index's return of 19.69%. Growth oriented sectors such as Technology, Consumer Discretionary, and Materials in particular performed well for the year, all posting returns in excess of 40%. The market rally in 2009 has been generally characterized as a low quality or "junk" rally, as many higher beta companies with comparatively weaker balance sheets and income statements outperformed the market.

The Small Company Value Portfolio (the "Fund"), Institutional Class Shares, returned 23.11% for the year ended December 31, 2009, outperforming the Fund's benchmark (the Russell 2000 Value Index) return of 20.58%. The Fund experienced strong positive contribution primarily from stock selection, yet sector positioning was a positive contributor to performance as well. More specifically, the Fund benefitted from strong stock selection in the Industrials, Energy and Consumer sectors (Discretionary and Staples). Additionally, overweight positions in the Materials and Energy sectors plus underweight positions in the Financial sector all added to performance. On the other hand, negative stock selection within the financial sector weighed on performance.

We are pleased with the absolute return of the Fund and the performance of the Fund versus its benchmark. We are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)



                                   [PIE CHART]


UTILITIES 4.6%
HEALTH CARE 5.0%
CONSUMER STAPLES 5.1%
ENERGY 6.4%
MATERIALS 9.9%
INFORMATION TECHNOLOGY 12.4%
TELECOMMUNICATIONS SERVICES 0.4%
PRIVATE COMPANY 0.0%
RIGHTS 0.0%
FINANCIALS 28.1%
INDUSTRIALS 14.5%
CONSUMER DISCRETIONARY 13.6%


* BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE 5000 INDEX(SM) FUND                                              [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


ONE YEAR ENDED 12/31/09 ...............................................   26.98%
FIVE YEARS ENDED 12/31/09 .............................................    0.22%
INCEPTION (2/1/99) THROUGH 12/31/09 ...................................  (1.02)%


                            COMPARATIVE PERFORMANCE

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF WILSHIRE 5000 INDEX(SM) FUND AND THE WILSHIRE 5000 INDEX(SM)(FORMERLY KNOWN AS THE DOW
                JONES WILSHIRE 5000 INDEX(SM)) THROUGH 12/31/09.


                                  [LINE GRAPH]


INITIAL
INVESTMENT DATE             12/31/99  DEC 00   DEC 01    DEC 02    DEC 03   DEC 04    DEC 05    DEC 06   DEC 07    DEC 08    DEC 09
                            --------  ------   -----     ------    ------   -----     ------    ------   -----     ------   -------
Wilshire 5000
 Index(SM) Fund Investment   $10,000   $8,893   $7,871    $6,192    $8,027   $8,923    $9,425   $10,787   $11,300   $7,106    $9,024
Wilshire 5000
 Index(SM) (Float Adjusted)  $10,000   $8,911   $7,933    $6,278    $8,264   $9,296    $9,888   $11,448   $12,091   $7,589    $9,736


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE WILSHIRE 5000 INDEX(SM) (FORMERLY KNOWN AS THE DOW JONES WILSHIRE 5000 INDEX(SM)) IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 0.77% AS OF 12/31/09.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, total returns since inception would have been lower. For the year ended December 31, 2009, there were no waivers.

--------------------------------------------------------------------------------
WILSHIRE 5000 INDEX(SM) FUND                                              [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


ONE YEAR ENDED 12/31/09 ...............................................   27.10%
FIVE YEARS ENDED 12/31/09 .............................................    0.41%
INCEPTION (2/1/99) THROUGH 12/31/09 ...................................  (0.78)%


                            COMPARATIVE PERFORMANCE

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF WILSHIRE 5000 INDEX(SM) FUND AND THE WILSHIRE 5000 INDEX(SM) (FORMERLY KNOWN AS THE DOW
                JONES WILSHIRE 5000 INDEX(SM)) THROUGH 12/31/09.


                                  [LINE GRAPH]


INITIAL
INVESTMENT DATE              12/31/99  DEC 00   DEC 01    DEC 02    DEC 03   DEC 04    DEC 05    DEC 06   DEC 07    DEC 08    DEC 09
                             --------  ------   -----     ------    ------   -----     ------    ------   -----     ------   -------
Wilshire 5000
 Index(SM) Fund
 Institutional               $10,000   $8,918   $7,915    $6,247    $8,124   $9,063    $9,592   $10,998   $11,545   $7,279   $9,251
Wilshire 5000
 Index(SM) (Float Adjusted)  $10,000   $8,911   $7,933    $6,278    $8,264   $9,296    $9,888   $11,448   $12,091   $7,589    $9,736


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE WILSHIRE 5000 INDEX(SM) (FORMERLY KNOWN AS THE DOW JONES WILSHIRE 5000 INDEX(SM)) IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INSTITUTIONAL CLASS ANNUAL OPERATING EXPENSE RATIO IS 0.54% AS OF 12/31/09.

* Assumes reinvestment of distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, total returns since inception would have been lower. For the year ended December 31, 2009, there were no waivers.

--------------------------------------------------------------------------------
WILSHIRE 5000 INDEX(SM) FUND                                              [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             QUALIFIED CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


ONE YEAR ENDED 12/31/09 ...............................................   26.91%
FIVE YEARS ENDED 12/31/09 .............................................    0.12%
INCEPTION (5/10/00) THROUGH 12/31/09 ..................................  (0.38)%


                            COMPARATIVE PERFORMANCE

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF WILSHIRE 5000 INDEX(SM) FUND AND THE WILSHIRE 5000 INDEX(SM) (FORMERLY KNOWN AS THE DOW
                JONES WILSHIRE 5000 INDEX(SM)) THROUGH 12/31/09.


                              [LINE GRAPH OMITTED]


INITIAL
INVESTMENT DATE   5/10/00   DEC 00    DEC 01    DEC 02   DEC 03    DEC 04    DEC 05   DEC 06    DEC 07    DEC 08    DEC 09
---------------   ------    ------    ------    -----    ------    ------    ------   ------    ------    ------    ------
Wilshire DJW
 5000 Index(SM)
 Fund, Qualified  $10,000   $9,578    $8,471    $6,660   $8,622    $9,581   $10,104   $11,537   $12,071   $7,593     $9,637
Wilshire 5000
 Index(SM) (Float
 Adjusted)        $10,000   $9,508    $8,465    $6,699   $8,819    $9,919   $10,552   $12,216   $12,902   $8,098    $10,390


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE WILSHIRE 5000 INDEX(SM) (FORMERLY KNOWN AS THE DOW JONES WILSHIRE 5000 INDEX(SM)) IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S QUALIFIED CLASS ANNUAL OPERATING EXPENSE RATIO IS 0.61% AS OF 12/31/09.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, total returns since inception would have been lower. For the year ended December 31, 2009, there were no waivers.

--------------------------------------------------------------------------------
WILSHIRE 5000 INDEX(SM) FUND                                              [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                            HORACE MANN CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


ONE YEAR ENDED 12/31/09 ...............................................   26.85%
FIVE YEARS ENDED 12/31/09 .............................................    0.13%
INCEPTION (12/10/99) THROUGH 12/31/09 .................................  (1.08)%


                            COMPARATIVE PERFORMANCE

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF WILSHIRE 5000 INDEX(SM) FUND AND THE WILSHIRE 5000 INDEX(SM) (FORMERLY KNOWN AS THE DOW
                JONES WILSHIRE 5000 INDEX(SM)) THROUGH 12/31/09.


                                  [LINE GRAPH]



INITIAL
INVESTMENT DATE        12/31/99   DEC 00    DEC 01   DEC 02    DEC 03    DEC 04   DEC 05    DEC 06    DEC 07   DEC 08    DEC 09
                       --------   ------    ------   ------    ------    ------   ------    ------    ------   ------    ------
Wilshire 5000 Index(SM)
 Fund, Horace Mann     $10,000   $8,891    $7,867   $6,191     $8,014    $8,914   $9,403    $10,750  $11,244   $7,074    $8,973
Wilshire 5000
 Index(SM) (Float
 Adjusted)             $10,000   $8,911    $7,933   $6,278     $8,264    $9,296   $9,888    $11,448  $12,091   $7,589    $9,736


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE WILSHIRE 5000 INDEX(SM) (FORMERLY KNOWN AS THE DOW JONES WILSHIRE 5000 INDEX(SM)) IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S HORACE MANN CLASS ANNUAL OPERATING EXPENSE RATIO IS 0.80% AS OF 12/31/09.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, total returns since inception would have been lower. For the year ended December 31, 2009, there were no waivers.

--------------------------------------------------------------------------------
WILSHIRE 5000 INDEX(SM) FUND                                              [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


Equity markets rebounded sharply in 2009 as the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The S&P 500 Index returned an impressive 26.46% for the year, the best calendar year return since 2003. Growth stocks led the rally in 2009. The Russell 1000 Growth Index returned 37.21%, significantly outpacing the Russell 1000 Value Index's return of 19.69%. Growth oriented sectors such as Technology, Consumer Discretionary, and Materials in particular performed well for the year, all posting returns in excess of 40%. Small cap stocks also posted strong returns in 2009, as the Russell 2000 Index returned 27.17% and slightly outperformed large cap stocks. The market rally in 2009 has been generally characterized as a low quality or "junk" rally, as many higher beta companies with comparatively weaker balance sheets and income statements outperformed the market.

The Wilshire 5000 Index(SM) Fund (the "Fund"), Institutional Class Shares, returned 27.10% for the year ended December 31, 2009, slightly trailing the Fund's benchmark (the Wilshire 5000 Index(SM)) return of 28.30% . As the Fund is designed to closely track the performance of the Wilshire 5000 Index(SM), the performance of the Fund is within our expectations.

--------------------------------------------------------------------------------
WILSHIRE 5000 INDEX(SM) FUND                                              [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)



                                  [PIE CHART]


UTILITIES 3.8%
MATERIALS 3.9%
CONSUMER DISCRETIONARY 10.0%
CONSUMER STAPLES 10.1%
INDUSTRIALS 10.5%
ENERGY 11.0%
TELECOMMUNICATIONS SERVICES 3.0%
WARRANTS 0.0%
RIGHTS 0.0%
INFORMATION TECHNOLOGY 19.4%
FINANCIALS 15.9%
HEALTH CARE 12.4%


* BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


ONE YEAR ENDED 12/31/09 ..............................................    18.73%
INCEPTION (11/15/07) THROUGH 12/31/09 ................................  (13.16)%


                            COMPARATIVE PERFORMANCE

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF WILSHIRE
       LARGE CAP CORE 130/30 FUND AND THE S&P 500 INDEX THROUGH 12/31/09.


                              [LINE GRAPH OMITTED]


INITIAL INVESTMENT DATE       11/15/07     DEC 07     DEC 08      DEC 09
----------------------        --------     ------     ------      ------
Wilshire Large Cap
Core 130/30 Fund,
Investment                    $10,000     $10,120     $6,243      $7,412
S&P 500 Index                 $10,000     $10,090     $6,357      $8,039


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.50% AS OF 12/31/09.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower. For the year ended December 31, 2009, fees totaling 0.16% of average net assets were waived and reimbursed.

--------------------------------------------------------------------------------
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


ONE YEAR ENDED 12/31/09 ..............................................    19.14%
INCEPTION (11/15/07) THROUGH 12/31/09 ................................  (12.86)%



                            COMPARATIVE PERFORMANCE

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF WILSHIRE
       LARGE CAP CORE 130/30 FUND AND THE S&P 500 INDEX THROUGH 12/31/09.


                              [LINE GRAPH OMITTED]

INITIAL INVESTMENT DATE       11/15/07     DEC 07     DEC 08      DEC 09
----------------------        --------     ------     ------      ------
Wilshire Large Cap
 Core 130/30 Fund,
 Institutional                 $10,000     $10,123     $6,267      $7,467
S&P 500 Index                  $10,000     $10,090     $6,357      $8,039


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.25% AS OF 12/31/09.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower. For the year ended December 31, 2009, fees totaling 0.11% of average net assets were waived and reimbursed.

--------------------------------------------------------------------------------
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


Equity markets rebounded sharply in 2009 as the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The S&P 500 Index returned an impressive 26.46% for the year, the best calendar year return since 2003. Growth stocks led the rally in 2009. The Russell 1000 Growth Index returned 37.21%, significantly outpacing the Russell 1000 Value Index's return of 19.69% . Growth oriented sectors such as Technology, Consumer Discretionary, and Materials in particular performed well for the year, all posting returns in excess of 40%. Small cap stocks also posted strong returns in 2009, as the Russell 2000 Index returned 27.17% and slightly outperformed large cap stocks. The market rally in 2009 has been generally characterized as a low quality or "junk" rally, as many higher beta companies with comparatively weaker balance sheets and income statements outperformed the market.

The Wilshire Large Cap Core 130/30 Fund (the "Fund"), Institutional Class Shares, returned 19.14% for the year ended December 31, 2009, lagging the Fund's benchmark (the S&P 500 Index) return of 26.46%. The Fund's higher quality and more conservative positioning detracted from performance as the low quality rally proved to be a headwind to performance in 2009. The Fund's performance was also hampered by negative stock selections in several sectors, namely the Consumer sectors (Discretionary and Staples), Financials and Technology. On the other hand, modest underweight positions in the Financial and Energy sectors benefitted performance, and sector positioning on balance was positive for the year.

We are pleased with the absolute return of the Fund, yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

--------------------------------------------------------------------------------
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)


                                  [PIE CHART]


UTILITIES 4.1%
MATERIALS 4.6%
CONSUMER STAPLES 8.7%
CONSUMER DISCRETIONARY 10.4%
ENERGY 10.7%
INDUSTRIALS 12.8%
TELECOMMUNICATIONS SERVICES 2.6%
INFORMATION TECHNOLOGY 19.1%
FINANCIALS 13.7%
HEALTH CARE 13.3%


* BASED ON PERCENT OF PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS,INC.
DISCLOSURE OF FUND EXPENSES                                               [LOGO]
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


All mutual funds have operating expenses. As a shareholder of a Portfolio (or a "fund"), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's ACTUAL return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Portfolio's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES - (CONTINUED)                                 [LOGO]
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                    Beginning       Ending
                                     Account        Account                       Expenses Paid
                                      Value          Value        Expense         During Period
                                    07/01/09       12/31/09       Ratio(1)     07/01/09-12/31/09(2)
                                    ---------      --------       --------     --------------------
LARGE COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class ................   $1,000.00      $1,214.60       1.37%             $7.65
Institutional Class .............   $1,000.00      $1,216.80       1.05%             $5.87
HYPOTHETICAL 5% RETURN
Investment Class ................   $1,000.00      $1,018.30       1.37%             $6.97
Institutional Class .............   $1,000.00      $1,019.91       1.05%             $5.35

LARGE COMPANY VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class ................   $1,000.00      $1,251.10       1.43%             $8.11
Institutional Class .............   $1,000.00      $1,251.00       1.32%             $7.49
HYPOTHETICAL 5% RETURN
Investment Class ................   $1,000.00      $1,018.00       1.43%             $7.27
Institutional Class .............   $1,000.00      $1,018.55       1.32%             $6.72

SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class ................   $1,000.00      $1,245.30       1.50%             $8.49
Institutional Class .............   $1,000.00      $1,247.10       1.20%             $6.80
HYPOTHETICAL 5% RETURN
Investment Class ................   $1,000.00      $1,017.64       1.50%             $7.63
Institutional Class .............   $1,000.00      $1,019.16       1.20%             $6.11

SMALL COMPANY VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class ................   $1,000.00      $1,228.10       1.50%             $8.42
Institutional Class .............   $1,000.00      $1,298.30       1.26%             $7.30
HYPOTHETICAL 5% RETURN
Investment Class ................   $1,000.00      $1,017.64       1.50%             $7.63
Institutional Class .............   $1,000.00      $1,018.85       1.26%             $6.41

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES - (CONTINUED)                                 [LOGO]
FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                        Beginning       Ending
                                         Account       Account                         Expenses Paid
                                          Value          Value        Expense          During Period
                                        07/01/09      12/31/09        Ratio(1)     07/01/09-12/31/09(2)
                                        --------      --------        --------     --------------------
WILSHIRE 5000 INDEX(SM) FUND
-------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .....................  $1,000.00      $1,228.20       0.72%             $4.04
Institutional Class ..................  $1,000.00      $1,229.40       0.48%             $2.70
Qualified Class ......................  $1,000.00      $1,229.00       0.40%             $2.25
Horace Mann Class ....................  $1,000.00      $1,226.80       0.78%             $4.38
HYPOTHETICAL 5% RETURN
Investment Class .....................  $1,000.00      $1,021.58       0.72%             $3.67
Institutional Class ..................  $1,000.00      $1,022.79       0.48%             $2.45
Qualified Class ......................  $1,000.00      $1,023.19       0.40%             $2.04
Horace Mann Class ....................  $1,000.00      $1,021.27       0.78%             $3.97

WILSHIRE LARGE CAP CORE 130/30 FUND
-------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .....................  $1,000.00      $1,208.70       1.64%             $9.13
Institutional Class ..................  $1,000.00      $1,208.80       1.39%             $7.74
HYPOTHETICAL 5% RETURN
Investment Class .....................  $1,000.00      $1,016.94       1.64%             $8.34
Institutional Class ..................  $1,000.00      $1,018.20       1.39%             $7.07


(1) ANNUALIZED, BASED ON THE PORTFOLIO'S MOST RECENT FISCAL HALF-YEAR
    EXPENSES.

(2) EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 365.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                          DECEMBER 31, 2009 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
COMMON STOCK -- 98.6%
Consumer Discretionary -- 11.0%
  18,835    Amazon.com, Inc.+ ....................     1.2        $    2,533,684
  52,670    DIRECTV, Class A+ ....................     0.9             1,756,545
  69,000    Lowe's Cos., Inc. ....................     0.8             1,613,910
  34,268    McDonald's Corp. .....................     1.0             2,139,694
  41,000    Target Corp. .........................     1.0             1,983,170
 478,693    Other Securities .....................     6.1            12,663,445
                                                                  --------------
                                                                      22,690,448
                                                                  --------------
Consumer Staples -- 12.4%
  47,543    Coca-Cola Co. (The) ..................     1.3             2,709,951
  27,220    Costco Wholesale Corp. ...............     0.8             1,610,607
  43,570    CVS Caremark Corp. ...................     0.7             1,403,390
  25,358    General Mills, Inc. ..................     0.9             1,795,600
  19,800    Mead Johnson Nutrition
            Co., Class A .........................     0.4               865,260
  47,431    PepsiCo, Inc. ........................     1.4             2,883,805
  68,252    Philip Morris
            International, Inc. ..................     1.6             3,289,064
  76,097    Wal-Mart Stores, Inc. ................     2.0             4,067,385
 269,705    Other Securities .....................     3.3             6,866,288
                                                                  --------------
                                                                      25,491,350
                                                                  --------------
Energy -- 4.5%
  33,018    Exxon Mobil Corp. ....................     1.1             2,251,497
  39,784    Schlumberger, Ltd. ...................     1.2             2,589,541
 104,871    Other Securities .....................     2.2             4,414,983
                                                                  --------------
                                                                       9,256,021
                                                                  --------------
Financials -- 3.7%
  77,035    Charles Schwab
            Corp. (The) ..........................     0.7             1,449,799
  11,475    Goldman Sachs
            Group, Inc. (The) ....................     0.9             1,937,439
 126,356    Other Securities .....................     2.1             4,146,063
                                                                  --------------
                                                                       7,533,301
                                                                  --------------
Health Care -- 17.7%
  39,482    Abbott Laboratories                        1.0             2,131,633
  12,105    Alcon, Inc.                                1.0             1,989,457


                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
Health Care (continued)
  34,900    Allergan, Inc. .......................     1.1        $    2,199,049
  27,500    athenahealth, Inc.+ ..................     0.6             1,244,100
  47,050    Bristol-Myers Squibb Co. .............     0.6             1,188,012
  51,069    Celgene Corp.+ .......................     1.4             2,843,522
  71,426    Gilead Sciences, Inc.+ ...............     1.5             3,091,317
   5,758    Intuitive Surgical, Inc.+ ............     0.9             1,746,517
  36,478    Johnson & Johnson ....................     1.1             2,349,548
  34,652    Merck & Co., Inc. ....................     0.6             1,266,184
  42,200    Teva Pharmaceutical
             Industries, Ltd. ADR ................     1.2             2,370,796
 330,461    Other Securities .....................     6.7            13,969,976
                                                                  --------------
                                                                      36,390,111
                                                                  --------------
Industrials -- 7.2%
  15,001    3M Co. ...............................     0.6             1,240,132
  22,000    Union Pacific Corp. ..................     0.7             1,405,800
 338,168    Other Securities .....................     5.9            12,269,102
                                                                  --------------
                                                                      14,915,034
                                                                  --------------
Information Technology -- 35.7%
 152,500    Activision Blizzard, Inc.+ ...........     0.8             1,694,275
  40,617    Apple, Inc.+ .........................     4.2             8,564,501
 114,941    Cisco Systems, Inc.+ .................     1.4             2,751,688
  77,000    Cognizant Technology
            Solutions Corp., Class A+ ............     1.7             3,488,100
  21,240    Cree, Inc.+ ..........................     0.6             1,197,299
  28,200    F5 Networks, Inc.+ ...................     0.7             1,494,036
   9,567    Google, Inc., Class A+ ...............     2.9             5,931,349
  51,332    Hewlett-Packard Co. ..................     1.3             2,644,111
 156,990    Intel Corp. ..........................     1.6             3,202,596
  44,043    International Business
            Machines Corp. .......................     2.8             5,765,229
  62,300    Juniper Networks, Inc.+ ..............     0.8             1,661,541
   9,900    Mastercard, Inc., Class A ............     1.2             2,534,202
 320,839    Microsoft Corp. ......................     4.7             9,782,381
 140,282    Oracle Corp. .........................     1.7             3,442,520
 112,179    QUALCOMM, Inc. .......................     2.5             5,189,400
  15,310    Visa, Inc., Class A ..................     0.7             1,339,012
 600,815    Other Securities .....................     6.1            12,788,819
                                                                  --------------
                                                                      73,471,059
                                                                  --------------


                       See Notes to Financial Statements.
                                       31

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                          DECEMBER 31, 2009 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
Materials -- 5.2%
  21,755    Freeport-McMoRan
            Copper & Gold, Inc. ..................     0.8           $ 1,746,709
  19,531    Monsanto Co. .........................     0.8             1,596,659
  12,400    Potash Corp of
            Saskatchewan, Inc. ...................     0.7             1,345,400
  16,200    Praxair, Inc. ........................     0.6             1,301,022
 155,343    Other Securities .....................     2.3             4,689,252
                                                                  --------------
                                                                      10,679,042
                                                                  --------------
Telecommunication Services -- 0.6%
  66,070    Other Securities .....................     0.6             1,338,328
                                                                  --------------
                                                                       1,338,328
                                                                  --------------
Utilities -- 0.6%
  91,743    Other Securities .....................     0.6             1,267,866
                                                                  --------------
                                                                       1,267,866
                                                                  --------------
Total Common Stock
(Cost $165,938,596)                                                  203,032,560
                                                                  --------------
INVESTMENT COMPANY -- 0.3%
  14,700    iShares Dow Jones
            U.S. Real Estate Index ...............     0.3               675,024
                                                                  --------------
Total Investment Company
(Cost $620,237)                                                          675,024
                                                                  --------------
Total Investments -- 98.9%
(Cost $166,558,833)                                                  203,707,584
Other Assets & Liabilities, Net -- 1.1%                                2,140,011
                                                                  --------------
NET ASSETS -- 100.0%                                                $205,847,595
                                                                  --------------


ADR - American Depositary Receipt
+ Non-income  producing security.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U. S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling
(800) 607-2200; (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of December 31, 2009, all of the Portfolio's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.




                       See Notes to Financial Statements.
                                       32

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                           DECEMBER 31, 2009 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
COMMON STOCK -- 99.2%
            Consumer Discretionary -- 11.4%
  20,300    CBS Corp., Class B ...................     0.9        $      285,215
  34,000    Gannett Co., Inc. ....................     1.6               504,900
  12,550    J.C. Penney Co., Inc. ................     1.0               333,955
   6,175    Magna International, Inc.,
            Class A ..............................     1.0               312,332
   8,500    Omnicom Group, Inc. ..................     1.0               332,775
  83,115    Other Securities .....................     5.9             1,876,330
                                                                  --------------
                                                                       3,645,507
                                                                  --------------
Consumer Staples -- 2.3%
   9,550    Kraft Foods, Inc., Class A ...........     0.8               259,569
  13,900    Other Securities .....................     1.5               474,949
                                                                  --------------
                                                                         734,518
                                                                  --------------
Energy -- 15.6%
  11,900    Chevron Corp. ........................     2.9               916,181
  11,400    ConocoPhillips .......................     1.8               582,198
  17,850    Exxon Mobil Corp. ....................     3.8             1,217,191
   5,200    Newfield Exploration Co.+ ............     0.8               250,796
   3,800    Whiting Petroleum Corp.+ .............     0.9               271,510
  58,825    Other Securities .....................     5.4             1,785,671
                                                                  --------------
                                                                       5,023,547
                                                                  --------------
Financials -- 25.9%
  11,700    Allstate Corp. (The) .................     1.1               351,468
  14,700    Annaly Capital
            Management, Inc. .....................     0.8               255,045
   9,075    Axis Capital Holdings, Ltd. ..........     0.8               257,821
  27,875    Bank of America Corp. ................     1.3               419,798
  14,600    Capital One Financial Corp. ..........     1.8               559,764
  90,250    Citigroup, Inc. ......................     0.9               298,727
  10,325    Comerica, Inc. .......................     1.0               305,310
  25,325    JPMorgan Chase & Co. .................     3.3             1,055,293
   5,879    PNC Financial Services
            Group, Inc. ..........................     1.0               310,352
   6,800    Prosperity Bancshares, Inc. ..........     0.9               275,196
   7,725    Torchmark Corp. ......................     1.1               339,514
   4,600    Transatlantic Holdings, Inc. .........     0.7               239,706


                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
Financials (continued)
  22,275    UBS AG ...............................     1.1        $      345,485
  13,100    Wells Fargo & Co. ....................     1.1               353,569
 124,330    Other Securities .....................     9.0             2,966,510
                                                                  --------------
                                                                       8,333,558
                                                                  --------------
Health Care -- 11.3%
   7,625    Aetna, Inc. ..........................     0.8               241,712
   4,300    Amgen, Inc.+ .........................     0.8               243,251
  12,700    Bristol-Myers Squibb Co. .............     1.0               320,675
   5,075    Johnson & Johnson ....................     1.0               326,881
   4,700    McKesson Corp. .......................     0.9               293,750
  49,000    Pfizer, Inc. .........................     2.8               891,310
   8,300    UnitedHealth Group, Inc. .............     0.8               252,984
   4,600    WellPoint, Inc.+ .....................     0.8               268,134
   4,425    Zimmer Holdings, Inc.+ ...............     0.8               261,562
  15,676    Other Securities .....................     1.6               536,060
                                                                  --------------
                                                                       3,636,319
                                                                  --------------
Industrials -- 10.4%
   6,450    Boeing Co. ...........................     1.1               349,139
  27,100    General Electric Co. .................     1.3               410,023
   3,625    L-3 Communications
            Holdings, Inc., Class 3 ..............     1.0               315,194
   8,350    Northrop Grumman Corp. ...............     1.4               466,347
  58,205    Other Securities .....................     5.6             1,795,340
                                                                  --------------
                                                                       3,336,043
                                                                  --------------
Information Technology -- 11.3%
  13,925    CA, Inc. .............................     1.0               312,756
   5,400    Computer Sciences Corp.+ .............     1.0               310,662
   2,624    International Business
            Machines Corp. .......................     1.1               343,481
   8,498    Microsoft Corp. ......................     0.8               259,104
  18,725    Tyco Electronics, Ltd. ...............     1.4               459,699
   6,200    Western Digital Corp.+ ...............     0.8               273,730
 199,514    Other Securities .....................     5.2             1,674,944
                                                                  --------------
                                                                       3,634,376
                                                                  --------------


                       See Notes to Financial Statements.
                                       33

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                           DECEMBER 31, 2009 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
Materials -- 4.6%
   4,700    Domtar Corp.+ ........................     0.8        $      260,427
  10,600    MeadWestvaco Corp. ...................     1.0               303,478
  22,550    Other Securities .....................     2.8               926,236
                                                                  --------------
                                                                       1,490,141
                                                                  --------------
Telecommunication Services -- 3.4%
  29,600    AT&T, Inc. ...........................     2.6               829,688
  33,700    Other Securities .....................     0.8               248,881
                                                                  --------------
                                                                       1,078,569
                                                                  --------------
Utilities -- 3.0%
  18,800    NiSource, Inc. .......................     0.9               289,144
   4,550    Sempra Energy ........................     0.8               254,709
  18,750    Other Securities .....................     1.3               411,923
                                                                  --------------
                                                                         955,776
                                                                  --------------
Total Common Stock
(Cost $27,751,112)                                                    31,868,354
                                                                  --------------
Total Investments -- 99.2%
(Cost $27,751,112)                                                    31,868,354
Other Assets & Liabilities, Net -- 0.8%                                  270,046
                                                                  --------------
NET ASSETS -- 100.0%                                              $   32,138,400
                                                                  ==============


The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling
(800) 607-2200; (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of December 31, 2009, all of the Portfolio's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

+ Non-income  producing  security.


                       See Notes to Financial Statements.
                                       34

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                          DECEMBER 31, 2009 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
COMMON STOCK -- 98.3%
Consumer Discretionary -- 18.5%
   2,590    America's Car-Mart, Inc.+ ............     1.0        $       68,195
   4,305    Chico's FAS, Inc.+ ...................     0.9                60,485
   1,800    Cooper Tire & Rubber Co. .............     0.6                36,090
   1,200    Gymboree Corp.+ ......................     0.8                52,188
   1,200    NutriSystem, Inc. ....................     0.6                37,404
   1,368    Steven Madden, Ltd.+ .................     0.9                56,416
  82,305    Other Securities .....................    13.7               920,028
                                                                  --------------
                                                                       1,230,806
                                                                  --------------
Consumer Staples -- 4.7%
   1,100    Sanderson Farms, Inc. ................     0.7                46,376
   1,825    TreeHouse Foods, Inc.+ ...............     1.1                70,919
  12,637    Other Securities .....................     2.9               197,113
                                                                  --------------
                                                                         314,408
                                                                  --------------
Energy -- 4.8%
     619    Oceaneering
            International, Inc.+ .................     0.5                36,224
   3,469    Rosetta Resources, Inc.+ .............     1.0                69,137
   2,040    Superior Energy
            Services, Inc.+ ......................     0.8                49,551
   1,600    World Fuel Services Corp. ............     0.6                42,864
  11,264    Other Securities .....................     1.9               122,570
                                                                  --------------
                                                                         320,346
                                                                  --------------
Financials -- 4.5%
     955    BOK Financial Corp. ..................     0.7                45,382
     970    Iberiabank Corp. .....................     0.8                52,196
   2,780    Pinnacle Financial
            Partners, Inc.+ ......................     0.6                39,531
   3,083    Texas Capital
            Bancshares, Inc.+ ....................     0.7                43,039
  11,494    Other Securities .....................     1.7               117,588
                                                                  --------------
                                                                         297,736
                                                                  --------------
Health Care -- 20.9%
     850    Alexion Pharmaceuticals,
            Inc.+ ................................     0.6                41,497
   2,174    Amedisys, Inc.+ ......................     1.6               105,569



                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
Health Care (continued)
   1,500    AMERIGROUP Corp.+ ....................     0.6        $       40,440
     840    Computer Programs &
            Systems, Inc. ........................     0.6                38,682
   6,990    Health Management
            Associates, Inc., Class A+ ...........     0.8                50,817
   1,825    HMS Holdings Corp.+ ..................     1.3                88,859
   1,950    Immucor, Inc.+ .......................     0.6                39,468
   1,300    Medicis Pharmaceutical
            Corp., Class A .......................     0.5                35,165
   1,650    Meridian Bioscience, Inc. ............     0.5                35,557
   9,500    PDL BioPharma, Inc. ..................     1.0                65,170
   1,351    SXC Health
            Solutions Corp.+ .....................     1.1                72,886
  40,893    Other Securities .....................    11.7               771,189
                                                                  --------------
                                                                       1,385,299
                                                                  --------------
Industrials -- 9.7%
   2,342    BE Aerospace, Inc.+ ..................     0.8                55,037
   1,370    Bucyrus International, Inc.,
            Class A ..............................     1.2                77,227
   2,115    EnerSys+ .............................     0.7                46,255
   2,510    Geo Group, Inc. (The)+ ...............     0.8                54,919
     880    Wabtec Corp. .........................     0.5                35,939
  25,470    Other Securities .....................     5.7               373,498
                                                                  --------------
                                                                         642,875
                                                                  --------------
Information Technology -- 28.6%
   4,868    Ariba, Inc.+ .........................     0.9                60,947
   3,300    Aruba Networks, Inc.+ ................     0.5                35,178
   1,595    Atheros Communications,
            Inc.+ ................................     0.8                54,613
   6,000    Brightpoint, Inc.+ ...................     0.7                44,100
   1,301    FLIR Systems, Inc.+ ..................     0.6                42,569
   5,079    Heartland Payment
            Systems, Inc. ........................     1.0                66,687
   1,710    Informatica Corp.+ ...................     0.7                44,221
   3,105    Intersil Corp., Class A ..............     0.7                47,631
     575    MicroStrategy, Inc.,
            Class A+ .............................     0.8                54,061
   1,035    Netlogic Microsystems, Inc.+ .........     0.7                47,879


                       See Notes to Financial Statements.
                                       35

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                          DECEMBER 31, 2009 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
Information Technology (continued)
   2,365    QLogic Corp.+ ........................     0.7        $       44,627
   2,285    Rovi Corp.+ ..........................     1.1                72,823
   5,708    Skyworks Solutions, Inc.+ ............     1.2                80,997
   2,489    Taleo Corp., Class A+ ................     0.9                58,541
 107,206    Other Securities .....................    17.3             1,146,946
                                                                  --------------
                                                                       1,901,820
                                                                  --------------
Materials -- 5.4%
   1,985    AK Steel Holding Corp. ...............     0.6                42,380
     690    Schweitzer-Mauduit
            International, Inc. ..................     0.7                48,541
   2,600    WR Grace & Co.+ ......................     1.0                65,910
  11,925    Other Securities .....................     3.1               204,464
                                                                  --------------
                                                                         361,295
                                                                  --------------
Telecommunication Services -- 0.8%
   7,651    Other Securities .....................     0.8                54,184
                                                                  --------------
                                                                          54,184
                                                                  --------------
Utilities -- 0.4%
     831    Other Securities .....................     0.4                27,070
                                                                  --------------
                                                                          27,070
                                                                  --------------
Total Common Stock
(Cost $5,339,264)                                                      6,535,839
                                                                  --------------
Total Investments -- 98.3%
(Cost $5,339,264)                                                      6,535,839
Other Assets & Liabilities, Net -- 1.7%                                  111,825
                                                                  --------------
NET ASSETS -- 100.0%                                              $    6,647,664
                                                                  ==============


+ Non-income  producing security.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U. S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling
(800) 607-2200; (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of December 31, 2009, all of the Portfolio's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

                       See Notes to Financial Statements.
                                       36

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                           DECEMBER 31, 2009 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
COMMON STOCK -- 98.6%
Consumer Discretionary -- 13.4%
   2,650    Bob Evans Farms, Inc. ................     0.8        $       76,717
   5,000    Cato Corp. (The), Class A ............     1.0               100,300
   4,300    Dillard's, Inc., Class A .............     0.8                79,335
   2,775    Dress Barn, Inc.+ ....................     0.7                64,102
   1,600    Jo-Ann Stores, Inc.+ .................     0.6                57,984
 118,782    Other Securities .....................     9.5               921,134
                                                                  --------------
                                                                       1,299,572
                                                                  --------------
Consumer Staples -- 5.1%
   3,450    Casey's General Stores, Inc. .........     1.1               110,124
   7,550    Elizabeth Arden, Inc.+ ...............     1.1               109,022
  16,600    Other Securities .....................     2.9               270,481
                                                                  --------------
                                                                         489,627
                                                                  --------------
Energy -- 6.3%
   3,800    Acergy SA ADR ........................     0.6                59,318
   2,050    Bill Barrett Corp.+ ..................     0.7                63,775
   2,150    St. Mary Land &
            Exploration Co. ......................     0.8                73,616
   3,200    World Fuel Services Corp. ............     0.9                85,728
  54,265    Other Securities .....................     3.3               329,025
                                                                  --------------
                                                                         611,462
                                                                  --------------
Financials -- 27.7%
   3,050    Aspen Insurance
            Holdings, Ltd. .......................     0.8                77,623
  38,000    E*Trade Financial Corp.+ .............     0.7                66,500
   4,857    Equity One, Inc. .....................     0.8                78,538
   4,400    First Mercury Financial
            Corp. ................................     0.6                60,324
   1,190    Hancock Holding Co. ..................     0.5                52,110
   1,150    Hanover Insurance
            Group, Inc. (The) ....................     0.5                51,094
   2,800    Hatteras Financial Corp. .............     0.8                78,288
   2,865    LTC Properties, Inc. .................     0.8                76,639
   1,722    Prosperity Bancshares, Inc. ..........     0.7                69,689
   4,900    Redwood Trust, Inc. ..................     0.7                70,854
   1,750    StanCorp Financial
            Group, Inc. ..........................     0.7                70,035



                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
Financials (continued)
   4,350    Texas Capital
            Bancshares, Inc.+ ....................     0.6        $       60,726
   2,700    Tower Group, Inc. ....................     0.7                63,207
 216,700    Other Securities .....................    18.8             1,801,246
                                                                  --------------
                                                                       2,676,873
                                                                  --------------
Health Care -- 5.0%
   1,900    AMERIGROUP Corp.+ ....................     0.5                51,224
   1,400    Magellan Health
            Services, Inc.+ ......................     0.6                57,022
  10,500    PDL BioPharma, Inc. ..................     0.7                72,030
  23,796    Other Securities .....................     3.2               300,613
                                                                  --------------
                                                                         480,889
                                                                  --------------
Industrials -- 14.3%
   1,500    Alaska Air Group, Inc.+ ..............     0.6                51,840
   3,550    Albany International Corp.,
            Class A ..............................     0.8                79,733
   3,900    Avis Budget Group, Inc.+ .............     0.5                51,168
   3,550    Belden, Inc. .........................     0.8                77,816
   7,200    Cenveo, Inc.+ ........................     0.6                63,000
   4,050    CIRCOR International, Inc. ...........     1.1               101,979
   8,350    Griffon Corp.+ .......................     1.0               102,037
   1,000    Regal-Beloit Corp. ...................     0.5                51,940
   5,200    UAL Corp.+ ...........................     0.7                67,132
  50,805    Other Securities .....................     7.7               734,925
                                                                  --------------
                                                                       1,381,570
                                                                  --------------
Information Technology -- 12.2%
   9,869    Actel Corp.+ .........................     1.2               117,244
   2,350    Coherent, Inc.+ ......................     0.7                69,865
   5,700    ModusLink Global
            Solutions, Inc.+ .....................     0.5                53,637
   3,136    Standard Microsystems
            Corp.+ ...............................     0.7                65,166
   5,400    TIBCO Software, Inc.+ ................     0.5                52,002
 102,457    Other Securities .....................     8.6               826,684
                                                                  --------------
                                                                       1,184,598
                                                                  --------------


                       See Notes to Financial Statements.
                                       37

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                           DECEMBER 31, 2009 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
Materials -- 9.7%
   6,400    Buckeye Technologies, Inc.+ ..........     0.6        $       62,464
   1,250    Royal Gold, Inc. .....................     0.6                58,875
   4,550    Thompson Creek
            Metals Co., Inc.+ ....................     0.6                53,326
   8,500    Wausau Paper Corp. ...................     1.0                98,600
   2,200    WR Grace & Co.+ ......................     0.6                55,770
  38,778    Other Securities .....................     6.3               610,657
                                                                  --------------
                                                                         939,692
                                                                  --------------
Telecommunication Services -- 0.3%
   4,170    Other Securities .....................     0.3                33,596
                                                                  --------------
                                                                          33,596
                                                                  --------------
Utilities -- 4.6%
   3,150    NorthWestern Corp. ...................     0.8                81,963
   2,600    Piedmont Natural
            Gas Co., Inc. ........................     0.7                69,550
   1,550    Unisource Energy Corp. ...............     0.5                49,894
   9,841    Other Securities .....................     2.6               239,568
                                                                  --------------
                                                                         440,975
                                                                  --------------
Total Common Stock
(Cost $8,806,721)                                                      9,538,854
                                                                  --------------
PRIVATE COMPANY -- 0.0%
       6 Teton Advisors, Class B .................     0.0                    96
                                                                  --------------
Total Private Company (Cost $251)                                             96
                                                                  --------------
RIGHTS -- 0.0%
   5,700 Other Securities ........................     0.0                    --
                                                                  --------------
Total Rights (Cost $0)                                                        --
                                                                  --------------
Total Investments -- 98.6%
(Cost $8,806,972)                                                      9,538,950
Other Assets & Liabilities, Net -- 1.4%                                  142,132
                                                                  --------------
NET ASSETS -- 100.0%                                              $    9,681,082
                                                                  ==============


+ Non-income producing security.
ADR - American Depositary Receipt

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling
(800) 607-2200; (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

Amounts designated as "--" are either $0, or have been rounded to $0.

As of December 31, 2009, all of the Portfolio's investments were considered Level 1 with the exception of Flagstar Bancorp, Inc. rights, which are Level 2. The value of Flagstar Bancorp, Inc. rights at January 1, 2009 was zero and the value has remained zero throughout the year ended December 31, 2009. Please see
Note 2 in Notes to Financial Statements for further information regarding fair value measurements.


                       See Notes to Financial Statements.
                                       38

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX(SM) FUND                            DECEMBER 31, 2009 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
COMMON STOCK -- 98.8%
Consumer Discretionary -- 9.9%
   6,250    Amazon.com, Inc.+ ....................     0.5        $      840,750
  38,383    Comcast Corp. Special,
            Class A ..............................     0.4               647,137
  26,050    Home Depot, Inc. (The) ...............     0.4               753,626
  16,000    McDonald's Corp. .....................     0.6               999,040
  24,920    Walt Disney Co. (The) ................     0.5               803,670
 671,316    Other Securities .....................     7.5            13,547,102
                                                                  --------------
                                                                      17,591,325
                                                                  --------------
Consumer Staples -- 10.0%
  31,675    Altria Group, Inc. ...................     0.4               621,780
  32,720    Coca-Cola Co. (The) ..................     1.1             1,865,040
   8,180    Colgate-Palmolive Co. ................     0.4               671,987
  22,242    CVS Caremark Corp. ...................     0.4               716,415
  24,240    PepsiCo, Inc. ........................     0.8             1,473,792
  27,125    Philip Morris
            International, Inc. ..................     0.7             1,307,154
  44,352    Procter & Gamble Co. (The) ...........     1.5             2,689,062
  15,350    Walgreen Co. .........................     0.3               563,652
  33,395    Wal-Mart Stores, Inc. ................     1.0             1,784,963
 199,753    Other Securities .....................     3.4             6,036,689
                                                                  --------------
                                                                      17,730,534
                                                                  --------------
Energy -- 10.8%
  31,199    Chevron Corp. ........................     1.4             2,402,011
  23,101    ConocoPhillips .......................     0.7             1,179,768
  74,100    Exxon Mobil Corp. ....................     2.9             5,052,879
  12,510    Occidental Petroleum Corp. ...........     0.6             1,017,688
  18,600    Schlumberger, Ltd. ...................     0.7             1,210,674
 315,207    Other Securities .....................     4.5             8,379,278
                                                                  --------------
                                                                      19,242,298
                                                                  --------------
Financials -- 15.8%
  15,250    American Express Co. .................     0.4               617,930
 151,848    Bank of America Corp. ................     1.3             2,286,831
     624    Berkshire Hathaway, Inc.,
            Class B+ .............................     1.2             2,050,464
 232,550    Citigroup, Inc. ......................     0.4               769,740



                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
Financials (continued)
   8,120    Goldman Sachs
            Group, Inc. (The) ....................     0.8        $    1,370,981
  59,859    JPMorgan Chase & Co. .................     1.4             2,494,325
  29,509    U.S. Bancorp .........................     0.4               664,248
  62,523    Wells Fargo & Co. ....................     1.0             1,687,496
 840,740    Other Securities .....................     8.9            16,059,122
                                                                  --------------
                                                                      28,001,137
                                                                  --------------
Health Care -- 12.2%
  24,100    Abbott Laboratories ..................     0.7             1,301,159
  15,802    Amgen, Inc.+ .........................     0.5               893,919
  28,650    Bristol-Myers Squibb Co. .............     0.4               723,412
  13,300    Gilead Sciences, Inc.+ ...............     0.3               575,624
  42,185    Johnson & Johnson ....................     1.5             2,717,136
  14,968    Medtronic, Inc. ......................     0.4               658,293
  41,355    Merck & Co., Inc. ....................     0.9             1,511,112
 123,504    Pfizer, Inc. .........................     1.3             2,246,538
 374,175    Other Securities .....................     6.2            11,128,044
                                                                  --------------
                                                                      21,755,237
                                                                  --------------
Industrials -- 10.4%
  10,500    3M Co. ...............................     0.5               868,035
 162,246    General Electric Co. .................     1.4             2,454,782
  12,344    United Technologies Corp. ............     0.5               856,797
 460,697    Other Securities .....................     8.0            14,278,028
                                                                  --------------
                                                                      18,457,642
                                                                  --------------
Information Technology -- 19.2%
  13,900    Apple, Inc.+ .........................     1.7             2,930,954
  88,023    Cisco Systems, Inc.+ .................     1.2             2,107,271
   3,850    Google, Inc., Class A+ ...............     1.4             2,386,923
  35,677    Hewlett-Packard Co. ..................     1.0             1,837,722
  85,266    Intel Corp. ..........................     1.0             1,739,426
  19,470    International Business
            Machines Corp. .......................     1.4             2,548,623
 136,340    Microsoft Corp. ......................     2.4             4,157,007
  59,530    Oracle Corp. .........................     0.8             1,460,866
  26,125    QUALCOMM, Inc. .......................     0.7             1,208,543
 740,258    Other Securities .....................     7.6            13,822,506
                                                                  --------------
                                                                      34,199,841
                                                                  --------------


                       See Notes to Financial Statements.
                                       39

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX(SM) FUND                            DECEMBER 31, 2009 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                            Percentage of
 Shares                                     Net Assets (%)            Value
--------                                    --------------            -----
Materials -- 3.8%
   7,730    Monsanto Co. .........................     0.4        $      631,928
 202,245    Other Securities .....................     3.4             6,193,252
                                                                  --------------
                                                                       6,825,180
                                                                  --------------
Telecommunication Services -- 3.0%
  90,124    AT&T, Inc. ...........................     1.4             2,526,176
  42,259    Verizon Communications,
            Inc. .................................     0.8             1,400,041
 137,231    Other Securities .....................     0.8             1,353,446
                                                                  --------------
                                                                       5,279,663
                                                                  --------------
Utilities -- 3.7%
 225,994    Other Securities .....................     3.7             6,590,927
                                                                  --------------
                                                                       6,590,927
                                                                  --------------
Total Common Stock
(Cost $133,798,655)                                                  175,673,784
                                                                  --------------
RIGHTS -- 0.0%
   3,525    Other Securities .....................     0.0                 1,078
                                                                  --------------
Total Rights (Cost $900)                                                   1,078
                                                                  --------------
WARRANTS -- 0.0%
       6    Krispy Kreme Doughnuts,
            Inc., Expires 2012+                                               --
     367    Raytheon Co.,
            Expires 2011+                                                  5,322
                                                                  --------------
Total Warrants (Cost $0)                                                   5,322
                                                                  --------------
Total Investments -- 98.8%
(Cost $133,799,555)                                                  175,680,184
Other Assets & Liabilities, Net -- 1.2%                                2,112,158
                                                                  --------------
NET ASSETS -- 100.0%                                              $  177,792,342
                                                                  ==============


+ Non-income  producing security.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U. S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling
(800) 607-2200; (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

Amounts designated as "--"  are either $0,  or have been  rounded to $0.

                       See Notes to Financial Statements.
                                       40

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000(SM) INDEX FUND                            DECEMBER 31, 2009 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of December 31, 2009 in valuing the Portfolio's investments carried at value:


INVESTMENT IN SECURITIES       LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                               -------       -------     -------       -----
Common Stock
 Consumer
   Discretionary .........  $ 17,591,320     $   --       $ 5      $ 17,591,325
 Consumer Staples ........    17,730,534         --        --        17,730,534
 Energy ..................    19,242,298         --        --        19,242,298
 Financials ..............    28,001,137         --        --        28,001,137
 Health Care .............    21,755,237         --        --        21,755,237
 Industrials .............    18,457,641         --         1        18,457,642
 Information
   Technology ............    34,199,841         --        --        34,199,841
 Materials ...............     6,825,180         --        --         6,825,180
 Telecommunication
   Services ..............     5,279,663         --        --         5,279,663
 Utilities ...............     6,590,927         --        --         6,590,927
                            ------------     ------       ---      ------------
                             175,673,778         --         6       175,673,784
Rights ...................         1,078         --        --             1,078
                            ------------     ------       ---      ------------
Warrants .................         5,322         --        --             5,322
                            ------------     ------       ---      ------------
Total Investments
 in Securities ...........  $175,680,178     $   --       $ 6      $175,680,184
                            ------------     ------       ---      ------------

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:


Beginning balance as
 of January 1, 2009 .....   $         --
Accrued discounts/
 premiums ...............             --
Realized gain/(loss) ....             --
Change in unrealized
 appreciation/
 (depreciation) .........             --
Net purchases/sales .....             --
Net transfer in and/or
 out of Level 3 .........              6
                            ------------
Ending balance as of
 December 31, 2009 ......   $          6
                            ============


                       See Notes to Financial Statements.
                                       41

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 Shares                                                                Value
 ------                                                                -----
COMMON STOCK -- 126.5%
Consumer Discretionary -- 13.2%
  20,200    Aeropostale, Inc.+ ................................   $      687,810
   6,150    Amazon.com, Inc.+ .................................          827,298
   3,650    Apollo Group, Inc.,
            Class A+ ..........................................          221,117
   6,750    Barnes & Noble, Inc. ..............................          128,723
   5,450    Best Buy Co., Inc. ................................          215,057
   7,500    Big Lots, Inc.+ ...................................          217,350
   5,850    Bob Evans Farms, Inc. .............................          169,357
   4,300    Brinker International, Inc. .......................           64,156
  11,600    Career Education Corp.+ ...........................          270,396
  10,650    CBS Corp., Class B ................................          149,632
  14,500    Coach, Inc. .......................................          529,685
  58,300    Comcast Corp. Special,
            Class A ...........................................          982,938
   2,850    Darden Restaurants, Inc. ..........................           99,949
   1,200    DeVry, Inc. .......................................           68,076
   1,300    DISH Network Corp.,
            Class A ...........................................           27,001
   2,500    Dollar Tree, Inc.+ ................................          120,750
  29,100    DreamWorks Animation
            SKG, Inc., Class A+ ...............................        1,162,545
   4,020    Expedia, Inc.+ ....................................          103,354
   7,700    Foot Locker, Inc. .................................           85,778
 115,291    Ford Motor Co.+ ...................................        1,152,910
  14,050    GameStop Corp., Class A+ ..........................          308,257
  11,950    Gannett Co., Inc. .................................          177,458
  62,550    Gap, Inc. (The) ...................................        1,310,422
  28,900    Garmin, Ltd. ......................................          887,230
   5,500    Goodyear Tire &
            Rubber Co. (The)+ .................................           77,550
   3,000    H&R Block, Inc. ...................................           67,860
   4,700    Hasbro, Inc. ......................................          150,682
   4,400    Hillenbrand, Inc. .................................           82,896
  45,550    Home Depot, Inc. (The) ............................        1,317,762
  29,600    Johnson Controls, Inc. ............................          806,304
   2,850    Kohl's Corp.+ .....................................          153,700
   5,750    Lennar Corp., Class A .............................           73,428
  66,950    Lowe's Cos., Inc. .................................        1,565,960
  17,000    Ltd. Brands, Inc. .................................          327,080



 Shares                                                                Value
 ------                                                                -----
Consumer Discretionary (continued)
  97,250    Macy's, Inc. ......................................   $    1,629,910
   7,050    McDonald's Corp. ..................................          440,202
  23,400    Newell Rubbermaid, Inc. ...........................          351,234
  42,450    News Corp., Class A ...............................          581,141
   5,800    NIKE, Inc., Class B ...............................          383,206
  16,250    Office Depot, Inc.+ ...............................          104,813
   3,250    Omnicom Group, Inc. ...............................          127,237
   7,600    Penske Auto Group, Inc. ...........................          115,368
   5,000    PetSmart, Inc. ....................................          133,450
   1,400    Polaris Industries, Inc. ..........................           61,082
   2,300    priceline.com, Inc.+ ..............................          502,550
   8,950    RadioShack Corp.                                             174,525
   2,100    Rent-A-Center, Inc.,
            Class A+ ..........................................           37,212
   2,350    Ross Stores, Inc. .................................          100,369
   2,850    Sherwin-Williams Co. (The) ........................          175,702
   5,800    Starbucks Corp.+ ..................................          133,748
  38,400    Target Corp. ......................................        1,857,408
   3,050    Tiffany & Co. .....................................          131,150
   2,550    Time Warner Cable, Inc.,
            Class A ...........................................          105,545
  10,500    Time Warner, Inc. .................................          305,970
   6,670    TJX Cos., Inc. ....................................          243,788
   2,900    TRW Automotive
            Holdings Corp.+ ...................................           69,252
  10,500    VF Corp. ..........................................          769,020
   9,300    Viacom, Inc., Class B+ ............................          276,489
   9,800    Virgin Media Inc. .................................          164,934
  79,900    Walt Disney Co. (The) .............................        2,576,775
     210    Washington Post Co. (The),
            Class B ...........................................           92,316
   2,500    Whirlpool Corp. ...................................          201,650
   9,450    Wyndham Worldwide Corp. ...........................          190,607
   5,600    Yum! Brands, Inc. .................................          195,832
                                                                  --------------
                                                                      26,822,956
                                                                  --------------
Consumer Staples -- 11.1%
   5,850    Alberto-Culver Co., Class B .......................          171,346
  22,700    Altria Group, Inc. ................................          445,601
   6,150    Archer-Daniels-Midland Co. ........................          192,557


                       See Notes to Financial Statements.
                                       42

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                                Value
 ------                                                                -----
Consumer Staples (continued)
   3,200    Avon Products, Inc. ...............................   $      100,800
   6,550    Campbell Soup Co. .................................          221,390
  15,750    Coca-Cola Co. (The) ...............................          897,750
  24,050    Coca-Cola Enterprises, Inc. .......................          509,860
   2,400    Colgate-Palmolive Co. .............................          197,160
  24,700    ConAgra Foods, Inc. ...............................          569,335
   8,000    Constellation Brands, Inc.,
            Class A+ ..........................................          127,440
   2,400    Costco Wholesale Corp. ............................          142,008
  43,050    CVS Caremark Corp. ................................        1,386,641
  10,200    Dr. Pepper Snapple
            Group, Inc. .......................................          288,660
   3,500    Energizer Holdings, Inc.+ .........................          214,480
   5,500    Estee Lauder Cos.,
            Inc. (The), Class A ...............................          265,980
   4,200    General Mills, Inc. ...............................          297,402
   2,600    Hershey Co. (The) .................................           93,054
  45,700    HJ Heinz Co. ......................................        1,954,132
   5,000    Hormel Foods Corp. ................................          192,250
   1,500    JM Smucker Co. (The) ..............................           92,625
  13,300    Kellogg Co. .......................................          707,560
   3,100    Kimberly-Clark Corp. ..............................          197,501
  10,400    Kraft Foods, Inc., Class A ........................          282,672
   6,750    Kroger Co. (The) ..................................          138,577
   3,100    Lancaster Colony Corp. ............................          154,070
   3,750    Lorillard, Inc. ...................................          300,863
  18,350    Molson Coors Brewing
            Co., Class B ......................................          828,686
  30,600    Nestle SA ADR .....................................        1,479,510
  12,650    PepsiCo, Inc. .....................................          769,120
  58,500    Philip Morris
            International, Inc. ...............................        2,819,115
  40,100    Procter & Gamble Co. (The) ........................        2,431,263
  20,850    Reynolds American, Inc. ...........................        1,104,424
  25,300    Safeway, Inc. .....................................          538,637
  34,500    Sara Lee Corp. ....................................          420,210
   6,850    Sysco Corp. .......................................          191,389
  20,950    Tyson Foods, Inc., Class A ........................          257,056
   3,800    Universal Corp. ...................................          173,318
   6,450    Walgreen Co. ......................................          236,844



 Shares                                                                Value
 ------                                                                -----
Consumer Staples (continued)
  16,500    Wal-Mart Stores, Inc. .............................   $      881,925
   8,000    Whole Foods Market, Inc.+ .........................          219,600
                                                                  --------------
                                                                      22,492,811
                                                                  --------------
Energy -- 13.5%
   4,700    Alpha Natural
            Resources, Inc.+ ..................................          203,886
  20,350    Anadarko Petroleum Corp. ..........................        1,270,247
   2,600    Apache Corp. ......................................          268,242
   7,950    Atwood Oceanics, Inc.+ ............................          285,007
  41,000    BP PLC ADR ........................................        2,376,770
   5,150    Cameron International
            Corp.+ ............................................          215,270
   4,900    Chesapeake Energy Corp. ...........................          126,812
  42,050    Chevron Corp. .....................................        3,237,430
   3,650    Cimarex Energy Co. ................................          193,340
  12,750    ConocoPhillips ....................................          651,143
   3,900    Devon Energy Corp. ................................          286,650
   1,000    Diamond Offshore
            Drilling, Inc. ....................................           98,420
  33,900    El Paso Corp. .....................................          333,237
  19,300    EOG Resources, Inc. ...............................        1,877,890
   3,100    Exterran Holdings, Inc.+ ..........................           66,495
  65,350    Exxon Mobil Corp. .................................        4,456,216
   7,350    Halliburton Co. ...................................          221,162
   5,100    Helix Energy Solutions
            Group, Inc.+ ......................................           59,925
   3,600    Hess Corp. ........................................          217,800
  29,450    Marathon Oil Corp. ................................          919,429
   3,250    Murphy Oil Corp. ..................................          176,150
  13,600    Nabors Industries, Ltd.+ ..........................          297,704
   4,050    National Oilwell Varco, Inc. ......................          178,565
   6,400    Newfield Exploration Co.+ .........................          308,672
  56,830    Occidental Petroleum Corp. ........................        4,623,120
   7,800    Oil States International, Inc.+ ...................          306,462
   2,000    Peabody Energy Corp. ..............................           90,420
  12,300    Petrohawk Energy Corp.+ ...........................          295,077
   4,250    Pioneer Natural
            Resources Co. .....................................          204,722


                       See Notes to Financial Statements.
                                       43

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                                Value
 ------                                                                -----
Energy (continued)
  11,100    Plains Exploration &
            Production Co.+ ...................................   $      307,026
   4,950    Pride International, Inc.+ ........................          157,954
   5,950    Rowan Cos., Inc. ..................................          134,708
   8,100    Schlumberger, Ltd. ................................          527,229
  10,650    Southern Union Co. ................................          241,755
   3,700    St. Mary Land &
            Exploration Co. ...................................          126,688
  16,100    Transocean, Ltd.+ .................................        1,333,080
   5,600    Valero Energy Corp. ...............................           93,800
   2,200    Whiting Petroleum Corp.+ ..........................          157,190
  25,600    Williams Cos., Inc. (The) .........................          539,648
   1,550    XTO Energy, Inc. ..................................           72,122
                                                                  --------------
                                                                      27,537,463
                                                                  --------------
Financials -- 17.3%
   6,650    Aflac, Inc. .......................................          307,563
   4,900    Allstate Corp. (The) ..............................          147,196
   9,400    American Express Co. ..............................          380,888
   3,250    AmeriCredit Corp.+ ................................           61,880
  40,300    Ameriprise Financial, Inc. ........................        1,564,446
  15,500    Annaly Capital
            Management, Inc. ..................................          268,925
  12,300    Arch Capital Group, Ltd.+ .........................          880,065
   3,600    Astoria Financial Corp. ...........................           44,748
  95,600    Bank of America Corp. .............................        1,439,736
   8,850    Bank of New York Mellon
            Corp. (The) .......................................          247,534
  33,450    BB&T Corp. ........................................          848,627
   6,300    Capital One Financial Corp. .......................          241,542
   9,050    Charles Schwab Corp. (The) ........................          170,321
  43,300    Chubb Corp. .......................................        2,129,494
   4,700    Cincinnati Financial Corp. ........................          123,328
  89,400    Citigroup, Inc. ...................................          295,914
      50    Cousins Properties, Inc. ..........................              382
  29,750    Discover Financial Services .......................          437,622
   4,100    Equity Residential ................................          138,498
   3,600    Erie Indemnity Co., Class A .......................          140,472
   1,500    Essex Property Trust, Inc. ........................          125,475
   2,900    Everest Re Group, Ltd. ............................          248,472



 Shares                                                                Value
 ------                                                                -----
Financials (continued)
   7,050    Fifth Third Bancorp ...............................   $       68,738
   2,400    Franklin Resources, Inc. ..........................          252,840
  10,000    Goldman Sachs
            Group, Inc. (The) .................................        1,688,400
  33,200    HCC Insurance
            Holdings, Inc. ....................................          928,604
  10,000    Health Care REIT, Inc. ............................          443,200
  22,500    Hudson City Bancorp, Inc. .........................          308,925
   1,200    IntercontinentalExchange,
            Inc.+ .............................................          134,760
   4,650    International Bancshares
            Corp. .............................................           88,024
   4,750    Invesco, Ltd. .....................................          111,577
   4,650    Jefferies Group, Inc. .............................          110,345
 109,898    JPMorgan Chase & Co. ..............................        4,579,450
   4,650    Legg Mason, Inc. ..................................          140,244
   9,100    Lincoln National Corp. ............................          226,408
  20,350    Loews Corp. .......................................          739,722
  39,600    Manulife Financial Corp. ..........................          726,264
   5,700    MetLife, Inc. .....................................          201,495
 173,200    MFA Mortgage
            Investments, Inc. .................................        1,273,020
  49,150    Morgan Stanley ....................................        1,454,840
   6,600    NASDAQ OMX
            Group, Inc.+ ......................................          130,812
  17,400    New York Community
            Bancorp, Inc. .....................................          252,474
  15,650    NYSE Euronext .....................................          395,945
  10,550    OneBeacon Insurance
            Group, Ltd., Class A ..............................          145,379
   1,750    PartnerRe, Ltd. ...................................          130,655
   3,900    People's United
            Financial, Inc. ...................................           65,130
   6,500    PNC Financial Services
            Group, Inc. .......................................          343,135
   4,850    Progressive Corp. (The) ...........................           87,251
  56,800    Prudential Financial, Inc. ........................        2,826,368
   3,650    Public Storage ....................................          297,292
   4,800    Raymond James
            Financial, Inc. ...................................          114,096


                       See Notes to Financial Statements.
                                       44

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                                Value
 ------                                                                -----
Financials (continued)
   8,700    Regions Financial Corp. ...........................   $       46,023
   2,750    Reinsurance Group of
            America, Inc., Class A ............................          131,038
   2,350    RenaissanceRe
            Holdings, Ltd. ....................................          124,902
   6,800    SLM Corp.+ ........................................           76,636
   4,500    State Street Corp. ................................          195,930
   2,250    T Rowe Price Group, Inc. ..........................          119,813
  32,350    TD Ameritrade
            Holding Corp.+ ....................................          626,943
   8,300    Travelers Cos., Inc. (The) ........................          413,838
  18,950    U.S. Bancorp ......................................          426,564
  27,300    Unum Group ........................................          532,896
  74,050    Wells Fargo & Co. .................................        1,998,610
     490    Wesco Financial Corp. .............................          168,070
   4,200    Westamerica
            Bancorporation ....................................          232,554
  60,700    Willis Group Holdings, Ltd. .......................        1,601,266
   2,950    XL Capital, Ltd., Class A .........................           54,074
                                                                  --------------
                                                                      35,257,678
                                                                  --------------
Health Care -- 16.8%
  40,150    Abbott Laboratories ...............................        2,167,698
   4,000    Aetna, Inc. .......................................          126,800
  17,200    AmerisourceBergen Corp.,
            Class A ...........................................          448,404
  47,800    Amgen, Inc.+ ......................................        2,704,046
  24,200    Baxter International, Inc. ........................        1,420,056
  78,550    Boston Scientific Corp.+ ..........................          706,950
  43,950    Bristol-Myers Squibb Co. ..........................        1,109,738
   2,800    C.R. Bard, Inc. ...................................          218,120
   4,800    Cardinal Health, Inc. .............................          154,752
   1,550    CareFusion Corp.+ .................................           38,766
   3,150    Celgene Corp.+ ....................................          175,392
   6,650    Cephalon, Inc.+ ...................................          415,027
   2,800    Cerner Corp.+ .....................................          230,832
  17,800    CIGNA Corp. .......................................          627,806
   7,400    Coventry Health Care, Inc.+ .......................          179,746
  21,750    Eli Lilly & Co. ...................................          776,692



 Shares                                                                Value
 ------                                                                -----
Health Care (continued)
   5,100    Endo Pharmaceuticals
            Holdings, Inc.+ ...................................   $      104,601
  65,900    Forest Laboratories, Inc.+ ........................        2,116,049
   1,650    Genzyme Corp.+ ....................................           80,866
   5,800    Gilead Sciences, Inc.+ ............................          251,024
   7,650    Health Net, Inc.+ .................................          178,168
   6,600    Hill-Rom Holdings, Inc. ...........................          158,334
   5,800    Hologic, Inc.+ ....................................           84,100
  40,050    Hospira, Inc.+ ....................................        2,042,550
  11,700    Humana, Inc.+ .....................................          513,513
  44,400    Johnson & Johnson .................................        2,859,804
   8,800    Kindred Healthcare, Inc.+ .........................          162,448
   9,800    King Pharmaceuticals, Inc.+ .......................          120,246
   2,850    McKesson Corp. ....................................          178,125
  34,150    Medtronic, Inc. ...................................        1,501,917
  45,850    Merck & Co., Inc. .................................        1,675,359
  20,500    Mylan, Inc.+ ......................................          377,815
   4,250    Myriad Genetics, Inc.+ ............................          110,925
  13,200    Omnicare, Inc. ....................................          319,176
   3,000    Perrigo Co. .......................................          119,520
 234,350    Pfizer, Inc. ......................................        4,262,827
  24,900    Quest Diagnostics, Inc. ...........................        1,503,462
   3,900    St. Jude Medical, Inc.+ ...........................          143,442
   2,550    Stryker Corp. .....................................          128,443
   3,350    Teleflex, Inc. ....................................          180,531
   3,300    Thermo Fisher
            Scientific, Inc.+ .................................          157,377
  77,100    UnitedHealth Group, Inc. ..........................        2,350,008
   2,400    Varian Medical
            Systems, Inc.+ ....................................          112,440
   5,650    Watson Pharmaceuticals,
            Inc.+ .............................................          223,797
   8,050    WellCare Health
            Plans, Inc.+ ......................................          295,918
   4,900    WellPoint, Inc.+ ..................................          285,621
   3,400    Zimmer Holdings, Inc.+ ............................          200,974
                                                                  --------------
                                                                      34,300,205
                                                                  --------------


                       See Notes to Financial Statements.
                                       45

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                                Value
 ------                                                                -----
Industrials -- 16.2%
   8,000    3M Co. ............................................   $      661,360
  10,100    AGCO Corp.+ .......................................          326,634
   8,200    Avery Dennison Corp. ..............................          299,218
   5,850    Caterpillar, Inc. .................................          333,392
   3,100    CH Robinson
            Worldwide, Inc. ...................................          182,063
     100    Cintas Corp. ......................................            2,605
   3,250    CSX Corp. .........................................          157,593
  32,600    Cummins, Inc. .....................................        1,495,036
   2,250    Danaher Corp. .....................................          169,200
  19,700    Deere & Co. .......................................        1,065,573
  11,500    Delta Air Lines, Inc.+ ............................          130,870
   4,600    Deluxe Corp. ......................................           68,034
   1,650    Eaton Corp. .......................................          104,973
   6,450    Emerson Electric Co. ..............................          274,770
   2,950    Equifax, Inc. .....................................           91,125
   5,900    Expeditors International of
            Washington, Inc. ..................................          204,907
   3,100    FedEx Corp. .......................................          258,695
     800    Flowserve Corp. ...................................           75,624
   1,650    Fluor Corp. .......................................           74,316
  72,000    Foster Wheeler AG+ ................................        2,119,680
   2,200    FTI Consulting, Inc.+ .............................          103,752
   6,450    Gardner Denver, Inc. ..............................          274,447
  18,750    General Dynamics Corp. ............................        1,278,188
 162,150    General Electric Co. ..............................        2,453,330
   6,100    Goodrich Corp. ....................................          391,925
   8,650    Hertz Global Holdings, Inc.+ ......................          103,108
   4,450    Honeywell
            International, Inc. ...............................          174,440
   5,350    Illinois Tool Works, Inc. .........................          256,747
  31,450    ITT Corp. .........................................        1,564,323
   1,600    Jacobs Engineering
            Group, Inc.+ ......................................           60,176
  11,500    Kelly Services, Inc., Class A .....................          137,195
  29,850    L-3 Communications
            Holdings, Inc. ....................................        2,595,457
   3,400    Lockheed Martin Corp. .............................          256,190
     600    Manpower, Inc. ....................................           32,748
     800    Masco Corp. .......................................           11,048



 Shares                                                                Value
 ------                                                                -----
Industrials (continued)
  10,900    McDermott
            International, Inc.+ ..............................   $      261,709
   1,400    Navistar International
            Corp.+ ............................................           54,110
  38,200    Norfolk Southern Corp. ............................        2,002,444
  12,700    Northrop Grumman Corp. ............................          709,295
   9,600    Oshkosh Corp. .....................................          355,488
   1,800    Parker Hannifin Corp. .............................           96,984
  22,100    Raytheon Co. ......................................        1,138,592
  44,800    Republic Services, Inc.,
            Class A ...........................................        1,268,288
  28,100    Rockwell Collins, Inc. ............................        1,555,616
  21,900    Siemens AG ADR ....................................        2,008,230
   4,550    Snap-On, Inc. .....................................          192,283
   9,250    Southwest Airlines Co. ............................          105,727
   3,950    Spirit Aerosystems
            Holdings, Inc., Class A+ ..........................           78,447
   3,650    SPX Corp. .........................................          199,655
   2,400    Stanley Works (The) ...............................          123,624
   5,700    Textron, Inc. .....................................          107,217
   3,400    Towers Watson & Co.,
            Class A ...........................................          161,568
   5,250    Trinity Industries, Inc. ..........................           91,560
  19,600    Union Pacific Corp. ...............................        1,252,440
   7,700    United Parcel Service, Inc.,
            Class B ...........................................          441,749
  30,250    United Technologies Corp. .........................        2,099,653
   4,200    Wabtec Corp. ......................................          171,528
  10,650    Werner Enterprises, Inc. ..........................          210,763
   5,050    WW Grainger, Inc. .................................          488,991
                                                                  --------------
                                                                      32,964,703
                                                                  --------------
Information Technology -- 24.2%
   5,100    Adobe Systems, Inc.+ ..............................          187,578
  20,900    Advanced Micro
            Devices, Inc.+ ....................................          202,312
   5,950    Agilent Technologies, Inc.+ .......................          184,866
   5,500    Altera Corp. ......................................          124,465
   9,500    Amdocs, Ltd.+ .....................................          271,035
   3,000    Analog Devices, Inc. ..............................           94,740


                       See Notes to Financial Statements.
                                       46

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                                Value
 ------                                                                -----
Information Technology (continued)
     972    AOL, Inc.+ ........................................   $       22,628
   8,750    Apple, Inc.+ ......................................        1,845,025
   8,700    Applied Materials, Inc. ...........................          121,278
   5,300    Arris Group, Inc.+ ................................           60,579
   5,900    Arrow Electronics, Inc.+ ..........................          174,699
   1,500    Autodesk, Inc.+ ...................................           38,115
   4,300    Automatic Data
            Processing, Inc. ..................................          184,126
   7,700    Avnet, Inc.+ ......................................          232,232
  11,450    BMC Software, Inc.+ ...............................          459,145
   6,400    Broadcom Corp., Class A+ ..........................          201,280
   6,950    Broadridge Financial
            Solutions, Inc. ...................................          156,792
  22,300    CA, Inc. ..........................................          500,858
 176,750    Cisco Systems, Inc.+ ..............................        4,231,395
   3,100    Cognizant Technology
            Solutions Corp., Class A+ .........................          140,430
   7,950    Computer Sciences Corp.+ ..........................          457,363
   6,100    Compuware Corp.+ ..................................           44,103
   9,800    Convergys Corp.+ ..................................          105,350
 103,150    Corning, Inc. .....................................        1,991,827
   7,400    Cypress Semiconductor
            Corp.+ ............................................           78,144
  18,200    Dell, Inc.+ .......................................          261,352
   4,400    Dolby Laboratories, Inc.,
            Class A+ ..........................................          210,012
  34,700    eBay, Inc.+ .......................................          816,838
   5,800    EchoStar Corp., Class A+ ..........................          116,812
  15,300    Electronic Arts, Inc.+ ............................          271,575
 123,750    EMC Corp.+ ........................................        2,161,912
   1,600    Factset Research
            Systems, Inc. .....................................          105,392
  21,150    Fidelity National Information
            Services, Inc. ....................................          495,756
   4,200    Google, Inc., Class A+ ............................        2,603,916
   9,500    Harris Corp. ......................................          451,725
   2,700    Harris Stratex Networks,
            Inc., Class A+ ....................................           18,657
  41,900    Hewlett-Packard Co. ...............................        2,158,269



 Shares                                                                Value
 ------                                                                -----
Information Technology (continued)
  27,780    Integrated Device
            Technology, Inc.+ .................................   $      179,737
 139,800    Intel Corp. .......................................        2,851,920
  44,250    International Business
            Machines Corp. ....................................        5,792,325
   6,300    Intersil Corp., Class A ...........................           96,642
  10,000    Jabil Circuit, Inc. ...............................          173,700
  10,850    Juniper Networks, Inc.+ ...........................          289,369
   8,200    KLA-Tencor Corp. ..................................          296,512
   6,700    Lexmark International, Inc.,
            Class A+ ..........................................          174,066
  39,900    LSI Corp.+ ........................................          239,799
   9,200    Mantech International
            Corp., Class A+ ...................................          444,176
  76,500    Marvell Technology
            Group, Ltd.+ ......................................        1,587,375
     700    Mastercard, Inc., Class A .........................          179,186
  14,700    Maxim Integrated
            Products, Inc. ....................................          298,410
   1,550    McAfee, Inc.+ .....................................           62,883
  16,950    Micron Technology, Inc.+ ..........................          178,992
  58,000    Microsoft Corp. ...................................        1,768,420
   8,400    Molex, Inc. .......................................          181,020
  77,350    Motorola, Inc. ....................................          600,236
   4,300    National Instruments Corp. ........................          126,635
   4,100    NetApp, Inc.+ .....................................          140,999
  13,000    Netease.com ADR+ ..................................          488,930
  35,800    Nintendo Co., Ltd. ADR ............................        1,067,556
  24,850    Novell, Inc.+ .....................................          103,128
   2,500    Novellus Systems, Inc.+ ...........................           58,350
   5,450    NVIDIA Corp.+ .....................................          101,806
 101,650    Oracle Corp. ......................................        2,494,491
   9,400    QUALCOMM, Inc. ....................................          434,844
   8,150    Red Hat, Inc.+ ....................................          251,835
  23,800    Research In Motion, Ltd.+ .........................        1,607,452
   6,900    SAIC, Inc.+ .......................................          130,686
   4,550    Salesforce.com, Inc.+ .............................          335,654
  10,100    SanDisk Corp.+ ....................................          292,799
   8,100    Seagate Technology ................................          147,339


                       See Notes to Financial Statements.
                                       47

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                                Value
 ------                                                                -----
Information Technology (continued)
 140,500    Symantec Corp.+ ...................................   $    2,513,545
  12,200    Tellabs, Inc.+ ....................................           69,296
   3,150    Teradata Corp.+ ...................................           99,005
   8,300    Teradyne, Inc.+ ...................................           89,059
  11,650    Texas Instruments, Inc. ...........................          303,599
   1,900    Unisys Corp.+ .....................................           73,264
   9,500    Vishay Intertechnology, Inc.+ .....................           79,325
  14,250    Western Digital Corp.+ ............................          629,138
   5,600    Western Union Co. (The) ...........................          105,560
   5,600    Xilinx, Inc. ......................................          140,336
   9,450    Yahoo!, Inc.+ .....................................          158,571
                                                                  --------------
                                                                      49,220,551
                                                                  --------------
Materials -- 5.8%
   1,950    Air Products &
            Chemicals, Inc. ...................................          158,067
   2,750    AK Steel Holding Corp. ............................           58,713
   7,500    Alcoa, Inc. .......................................          120,900
   3,200    Aptargroup, Inc. ..................................          114,368
   1,650    Ball Corp. ........................................           85,305
   4,400    Celanese Corp., Ser A .............................          141,240
     300    Domtar Corp.+ .....................................           16,623
   9,200    Dow Chemical Co. (The) ............................          254,196
   3,600    Eastman Chemical Co. ..............................          216,864
   8,100    EI du Pont de
            Nemours & Co. .....................................          272,727
   3,500    FMC Corp. .........................................          195,160
  16,000    Freeport-McMoRan
            Copper & Gold, Inc. ...............................        1,284,640
   3,400    Greif, Inc., Class A ..............................          183,532
   3,650    International Flavors &
            Fragrances, Inc. ..................................          150,161
  10,900    International Paper Co. ...........................          291,902
   3,400    Lubrizol Corp. ....................................          248,030
  18,600    Monsanto Co. ......................................        1,520,550
   6,800    Nalco Holding Co. .................................          173,468
   3,200    Newmont Mining Corp. ..............................          151,392
   2,050    Nucor Corp. .......................................           95,632
  17,500    Owens-Illinois, Inc.+ .............................          575,225
  31,200    Packaging Corp of America .........................          717,912
  11,150   Pactiv Corp.+ ......................................          269,161



 Shares                                                                Value
 ------                                                                -----
Materials (continued)
   9,350    PPG Industries, Inc. ..............................   $      547,349
  10,200    Praxair, Inc. .....................................          819,162
   4,900    Reliance Steel &
            Aluminum Co. ......................................          211,778
   2,000    Rockwood Holdings, Inc.+ ..........................           47,120
   1,450    RPM International, Inc. ...........................           29,478
   7,600    Sealed Air Corp. ..................................          166,136
   5,400    Sigma-Aldrich Corp. ...............................          272,862
   4,200    Sonoco Products Co. ...............................          122,850
   7,900    Temple-Inland, Inc. ...............................          166,769
  37,300    United States Steel Corp. .........................        2,055,976
                                                                  --------------
                                                                      11,735,248
                                                                  --------------
Telecommunication Services -- 3.3%
  88,702    AT&T, Inc. ........................................        2,486,317
  17,550    CenturyTel, Inc. ..................................          635,486
   4,600    NII Holdings, Inc.+ ...............................          154,468
  29,200    Sprint Nextel Corp.+ ..............................          106,872
   3,400    United States Cellular
            Corp.+ ............................................          144,194
  55,800    Verizon Communications,
            Inc. ..............................................        1,848,654
 119,000    Windstream Corp. ..................................        1,307,810
                                                                  --------------
                                                                       6,683,801
                                                                  --------------
Utilities -- 5.1%
  10,500    Ameren Corp. ......................................          293,475
  16,300    American Electric
            Power Co., Inc. ...................................          567,077
  75,800    CenterPoint Energy, Inc. ..........................        1,099,858
  12,100    CMS Energy Corp. ..................................          189,486
   2,950    Consolidated Edison, Inc. .........................          134,019
   5,250    Constellation Energy
            Group, Inc. .......................................          184,642
   3,100    Dominion Resources, Inc. ..........................          120,652
   4,000    DTE Energy Co. ....................................          174,360
  23,500    Duke Energy Corp. .................................          404,435
   2,300    Edison International ..............................           79,994
   4,350    Exelon Corp. ......................................          212,584
   3,150    FirstEnergy Corp. .................................          146,318
   2,250    FPL Group, Inc. ...................................          118,845


                       See Notes to Financial Statements.
                                       48

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                                Value
 ------                                                                -----
Utilities (continued)
   6,450    IDACORP, Inc. .....................................   $      206,078
   3,500    Integrys Energy Group, Inc. .......................          146,965
   9,300    MDU Resources Group, Inc. .........................          219,480
   5,000    National Fuel Gas Co. .............................          250,000
   4,850    Nicor, Inc. .......................................          204,185
  13,700    NiSource, Inc. ....................................          210,706
   5,300    Oneok, Inc. .......................................          236,221
  29,500    PG&E Corp. ........................................        1,317,175
   4,500    Pinnacle West Capital Corp. .......................          164,610
   4,450    Progress Energy, Inc. .............................          182,494
  27,000    Public Service Enterprise
            Group, Inc. .......................................          897,750
   4,350    Questar Corp. .....................................          180,830
   5,350    Sempra Energy .....................................          299,493
   5,400    Southern Co. ......................................          179,928
  98,800    TECO Energy, Inc. .................................        1,602,536
  20,500    Xcel Energy, Inc. .................................          435,011
                                                                  --------------
                                                                      10,459,207
                                                                  --------------
Total Common Stock
(Cost $237,017,178)                                                  257,474,623
                                                                  --------------
                         Maturity
                           Date      Par
                         -------     ---
REPURCHASE AGREEMENT -- 0.0%
         Agreement with JPMorgan,
            0.100%, dated 12/31/09, to
            be repurchased on 01/04/10
            at $54,214, collateralized by
            $65,000 U.S. Treasury Bonds,
            4.000%, due 08/15/18
  54,214   (market value $66,404)                                         54,214
                                                                  --------------
Total Repurchase Agreement
(Cost $54,214)          01/04/10   $54,214                                54,214
                                                                  --------------
Total Investments -- 126.5%
(Cost $237,071,392)                                                  257,528,837
Other Assets & Liabilities, Net -- (26.5)%                          (53,911,407)
                                                                  --------------
NET ASSETS -- 100.0%                                              $  203,617,430
                                                                  ==============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2009 [LOGO]
SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------

 Shares                                                                Value
 ------                                                                -----
COMMON STOCK SOLD SHORT -- (26.9)%
Consumer Discretionary -- (4.1)%
   9,050    American Eagle
            Outfitters, Inc. ..................................   $      153,669
   9,000    BorgWarner, Inc. ..................................          298,980
  78,300    Burger King Holdings, Inc. ........................        1,473,606
   6,550    Cablevision Systems Corp.,
            Class A ...........................................          169,121
   3,000    Choice Hotels
            International, Inc. ...............................           94,980
     300    CTC Media, Inc.+ ..................................            4,470
  16,000    Darden Restaurants, Inc. ..........................          561,120
  18,200    Family Dollar Stores, Inc. ........................          506,506
   8,050    Foot Locker, Inc. .................................           89,677
   4,900    Fortune Brands, Inc. ..............................          211,680
  26,800    Genuine Parts Co. .................................        1,017,328
  50,800    H&R Block, Inc. ...................................        1,149,096
   6,200    International Game
            Technology ........................................          116,374
   7,200    KB Home ...........................................           98,496
   6,400    Lamar Advertising Co.,
            Class A+ ..........................................          198,976
   6,300    Las Vegas Sands Corp.+ ............................           94,122
   7,835    Marriott International, Inc.,
            Class A ...........................................          213,504
   6,400    McDonald's Corp. ..................................          399,616
   4,950    MDC Holdings, Inc. ................................          153,648
   8,600    Nordstrom, Inc. ...................................          323,188
   2,000    Scripps Networks
            Interactive, Inc., Class A ........................           83,000
   4,100    Staples, Inc. .....................................          100,819
   3,800    Starwood Hotels & Resorts
            Worldwide, Inc. ...................................          138,966
   8,000    Tiffany & Co. .....................................          344,000
   4,950    Toll Brothers, Inc.+ ..............................           93,109
   6,200    Virgin Media Inc. .................................          104,346
   7,500    Weight Watchers
            International, Inc. ...............................          218,700
                                                                  --------------
                                                                       8,411,097
                                                                  --------------


 Shares                                                                Value
 ------                                                                -----
Consumer Staples -- (2.3)%
   7,550    Avon Products, Inc. ...............................   $      237,825
  15,300    Brown-Forman Corp.,
            Class B ...........................................          819,621
   2,200    Bunge, Ltd. .......................................          140,426
   3,400    Central European
            Distribution Corp.+ ...............................           96,594
   3,450    Clorox Co. ........................................          210,450
   8,250    Corn Products
            International, Inc. ...............................          241,148
   4,500    Flowers Foods, Inc. ...............................          106,920
   1,600    Green Mountain Coffee
            Roasters, Inc.+ ...................................          130,352
  29,650    McCormick & Co., Inc. .............................        1,071,254
   2,450    Mead Johnson Nutrition Co.,
            Class A ...........................................          107,065
   3,650    Ruddick Corp. .....................................           93,915
  41,300    Smithfield Foods, Inc.+ ...........................          627,347
  30,200    Sysco Corp. .......................................          843,788
   2,400    Whole Foods Market, Inc.+ .........................           65,880
                                                                  --------------
                                                                       4,792,585
                                                                  --------------
Energy -- (1.2)%
  13,050    Baker Hughes, Inc. ................................          528,264
   6,400    Cabot Oil & Gas Corp. .............................          278,976
   6,550    CNX Gas Corp.+ ....................................          193,356
   2,800    Comstock Resources, Inc.+ .........................          113,596
   3,850    Continental
            Resources, Inc.+ ..................................          165,127
     400    Devon Energy Corp. ................................           29,400
   3,100    FMC Technologies, Inc.+ ...........................          179,304
   2,350    Oceaneering
            International, Inc.+ ..............................          137,522
   6,750    Quicksilver Resources, Inc.+ ......................          101,317
   7,550    Range Resources Corp. .............................          376,368
   2,750    Smith International, Inc. .........................           74,717
  11,800    Spectra Energy Corp. ..............................          242,018
     700    Ultra Petroleum Corp.+ ............................           34,902
                                                                  --------------
                                                                       2,454,867
                                                                  --------------


                       See Notes to Financial Statements.
                                       50

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2009 [LOGO]
SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                                Value
 ------                                                                -----
Financials -- (4.8)%
   3,650    Affiliated Managers
            Group, Inc.+ ......................................   $      245,828
   4,900    Aflac, Inc. .......................................          226,625
  10,300    Arthur J. Gallagher & Co. .........................          231,853
  10,500    Bank of New York Mellon
            Corp. (The) .......................................          293,685
   5,400    BOK Financial Corp. ...............................          256,608
   4,650    Capitol Federal Financial .........................          146,289
   4,800    CB Richard Ellis Group, Inc.,
            Class A+ ..........................................           65,136
  30,000    Charles Schwab Corp. (The) ........................          564,600
  20,700    City National Corp. ...............................          943,920
  30,900    Corporate Office
            Properties Trust ..................................        1,131,867
   7,400    Cullen/Frost Bankers, Inc. ........................          370,000
   8,550    Eaton Vance Corp. .................................          260,005
   2,300    Health Care REIT, Inc. ............................          101,936
  17,878    Host Hotels & Resorts, Inc. .......................          208,636
  38,900    KeyCorp ...........................................          215,895
   5,200    Mercury General Corp. .............................          204,152
   8,300    MetLife, Inc. .....................................          293,405
  30,850    Moody's Corp. .....................................          826,780
   9,100    Morgan Stanley ....................................          269,360
   1,000    Northern Trust Corp. ..............................           52,400
  11,000    Old Republic
            International Corp. ...............................          110,440
   6,200    Omega Healthcare
            Investors, Inc. ...................................          120,590
   6,100    Principal Financial
            Group, Inc. .......................................          146,644
  12,300    Progressive Corp. (The) ...........................          221,277
  17,800    Regency Centers Corp. .............................          624,068
   9,800    SLM Corp.+ ........................................          110,446
   5,950    St. Joe Co. (The)+ ................................          171,896
   2,300    Student Loan Corp. (The) ..........................          107,111
  14,650    SunTrust Banks, Inc. ..............................          297,248
   4,500    T Rowe Price Group, Inc. ..........................          239,625
   6,650    Taubman Centers, Inc. .............................          238,801
   3,472    Vornado Realty Trust ..............................          242,832



 Shares                                                                Value
 ------                                                                -----
Financials (continued)
   2,900    W.R. Berkley Corp. ................................   $       71,456
   3,850    Waddell & Reed
            Financial, Inc., Class A ..........................          117,579
                                                                  --------------
                                                                       9,728,993
                                                                  --------------
Health Care -- (3.0)%
   9,800    Abbott Laboratories ...............................          529,102
   2,000    Alexion Pharmaceuticals,
            Inc.+ .............................................           97,640
   9,150    Allergan, Inc. ....................................          576,542
   4,950    Allscripts-Misys Healthcare
            Solutions, Inc.+ ..................................          100,138
   2,700    Beckman Coulter, Inc. .............................          176,688
   5,900    Celgene Corp.+ ....................................          328,512
   3,100    Community Health
            Systems, Inc.+ ....................................          110,360
   2,000    DaVita, Inc.+ .....................................          117,480
  37,200    DENTSPLY
            International, Inc. ...............................        1,308,324
   4,500    Genzyme Corp.+ ....................................          220,545
   5,900    Gilead Sciences, Inc.+ ............................          255,352
   1,500    Healthsouth Corp.+ ................................           28,155
   4,300    Henry Schein, Inc.+ ...............................          226,180
  26,300    Hologic, Inc.+ ....................................          381,350
   2,700    Human Genome
            Sciences, Inc.+ ...................................           82,620
   3,750    IDEXX Laboratories, Inc.+ .........................          200,400
   6,050    Illumina, Inc.+ ...................................          185,433
     300    Intuitive Surgical, Inc.+ .........................           90,996
   2,850    Laboratory Corp. of America
            Holdings+ .........................................          213,294
     400    Masimo Corp.+ .....................................           12,168
   1,300    Mettler-Toledo
            International, Inc.+ ..............................          136,487
   2,850    Millipore Corp.+ ..................................          206,197
     900    Myriad Genetics, Inc.+ ............................           23,490
   4,800    OSI Pharmaceuticals, Inc.+ ........................          148,944
     100    Resmed, Inc.+ .....................................            5,227


                       See Notes to Financial Statements.
                                       51

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2009 [LOGO]
SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                                Value
 ------                                                                -----
Health Care (continued)
   8,700    Vertex Pharmaceuticals,
            Inc.+ .............................................   $      372,795
                                                                  --------------
                                                                       6,134,419
                                                                  --------------
Industrials -- (3.7)%
   5,950    Alexander & Baldwin, Inc. .........................          203,669
     400    AMR Corp.+ ........................................            3,092
   1,600    Bucyrus International, Inc.,
            Class A ...........................................           90,192
   3,800    Carlisle Cos., Inc. ...............................          130,188
   7,350    Cintas Corp. ......................................          191,468
   7,950    Continental Airlines, Inc.,
            Class B+ ..........................................          142,464
   3,700    Con-way, Inc. .....................................          129,167
   5,650    Covanta Holding Corp.+ ............................          102,208
   3,250    Cummins, Inc. .....................................          149,045
   1,200    Dun & Bradstreet Corp. ............................          101,244
  17,500    Expeditors International
            of Washington, Inc. ...............................          607,775
   2,800    Fastenal Co. ......................................          116,592
     400    Fluor Corp. .......................................           18,016
  17,400    FTI Consulting, Inc.+ .............................          820,584
     600    Graco, Inc. .......................................           17,142
   3,000    Harsco Corp. ......................................           96,690
  27,550    Iron Mountain, Inc.+ ..............................          627,038
   5,550    JB Hunt Transport
            Services, Inc. ....................................          179,099
   2,200    Joy Global, Inc. ..................................          113,498
   2,200    Kirby Corp.+ ......................................           76,626
   6,650    Landstar System, Inc. .............................          257,820
   3,600    Lennox International, Inc. ........................          140,544
   2,800    Manpower, Inc. ....................................          152,824
   6,100    Navigant Consulting, Inc.+ ........................           90,646
   8,700    PACCAR, Inc. ......................................          315,549
   6,050    Pall Corp. ........................................          219,010
   3,600    Pentair, Inc. .....................................          116,280
   9,800    Pitney Bowes, Inc. ................................          223,048
   7,100    Republic Services, Inc.,
            Class A ...........................................          201,001



 Shares                                                                Value
 ------                                                                -----
Industrials (continued)
   7,750    Robert Half
            International, Inc. ...............................   $      207,157
   3,100    Rockwell Automation, Inc. .........................          145,638
   2,600    Rockwell Collins, Inc. ............................          143,936
   4,900    Roper Industries, Inc. ............................          256,613
   2,000    Ryder System, Inc. ................................           82,340
   6,200    Southwest Airlines Co. ............................           70,866
   4,350    Stericycle, Inc.+ .................................          239,990
  17,700    SunPower Corp., Class A+ ..........................          419,136
   5,600    Textron, Inc. .....................................          105,336
   5,160    United Parcel Service, Inc.,
            Class B ...........................................          296,029
                                                                  --------------
                                                                       7,599,560
                                                                  --------------
Information Technology -- (3.5)%
  10,200    Activision Blizzard, Inc.+ ........................          113,322
   8,000    Adobe Systems, Inc.+ ..............................          294,240
   6,250    Akamai Technologies, Inc.+ ........................          158,313
   6,000    Altera Corp. ......................................          135,780
   3,400    Amphenol Corp., Class A ...........................          157,012
   2,750    ANSYS, Inc.+ ......................................          119,515
   6,350    Citrix Systems, Inc.+ .............................          264,224
   9,800    Concur Technologies, Inc.+ ........................          418,950
   2,200    Cree, Inc.+ .......................................          124,014
   2,200    Equinix, Inc.+ ....................................          233,530
   1,700    F5 Networks, Inc.+ ................................           90,066
   4,800    Fiserv, Inc.+ .....................................          232,704
  13,000    Flextronics International+ ........................           95,030
   3,300    FLIR Systems, Inc.+ ...............................          107,976
   3,250    Itron, Inc.+ ......................................          219,602
  13,650    Linear Technology Corp. ...........................          416,871
  12,800    McAfee, Inc.+ .....................................          519,296
   8,300    MEMC Electronic
            Materials, Inc.+ ..................................          113,046
   3,900    Microchip Technology, Inc. ........................          113,334
   4,100    NetApp, Inc.+ .....................................          140,999
  82,700    Nokia Oyj ADR .....................................        1,062,695
  22,100    NVIDIA Corp.+ .....................................          412,828
   6,600    Paychex, Inc. .....................................          202,224


                       See Notes to Financial Statements.
                                       52

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2009 [LOGO]
SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                                Value
 ------                                                                -----
Information Technology (continued)
  10,300    QUALCOMM, Inc. ....................................   $      476,478
   3,900    Red Hat, Inc.+ ....................................          120,510
  10,700    VeriSign, Inc.+ ...................................          259,368
   1,300    Visa, Inc., Class A ...............................          113,698
   3,950    VMware, Inc., Class A+ ............................          167,401
   2,400    Western Union Co. (The) ...........................           45,240
   4,800    Zebra Technologies Corp.,
            Class A+ ..........................................          136,128
                                                                  --------------
                                                                       7,064,394
                                                                  --------------
Materials -- (1.7)%
   3,250    Allegheny Technologies,
            Inc. ..............................................          145,502
   4,950    Carpenter Technology
            Corp. .............................................          133,403
   2,150    Ecolab, Inc. ......................................           95,847
   1,450    Martin Marietta
            Materials, Inc. ...................................          129,644
   3,500    Monsanto Co. ......................................          286,125
  11,300    Nalco Holding Co. .................................          288,263
  24,000    Nucor Corp. .......................................        1,119,600
   2,900    Praxair, Inc. .....................................          232,899
   4,050    Sensient Technologies
            Corp. .............................................          106,515
   1,400    Sigma-Aldrich Corp. ...............................           70,742
   1,400    Southern Copper Corp. .............................           46,074
  11,300    Titanium Metals Corp. .............................          141,476
   1,400    United States Steel Corp. .........................           77,168
   6,300    Vulcan Materials Co. ..............................          331,821
   1,200    Walter Energy, Inc. ...............................           90,372
   4,400    Weyerhaeuser Co. ..................................          189,816
                                                                  --------------
                                                                       3,485,267
                                                                  --------------
Telecommunication Services -- (0.8)%
   3,800    American Tower Corp.,
            Class A+ ..........................................          164,198
   4,100    Clearwire Corp., Class A+ .........................           27,716
   5,500    Crown Castle
            International Corp.+ ..............................          214,720


 Shares                                                                Value
 ------                                                                -----
Telecommunication Services (continued)
   3,600    Leap Wireless
            International, Inc.+ ..............................   $       63,180
   5,150    SBA Communications
            Corp., Class A+ ...................................          175,924
  26,400    Telephone & Data
            Systems, Inc. .....................................          895,488
                                                                  --------------
                                                                       1,541,226
                                                                  --------------
Utilities -- (1.8)%
   4,450    AES Corp. (The)+ ..................................           59,230
   9,100    Allegheny Energy, Inc. ............................          213,668
   7,350    Aqua America, Inc. ................................          128,698
   8,500    Calpine Corp.+ ....................................           93,500
   2,300    Equities Corp. ....................................          101,016
   6,500    Exelon Corp. ......................................          317,655
  30,700    FPL Group, Inc. ...................................        1,621,574
  13,700    Ormat Technologies, Inc. ..........................          518,408
   6,600    PPL Corp. .........................................          213,246
   7,750    Vectren Corp. .....................................          191,270
   2,400    Wisconsin Energy Corp. ............................          119,592
                                                                  --------------
                                                                       3,577,857
                                                                  --------------
Common Stock Sold Short
(Proceeds $51,730,253)                                                54,790,265
                                                                  --------------
RIGHTS SOLD SHORT-- 0.0%
   4,100   Clear Wire Corp. ...................................            1,640
                                                                  --------------
Total Rights Sold Short
(Proceeds $--)                                                             1,640
                                                                  --------------
Securities Sold Short
(Proceeds $51,730,253)                                            $   54,791,905
                                                                  --------------


ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
+ Non-income  producing security.

                       See Notes to Financial Statements.
                                       53

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2009 [LOGO]
SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of December 31, 2009 valuing the Portfolio's investments carried at value:


INVESTMENTS
IN SECURITIES              LEVEL 1            LEVEL 2             LEVEL 3             TOTAL
                        ------------          -------              ------          ------------
 Common Stock ........  $257,474,623          $    --             $    --          $257,474,623
 Repurchase
   Agreement .........            --           54,214                  --                54,214
                        ------------          -------              ------          ------------
 Total Investments
   in Securities .....  $257,474,623          $54,214             $    --          $257,528,837
                        ============          =======             =======          ============

LIABILITIES                LEVEL 1            LEVEL 2             LEVEL 3               TOTAL
                        ------------          -------              ------          ------------
 Common Stock ........  $ 54,790,265         $     --             $    --           $54,790,265
 Rights                        1,640               --                  --                 1,640
                        ------------          -------              ------          ------------
 Total Liabilities ...  $ 54,791,905         $     --             $    --          $ 54,791,905
                        ============          =======             =======          ============























                       See Notes to Financial Statements.
                                       54

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES                                      [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                                         WILSHIRE
                                                     LARGE         LARGE          SMALL        SMALL       WILSHIRE     LARGE CAP
                                                    COMPANY       COMPANY        COMPANY      COMPANY        5000          CORE
                                                    GROWTH         VALUE         GROWTH        VALUE       INDEX(SM)      130/30
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO       FUND          FUND
                                                 ------------   ------------   -----------  -----------  ------------  ------------
ASSETS:
Investments, at value (Note 2) ...............   $203,707,584   $ 31,868,354   $ 6,535,839  $ 9,538,950  $175,680,184  $257,528,837
Cash Equivalent ..............................      1,600,433        400,552        79,677      109,451       291,420            --
Cash .........................................             --             --            --           --            --     1,202,258
Receivable for investment securities sold ....      5,044,641         31,912        67,919       23,762            --            --
Dividends and interest receivable ............        244,655         47,159         2,516       20,695       228,127       446,791
Receivable for Portfolio shares sold .........        106,615          4,727           454        9,301     1,816,971        20,170
Receivable from investment advisor ...........             --             --         1,871        2,292            --            --
Prepaid expenses and other assets ............         19,823         13,206        14,826       12,955        35,979        19,211
                                                 ------------   ------------   -----------  -----------  ------------  ------------
  Total Assets ...............................   $210,723,751   $ 32,365,910   $ 6,703,102  $ 9,717,406  $178,052,681  $259,217,267
                                                 ------------   ------------   -----------  -----------  ------------- ------------
LIABILITIES:
Payable to Custodian for Cash Overdraft.......             --             --           974           --            --            --
Securities sold short, at value ..............             --             --            --           --            --    54,791,905
Payable for Portfolio shares redeemed ........        244,365         32,157         3,220        6,758        73,548           437
Payable for investment
 securities purchased ........................      4,305,217        139,330        35,062       13,827            --       442,374
Investment advisory fees
 payable (Note 3) ............................        130,614         20,398            --           --        14,891       165,627
Distribution fees payable (Note 4) ...........         24,548          6,887         2,553        2,081        23,790        13,893
Administration fees payable ..................         12,191          1,904           384          583        10,424        12,160
Trustees' fees payable .......................          3,609            553           110          163         3,008         3,519
Chief compliance officer
 expenses payable ............................            255             39             8           11           213           249
Dividends on short sales .....................             --             --            --           --            --        84,676
Accrued expenses and other payables ..........        155,357         26,242        13,127       12,901       134,465        84,997
                                                 ------------   ------------   -----------  -----------  ------------  ------------
  Total Liabilities ..........................      4,876,156       227,510         55,438       36,324       260,339    55,599,837
                                                 ------------   ------------   -----------  -----------  ------------  ------------
NET ASSETS ...................................   $205,847,595   $ 32,138,400   $ 6,647,664  $ 9,681,082  $177,792,342  $203,617,430
                                                 ============   ============   ===========  ===========  ============  ============
NET ASSETS CONSIST OF:
Undistributed accumulated net
 investment income/(loss)/Distributions
 in excess of net investment income ..........   $         --   $       (180)  $        --    $ (3,180)    $ 122,817   $        --
Accumulated net realized loss on
 investments sold and securities
 sold short ..................................    (49,385,933)   (20,020,130)   (3,279,542)  (5,019,950)  (62,034,282)  (13,988,286)
Net unrealized appreciation of
 investments and securities sold short .......     37,148,751      4,117,242     1,196,575      731,978    41,880,629    17,395,793
Paid-in capital ..............................    218,084,777     48,041,468     8,730,631   13,972,234   197,823,178   200,209,923
                                                 ------------   ------------   -----------  -----------  ------------  ------------
NET ASSETS ...................................   $205,847,595   $ 32,138,400   $ 6,647,664  $ 9,681,082  $177,792,342  $203,617,430
                                                 ============   ============   ===========  ===========  ============  ============
Investments, at cost (Note 2) ................   $166,558,833   $ 27,751,112   $ 5,339,264  $ 8,806,972  $133,799,555  $237,071,392
Proceeds from short sales (Note 2) ...........   $         --   $         --   $        --  $        --  $         --  $ 51,730,253




                       See Notes to Financial Statements.
                                       55

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)                        [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                                          WILSHIRE
                                                   LARGE         LARGE          SMALL         SMALL        WILSHIRE      LARGE CAP
                                                  COMPANY       COMPANY        COMPANY       COMPANY         5000           CORE
                                                  GROWTH         VALUE         GROWTH         VALUE        INDEX(SM)       130/30
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO        FUND           FUND
                                               ------------   ------------   -----------   -----------   ------------   ------------
NET ASSETS:

Investment Class shares                        $116,798,749   $ 30,677,021   $ 6,512,742   $ 9,510,833   $109,303,926   $ 93,553,207
                                               ============   ============   ===========   ===========   ============   ============
 (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)+
Institutional Class shares ................... $ 89,048,846   $  1,461,379   $   134,922   $   170,249   $ 66,763,728   $110,064,223
                                               ============   ============   ===========   ===========   ============   ============
 (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)+
Qualified Class shares .......................          N/A            N/A           N/A           N/A   $    614,004            N/A
                                               ============   ============   ===========   ===========   ============   ============
 (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)+
Horace Mann Class shares .....................          N/A            N/A           N/A           N/A   $  1,110,684            N/A
                                               ============   ============   ===========   ===========   ============   ============
 (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)+

SHARES OUTSTANDING:
Investment Class shares ......................    4,345,321      2,400,009       515,263       713,833     11,376,105     12,699,031
                                               ============   ============   ===========   ===========   ============   ============
Institutional Class shares ...................    3,214,730        114,236        10,286        12,661      6,954,854     14,862,700
                                               ============   ============   ===========   ===========   ============   ============
Qualified Class shares .......................          N/A            N/A           N/A           N/A         64,000            N/A
                                               ============   ============   ===========   ===========   ============   ============
Horace Mann Class shares .....................          N/A            N/A           N/A           N/A        115,835            N/A
                                               ============   ============   ===========   ===========   ============   ============
INVESTMENT CLASS SHARES:
Net asset value, Offering and redemption
 price per share ............................. $      26.88   $      12.78   $     12.64   $     13.32         $ 9.61   $       7.37
                                               ============   ============   ===========   ===========   ============   ============
INSTITUTIONAL CLASS SHARES:
Net asset value, Offering and redemption
 price per share ............................. $      27.70   $      12.79   $     13.12   $     13.45         $ 9.60   $       7.41
                                               ============   ============   ===========   ===========   ============   ============
QUALIFIED CLASS SHARES:
Net asset value, Offering and redemption
 price per share .............................          N/A            N/A           N/A           N/A         $ 9.59            N/A
                                               ============   ============   ===========   ===========   ============   ============
HORACE MANN CLASS SHARES:
Net asset value, Offering and redemption
 price per share .............................          N/A            N/A           N/A           N/A         $ 9.59            N/A
                                               ============   ============   ===========   ===========   ============   ============


+ For the Wilshire Large Cap Core 130/30 Fund, (40,000,000 shares authorized, per class, par value $.001 per share).











                       See Notes to Financial Statements.
                                       56

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF OPERATIONS                                                  [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                                         WILSHIRE
                                                  LARGE         LARGE          SMALL         SMALL        WILSHIRE      LARGE CAP
                                                 COMPANY       COMPANY        COMPANY       COMPANY         5000           CORE
                                                 GROWTH         VALUE         GROWTH         VALUE        INDEX(SM)       130/30
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO        FUND           FUND
                                              ------------   ------------   -----------   -----------   ------------   ------------
INVESTMENT INCOME:
Dividends ................................... $  2,836,441   $    652,442   $    43,623   $   168,590   $  3,353,759    $ 1,869,477
Foreign taxes withheld ......................      (26,953)          (598)         (115)          (27)          (484)         (419)
                                              ------------   ------------   -----------   -----------   ------------   ------------
  Total Income .............................. $  2,809,488   $    651,844   $    43,508   $   168,563   $  3,353,275    $ 1,869,058
                                              ------------   ------------   -----------   -----------   ------------   ------------
EXPENSES:
Investment advisory fee (Note 3) ............    1,494,212        216,843        47,507        70,738        156,225        832,595
Distribution (12b-1) fees (Note 4)
 Investment Class ...........................      291,283         64,633        13,613        20,292        244,145        110,467
 Qualified Class ............................          N/A            N/A           N/A           N/A          1,248            N/A
 Horace Mann Class ..........................          N/A            N/A           N/A           N/A          3,444            N/A
Service fees
 Investment Class ...........................      137,907          5,864         5,521         7,556         64,288         24,535
 Institutional Class ........................       17,925          4,589            50           308         49,870         12,539
 Qualified Class ............................          N/A            N/A           N/A           N/A             --            N/A
Administration and Accounting
 fees (Note 3) ..............................      136,488         19,872         3,788         5,672        107,648         58,070
Directors' fees and expenses (Note 3) .......       40,459          5,716         1,111         1,671         31,862         12,770
Chief compliance officer expenses ...........           --             --            --            --             --            197
Transfer agent fees (Note 3) ................      148,516         16,414         6,157         9,012         99,414         24,287
Professional fees ...........................      121,036         20,512         4,892         6,590         89,948         64,776
Printing fees ...............................       60,527          8,403         2,641         5,497         43,421         36,592
Registration and filing fees ................       42,825         28,993        24,136        28,169         60,056         31,526
Custodian fees (Note 3) .....................       30,505         20,219        13,423         9,488         42,038         20,202
Short stock rebates (Note 2) ................           --             --            --            --             --         99,871
Dividend expense on securities sold short ...           --             --            --            --             --         19,736
Interest expense ............................           --             --            --            --             --             10
Other .......................................       46,496         11,604        11,641        11,705         71,232         34,311
                                              ------------   ------------   -----------   -----------   ------------   ------------
Total Expenses ..............................    2,568,179        423,662       134,480       176,698      1,064,839      1,382,484
Fees waived and reimbursed by investment
 adviser (Note 3) ...........................           --             --       (51,100)      (52,274)            --       (111,656)
                                              ------------   ------------   -----------   -----------   ------------   ------------
  Net expenses ..............................    2,568,179        423,662        83,380       124,424      1,064,839      1,270,828
                                              ------------   ------------   -----------   -----------   ------------   ------------
Net Investment Income/(Loss) ................      241,309        228,182       (39,872)       44,139      2,288,436        598,230
                                              ------------   ------------   -----------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS
 AND SHORT SALES (Notes 1 and 7):
Net realized gain/(loss) from:
  Investments ...............................  (14,933,724)    (5,088,842)     (675,234)     (845,150)   (16,056,044)   (19,257,157)
  Short sales ...............................           --             --            --            --             --     12,944,195
Net change in unrealized appreciation/
 (depreciation) on:
  Investments ...............................   72,746,085     11,879,782     2,279,036     2,586,315     52,416,695     22,528,290
  Short sales ...............................           --             --            --            --             --     (3,061,652)
                                              ------------   ------------   -----------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS
 AND SHORT SALES ............................   57,812,361      6,790,940     1,603,802     1,741,165     36,360,651     13,153,676
                                              ------------   ------------   -----------   -----------   ------------   ------------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .................. $ 58,053,670   $  7,019,122   $ 1,563,930   $ 1,785,304   $ 38,649,087   $ 13,751,906
                                              ============   ============   ===========   ===========   ============   ============





                       See Notes to Financial Statements.
                                       57

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                                       WILSHIRE
                                               LARGE         LARGE         SMALL         SMALL         WILSHIRE       LARGE CAP
                                              COMPANY       COMPANY       COMPANY       COMPANY          5000            CORE
                                              GROWTH         VALUE        GROWTH         VALUE         INDEX(SM)        130/30
                                            PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO         FUND            FUND
                                           ------------   ------------  -----------   -----------    ------------    ------------
OPERATIONS:
Net investment income/(loss) ............  $    241,309   $    228,182  $   (39,872)  $    44,139    $  2,288,436    $    598,230
Net realized gain/(loss) on investments
 and short sales ........................   (14,933,724)    (5,088,842)    (675,234)     (845,150)    (16,056,044)     (6,312,962)
Net change in unrealized appreciation/
 (depreciation) on investments and short
  sales .................................    72,746,085     11,879,782    2,279,036     2,586,315      52,416,695      19,466,638
                                           ------------   ------------  -----------   -----------    ------------    ------------
Net increase/(decrease) in net assets
 resulting from operations ..............  $ 58,053,670    $ 7,019,122  $ 1,563,930   $ 1,785,304    $ 38,649,087    $ 13,751,906
                                           ------------   ------------  -----------   -----------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Investment Class shares ...............            --       (223,917)          --       (73,103)     (1,468,618)       (338,355)
  Institutional Class shares ............      (245,689)        (9,360)          --        (1,470)     (1,005,577)       (531,249)
  Qualified Class shares ................           N/A            N/A          N/A           N/A          (9,173)            N/A
  Horace Mann Class shares ..............           N/A            N/A          N/A           N/A         (14,605)            N/A


Return of Capital:
  Investment Class shares                            --         (1,018)          --          (959)             --           (6,941)
  Institutional Class shares                    (11,747)          (121)          --           (24)             --           (6,137)
                                           ------------   ------------  -----------   -----------    ------------    ------------
Total distributions to shareholders            (257,436)      (234,416)          --       (75,556)     (2,497,973)        (882,682)
                                           ------------   ------------  -----------   -----------    ------------    ------------
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
  Shares sold ...........................     7,197,835      2,316,748      361,843     1,223,157      45,051,170      57,354,459
  Shares issued as reinvestment of
    distributions .......................            --        224,189           --        72,574       1,281,791          344,754
  Shares redeemed .......................   (43,033,789)    (3,125,453)    (650,683)   (1,719,061)    (57,415,231)      (7,789,457)
                                           ------------   ------------  -----------   -----------    ------------    ------------
Total Investment Class shares ...........   (35,835,954)      (584,516)    (288,840)     (423,330)    (11,082,270)     49,909,756
                                           ------------   ------------  -----------   -----------    ------------    ------------
Institutional Class shares:
  Shares sold ...........................    12,128,208      1,931,310           --         2,501      10,670,239      18,086,842
  Shares issued in connection with
    in-kind transfer (See Note 9)........            --             --           --            --              --      83,027,097
  Shares issued as reinvestment of
    distributions .......................       149,142          7,597           --         1,494       1,000,644         537,331
  Shares redeemed .......................   (28,752,836)    (5,527,969)     (54,650)     (261,128)    (13,439,596)    (21,785,716)
                                           ------------   ------------  -----------   -----------    ------------    ------------
Total Institutional Class shares ........   (16,475,486)    (3,589,062)     (54,650)     (257,133)     (1,768,713)     79,865,554
                                           ------------   ------------  -----------   -----------    ------------    ------------
Qualified Class shares:
  Shares sold ...........................           N/A            N/A          N/A           N/A          80,070             N/A
  Shares issued as reinvestment of
    distributions .......................           N/A            N/A          N/A           N/A           9,172             N/A
  Shares redeemed .......................           N/A            N/A          N/A           N/A         (29,750)            N/A
                                           ------------   ------------  -----------   -----------    ------------    ------------
Total Qualified Class shares ............           N/A            N/A          N/A           N/A          59,492             N/A
                                           ------------   ------------  -----------   -----------    ------------    ------------
Horace Mann Class shares:
  Shares sold ...........................           N/A            N/A          N/A           N/A          45,600             N/A
  Shares issued as reinvestment of
    distributions .......................           N/A            N/A          N/A           N/A          14,605             N/A
  Shares redeemed .......................           N/A            N/A          N/A           N/A        (130,757)            N/A
                                           ------------   ------------  -----------   -----------    ------------    ------------
Total Horace Mann Class shares ..........           N/A            N/A          N/A           N/A         (70,552)            N/A
                                           ------------   ------------  -----------   -----------    ------------    ------------
Net increase/(decrease) in net assets
 from Capital Stock transactions ........   (52,311,440)    (4,173,578)    (343,490)     (680,463)    (12,862,043)    129,775,310
                                           ------------   ------------  -----------   -----------    ------------    ------------
Net increase/(decrease) in net assets ...  $  5,484,794   $  2,611,128  $ 1,220,440   $ 1,029,285    $ 23,289,071    $142,644,534
                                           ------------   ------------  -----------   -----------    ------------    ------------


                       See Notes to Financial Statements.
                                       58

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)                         [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                                        WILSHIRE
                                               LARGE         LARGE           SMALL          SMALL        WILSHIRE      LARGE CAP
                                              COMPANY       COMPANY         COMPANY        COMPANY         5000           CORE
                                              GROWTH         VALUE          GROWTH          VALUE        INDEX(SM)       130/30
                                            PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO        FUND           FUND
                                           ------------   ------------    -----------    -----------   ------------   ------------
NET ASSETS:
Beginning of year .......................  $200,362,801   $ 29,527,272    $ 5,427,224    $ 8,651,797   $154,503,271   $ 60,972,896
                                           ============   ============    ===========    ===========   ============   ============
End of year .............................  $205,847,595   $ 32,138,400    $ 6,647,664    $ 9,681,082   $177,792,342   $203,617,430
                                           ============   ============    ===========    ===========   ============   ============
Undistributed net investment income
 at end of period .......................  $         --   $       (180)   $        --    $    (3,180)  $    122,817   $         --
                                           ============   ============    ===========    ===========   ============   ============
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
  Shares sold ...........................       332,104        229,200         34,113        111,054      5,822,400      8,127,067
  Shares issued as reinvestment
    of distributions ....................            --         17,367             --          5,364        132,143         46,338
  Shares redeemed .......................    (1,885,328)      (319,963)       (62,661)      (154,021)    (7,353,779)     1,313,243)
                                           ------------   ------------    -----------    -----------   ------------   ------------
Net increase/(decrease) in Investment
 Class shares outstanding ...............   (1,553,224)       (73,396)       (28,548)        (37,603)   (1,399,236)     6,860,162
                                           ============   ============    ===========    ===========   ============   ============
Institutional Class shares:
  Shares sold ...........................       532,104        199,225             --            199      1,400,334      2,728,984
  Shares issued in connection with
    in-kind transfer (See Note 9)........            --             --             --             --             --     11,693,957
  Shares issued as reinvestment
    of distributions ....................         5,334            588             --            109        103,159         71,836
  Shares redeemed .......................    (1,264,082)      (558,775)        (5,100)       (27,691)    (1,735,615)    (3,569,303)
                                           ------------   ------------    -----------    -----------   ------------   ------------
Net increase/(decrease) in Institutional
  Class shares outstanding ..............      (726,644)      (358,962)        (5,100)       (27,383)      (232,122)    10,925,474
                                           ============   ============    ===========    ===========   ============   ============
Qualified Class shares:
  Shares sold ...........................           N/A            N/A            N/A            N/A         10,512            N/A
  Shares issued as reinvestment
    of distributions ....................           N/A            N/A            N/A            N/A            947            N/A
  Shares redeemed .......................           N/A            N/A            N/A            N/A         (3,613)           N/A
                                           ------------   ------------    -----------    -----------   ------------   ------------
Net decrease in Qualified Class
 shares outstanding .....................           N/A            N/A            N/A            N/A          7,846            N/A
                                           ============   ============    ===========    ===========   ============   ============
Horace Mann Class shares:
  Shares sold ...........................           N/A            N/A            N/A            N/A          5,758            N/A
  Shares issued as reinvestment
    of distributions ....................           N/A            N/A            N/A            N/A          1,509            N/A
  Shares redeemed .......................           N/A            N/A            N/A            N/A        (15,774)           N/A
                                           ------------   ------------    -----------    -----------   ------------   ------------
Net decrease in Horace Mann Class
 shares outstanding .....................           N/A            N/A            N/A            N/A         (8,507)           N/A
                                           ============   ============    ===========    ===========   ============   ============


                       See Notes to Financial Statements.
                                       59

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                                                                                        WILSHIRE
                                            LARGE          LARGE           SMALL           SMALL          WILSHIRE      LARGE CAP
                                           COMPANY        COMPANY         COMPANY         COMPANY           5000           CORE
                                           GROWTH          VALUE          GROWTH           VALUE          INDEX(SM)       130/30
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO          FUND           FUND
                                        ------------    ------------    -----------     -----------     ------------   ------------
OPERATIONS:
Net investment income/(loss) .........  $   (597,343)   $    547,825   $    (89,302)   $    122,751    $   3,282,992    $    86,431
Net realized loss on investments
 and short sales .....................   (31,996,345)    (12,668,012)    (2,547,382)     (3,967,970)     (24,772,375)    (7,370,528)
Net change in unrealized depreciation
 on investments and short sales ......  (139,455,725)    (10,785,786)    (2,928,141)     (2,866,749)     (72,312,417)    (2,348,876)
                                        ------------    ------------   ------------    ------------    -------------    -----------
Net decrease in net assets resulting
 from operations ..................... $(172,049,413)   $(22,905,973)    (5,564,825)     (6,711,968)     (93,801,800)   $(9,632,973)
                                        ------------    ------------   ------------    ------------    -------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Investment Class shares ............            --        (515,500)            --        (102,537)      (1,803,750)       (70,753)
  Institutional Class shares .........            --         (41,978)            --          (7,772)      (1,173,679)       (39,319)
  Qualified Class shares .............           N/A             N/A            N/A             N/A           (7,559)           N/A
  Horace Mann Class shares ...........           N/A             N/A            N/A             N/A          (15,141)           N/A
Net realized capital gains:
  Investment Class shares ............    (2,369,131)         (1,036)      (297,496)         (1,756)              --             --
  Institutional Class shares .........    (1,539,607)            (77)        (8,379)            (93)              --             --
                                        ------------    ------------   ------------    ------------    -------------    -----------
Total distributions to shareholders ..    (3,908,738)       (558,591)      (305,875)       (112,158)      (3,000,129)      (110,072)
                                        ------------    ------------   ------------    ------------    -------------    -----------
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
  Shares sold ........................    22,629,655       7,597,387      1,860,125       7,131,640       68,932,213     35,853,409
  Shares issued as reinvestment of
    distributions ....................     2,333,455         515,040        293,495         102,125        1,538,912         68,985
  Shares redeemed ....................  (108,280,970)    (19,615,682)    (9,841,372)    (14,643,287)     (61,150,618)    (5,219,679)
                                        ------------    ------------   ------------    ------------    -------------    -----------
Total Investment Class shares ........   (83,317,860)    (11,503,255)    (7,687,752)     (7,409,522)       9,320,507     30,702,715
                                        ------------    ------------   ------------    ------------    -------------    -----------
Institutional Class shares:
  Shares sold ........................    29,394,027       3,815,890         16,912         917,960        6,136,012     34,968,875
  Shares issued as reinvestment of
    distributions ....................       930,367          33,315          7,792           7,737        1,165,726         39,027
  Shares redeemed ....................   (51,998,803)     (5,137,589)       (39,073)     (5,321,680)     (24,359,675)   (15,061,495)
                                        ------------    ------------   ------------    ------------    -------------    -----------
Total Institutional Class shares .....   (21,674,409)     (1,288,384)       (14,369)     (4,395,983)     (17,057,937)    19,946,407
                                        ------------    ------------   ------------    ------------    -------------    -----------
Qualified Class shares:
  Shares sold ........................           N/A             N/A            N/A             N/A           93,085            N/A
  Shares issued as reinvestment of
    distributions ....................           N/A             N/A            N/A             N/A            7,558            N/A
  Shares redeemed ....................           N/A             N/A            N/A             N/A          (24,512)           N/A
                                        ------------    ------------   ------------    ------------    -------------    -----------
Total Qualified Class shares .........           N/A             N/A            N/A             N/A           76,131            N/A
                                        ------------    ------------   ------------    ------------    -------------    -----------
Horace Mann Class shares:
  Shares sold ........................           N/A             N/A            N/A             N/A           60,544            N/A
  Shares issued as reinvestment of
    distributions ....................           N/A             N/A            N/A             N/A           15,141            N/A
  Shares redeemed ....................           N/A             N/A            N/A             N/A         (120,901)           N/A
                                        ------------    ------------   ------------    ------------    -------------    -----------
Total Horace Mann Class shares .......           N/A             N/A            N/A             N/A          (45,216)           N/A
                                        ------------    ------------   ------------    ------------    -------------    -----------
Net increase/(decrease) in net assets
 from Capital Stock transactions .....  (104,992,269)    (12,791,639)    (7,702,121)    (11,805,505)      (7,706,515)    50,649,122
                                        ------------    ------------   ------------    ------------    -------------    -----------
Net increase/(decrease) in net assets  $(280,950,420)   $(36,256,203)  $(13,572,821)   $(18,629,631)   $(104,508,444)   $40,906,077
                                        ------------    ------------   ------------    ------------    -------------    -----------




                       See Notes to Financial Statements.
                                       60

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)                         [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                                                                                        WILSHIRE
                                            LARGE         LARGE            SMALL          SMALL          WILSHIRE      LARGE CAP
                                           COMPANY       COMPANY          COMPANY        COMPANY           5000           CORE
                                           GROWTH         VALUE           GROWTH          VALUE          INDEX(SM)       130/30
                                         PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO          FUND           FUND
                                        ------------   ------------     -----------    -----------     ------------   ------------
NET ASSETS:
Beginning of year ....................  $481,313,221    $65,783,475     $19,000,045    $27,281,428     $259,011,715    $20,066,819
                                        ------------    -----------     -----------    -----------     ------------    -----------
End of year ..........................  $200,362,801    $29,527,272     $ 5,427,224    $ 8,651,797     $154,503,271    $60,972,896
                                        ============    ===========     ===========    ===========     ============    ===========
Undistributed net investment income
 at end of period. ...................  $         --    $       987     $        --       $ 27,262      $   302,374       $ 62,832
                                        ============    ===========     ===========    ===========     ============    ===========
Capital Share Transactions:
Investment Class shares:
  Shares sold ........................       757,688        550,618         126,702       492,316         8,004,845      5,702,402
  Shares issued as reinvestment
    of distributions .................       120,904         53,929          32,208        10,049           209,091         11,497
  Shares redeemed ....................    (3,815,998)    (1,405,009)       (718,847)    (1,062,361)      (6,961,111)      (585,989)
                                        ------------    -----------     -----------    -----------     ------------    -----------
Net increase/(decrease) in
 Investment Class shares
 outstanding .........................    (2,937,406)      (800,462)       (559,937)      (559,996)       1,252,825      5,127,910
                                        ============    ===========     ===========    ===========     ============    ===========

Institutional Class shares:
  Shares sold ........................     1,045,798        352,538           1,089         66,593          599,792      4,622,923
  Shares issued as reinvestment
    of distributions .................        46,799          3,492             828            755          158,602          6,472
  Shares redeemed ....................    (1,813,137)      (367,208)         (3,568)      (367,536)      (2,732,627)    (1,963,730)
                                        ------------    -----------     -----------    -----------     ------------    -----------
Net increase/(decrease) in
 Institutional Class shares
 outstanding .........................      (720,540)       (11,178)         (1,651)      (300,188)      (1,974,233)     2,665,665
                                        ============    ===========     ===========    ===========     ============    ===========
Qualified Class shares:
  Shares sold ........................           N/A            N/A             N/A            N/A            8,517            N/A
  Shares issued as reinvestment
    of distributions .................           N/A            N/A             N/A            N/A            1,028            N/A
  Shares redeemed ....................           N/A            N/A             N/A            N/A           (2,288)           N/A
                                        ------------    -----------     -----------    -----------     ------------    -----------
Net increase in Qualified Class
 shares outstanding ..................           N/A           N/A              N/A            N/A            7,257            N/A
                                        ============    ===========     ===========    ===========     ============    ===========
Horace Mann Class shares:
  Shares sold ........................           N/A            N/A             N/A            N/A            6,079            N/A
  Shares issued as reinvestment
    of distributions .................           N/A            N/A             N/A            N/A            2,063            N/A
  Shares redeemed ....................           N/A            N/A             N/A            N/A          (12,458)           N/A
                                        ------------    -----------     -----------    -----------     ------------    -----------
Net decrease in Horace Mann
 Class shares outstanding ............           N/A            N/A             N/A            N/A           (4,316)           N/A
                                        ============    ===========     ===========    ===========     ============    ===========


                       See Notes to Financial Statements.
                                       61

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENT OF CASH FLOWS                                                   [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                      WILSHIRE
                                                                     LARGE CAP
                                                                    CORE 130/30
                                                                       FUND
                                                                    -----------
INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Net increase in net assets from operations ......................  $ 13,751,906
Adjustment to reconcile net increase in net assets from
 operations to net cash used in operating activities:
Purchase of investment securities ...............................  (219,736,106)
Purchase of short-term investment securities, net ...............       (54,214)
Proceeds from disposition of investment securities ..............   129,455,201
Purchases to cover securities sold short ........................   (42,441,588)
Proceeds from securities sold short .............................    78,680,883
Increase in investment securities sold receivable ...............        77,140
Increase in dividends and interest receivable ...................      (381,621)
Decrease in receivable due from Advisor .........................        21,280
Increase in prepaid expenses and other assets ...................        (3,150)
Increase in dividend expense on short positions .................        72,874
Increase in payable for investment securities purchased .........       307,601
Increase in investment advisory fees payable ....................       172,228
Increase in distribution fees payable ...........................         5,758
Increase in administration fees payable .........................        10,515
Decrease in chief compliance officer fees payable ...............          (341)
Increase in directors fees and expenses payable .................         3,339
Decrease in other accrued expenses ..............................        41,954
Net change in unrealized appreciation/(depreciation) on:
  Investments ...................................................   (22,528,290)
  Short Sales ...................................................     3,061,652
Net realized gain/(loss) from:
  Investments ...................................................    19,257,157
  Short Sales ...................................................   (12,944,195)
                                                                     -----------
    Net cash used in operating activities .......................   (53,170,017)
Cash Flows From Financing Activities:
Proceeds from shares sold .......................................    83,804,454
Payment on shares redeemed ......................................   (29,683,299)
Distributions to shareholders ...................................          (597)
                                                                     -----------
Net cash flows provided by financing activities .................    54,120,558
                                                                     -----------
Net increase in cash ............................................        950,541
Cash at beginning of period .....................................        251,717
                                                                     -----------
Cash at end of period ...........................................    $ 1,202,258
                                                                     ===========

Supplemental disclosure of cash flow information:
Non cash operating and financing activities not included herein consists of an in-kind contribution of investments for the purchase of shares of $83,027,097, reinvestment of distributions of $882,085 and interest paid of $10.

                       See Notes to Financial Statements.
                                       62

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                    INVESTMENT CLASS SHARES
                                         ------------------------------------------------------------------------------
                                            YEAR             YEAR             YEAR            YEAR              YEAR
                                           ENDED            ENDED            ENDED           ENDED             ENDED
                                         12/31/2009       12/31/2008       12/31/2007      12/31/2006        12/31/2005
                                         ----------       ---------        ----------      ----------        ----------
Net asset value, beginning
 of period ............................   $  20.12         $  35.34         $  36.20        $  34.49          $  31.80
                                          --------         --------         --------        --------          --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income/(loss)(1) .......       0.00            (0.09)           (0.13)          (0.06)            (0.12)
Net realized and unrealized
 gain/(loss) on investments ...........       6.76           (14.73)            6.18            1.77               2.81
                                          --------         --------         --------        --------          --------
Total from investment
 operations ...........................       6.76           (14.82)            6.05            1.71              2.69
                                          --------         --------         --------        --------          --------
LESS DISTRIBUTIONS:
From net investment income ............       0.00             0.00             0.00            0.00              0.00
From capital gains ....................       0.00            (0.40)           (6.91)           0.00              0.00
                                          --------         --------         --------        --------          --------
Total distributions ...................       0.00            (0.40)           (6.91)           0.00              0.00
                                          --------         --------         --------        --------          --------
Net asset value, end of period ........   $  26.88         $  20.12         $  35.34        $  36.20          $  34.49
                                          --------         --------         --------        --------          --------
Total return ..........................      33.60%          (41.88)%          16.33%           4.96%             8.46%
                                          ========         ========         ========        ========          ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ...........................   $116,799         $118,683         $312,297        $379,226          $411,660
Operating expenses excluding
 custody earnings credits .............       1.43%            1.43%            1.41%           1.34%             1.39%
Operating expenses including
 reimbursement/waiver/custody
 earnings credits .....................      1.43%            1.43%            1.41%           1.34%             1.38%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credits .....................      1.43%            1.43%            1.41%           1.34%              .39%
Net investment income/(loss) ..........     (0.02)%          (0.31)%          (0.32)%         (0.18)%           (0.37)%
Portfolio turnover rate ...............        84%             178%             129%              62%              58%


(1) The selected per share data was calculated using the average shares outstanding method for the period.

                       See Notes to Financial Statements.
                                       63

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------


FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INSTITUTIONAL CLASS SHARES
                                         ------------------------------------------------------------------------------
                                            YEAR             YEAR             YEAR            YEAR              YEAR
                                           ENDED            ENDED            ENDED            ENDED             ENDED
                                         12/31/2009       12/31/2008       12/31/2007      12/31/2006        12/31/2005
                                         ----------       ----------       ----------      ----------        ----------
Net asset value, beginning
 of period ............................    $ 20.72          $ 36.25          $ 36.84         $ 34.97           $ 32.13
                                          --------         --------         --------        --------          --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) ..............       0.08             0.02             0.03            0.07              0.00(2)
Net realized and unrealized
 gain/(loss) on investments ...........       6.98           (15.15)            6.29            1.80              2.84
                                          --------         --------         --------        --------          --------
Total from investment
 operations ...........................       7.06           (15.13)            6.32            1.87              2.84
                                          --------         --------         --------        --------          --------
LESS DISTRIBUTIONS:
From net investment income ............      (0.08)            0.00             0.00            0.00              0.00
From capital gains ....................       0.00            (0.40)           (6.91)           0.00              0.00
                                          --------         --------         --------        --------          --------
Total distributions ...................      (0.08)           (0.40)           (6.91)           0.00              0.00
                                          --------         --------         --------        --------          --------
Net asset value, end of period ........    $ 27.70          $ 20.72          $ 36.25         $ 36.84          $  34.97
                                          ========         ========         ========        ========          ========
Total return ..........................      34.07%          (41.70)%          16.80%           5.35%             8.84%
                                          ========         ========         ========        ========          ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ...........................   $ 89,049         $ 81,680         $169,017        $225,390          $212,501
Operating expenses excluding
 custody earnings credits .............       1.09%            1.06%            1.02%           0.98%             1.01%
Operating expenses including
 reimbursement/waiver/custody
 earnings credits .....................       1.09%            1.06%            1.02%           0.98%             1.01%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credits .....................       1.09%            1.06%            1.02%           0.98%             1.01%
Net investment income .................       0.33%            0.07%            0.08%           0.19%             0.00%(3)
Portfolio turnover rate ...............         84%             178%             129%             62%               58%


(1) The selected per share data was calculated using the average shares outstanding method for the period
(2) Amount is less than $0.01 per share
(3) Amount represents less than 0.01%


                       See Notes to Financial Statements.
                                       64

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INVESTMENT CLASS SHARES
                                         -----------------------------------------------------------------------------
                                            YEAR             YEAR            YEAR             YEAR             YEAR
                                           ENDED             ENDED           ENDED            ENDED            ENDED
                                         12/31/2009       12/31/2008       12/31/2007      12/31/2006       12/31/2005
                                         ----------       ----------       ----------      ----------       ----------
 Net asset value, beginning
 of period ............................    $ 10.02          $ 17.51          $ 22.99         $ 21.17           $ 21.92
                                          --------         --------         --------        --------          --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) ..............       0.08             0.17             0.20            0.20              0.14
Net realized and unrealized
 gain/(loss) on investments ...........       2.77            (7.45)           (0.58)           3.71              1.82
                                          --------         --------         --------        --------          --------
Total from investment
 operations ...........................       2.85            (7.28)           (0.38)           3.91              1.96
                                          --------         --------         --------        --------          --------
LESS DISTRIBUTIONS:
From net investment income ............      (0.09)           (0.21)           (0.23)          (0.19)            (0.14)
Return of capital .....................       0.00             0.00            (0.00)(2)        0.00             (0.10)
From capital gains ....................       0.00             0.00(2)         (4.87)          (1.90)            (2.47)
                                          --------         --------         --------        --------          --------
Total distributions ...................      (0.09)           (0.21)           (5.10)          (2.09)            (2.71)
                                          --------         --------         --------        --------          --------
Net asset value, end of period ........    $ 12.78          $ 10.02          $ 17.51         $ 22.99           $ 21.17
                                          ========         ========         ========        ========          ========
Total return ..........................      28.48%          (41.55)%          (2.00)%         18.49%             8.90%
                                          ========         ========         ========        ========          ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ...........................    $30,677          $24,791          $57,314         $76,481           $56,245
Operating expenses excluding
 custody earnings credits .............       1.48%            1.49%            1.42%           1.39%             1.50%
Operating expenses including
 reimbursement/waiver/custody
 earnings credits .....................       1.48%            1.49%            1.42%           1.39%             1.49%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credits .....................       1.48%            1.49%            1.42%           1.39%             1.50%
Net investment income .................       0.75%            1.22%            0.85%           0.87%             0.64%
Portfolio turnover rate ...............        188%             183%             120%             50%               43%


(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) Amount is less than $0.01 per share.


                       See Notes to Financial Statements.
                                       65

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INSTITUTIONAL CLASS SHARES
                                         -----------------------------------------------------------------------------
                                           YEAR              YEAR              YEAR           YEAR             YEAR
                                           ENDED             ENDED            ENDED           ENDED            ENDED
                                         12/31/2009       12/31/2008       12/31/2007      12/31/2006        12/31/2005
                                         ----------       ----------       ----------      ----------       ----------
Net asset value, beginning
 of period ............................     $10.01           $17.49           $23.04          $21.19            $21.94
                                          --------         --------         --------        --------          --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) ..............       0.10             0.20             0.27            0.27              0.20
Net realized and unrealized
 gain/(loss) on investments ...........       2.76            (7.45)           (0.64)           3.74              1.83
                                          --------         --------         --------        --------          --------
Total from investment
 operations ...........................       2.86            (7.25)           (0.37)           4.01              2.03
                                          --------         --------         --------        --------          --------
LESS DISTRIBUTIONS:
From net investment income ............      (0.08)           (0.23)           (0.31)          (0.26)            (0.21)
Return of capital .....................       0.00             0.00            (0.00)(2)        0.00             (0.10)
From capital gains ....................       0.00             0.00(2)         (4.87)          (1.90)            (2.47)
                                          --------         --------         --------        --------          --------
Total distributions ...................      (0.08)           (0.23)           (5.18)          (2.16)            (2.78)
                                          ========         ========         ========        ========          ========
Net asset value, end of period ........     $12.79           $10.01           $17.49          $23.04            $21.19
                                          ========         ========         ========        ========          ========
Total return ..........................      28.60%          (41.41)%          (1.92)%         18.94%             9.18%
                                          ========         ========         ========        ========          ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ...........................     $1,461           $4,736           $8,469          $7,399            $7,811
Operating expenses excluding
 custody earnings credits .............       1.36%            1.30%            1.12%           1.08%             1.21%
Operating expenses including
 reimbursement/waiver/custody
 earnings credits .....................       1.36%            1.30%            1.12%           1.08%             1.20%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credits .....................       1.36%            1.30%            1.12%           1.08%             1.21%
Net investment income .................       0.97%            1.34%            1.15%           1.18%             0.91%
Portfolio turnover rate ...............        188%             183%             120%             50%               43%


(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) Amount is less than $0.01 per share.


                       See Notes to Financial Statements.
                                       66

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                    INVESTMENT CLASS SHARES
                                         -----------------------------------------------------------------------------
                                           YEAR              YEAR             YEAR            YEAR              YEAR
                                           ENDED             ENDED            ENDED           ENDED             ENDED
                                         12/31/2009       12/31/2008       12/31/2007      12/31/2006        12/31/2005
                                         ----------       ----------       ----------      ----------       ----------
Net asset value, beginning
 of period ............................     $ 9.70          $ 16.94          $ 17.46         $ 16.88           $ 17.74
                                          --------         --------         --------        --------          --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss(1) ................      (0.08)           (0.10)           (0.09)          (0.17)            (0.17)
Net realized and unrealized
 gain/(loss) on investments ...........       3.02            (6.56)            1.60            2.04              0.79
                                          --------         --------         --------        --------          --------
Total from investment
 operations ...........................       2.94            (6.66)            1.51            1.87              0.62
                                          --------         --------         --------        --------          --------
LESS DISTRIBUTIONS:
From capital gains ....................       0.00            (0.58)           (2.03)          (1.29)            (1.48)
                                          --------         --------         --------        --------          --------
Total distributions ...................       0.00            (0.58)           (2.03)          (1.29)            (1.48)
                                          --------         --------         --------        --------          --------
Net asset value, end of period ........    $ 12.64           $ 9.70          $ 16.94         $ 17.46           $ 16.88
                                          ========         ========         ========        ========          ========
Total return ..........................      30.31%          (39.13)%           8.36%          11.12%             3.48%
                                          ========         ========         ========        ========          ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ...........................    $ 6,513          $ 5,273          $18,702         $15,553           $14,913
Operating expenses excluding
 custody earnings credits .............       1.50%            1.47%            2.06%           2.05%             1.52%
Operating expenses including
 reimbursement/waiver/custody
 earnings credits .....................       1.50%            1.47%            1.46%           1.43%             1.50%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credits .....................       2.41%            2.07%            2.06%           2.05%             2.36%
Net investment loss ...................      (0.74)%          (0.66)%          (1.09)%         (0.96)%           (0.97)%
Portfolio turnover rate ...............         98%              87%              99%             62%               71%


(1) The selected per share data was calculated using the average shares outstanding method for the period.

                       See Notes to Financial Statements.
                                       67

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                INSTITUTIONAL CLASS SHARES
                                         -----------------------------------------------------------------------------
                                           YEAR              YEAR             YEAR            YEAR              YEAR
                                           ENDED             ENDED            ENDED           ENDED             ENDED
                                         12/31/2009       12/31/2008       12/31/2007      12/31/2006        12/31/2005
                                         ----------       ----------       ----------      ----------       ----------
Net asset value, beginning
 of period ............................     $10.03           $17.50           $17.93          $17.25            $18.04
                                          --------         --------         --------        --------          --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss(1) ................      (0.04)           (0.06)           (0.06)          (0.12)            (0.12)
Net realized and unrealized
 gain/(loss) on investments ...........       3.13            (6.83)            1.66            2.09              0.81
                                          --------         --------         --------        --------          --------
Total from investment
 operations ...........................       3.09            (6.89)            1.60            1.97              0.69
                                          --------         --------         --------        --------          --------
LESS DISTRIBUTIONS:
From capital gains ....................       0.00            (0.58)           (2.03)          (1.29)            (1.48)
                                          --------         --------         --------        --------          --------
Total distributions ...................       0.00            (0.58)           (2.03)          (1.29)            (1.48)
                                          --------         --------         --------        --------          --------
Net asset value, end of period ........     $13.12           $10.03           $17.50          $17.93            $17.25
                                          ========         ========         ========        ========          ========
Total return ..........................      30.81%          (39.17)%           8.58%          11.46%             3.81%
                                          ========         ========         ========        ========          ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ...........................      $ 135            $ 154            $ 298           $ 196             $ 206
Operating expenses excluding
 custody earnings credits .............       1.18%            1.24%            1.81%           1.77%             1.21%
Operating expenses including
 reimbursement/waiver/custody
 earnings credits .....................       1.18%            1.24%            1.21%           1.15%             1.19%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credits .....................       2.09%            1.78%            1.81%           1.77%             2.05%
Net investment loss ...................      (0.43)%          (0.39)%          (0.92)%         (0.68)%           (0.66)%
Portfolio turnover rate ...............         98%              87%              99%             62%               71%


(1) The selected per share data was calculated using the average shares outstanding method for the period.


                       See Notes to Financial Statements.
                                       68

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                    INVESTMENT CLASS SHARES
                                         -----------------------------------------------------------------------------
                                           YEAR              YEAR             YEAR            YEAR              YEAR
                                           ENDED             ENDED            ENDED           ENDED             ENDED
                                         12/31/2009       12/31/2008       12/31/2007      12/31/2006        12/31/2005
                                         ----------       ----------       ----------      ----------       ----------
Net asset value, beginning
 of period ............................    $ 10.93          $ 16.49          $ 18.77         $ 17.46           $ 21.47
                                          --------         --------         --------        --------          --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income/(loss)(1) .......       0.05             0.09             0.10            0.03             (0.07)
Net realized and unrealized
 gain/(loss) on investments ...........       2.44            (5.51)           (0.70)           3.38              1.22
                                          --------         --------         --------        --------          --------
Total from investment
 operations ...........................       2.49            (5.42)           (0.60)           3.41              1.15
                                          --------         --------         --------        --------          --------
LESS DISTRIBUTIONS:
From net investment income ............      (0.10)           (0.14)           (0.11)          (0.03)             0.00
From capital gains ....................       0.00             0.00(2)         (1.57)          (2.07)            (5.16)
                                          --------         --------         --------        --------          --------
Total distributions ...................      (0.10)           (0.14)           (1.68)          (2.10)            (5.16)
                                          --------         --------         --------        --------          --------
Net asset value, end of period ........    $ 13.32          $ 10.93          $ 16.49         $ 18.77           $ 17.46
                                          ========         ========         ========        ========          ========
Total return ..........................      22.81%          (32.81)%          (3.45)%         19.64%             5.41%
                                          ========         ========         ========        ========          ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ...........................    $ 9,511          $ 8,211          $21,630         $23,639           $17,048
Operating expenses excluding
 custody earnings credits .............       1.50%            1.34%            1.79%           1.92%             1.50%
Operating expenses including
 reimbursement/waiver/custody
 earnings credits .....................       1.50%            1.34%            1.19%           1.31%             1.48%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credits .....................       2.01%            1.94%            1.79%           1.92%             2.10%
Net investment income/(loss) ..........       0.49%            0.62%           (0.05)%          0.15%           (0.32)%
Portfolio turnover rate ...............         61%              83%              68%             72%               68%


(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) Amount is less than $0.01 per share.


                       See Notes to Financial Statements.
                                       69

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                   INSTITUTIONAL CLASS SHARES
                                         -----------------------------------------------------------------------------
                                           YEAR              YEAR             YEAR            YEAR              YEAR
                                           ENDED             ENDED            ENDED           ENDED             ENDED
                                         12/31/2009       12/31/2008       12/31/2007      12/31/2006        12/31/2005
                                         ----------       ----------       ----------      ----------       ----------
Net asset value, beginning
 of period ............................     $11.02           $16.61           $18.90          $17.56            $21.50
                                          --------         --------         --------        --------          --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) ..............       0.07             0.12             0.17            0.09              0.00(2)
Net realized and unrealized
 gain/(loss) on investments ...........       2.48            (5.51)           (0.72)           3.41              1.22
                                          --------         --------         --------        --------          --------
Total from investment
 operations ...........................       2.55            (5.39)           (0.55)           3.50              1.22
                                          --------         --------         --------        --------          --------
LESS DISTRIBUTIONS:
From net investment income ............      (0.12)           (0.20)           (0.17)          (0.09)             0.00
From capital gains ....................       0.00             0.00(2)         (1.57)          (2.07)            (5.16)
                                          --------         --------         --------        --------          --------
Total distributions ...................      (0.12)           (0.20)           (1.74)          (2.16)            (5.16)
                                          --------         --------         --------        --------          --------
Net asset value, end of period ........     $13.45           $11.02           $16.61          $18.90            $17.56
                                          ========         ========         ========        ========          ========
Total return ..........................      23.11%          (32.37)%          (3.18)%         20.05%             5.73%
                                          ========         ========         ========        ========          ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ...........................      $ 170            $ 441           $5,652          $1,375            $1,231
Operating expenses excluding
 custody earnings credits .............       1.30%            1.00%            1.51%           1.62%             1.17%
Operating expenses including
 reimbursement/waiver/custody
 earnings credits .....................       1.30%            1.00%            0.91%           1.02%             1.16%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credits .....................       1.71%            1.61%            1.51%           1.62%             1.78%
Net investment income/(loss) ..........       0.65%            0.82%            0.30%           0.44%            (0.01)%
Portfolio turnover rate ...............         61%              83%              68%             72%               68%


(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) Amount is less than $0.01 per share.


                       See Notes to Financial Statements.
                                       70

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX(SM) FUND                                              [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                     INVESTMENT CLASS SHARES
                                         -----------------------------------------------------------------------------
                                           YEAR              YEAR             YEAR            YEAR              YEAR
                                           ENDED             ENDED            ENDED           ENDED             ENDED
                                         12/31/2009       12/31/2008       12/31/2007      12/31/2006        12/31/2005
                                         ----------       ----------       ----------      ----------       ----------
Net asset value, beginning
 of period ............................     $ 7.67          $ 12.42          $ 12.02         $ 10.59           $ 10.09
                                          --------         --------         --------        --------          --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) ..............       0.11             0.15             0.15            0.12              0.09
Net realized and unrealized
 gain/(loss) on investments ...........       1.96            (4.77)            0.42            1.41              0.48
                                          --------         --------         --------        --------          --------
Total from investment
 operations ...........................       2.07            (4.62)            0.57            1.53              0.57
                                          --------         --------         --------        --------          --------
LESS DISTRIBUTIONS:
From net investment income ............      (0.13)           (0.13)           (0.17)          (0.10)            (0.07)
                                          --------         --------         --------        --------          --------
Total distributions ...................      (0.13)           (0.13)           (0.17)          (0.10)            (0.07)
                                          --------         --------         --------        --------          --------
Net asset value, end of period ........     $ 9.61           $ 7.67          $ 12.42         $ 12.02           $ 10.59
                                          ========         ========         ========        ========          ========
Total return ..........................      26.98%          (37.11)%           4.75%          14.46%             5.63%
                                          ========         ========         ========        ========          ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ...........................   $109,304         $ 98,032         $143,090        $145,952          $123,809
Operating expenses excluding
 custody earnings credits .............       0.77%            0.78%            0.68%           0.74%             0.82%
Operating expenses including
 reimbursement/waiver/custody
 earnings credits .....................       0.77%            0.78%            0.68%           0.74%             0.82%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credits .....................       0.77%            0.78%            0.68%           0.74%             0.82%
Net investment income .................       1.36%            1.48%            1.20%           1.08%             0.89%
Portfolio turnover rate ...............         57%              52%              60%             69%               46%


(1) The selected per share data was calculated using the average shares outstanding method for the period.


                       See Notes to Financial Statements.
                                       71

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX(SM) FUND                                              [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                    INSTITUTIONAL CLASS SHARES
                                         -----------------------------------------------------------------------------
                                           YEAR              YEAR             YEAR            YEAR              YEAR
                                           ENDED             ENDED            ENDED           ENDED             ENDED
                                         12/31/2009       12/31/2008       12/31/2007      12/31/2006        12/31/2005
                                         ----------       ----------       ----------      ----------       ----------
Net asset value, beginning
 of period ............................     $ 7.67          $ 12.41          $ 12.02         $ 10.60           $ 10.11
                                          --------         --------         --------        --------          --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) ..............       0.13             0.17             0.19            0.15              0.12
Net realized and unrealized
 gain/(loss) on investments ...........       1.95            (4.76)            0.41            1.40              0.47
                                          --------         --------         --------        --------          --------
Total from investment
 operations ...........................       2.08            (4.59)            0.60            1.55              0.59
                                          --------         --------         --------        --------          --------
LESS DISTRIBUTIONS:
From net investment income ............      (0.15)           (0.15)           (0.21)          (0.13)            (0.10)
                                          --------         --------         --------        --------          --------
Total distributions ...................      (0.15)           (0.15)           (0.21)          (0.13)            (0.10)
                                          --------         --------         --------        --------          --------
Net asset value, end of period ........     $ 9.60           $ 7.67          $ 12.41         $ 12.02           $ 10.60
                                          ========         ========         ========        ========          ========
Total return ..........................      27.10%          (36.95)%           4.97%          14.66%             5.83%
                                          ========         ========         ========        ========          ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ...........................    $66,764          $55,088         $113,721         $65,177           $42,854
Operating expenses excluding
 custody earnings credits .............       0.54%            0.59%            0.39%           0.47%             0.54%
Operating expenses including
 reimbursement/waiver/custody
 earnings credits .....................       0.54%            0.59%            0.39%           0.47%             0.54%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credits .....................       0.54%            0.59%            0.39%           0.47%             0.54%
Net investment income .................       1.59%            1.62%            1.49%           1.35%             1.17%
Portfolio turnover rate ...............         57%              52%              60%             69%               46%


(1) The selected per share data was calculated using the average shares outstanding method for the period


                       See Notes to Financial Statements.
                                       72

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX(SM) FUND                                              [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                     QUALIFIED CLASS SHARES
                                         -----------------------------------------------------------------------------
                                           YEAR              YEAR             YEAR            YEAR              YEAR
                                           ENDED             ENDED            ENDED           ENDED             ENDED
                                         12/31/2009       12/31/2008       12/31/2007      12/31/2006        12/31/2005
                                         ----------       ----------       ----------      ----------       ----------
Net asset value, beginning
 of period ............................     $ 7.67           $12.42           $12.02          $10.61            $10.10
                                          --------         --------         --------        --------          --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) ..............       0.12             0.15             0.14            0.11              0.08
Net realized and unrealized
 gain/(loss) on investments ...........       1.95            (4.76)            0.42            1.39              0.47
                                          --------         --------         --------        --------          --------
Total from investment
 operations ...........................       2.07            (4.61)            0.56            1.50              0.55
                                          --------         --------         --------        --------          --------
LESS DISTRIBUTIONS:
From net investment income ............      (0.15)           (0.14)           (0.16)          (0.09)            (0.04)
                                          --------         --------         --------        --------          --------
Total distributions ...................      (0.15)           (0.14)           (0.16)          (0.09)            (0.04)
                                          --------         --------         --------        --------          --------
Net asset value, end of period ........     $ 9.59           $ 7.67           $12.42          $12.02            $10.61
                                          ========         ========         ========        ========          ========
Total return ..........................      26.91%          (37.09)%           4.63%          14.18%             5.46%
                                          ========         ========         ========        ========          ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ...........................      $ 614            $ 431            $ 607          $1,114             $ 880
Operating expenses excluding
 custody earnings credits .............       0.61%            0.84%            0.79%           0.83%             0.93%
Operating expenses including
 reimbursement/waiver/custody
 earnings credits .....................       0.61%            0.84%            0.79%           0.83%             0.93%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credits .....................       0.61%            0.84%            0.79%           0.83%             0.93%
Net investment income .................       1.51%            1.40%            1.08%           0.99%             0.75%
Portfolio turnover rate ...............         57%              52%              60%             69%               46%


(1) The selected per share data was calculated using the average shares outstanding method for the period.


                       See Notes to Financial Statements.
                                       73

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX(SM) FUND                                              [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                   HORACE MANN CLASS SHARES
                                         -----------------------------------------------------------------------------
                                           YEAR              YEAR             YEAR            YEAR              YEAR
                                           ENDED             ENDED            ENDED           ENDED             ENDED
                                         12/31/2009       12/31/2008       12/31/2007      12/31/2006        12/31/2005
                                         ----------       ----------       ----------      ----------       ----------
Net asset value, beginning
 of period ............................     $ 7.66           $12.38           $11.99          $10.57            $10.08
                                          --------         --------         --------        --------          --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) ..............       0.11             0.15             0.14            0.12              0.08
Net realized and unrealized
 gain/(loss) on investments ...........       1.95            (4.75)            0.41            1.39              0.47
                                          --------         --------         --------        --------          --------
Total from investment
 operations ...........................       2.06            (4.60)            0.55            1.51              0.55
                                          --------         --------         --------        --------          --------
LESS DISTRIBUTIONS:
From net investment income ............      (0.13)           (0.12)           (0.16)          (0.09)            (0.06)
                                          --------         --------         --------        --------          --------
Total distributions ...................      (0.13)           (0.12)           (0.16)          (0.09)            (0.06)
                                          --------         --------         --------        --------          --------
Net asset value, end of period ........     $ 9.59           $ 7.66           $12.38          $11.99            $10.57
                                          ========         ========         ========        ========          ========
Total return ..........................      26.85%          (37.08)%           4.60%          14.32%             5.49%
                                          ========         ========         ========        ========          ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ...........................     $1,111            $ 952           $1,593          $1,817            $1,891
Operating expenses excluding
 custody earnings credits .............       0.80%            0.82%            0.74%           0.77%             0.89%
Operating expenses including
 reimbursement/waiver/custody
 earnings credits .....................       0.80%            0.82%            0.74%           0.77%             0.89%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credits .....................       0.80%            0.82%            0.74%           0.77%             0.89%
Net investment income .................       1.34%            1.41%            1.14%           1.05%             0.82%
Portfolio turnover rate ...............         57%              52%              60%             69%               46%


(1) The selected per share data was calculated using the average shares outstanding method for the period.


                       See Notes to Financial Statements.
                                       74

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                INVESTMENT CLASS SHARES
                                                                 ------------------------------------------------------------
                                                                    YEAR                    YEAR                    PERIOD
                                                                    ENDED                   ENDED                    ENDED
                                                                 12/31/2009              12/31/2008              12/31/2007(1)
                                                                 ----------              ----------              -------------
Net asset value, beginning of period                                $ 6.23                 $ 10.12                  $10.00
                                                                   -------                 -------                  ------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income/(loss)(2) ...............................       0.04                    0.02                   (0.02)
Net realized and unrealized gain/(loss) on investments ........       1.13                   (3.90)                   0.14
                                                                   -------                 -------                  ------
Total from investment operations ..............................       1.17                   (3.88)                   0.12
                                                                   -------                 -------                  ------
LESS DISTRIBUTIONS:
From net investment income ....................................      (0.03)                  (0.01)                   0.00(3)
                                                                   -------                 -------                  ------
Total distibutions ............................................      (0.03)                  (0.01)                   0.00
                                                                   -------                 -------                  ------
Net asset value, end of period ................................     $ 7.37                  $ 6.23                   $10.12
                                                                   =======                 =======                  ======
Total return(4) ...............................................      18.73%                 (38.31)%                 1.21%(5)
                                                                   =======                 =======                  ======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........................    $93,553                 $36,356                  $7,196
Operating expenses including dividends on short sales and
 interest expense, after expense reimbursement/waiver .........       2.17%                   2.70%                   3.51%(6)
Operating expenses including dividends on short sales and
 interest expense, before expense reimbursement/waiver ........       2.33%                   3.79%                   5.00%(6)
Operating expenses excluding dividends on short sales and
 interest expense, after expense reimbursement/waiver .........       1.50%                   1.50%                   1.50%(6)
Net investment income/(loss) ..................................       0.61%                   0.20%                  (1.24)%(6)
Portfolio turnover rate .......................................        289%                    175%                     84%(5)


(1) The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.
(2) The selected per share data was calculated using the average shares outstanding method for the period.
(3)  Amount is less than $0.01 per share.
(4)  Total return represents the total return for the period indicated.
(5)  Not annualized.
(6)  Annualized.


                       See Notes to Financial Statements.
                                       75

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                               INSTITUTIONAL CLASS SHARES
                                                                 ------------------------------------------------------------
                                                                    YEAR                    YEAR                    PERIOD
                                                                    ENDED                   ENDED                    ENDED
                                                                 12/31/2009              12/31/2008              12/31/2007(1)
                                                                 ----------              ----------              -------------
Net asset value, beginning of period ..........................     $ 6.25                 $ 10.12                $ 10.00
                                                                   -------                 -------                  ------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income/(loss)(2) ...............................       0.06                    0.04                   (0.01)
Net realized and unrealized gain/(loss) on investments ........       1.14                   (3.89)                   0.13
                                                                   -------                 -------                  ------
Total from investment operations ..............................       1.20                   (3.85)                   0.12
                                                                   -------                 -------                  ------
LESS DISTRIBUTIONS:
From net investment income ....................................      (0.04)                  (0.02)                   0.00(3)
                                                                   -------                 -------                  ------
Total distibutions ............................................      (0.04)                  (0.02)                   0.00
                                                                   -------                 -------                  ------
Net asset value, end of period ................................     $ 7.41                  $ 6.25                 $ 10.12
                                                                   =======                 =======                  ======
Total return(4)                                                      19.14%                 (38.09)%                  1.23%(5)
                                                                   =======                 =======                  ======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........................   $110,064                 $24,617                 $12,870
Operating expenses including dividends on short sales and
 interest expense, after expense reimbursement/waiver .........       1.92%                   2.41%                   3.09%(6)
Operating expenses including dividends on short sales and
 interest expense, before expense reimbursement/waiver ........       2.03%                   3.50%                   4.38%(6)
Operating expenses excluding dividends on short sales and
 interest expense, after expense reimbursement/waiver .........       1.25%                   1.21%                   1.25%(6)
Net investment income/(loss) ..................................       0.85%                   0.49%                  (0.79)%(6)
Portfolio turnover rate .......................................        289%                    175%                     84%(5)


(1) The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.
(2) The selected per share data was calculated using the average shares outstanding method for the period.
(3)  Amount is less than $0.01 per share.
(4)  Total return represents the total return for the period indicated.
(5)  Not annualized.
(6)  Annualized.


                       See Notes to Financial Statements.
                                       76

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS                                             [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


1.   Organization.

Wilshire Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series, all of which had operations during the semi-annual period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index(SM) Fund and Wilshire Large Cap Core 130/30 Fund (collectively the "Portfolios", each a "Portfolio"). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Wilshire 5000 Index(SM) Fund also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

Effective May 1, 2009, the Dow Jones Wilshire 5000 Index Portfolio changed its name to Wilshire 5000 Index(SM) Fund.

2.   Significant Accounting Policies.

Financial Accounting Standards Board ("FASB") issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB ACCOUNTING STANDARDS CODIFICATION+" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification+ ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification superseded all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification became non-authoritative.

Following the Codification, the FASB did not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it issued Accounting Standards Updates, which served to update the Codification, provided background information about the guidance and provided the basis for conclusions on the changes to the Codification.

GAAP was not intended to be changed as a result of the FASB's Codification project, but it changed the way the guidance is organized and presented. As a result, these changes had a significant impact on how companies reference GAAP in their financial statements and in their accounting policies. The Company implemented the Codification as of December 31, 2009.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios' pricing agent for such securities, if available, and otherwise are valued at amortized cost. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company, or by the Company's Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value using the procedures outlined above does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or by the Company's Valuation Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

SECURITIES SOLD SHORT: The Wilshire Large Cap Core 130/30 Fund engages in short selling. To complete a short sales transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio pays interest to the lender for borrowing the security. This amount is reflected as interest expense in the Statements of Operations.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the custodian as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Portfolio's short position.

The short stock rebates presented in the Statements of Operations represent the net income earned on the short sale proceeds held on deposit with the Portfolio's custodian. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Dividends on short positions are recorded on the

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


ex-dividend date as an expense on the Statements of Operations. Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Portfolio.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

     o  Level 1 -- quoted prices in active markets for identical securities.

     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. ).

     o Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the year ended December 31, 2009, there have been no significant changes to the Portfolios' fair value methodologies.

Fair value measurement classifications are summarized in each Portfolio's Schedule of Investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by JP Morgan (Custodian) for the Wilshire Large Cap Core 130/30 Fund, and are designated as being held on each Portfolio's behalf by its custodian under a book-entry system. Each Portfolio monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Portfolios' policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser or sub-adviser to be creditworthy. The Portfolio bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

CASH AND CASH EQUIVALENTS: Idle cash may be swept into various money market funds and is classified as cash equivalents on the Statement of Assets and Liabilities. Amounts invested are generally available on the same business day.

INVESTMENTS IN REITS: With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios' net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

3.   Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the "Agreement") between the Company and Wilshire Associates Incorporated ("Wilshire" or the "Adviser"), Wilshire charges annual fees of 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios, 0.10% of average daily net assets for the Wilshire 5000 Index(SM) Fund and 1.00% for the Wilshire Large Cap Core 130/30 Fund. For the Wilshire Small Company Growth Fund and Wilshire Small Company Value Fund, Wilshire voluntarily agreed to limit Total Annual Portfolio Operating

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--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


Expenses for the Institutional Class to 1.50% less an equivalent ratio of Investment Class share-specific expenses. These voluntary limits are expected to continue through the foreseeable future, dependent on growth in assets of the Funds, and may be changed by Wilshire at any time, subject to approval by the Board of Directors. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed through December 31, 2009 for such Portfolios. Wilshire has entered into a contractual expense limitation agreement with the Wilshire Large Cap Core 130/30 Fund to waive a portion of its management fee and/or reimburse expenses to limit expenses (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class shares and Institutional Class shares, respectively. This agreement to limit expenses continues through at least April 30, 2010. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for the Wilshire Large Cap Core 130/30 Fund. At December 31, 2009, the amounts of waivers subject to recoupment for Wilshire Large Cap Core 130/30 Fund are $111,656, expiring in 2012, $242,041, expiring in 2011 and
$21,064, expiring in 2010.

For the year ended December 31, 2009, Wilshire waived advisory fees and reimbursed expenses as follows:




PORTFOLIO                                 WAIVED FEES     REIMBURSED EXPENSES
----------                                -----------     -------------------
Small Company Growth Portfolio .........   $ 47,507              $ --
Small Company Value Portfolio ..........     41,969                --
Wilshire Large Cap Core 130/30 Fund ....    111,656                --


The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research ("L.A. Capital"), Payden & Rydell ("Payden"), Quest Investment Management, Inc. ("Quest"), Sawgrass Asset Management ("Sawgrass"), Victory Capital Management Inc. ("Victory"), Pzena Investment Management, LLC ("Pzena"), Acadian Asset Management, Inc. ("Acadian"), Systematic Financial Management, L.P. ("Systematic"), Ranger Investment Management, L.P., NWQ Investment Management Company, LP ("NWQ"), AXA Rosenberg Investment Management LLC ("AXA"), Thompson, Siegel & Walmsley LLC ("TSW") and TWIN Capital Management, Inc. ("TWIN") (collectively the "Sub-Advisers") to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Pay-den, Quest, Sawgrass and Victory each manage a portion of the Large Company Growth Portfolio. Pzena, Acadian and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Wilshire 5000 Index(SM) Fund. AXA, TSW and TWIN each manage a portion of the Wilshire Large Cap Core 130/30 Fund.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

SEI Investments Global Funds Services ("SEI") serves as the Company's administrator and accounting agent pursuant to an administration agreement dated May 31, 2008. DST Systems, Inc. serves as the Company's transfer agent and dividend disbursing agent. PNCGIS serves as the Company's custodian for all Portfolios except the Wilshire Large Cap Core 130/30 Fund. Prior to June 15, 2009, Custodial Trust Company served as the custodian for the Wilshire Large Cap Core 130/30 Fund. Effective June 15, 2009, JPMorgan Chase Bank, N.A. serves as the custodian for the Wilshire Large Cap Core 130/30 Fund. SEI Investments Distribution Co. serves as the Company's distributor.

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WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


OFFICERS' AND DIRECTORS' EXPENSES: The officers of the Company receive remuneration from the Adviser. The Company does not pay any remuneration to its officers. The Company and Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $14,000, an annual additional Board Chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $4,000, an annual Committee Chairperson retainer of $8,000 in lieu of the $4,000 Committee Member retainer, and a Committee telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plans.

The Directors of the Company have adopted shareholder services and/or distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 Index(SM) Fund. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the "Distributor"), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio and at an annual rate of up to 0.35% of the value of the average daily net assets attributable to the Horace Mann Class shares of each Portfolio, for certain service fees provided by securities dealers or other financial intermediaries ("service fees") or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the year ended December 31, 2009, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index(SM) Fund and Wilshire Large Cap Core 130/30 was 0.25% of the respective average net assets of each Portfolio.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider. For the year ended December 31, 2009, the shareholder service provider fees were as follows (as a percent of average net assets of each class):



                                         INVESTMENT   INSTITUTIONAL   QUALIFIED
PORTFOLIO                                  CLASS          CLASS         CLASS
----------                                  ----          -----         -----
Large Company Growth Portfolio ........     0.12%         0.02%          N/A
Large Company Value Portfolio .........     0.02%         0.15%          N/A
Small Company Growth Portfolio ........     0.10%         0.03%          N/A
Small Company Value Portfolio .........     0.09%         0.15%          N/A
Wilshire 5000 Index(SM) Fund ..........     0.07%         0.09%         0.00%
Wilshire Large Cap Core 130/30 Fund ...     0.06%         0.03%          N/A

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--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


The Qualified Class Shares of the Wilshire 5000 Index(SM) Fund has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio's Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the year ended December 31, 2009, the shareholder service provider fees for the Qualified Class Shares were 0.00% of average net assets.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000(SM) Index Fund. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Wilshire 5000 Index(SM) Fund attributable to the Horace Mann Class Shares.

5. Securities Transactions.

For the year ended December 31, 2009, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments and short sales and purchases to cover, were as follows:




PORTFOLIO                                    PURCHASES        SALES
----------                                 ------------    ------------
Large Company Growth Portfolio .........   $164,749,879    $214,792,514
Large Company Value Portfolio ..........     52,536,229      53,161,857
Small Company Growth Portfolio .........      5,404,320       5,845,346
Small Company Value Portfolio ..........      5,038,161       5,799,327
Wilshire 5000 Index(SM) Fund ...........     87,561,097     105,878,659
Wilshire Large Cap Core 130/30 Fund ....    302,763,232     129,455,201


For Wilshire Large Cap Core 130/30 Fund, short sales and purchases to cover were $78,680,883 and $42,441,588, respectively.

6. Significant Shareholder Activity.

On December 31, 2009, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.


PORTFOLIO
----------
Large Company Growth Portfolio (1 omnibus shareholder) ..........      36%
Large Company Value Portfolio (1 omnibus shareholder) ...........      83%
Small Company Growth Portfolio (2 omnibus shareholders) .........      64%
Small Company Value Portfolio (2 omnibus shareholders) ..........      61%
Wilshire 5000 Index(SM) Fund (3 omnibus shareholders) ...........      56%
Wilshire Large Cap Core 130/30 Fund (2 omnibus shareholders).....      92%

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


7. Tax Information.

No provision for federal income taxes is required because each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios' tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2009, the following Portfolios had post-October capital loss deferrals as follows:


PORTFOLIO                                     CAPITAL LOSSES
----------                                    --------------
Large Company Growth Portfolio ..........       $ 268,119
Large Company Value Portfolio ...........         144,682
Small Company Growth Portfolio ..........          14,380
Small Company Value Portfolio ...........           9,984
Wilshire 5000 Index(SM) Fund ............         698,526
Wilshire Large Cap Core 130/30 Fund .....              --

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


The federal tax cost, unrealized appreciation and depreciation at December 31, 2009 for each Portfolio are as follows (excluding securities sold short):

                                                                 AGGREGATE         AGGREGATE            NET
                                                                   GROSS             GROSS          UNREALIZED
                                                    TAX          UNREALIZED        UNREALIZED       APPRECIATION
PORTFOLIO                                           COST        APPRECIATION      DEPRECIATION     (DEPRECIATION)
---------                                       ------------    ------------      ------------      -------------
Large Company Growth Portfolio ...........      $171,217,202     $38,738,359      $ (6,247,977)      $32,490,382
Large Company Value Portfolio ............        29,414,904       3,644,793        (1,191,343)        2,453,450
Small Company Growth Portfolio ...........         5,372,172       1,525,165          (361,498)        1,163,667
Small Company Value Portfolio ............         8,925,667       1,618,643        (1,005,360)          613,283
Wilshire 5000 Index(SM) Fund .............       142,881,734      48,504,356       (15,705,906)       32,798,450
Wilshire Large Cap Core 130/30 Fund ......       243,359,253      22,265,631        (8,096,047)       14,169,584

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2009, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

                                                                        EXPIRING DECEMBER 31,
                                     ---------------------------------------------------------------------------------------
PORTFOLIO                                 2010            2011           2012           2013          2016           2017
----------                           ------------     ----------     ------------   ----------    ------------   ------------
Large Company Growth Portfolio ...   $          --    $        --    $        --    $       --    $ 8,168,722    $36,290,723
Large Company Value Portfolio ....              --             --             --            --     11,480,425      6,731,411
Small Company Growth Portfolio ...              --             --             --            --      1,928,480      1,303,772
Small Company Value Portfolio ....              --             --             --            --      2,759,050      2,132,220
Wilshire 5000 Index(SM) Fund .....       2,960,522      3,810,802      5,509,772       108,266      9,735,193     30,126,221
Wilshire Large Cap Core
  130/30 Fund ....................              --             --             --            --      2,973,710      4,726,719

The tax character of distributions declared were:

                                            2009          2009        2009        2008              2008         2008
                                          ORDINARY      CAPITAL    RETURN OF     ORDINARY         CAPITAL     RETURN OF
PORTFOLIO                                  INCOME        GAINS      CAPITAL       INCOME           GAINS       CAPITAL
------------                             ------------ -----------  ----------   ----------      ---------     ---------
Large Company Growth Portfolio           $ 245,689    $        --    $11,747    $3,908,641      $      --       $ 97
Large Company Value Portfolio              233,277             --      1,139       557,498          1,093         --
Small Company Growth Portfolio                  --             --         --            --        305,872          3
Small Company Value Portfolio               74,573             --        983       110,316          1,842         --
Wilshire 5000 Index(SM) Fund             2,497,973             --         --     3,000,129             --         --
Wilshire Large Cap Core
  130/30 Fund                              869,604             --     13,078       110,072             --         --

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


At December 31, 2009, the components of accumulated losses on a tax basis were as follows:

                                                                                                                 WILSHIRE
                                 LARGE            LARGE           SMALL           SMALL          WILSHIRE        LARGE CAP
                                COMPANY          COMPANY         COMPANY         COMPANY            5000           CORE
                                GROWTH            VALUE          GROWTH           VALUE           INDEX(SM)       130/30
                               PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO          FUND            FUND
                              -----------      -----------     -----------     -----------     ------------     -----------
Undistributed ordinary
  income ...................  $        --      $        --     $        --     $        --     $    120,016     $        --
Capital loss
  carryforwards ............  (44,459,445)     (18,211,836)     (3,232,254)     (4,891,270)     (52,250,776)     (7,700,429)
Post October losses ........     (268,119)        (144,682)        (14,380)         (9,984)        (698,526)             --
Unrealized appreciation ....   32,490,382        2,453,450       1,163,667         613,283       32,798,450      11,107,936
Other temporary
  differences ..............           --               --              --          (3,181)              --              --
                             ------------     ------------     -----------     -----------     ------------     -----------
Total accumulated
  earnings/(loss) .......... $(12,237,182)    $(15,903,068)    $(2,082,967)    $(4,291,152)    $(20,030,836)    $ 3,407,507
                             ============     ============     ===========     ===========     ============     ===========

The differences between book and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales on all Portfolios.

8. Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The permanent differences are primarily attributable to the net realized gain on sale of partnerships, write-off of net operating losses and the re-characterization of distributions. As of December 31, 2009, the reclassifications were as follows:

                                                                    INCREASE       INCREASE/(DECREASE)
                                       INCREASE/(DECREASE)     UNDISTRIBUTED NET         REALIZED
PORTFOLIO                                 PAID-IN CAPITAL      INVESTMENT INCOME       CAPITAL GAINS
---------                              -------------------     -----------------   --------------------
Large Company Growth Portfolio .......      $ (4,380)               $ 4,380             $       --
Large Company Value Portfolio ........        (3,715)                 3,928                   (213)
Small Company Growth Portfolio .......       (40,219)                39,872                    347
Small Company Value Portfolio ........            --                     (8)                     8
Wilshire 5000 Index(SM) Fund .........           204                 29,980                (30,184)
Wilshire Large Cap Core 130/30 Fund ..            --                208,542               (208,542)

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

 9. In-Kind Transfer

On October 8, 2009, the 130/130 Portfolio received an in-kind contribution from the Wilshire Equity Portfolio. The in-kind contribution of $83,027,097 of securities transferred at value and $8,060,000 of cash. As a result of the in-kind contribution the 130/130 Portfolio Institutional Class issued 11,693,957 shares and 1,135,211 shares as a result of the contribution of securities and cash respectively.

10. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios enters into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

12. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2009.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Shareholders and Board of Directors of Wilshire Mutual Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the condensed schedules of investments of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio and the schedule of investments of Wilshire Large Cap Core 130/30 Fund and the schedule of securities sold short of Wilshire Large Cap Core 130/30 Fund (constituting Wilshire Mutual Funds, Inc., hereafter referred to as the "Portfolios") and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Portfolios at December 31, 2009 and the results of each of their operations, the changes in each of their net assets, the cash flows of Wilshire Large Cap Core 130/30 Fund and each of their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhosueCoopers LLP

Philadelphia, Pennsylvania
March 1, 2010

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------


The Board of Directors has responsibility for the overall management and operations of the Company. The Board establishes the Company's policies and meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, positions and terms of office, their principal occupations during the past five years, and other directorships held by them. The address of each Director and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

                                                                                 NUMBER OF
                                      TERM OF                                      FUNDS/
                    POSITION       OFFICE(1) AND          PRINCIPAL               FUNDS IN               OTHER
                      HELD           LENGTH OF           OCCUPATIONS              COMPLEX             DIRECTORSHIPS
                    WITH THE           TIME            DURING THE PAST           OVERSEEN              HELD BY
NAME AND AGE        COMPANY           SERVED             FIVE YEARS             BY DIRECTOR            DIRECTOR
-------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
-------------------------------------------------------------------------------------------------------------------
Lawrence E.         Director and    Since 2005    President, Wilshire                15          Wilshire Variable Insurance
Davanzo, 56(2)      President                     Associates Incorporated,                       Trust (9 Funds); Wilshire
                                                  October 2007-Present;                          Associates Incorporated
                                                  Senior Managing Director,
                                                  October 2004-October 2007,
                                                  Wilshire Associates
                                                  Incorporated; President,
                                                  2005- Present, Wilshire
                                                  Variable Insurance Trust;
                                                  Managing Director, August
                                                  2004-October 2004,
                                                  Guggenheim Partners,
                                                  independent investor,
                                                  August 2001-August 2004.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                      TERM OF                                      FUNDS/
                    POSITION       OFFICE(1) AND          PRINCIPAL               FUNDS IN               OTHER
                      HELD           LENGTH OF           OCCUPATIONS              COMPLEX             DIRECTORSHIPS
                    WITH THE           TIME            DURING THE PAST           OVERSEEN              HELD BY
NAME AND AGE        COMPANY           SERVED             FIVE YEARS             BY DIRECTOR            DIRECTOR
-------------------------------------------------------------------------------------------------------------------
                                           NON-INTERESTED DIRECTORS
-------------------------------------------------------------------------------------------------------------------
Theodore J.         Director        Since 2008    President and Chief Executive      15          Wilshire Variable
Beck, 56                                          Officer, National Endowment for                Insurance Trust
                                                  Financial Education (since 2005);              (9 Funds)
                                                  Associate Dean for Executive
                                                  Education and Corporate
                                                  Relationships, and President for
                                                  the Center for Advanced Studies
                                                  in Business at the University of
                                                  Wisconsin (1999-2005)

Roger A.            Director        Since 2006    Vice President, University         15          Integrity Mutual
Formisano, 60                                     Medical Foundation, 2006-                      Insurance Company,
                                                  Present; formerly Director, The                Wilshire Variable
                                                  Center for Leadership and                      Insurance Trust
                                                  Applied Business, UW-Madison                   (9 Funds)
                                                  School of Business; Principal,
                                                  R.A. Formisano & Company, LLC

Richard A.          Director        Since 2006    Retired; formerly Senior           15          Wilshire Variable
Holt, 67                                          Relationship Manager, Scudder                  Insurance Trust
                                                  Insurance Asset Management.                    (9 Funds)

Suanne K.           Director        Since 2008    Retired; formerly Chief            15          Wilshire Variable
Luhn, 54                                          Compliance Officer, Bahl &                     Insurance Trust
                                                  Gaynor (investment adviser)                    (9 Funds)
                                                  (1990 to 2006)

Harriet A.          Director        Since 2006    President, Greater Cincinnati      15          Greater Cincinnati Credit
Russell, 67                                       Credit Union; formerly Vice                    Union Board; Wilshire
                                                  President, Cincinnati Board of                 Variable Insurance Trust
                                                  Education; formerly teacher,                   (9 Funds)
                                                  Walnut Hills High School.

George J.           Director,       Since 2006    Independent Consultant;            15          Wilshire Variable
Zock, 58            Chairman                      Consultant, Horace Mann Service                Insurance Trust
                    of the                        Corporation (2004 to 2005);                    (9 Funds)
                    Board                         Executive Vice President, Horace
                                                  Mann Life Insurance Company
                                                  and Horace Mann Service
                                                  Corporation (1997 to 2003).

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                      TERM OF                                      FUNDS/
                    POSITION       OFFICE(1) AND          PRINCIPAL               FUNDS IN               OTHER
                      HELD           LENGTH OF           OCCUPATIONS              COMPLEX             DIRECTORSHIPS
                    WITH THE           TIME            DURING THE PAST           OVERSEEN              HELD BY
NAME AND AGE        COMPANY           SERVED             FIVE YEARS             BY DIRECTOR            DIRECTOR
-------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS
-------------------------------------------------------------------------------------------------------------------
Aaron W.L.          Chief           Since 2009    Chief Compliance Officer and       N/A                  N/A
Eubanks, 47         Compliance                    Managing Director, Wilshire
                    Officer                       Associates, Incorporated
                                                  (since 2009). Chief Operating
                                                  Officer and Chief Compliance
                                                  Officer, Provident Investment
                                                  Counsel (1992-2009)

Alex Kaye, 40       Vice President  Since 2009    Senior Portfolio Manager           N/A                 N/A
                                                  in Wilshire's Funds Management
                                                  Group. Member of Wilshire
                                                  Funds Management Portfolio
                                                  Management Subcommittee.
                                                  2004 -- 2007, Senior Portfolio
                                                  Manager at Ibbotson Associates.

Reena S.            Secretary       Since 2009    Managing Director and              N/A                 N/A
Lalji, 38                                         General Counsel, Wilshire
                                                  Associates Incorporated (Since
                                                  2009); Senior Counsel, Royal
                                                  Bank of Canada (2003 -- 2008)

James T.            Vice President  Since 2009    Senior Portfolio Manager in        N/A                 N/A
St. Aubin, 32                                     Wilshire's Funds Management
                                                  Group. 2004 -- 2008, Senior
                                                  Consultant at Ibbotson
                                                  Associates -- a division
                                                  Morningstar Inc.

Helen               Vice President  Since 2008    Managing Director, Wilshire        N/A                 N/A
Thompson, 42                                      Associates Incorporated. (since
                                                  2003); Associate Director, First
                                                  Quadrant, L.P. (2001 to 2003);
                                                  Chief Investment Accountant,
                                                  Financial Controller, Company
                                                  Secretary, Associate Director,
                                                  Compliance Officer (1996 to
                                                  2003), First Quadrant Limited

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                      TERM OF                                      FUNDS/
                    POSITION       OFFICE(1) AND          PRINCIPAL               FUNDS IN               OTHER
                      HELD           LENGTH OF           OCCUPATIONS              COMPLEX             DIRECTORSHIPS
                    WITH THE           TIME            DURING THE PAST           OVERSEEN              HELD BY
NAME AND AGE        COMPANY           SERVED             FIVE YEARS             BY DIRECTOR            DIRECTOR
-------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS
-------------------------------------------------------------------------------------------------------------------
Michael             Treasurer       Since 2009    Controller, Wilshire Associates    N/A                 N/A
Wauters, 44                                       Incorporated (since 2009);
                                                  Assistant Vice President-
                                                  Financial Operations, Pacific
                                                  Life Insurance Company
                                                  (2000-2009)

Victor Zhang, 37    Vice President  Since 2009    Head of Portfolio Management,      N/A                N/A
                                                  Member of Wilshire Funds
                                                  Management Investment
                                                  Committee, Wilshire Associates
                                                  Incorporated, January 2006 to
                                                  Present; Director of
                                                  Investments, Harris myCFO
                                                  Investment Advisory Services,
                                                  LLC, 2001 to 2006.

(1) EACH DIRECTOR SERVES UNTIL THE NEXT SHAREHOLDERS' MEETING (AND UNTIL THE ELECTION AND QUALIFICATION OF A SUCCESSOR), OR UNTIL DEATH, RESIGNATION, REMOVAL OR RETIREMENT WHICH TAKES EFFECT NO LATER THAN THE MAY 1 FOLLOWING HIS OR HER 70TH BIRTHDAY. OFFICERS ARE ELECTED BY THE BOARD ON AN ANNUAL BASIS TO SERVE UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED.

(2) MR. DAVANZO IS AN INTERESTED PERSON BECAUSE OF HIS POSITION WITH THE COMPANY'S INVESTMENT ADVISER, WILSHIRE ASSOCIATES INCORPORATED.

The Company's Statement of Additional Information includes additional information about the Directors of the Company and is available, without charge, upon request, by calling 1-888-200-6796.





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WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------


INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio's proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilfunds.com or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company's Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
TAX INFORMATION
(UNAUDITED)
--------------------------------------------------------------------------------


Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

PORTFOLIO                                                 PERCENTAGE
---------                                                 ----------
Large Company Growth Portfolio ........................      100.00%
Large Company Value Portfolio .........................      100.00%
Small Company Growth Portfolio ........................        0.00%
Small Company Value Portfolio .........................      100.00%
Wilshire 5000 Index(SM) Fund ..........................       99.41%
Wilshire Large Cap Core 130/30 Fund ...................      100.00%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Portfolios listed below designate the following percentages of their income dividends distributed in 2006 as qualified dividend income as defined in
Section 1(h)(II) of the Internal Revenue Code.

PORTFOLIO                                                 PERCENTAGE
---------                                                 ----------
Large Company Growth Portfolio ........................      100.00%
Large Company Value Portfolio .........................      100.00%
Small Company Growth Portfolio ........................        0.00%
Small Company Value Portfolio .........................      100.00%
Wilshire 5000 Index(SM) Fund ..........................       99.22%
Wilshire Large Cap Core 130/30 Fund ...................       93.08%

Pursuant to the American Jobs Creation Act of 2004, the Funds listed below designate the following percentages of income distributions as qualified interest income that is exempt from U.S. withholding tax when paid to foreign investors.

PORTFOLIO                                                 PERCENTAGE
---------                                                 ----------
Large Company Growth Portfolio ........................        0.00%
Large Company Value Portfolio .........................        0.00%
Small Company Growth Portfolio ........................        0.00%
Small Company Value Portfolio .........................        0.00%
Wilshire 5000 Index(SM) Fund ..........................        0.00%
Wilshire Large Cap Core 130/30 Fund ...................        0.00%

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
TAX INFORMATION                                                           [LOGO]
(UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Pursuant to the American Jobs Creation Act of 2004, the Funds listed below designate the following percentages of short-term capital gain distributions as qualified short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors.

PORTFOLIO                                                 PERCENTAGE
---------                                                 ----------
Large Company Growth Portfolio ........................        0.00%
Large Company Value Portfolio .........................        0.00%
Small Company Growth Portfolio ........................        0.00%
Small Company Value Portfolio .........................        0.00%
Wilshire 5000 Index(SM) Fund ..........................        0.00%
Wilshire Large Cap Core 130/30 Fund ...................        0.00%

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WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
--------------------------------------------------------------------------------


During the six months ended December 31, 2009, the Board of Directors (the "Board") of Wilshire Mutual Funds, Inc. (the "Company") approved the renewal for an additional one-year term of the Company's advisory agreement with Wilshire Associates Incorporated ("Wilshire" or the "Adviser") with respect to each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index Fund and Wilshire Large Cap Core 130/30 Fund (the "Funds"). The Board also approved the renewal for additional one-year terms of Wilshire's Subadvisory Agreements with the Company's subadvisers: Acadian Asset Management, Inc. ("Acadian") with respect to the Large Company Value Portfolio, AXA Rosenberg Investment Management, LLC ("AXA Rosenberg") with respect to the Wilshire Large Cap Core 130/30 Fund, Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") with respect to each of the Small Company Value Portfolio, Small Company Growth Portfolio, Large Company Growth Portfolio and Wilshire 5000 Index Fund, NWQ Investment Management Company, LLC ("NWQ") with respect to the Small Company Value Portfolio, Payden & Rygel with respect to the Large Company Growth Portfolio, Pzena Investment Management, LLC ("Pzena") with respect to the Small Company Value Portfolio, Quest Investment Management, Inc. ("Quest") with respect to the Large Company Growth Portfolio, Ranger Investment Management, L.P. ("Ranger") with respect to the Small Company Growth Portfolio, Sawgrass Asset Management, LLC ("Sawgrass") with respect to the Large Company Growth Portfolio, Systematic Financial Management, L.P. ("Systematic") with respect to the Wilshire Large Company Value Portfolio Thompson, Siegel & Walmsley, LLC ("TSW") with respect to the Wilshire Large Cap Core 130/30 Fund and TWIN Capital Management, Inc. ("TWIN") with respect to the Wilshire Large Cap Core 130/30 Fund, and Victory Capital Management, Inc. ("Victory") with respect to the Wilshire Large Company Growth Portfolio. In the following text, the Advisory Agreement between the Company and Wilshire is referred to as the "Advisory Agreement," the subadvisers are referred to as "Subadvisers" and the Subadvisory Agreements between Wilshire and each Subadviser are referred to as "Subadvisory Agreements."

The information in this summary outlines the Board's considerations associated with its approval of the Advisory Agreement and each of the Subadvisory Agreements. In connection with its deliberations regarding the continuation of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed by Wilshire and the Subadvisers under the existing advisory arrangements; with respect to Wilshire, comparative fees and expense ratios; the profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadvisers realize economies of scale as a Fund grows; and whether any fall-out benefits are being realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Directors who are not "interested persons" of the Company as defined in the Investment Company Act of 1940 (the "Independent Directors") met with counsel in private sessions

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WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------


at which no representatives of Wilshire were present and discussed the renewal of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Directors. In deciding to approve renewal of the Advisory Agreement and the Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received
----------------------------------

The Board, including all the Independent Directors, considered the renewal of the Subadvisory Agreements pursuant to a process that concluded at the Board's August 21, 2009 meeting and the renewal of the Advisory Agreement pursuant to a process that concluded at the Board's December 4, 2009 meeting, in each case following an extensive process. At the direction of the Independent Directors, counsel to the Company and the Independent Directors sent memoranda to the Adviser requesting information regarding the Subadvisory Agreements and the Advisory Agreement to be provided to the Directors in advance of a meeting of the Contract Review Committee (which is comprised of all the Independent Directors) held on August 20, 2009 and December 3, 2009, respectively.

In response to the requests for information, the Directors received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of each Fund as provided by Wilshire based upon data gathered from the Morningstar Direct mutual fund database ("Morningstar"); (iii) the costs of services provided and estimated profits realized by the Adviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered and amounts paid to other registered investment companies as provided by Wilshire based upon data gathered from Morningstar; and (vii) benefits realized by the Adviser from its relationship with each Fund. The Directors received information from the Adviser regarding the factors underlying the recommendations to continue each Subadvisory Agreement. The Directors also received information from each Subadviser as to each Fund it managed describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Subadviser in connection with the Fund, (iii) the financial condition of the Subadviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders,
(vi) comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients, and (vii) benefits

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WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------


realized by the Subadviser from its relationship with the Fund. At each meeting, the Independent Directors also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Prior to consideration by the Board, the Contract Review Committee met on August 20, 2009 and December 3, 2009, as applicable, to discuss the information provided. With respect to Wilshire and as a part of its evaluation, it considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Directors), which met on December 3, 2009 to review the data Wilshire had prepared on performance. Following its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Fund to renew the Advisory and Subadvisory Agreements and recommended to the Board that the Advisory and Sub-advisory Agreements be renewed. At its meetings on August 20, 2009 and December 4, 2009, as applicable, the Board considered the recommendations of the Contract Review Committee along with the other factors that the Board deemed relevant.

Nature, Extent and Quality of Services -- Wilshire
--------------------------------------------------

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance program established by the Adviser and the level of compliance maintained for the Funds. The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers. The Board concluded that the Adviser was successful in negotiating favorable sub-advisory agreements on behalf of the Funds. The Board concluded that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers. The Board also reviewed the Adviser's financial condition, and considered the financial support provided by the Adviser to the Small Company Growth and Small Company Value Portfolios through voluntary expense caps and to the Wilshire Large Cap Core 130/30 through an expense limitation agreement. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund support renewal of the contract.

The Board reviewed information on the performance of each Fund for the annualized one-, three-, five-and ten-year periods ended September 30, 2009, as applicable, along with performance information of a peer group of funds determined by Wilshire based upon the Morningstar database for the same periods and in comparison to its benchmark. For the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio and Wilshire 5000 Index Fund, the Board determined

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------


that performance was satisfactory, noting that each Fund's performance was competitive as compared to its peer group for all time periods. For the Small Company Value Portfolio, the Board determined that performance was satisfactory based upon competitive performance during the most recent one-, three- and five-year periods. For the Wilshire Large Cap Core 130/30 Fund, the Board noted the Fund's underperformance, but took into consideration the relatively short performance history as well as the steps taken by the Adviser to address performance issues by engaging new subadvisers for the Fund and by reallocating assets among the Fund's current subadvisers.

Advisory Fees
-------------

The Board reviewed each Fund's advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of the peer group of funds. The Board determined that the advisory fee for each Fund was within a competitive range. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board received information regarding fees charged by the Adviser to other registered investment companies advised by the Adviser and similar to certain Funds and determined such fees were comparable to those of the applicable Funds. The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

Profitability to Wilshire and Economies of Scale
------------------------------------------------

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund's asset size, each Fund's expense ratio, the voluntary expense caps in place for the Small Company Growth and Small Company Value Portfolios, the expense limitation agreement in place for the Wilshire Large Cap Core 130/30 Fund and whether the investment process produced economies of scale. The Board concluded that each Fund's advisory fee reasonably reflected appropriate recognition of any economies of scale.

Fall-Out Benefits -- Wilshire
-----------------------------

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------


Nature, Extent and Quality of Services -- Subadvisers
-----------------------------------------------------

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services provided. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadviser's compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser was providing reasonable services and recommended that each Subadvisory Agreement for each Fund be continued.

The Board reviewed information comparing each Subadviser's investment performance to a relevant benchmark. Based upon all relevant factors, the Board concluded that, although Acadian underper-formed with respect to the Large Company Value Portfolio for the annualized one-year period ended June 30, 2009, it outperformed for the inception-to-date period (since October 31, 2007), and therefore, performance was satisfactory. The Board determined that, although LA Capital had underperformed with respect to the Small Company Growth Portfolio over the short-term period, long-term outperformance resulted in a conclusion that performance was satisfactory. The Board also concluded that the investment performance of LA Capital with respect to the Large Company Growth and Small Company Value Portfolios was in a competitive range in comparison to the relevant benchmarks for most periods reviewed. The Board determined that although LA Capital underperformed with respect to the Wilshire 5000 Index Fund, its performance only slightly lagged its benchmark and, therefore concluded that investment performance was satisfactory. With respect to NWQ's performance for the Small Company Value Portfolio, the Board determined that although NWQ underperformed for the annualized one- and three-year periods ended June 30, 2009, short-term outperformance resulted in a conclusion that performance was satisfactory. The Board determined that, although Pzena with respect to the Large Company Value Portfolio had underperformed for the annualized three-year period ended June 30, 2009, short-term outperformance resulted in the conclusion that performance was satisfactory. The Board also determined that, although Sawgrass with respect to the Large Company Growth Portfolio and TWIN with respect to the Wilshire Large Cap Core 130/30 Fund had recently underperformed, performance for the annualized one-year period ended June 30, 2009 was satisfactory, and therefore, concluded that overall performance was satisfactory. The Board concluded that, although Systematic's performance with respect to the Large Company Value Portfolio and Victory and Payden & Rygel's performance with respect to the Large Company Growth Portfolio, trailed that of the relevant benchmarks for the annualized one-year period ended June 30, 2009, short-term and inception-to-date outperformance (for Systematic since October 31, 2007 and for Victory and Payden & Rygel since January 31, 2007) resulted in the conclusion that performance was satisfactory. The Board determined to approve

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WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------


the Subadvisory Agreement with Quest with respect to the Large Company Growth Portfolio, the Sub-advisory Agreement with Ranger with respect to the Small Company Growth Portfolio and the Subadvisory Agreements with AXA Rosenberg and TSW with respect to the Wilshire Large Cap Core 130/30 Fund, even though the Subadvisers underperformed for all periods reviewed (for Quest since January 31, 2007, for Ranger since September 30, 2007 and for AXA Rosenberg and TSW since Novem-ber 30, 2007). The Board concluded that the performance of these Subadvisers for the annualized one-year period ended June 30, 2009 was significantly affected by poor performance in 2008 and considered Wilshire's recommendation to approve these Subadvisory Agreements based on its evaluation of the quality and long-term track record of Quest, Ranger, AXA Rosenberg and TSW and its commitment to monitor their performance.

Subadvisory Fees
----------------

The Board considered each Fund's subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm's length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee was deemed reasonable by the Board.

For the Subadvisers that reported fees for "Other Clients" with comparable investment policies and services, the Board noted that most Subadvisers did not charge higher fees to the Adviser for the Funds than were charged to their Other Clients. For the Subadvisers where the fees charged to the Adviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were competitive.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.

Profitability to the Subadvisers
--------------------------------

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm's length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers were limited due to the size of the Funds. The Board took these factors into consideration in concluding that the subadvisory fees were reasonable.

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WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------


Economies of Scale -- Subadvisers
---------------------------------

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits -- Subadvisers
--------------------------------

The Board also considered the character and amount of other incidental benefits received by each Sub-adviser. The Board considered each Subadviser's soft dollar practices, as applicable. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

Conclusion
----------

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement and each Subadvisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each Fund.

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










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


[LOGO] Wilshire Mutual Funds

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
www.wilfunds.com
















                                                                 WIL-AR-001-0200

Item 2. Code of Ethics.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) During the period covered by this report, the code of ethics was amended to address changes in the registrant's covered officers.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3.   Audit Committee Financial Expert.

The Registrant's Board of Directors has determined that the Registrant has at least one "audit committee financial expert" (as defined by Item 3 of Form N-CSR) serving on its audit committee. Mr. Roger A. Formisano, the Registrant's audit committee financial expert, is "independent," for purposes of Item 3 of Form N-CSR.

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Directors.

Item 4. Principal Accountant Fees and Services. Audit Fees

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $178,540 for 2008 and $157,738 for 2009.

Audit-Related Fees
-------------------

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $18,016 for 2008 and $0 for 2009. Fees billed were for agreed upon procedures to review the Fund Accounting conversion from PNC Global Investment Services to SEI Investments Global Funds Services.

Tax Fees
---------

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, tax planning and tax training are $26,750 for 2008 and $25,413 for 2009. Such services consisted of quarterly diversification review, annual distribution review and tax return review.

All Other Fees
---------------

      (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by ( the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2009.

     (e)(1) Audit Committee Pre-Approval Policies and Procedures.

               Pursuant to Registrant's Audit Committee Charter (the "Charter"), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting. Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant's investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were ( approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

            (b)    Not Applicable

            (c)    100%

            (d)    Not Applicable

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's ( financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was (0%) zero percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2008 and $0 for 2009.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6(a).     Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire 5000 IndexSM Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire Large Cap Core 130/30 Fund is included as part of the report to shareholders filed under Item 1 of this form.




Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                 December 31, 2009
Schedule of Investments


  SHARES                                                               VALUE
  ------                                                               -----
COMMON STOCK -- 98.6%
CONSUMER DISCRETIONARY -- 11.0%
     2,500 Abercrombie & Fitch Co., Class A .....................   $     87,125
    20,150 Aeropostale, Inc. + ..................................        686,108
    18,835 Amazon.com, Inc. + ...................................      2,533,684
    11,830 American Eagle Outfitters, Inc. ......................        200,874
     4,150 Apollo Group, Inc., Class A + ........................        251,407
     2,795 Autoliv, Inc. SDR ....................................        121,191
     6,300 Barnes & Noble, Inc. .................................        120,141
     7,300 Bed Bath & Beyond, Inc. + ............................        281,999
    11,044 Best Buy Co., Inc. ...................................        435,796
     6,600 Big Lots, Inc. + .....................................        191,268
     2,000 Brinker International, Inc. ..........................         29,840
     1,600 Career Education Corp. + .............................         37,296
    15,500 CarMax, Inc. + .......................................        375,875
    14,200 Coach, Inc. ..........................................        518,726
    10,160 Dick's Sporting Goods, Inc. + ........................        252,679
    52,670 DIRECTV, Class A + ...................................      1,756,545
    18,225 Dollar Tree, Inc. + ..................................        880,268
    24,250 Family Dollar Stores, Inc. ...........................        674,877
     7,600 Federal Mogul Corp. + ................................        131,480
    24,400 Foot Locker, Inc. ....................................        271,816
       100 GameStop Corp., Class A + ............................          2,194
     6,400 Gannett Co., Inc. ....................................         95,040
    17,100 Gap, Inc. (The) ......................................        358,245
       800 Garmin, Ltd. .........................................         24,560
       300 Jarden Corp. .........................................          9,273
     4,445 Johnson Controls, Inc. ...............................        121,082
     3,300 KB Home ..............................................         45,144
    14,410 Kohl's Corp. + .......................................        777,131
     6,000 Las Vegas Sands Corp. + ..............................         89,640
    14,800 Lennar Corp., Class A ................................        188,996
     6,700 Liberty Global, Inc., Class A + ......................        146,797
       220 Liberty Media Corp. - Starz + ........................         10,153
    69,000 Lowe's Cos., Inc. ....................................      1,613,910
     4,700 Ltd. Brands, Inc. ....................................         90,428
     6,763 Marriott International, Inc., Class A ................        184,292
    34,268 McDonald's Corp. .....................................      2,139,694
     1,800 MDC Holdings, Inc. ...................................         55,872
     2,300 Morningstar, Inc. + ..................................        111,182
     4,025 NIKE, Inc., Class B ..................................        265,932
     3,300 Nordstrom, Inc. ......................................        124,014
    21,100 Office Depot, Inc. + .................................        136,095
    10,835 Omnicom Group, Inc. ..................................        424,190
     2,100 O'Reilly Automotive, Inc. + ..........................         80,052
    18,500 Penske Auto Group, Inc. ..............................        280,830
     3,300 PetSmart, Inc. .......................................         88,077
     2,700 priceline.com, Inc. + ................................        589,950
    10,822 Pulte Homes, Inc. ....................................        108,220
     8,400 RadioShack Corp. .....................................        163,800
     8,200 Signet Jewelers, Ltd. + ..............................        219,104
       217 Strayer Education, Inc. ..............................         46,110
    41,000 Target Corp. .........................................      1,983,170
       800 Thor Industries, Inc. ................................         25,120
     2,900 Time Warner, Inc. ....................................         84,506
    22,456 TJX Cos., Inc. .......................................        820,767
     1,300 TRW Automotive Holdings Corp. + ......................         31,044
     2,971 Urban Outfitters, Inc. + .............................        103,955
     7,875 Walt Disney Co. (The) ................................        253,969
     7,300 Weight Watchers International, Inc. ..................        212,868
    38,500 Wendy's/Arby's Group, Inc., Class A ..................        180,565
    10,300 Williams-Sonoma, Inc. ................................        214,034
    10,050 Yum! Brands, Inc. ....................................        351,448
                                                                    ------------
                                                                      22,690,448
                                                                    ------------


  SHARES                                                               VALUE
  ------                                                               -----
CONSUMER STAPLES -- 12.4%
    52,372 Altria Group, Inc. ...................................   $  1,028,062
    19,850 Archer-Daniels-Midland Co. ...........................        621,504
    28,458 Avon Products, Inc. ..................................        896,427
    10,500 BJ's Wholesale Club, Inc. + ..........................        343,455
       600 Bunge, Ltd. ..........................................         38,298
    47,543 Coca-Cola Co. (The) ..................................      2,709,951
     4,400 Coca-Cola Enterprises, Inc. ..........................         93,280
    10,550 Colgate-Palmolive Co. ................................        866,682
    27,220 Costco Wholesale Corp. ...............................      1,610,607
    43,570 CVS Caremark Corp. ...................................      1,403,390
     8,100 Dean Foods Co. + .....................................        146,124
    25,358 General Mills, Inc. ..................................      1,795,600
     2,500 Hansen Natural Corp. + ...............................         96,000
     5,500 Herbalife, Ltd. ......................................        223,135
     5,770 Kimberly-Clark Corp. .................................        367,607
     1,000 Kroger Co. (The) .....................................         20,530
     4,074 Lorillard, Inc. ......................................        326,857
    19,800 Mead Johnson Nutrition Co., Class A ..................        865,260
    47,431 PepsiCo, Inc. ........................................      2,883,805
    68,252 Philip Morris International, Inc. ....................      3,289,064
    16,400 Procter & Gamble Co. (The) ...........................        994,332
    78,900 Rite Aid Corp. + .....................................        119,139
     8,700 Sysco Corp. ..........................................        243,078
    12,031 Walgreen Co. .........................................        441,778
    76,097 Wal-Mart Stores, Inc. ................................      4,067,385
                                                                    ------------
                                                                      25,491,350
                                                                    ------------
ENERGY -- 4.5%
     1,220 Apache Corp. .........................................        125,867
     4,113 Cameron International Corp. + ........................        171,923
    12,500 Chesapeake Energy Corp. ..............................        323,500
     3,200 ConocoPhillips .......................................        163,424
     3,717 Denbury Resources, Inc. + ............................         55,012
     3,160 Devon Energy Corp. ...................................        232,260
     8,500 Exterran Holdings, Inc. + ............................        182,325
    33,018 Exxon Mobil Corp. ....................................      2,251,497
       617 Hess Corp. ...........................................         37,329
     6,400 Marathon Oil Corp. ...................................        199,808
     1,000 Murphy Oil Corp. .....................................         54,200
     1,374 Noble Energy, Inc. ...................................         97,856
    12,785 Occidental Petroleum Corp. ...........................      1,040,060
    11,200 Peabody Energy Corp. .................................        506,352
    13,005 Petroleo Brasileiro SA ADR ...........................        620,078
    39,784 Schlumberger, Ltd. ...................................      2,589,541
     3,000 Spectra Energy Corp. .................................         61,530
    11,000 Teekay Corp. .........................................        255,310
     5,500 Tesoro Corp. .........................................         74,525
     2,580 Transocean, Ltd. + ...................................        213,624
                                                                    ------------
                                                                       9,256,021
                                                                    ------------
FINANCIALS -- 3.7%
     7,750 Aflac, Inc. ..........................................        358,437
     1,500 American Financial Group, Inc. .......................         37,425
    27,200 Annaly Capital Management, Inc. ......................        471,920
     3,320 BlackRock, Inc., Class A .............................        770,904
    77,035 Charles Schwab Corp. (The) ...........................      1,449,799
     2,200 China Life Insurance Co., Ltd. ADR ...................        161,370
     8,100 Equity Residential ...................................        273,618
    11,475 Goldman Sachs Group, Inc. (The) ......................      1,937,439
     2,035 HSBC Holdings PLC ADR ................................        116,178
     1,100 IntercontinentalExchange, Inc. + .....................        123,530
     3,100 Janus Capital Group, Inc. ............................         41,695
     3,100 JPMorgan Chase & Co. .................................        129,177
     4,790 Lincoln National Corp. ...............................        119,175
     3,550 Morgan Stanley .......................................        105,080
     9,500 New York Community Bancorp, Inc. .....................        137,845

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                 December 31, 2009
Schedule of Investments


  SHARES                                                               VALUE
  ------                                                               -----
FINANCIALS -- 3.7% (CONTINUED)
     4,305 Prudential Financial, Inc. ...........................   $    214,217
     4,665 T Rowe Price Group, Inc. .............................        248,411
    34,841 TD Ameritrade Holding Corp. + ........................        675,219
     5,300 Waddell & Reed Financial, Inc., Class A ..............        161,862
                                                                    ------------
                                                                       7,533,301
                                                                    ------------
HEALTH CARE -- 17.7%
    39,482 Abbott Laboratories ..................................      2,131,633
    12,105 Alcon, Inc. ..........................................      1,989,457
    34,900 Allergan, Inc. .......................................      2,199,049
     4,200 AmerisourceBergen Corp., Class A .....................        109,494
    11,652 Amgen, Inc. + ........................................        659,154
    27,500 athenahealth, Inc. + .................................      1,244,100
    16,539 Baxter International, Inc. ...........................        970,508
     5,118 Becton Dickinson and Co. .............................        403,605
     1,891 Biogen Idec, Inc. + ..................................        101,168
    47,050 Bristol-Myers Squibb Co. .............................      1,188,012
    51,069 Celgene Corp. + ......................................      2,843,522
     9,000 Cephalon, Inc. + .....................................        561,690
     4,200 Charles River Laboratories International, Inc. + .....        141,498
     5,385 Covidien PLC .........................................        257,888
     9,898 DENTSPLY International, Inc. .........................        348,113
    18,400 Eli Lilly & Co. ......................................        657,064
     7,700 Express Scripts, Inc., Class A + .....................        665,665
       953 Forest Laboratories, Inc. + ..........................         30,601
       391 Genzyme Corp. + ......................................         19,163
    71,426 Gilead Sciences, Inc. + ..............................      3,091,317
     2,600 Hill-Rom Holdings, Inc. ..............................         62,374
       300 Humana, Inc. + .......................................         13,167
     7,914 IDEXX Laboratories, Inc. + ...........................        422,924
     7,300 Illumina, Inc. + .....................................        223,745
     5,758 Intuitive Surgical, Inc. + ...........................      1,746,517
    36,478 Johnson & Johnson ....................................      2,349,548
     6,957 Laboratory Corp. of America Holdings + ...............        520,662
     5,335 McKesson Corp. .......................................        333,438
     3,800 Medco Health Solutions, Inc. + .......................        242,858
    12,801 Mednax, Inc. + .......................................        769,468
    20,874 Medtronic, Inc. ......................................        918,038
    34,652 Merck & Co., Inc. ....................................      1,266,184
    26,600 Mylan, Inc. + ........................................        490,238
     6,300 Myriad Genetics, Inc. + ..............................        164,430
     1,915 Novo Nordisk ADR .....................................        122,273
     3,813 Patterson Cos., Inc. + ...............................        106,688
    52,579 Pfizer, Inc. .........................................        956,412
     6,950 Quest Diagnostics, Inc. ..............................        419,641
     2,833 Resmed, Inc. + .......................................        148,081
     2,536 St. Jude Medical, Inc. + .............................         93,274
     3,645 Stryker Corp. ........................................        183,599
     3,100 Techne Corp. .........................................        212,536
    42,200 Teva Pharmaceutical Industries, Ltd. ADR .............      2,370,796
    23,825 Thermo Fisher Scientific, Inc. + .....................      1,136,214
     7,690 UnitedHealth Group, Inc. .............................        234,391
     5,425 Varian Medical Systems, Inc. + .......................        254,161
     8,600 Watson Pharmaceuticals, Inc. + .......................        340,646
     1,500 WellPoint, Inc. + ....................................         87,435
     9,942 Zimmer Holdings, Inc. + ..............................        587,672
                                                                    ------------
                                                                      36,390,111
                                                                    ------------
INDUSTRIALS -- 7.2%
    15,001 3M Co. ...............................................      1,240,132
       800 Alexander & Baldwin, Inc. ............................         27,384
    23,900 AMR Corp. + ..........................................        184,747
    16,700 BE Aerospace, Inc. + .................................        392,450
     8,449 Boeing Co. ...........................................        457,344
     2,308 Brink's Co. (The) ....................................         56,177


  SHARES                                                               VALUE
  ------                                                               -----
INDUSTRIALS -- 7.2% (CONTINUED)
    13,200 Caterpillar, Inc. ....................................   $    752,268
    43,100 Continental Airlines, Inc., Class B + ................        772,352
     4,700 Crane Co. ............................................        143,914
     7,930 CSX Corp. ............................................        384,526
    10,750 Danaher Corp. ........................................        808,400
     5,745 Deere & Co. ..........................................        310,747
    18,000 Expeditors International of Washington, Inc. .........        625,140
    11,100 Fastenal Co. .........................................        462,204
     6,200 FedEx Corp. ..........................................        517,390
       200 First Solar, Inc. + ..................................         27,080
     1,225 Flowserve Corp. ......................................        115,799
     9,300 Fluor Corp. ..........................................        418,872
     7,350 General Dynamics Corp. ...............................        501,050
    34,000 General Electric Co. .................................        514,420
     4,005 Graco, Inc. ..........................................        114,423
     3,855 Honeywell International, Inc. ........................        151,116
     3,139 Hubbell, Inc., Class B ...............................        148,475
    10,464 Illinois Tool Works, Inc. ............................        502,167
    12,565 Ingersoll-Rand PLC ...................................        449,073
     3,181 ITT Corp. ............................................        158,223
     7,000 Jacobs Engineering Group, Inc. + .....................        263,270
     6,058 L-3 Communications Holdings, Inc. ....................        526,743
    16,100 Navistar International Corp. + .......................        622,265
     3,300 PACCAR, Inc. .........................................        119,691
     2,380 Parker Hannifin Corp. ................................        128,235
     3,500 Pentair, Inc. ........................................        113,050
     6,300 Robert Half International, Inc. ......................        168,399
     4,100 Rockwell Automation, Inc. ............................        192,618
     2,200 Ryder System, Inc. ...................................         90,574
    13,935 Terex Corp. + ........................................        276,052
    22,000 Union Pacific Corp. ..................................      1,405,800
    11,129 United Technologies Corp. ............................        772,464
                                                                    ------------
                                                                      14,915,034
                                                                    ------------
INFORMATION TECHNOLOGY -- 35.7%
   152,500 Activision Blizzard, Inc. + ..........................      1,694,275
    30,063 Adobe Systems, Inc. + ................................      1,105,717
     3,799 Altera Corp. .........................................         85,971
    14,780 Amphenol Corp., Class A ..............................        682,540
     5,610 ANSYS, Inc. + ........................................        243,811
       263 AOL, Inc. + ..........................................          6,122
    40,617 Apple, Inc. + ........................................      8,564,501
     9,700 Autodesk, Inc. + .....................................        246,477
     3,679 BMC Software, Inc. + .................................        147,528
    13,417 Broadcom Corp., Class A + ............................        421,965
     9,800 Broadridge Financial Solutions, Inc. .................        221,088
    24,900 Cadence Design Systems, Inc. + .......................        149,151
   114,941 Cisco Systems, Inc. + ................................      2,751,688
    77,000 Cognizant Technology Solutions Corp.,
           Class A + ............................................      3,488,100
     8,300 Compuware Corp. + ....................................         60,009
    11,500 Convergys Corp. + ....................................        123,625
    30,400 Corning, Inc. ........................................        587,024
    21,240 Cree, Inc. + .........................................      1,197,299
     8,600 Cypress Semiconductor Corp. + ........................         90,816
    54,825 Dell, Inc. + .........................................        787,287
     8,977 Dolby Laboratories, Inc., Class A + ..................        428,472
     1,600 DST Systems, Inc. + ..................................         69,680
    16,600 eBay, Inc. + .........................................        390,764
       100 EchoStar Corp., Class A + ............................          2,014
    12,204 Electronic Arts, Inc. + ..............................        216,621
    47,145 EMC Corp. + ..........................................        823,623
    28,200 F5 Networks, Inc. + ..................................      1,494,036
    10,661 FLIR Systems, Inc. + .................................        348,828
     1,373 Genpact, Ltd. + ......................................         20,458

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                 December 31, 2009
Schedule of Investments


  SHARES                                                               VALUE
  ------                                                               -----
INFORMATION TECHNOLOGY -- 35.7% (CONTINUED)
     9,567 Google, Inc., Class A + ..............................   $  5,931,349
    51,332 Hewlett-Packard Co. ..................................      2,644,111
     9,300 IAC/InterActive Corp. + ..............................        190,464
   156,990 Intel Corp. ..........................................      3,202,596
    44,043 International Business Machines Corp. ................      5,765,229
    13,400 Intersil Corp., Class A ..............................        205,556
    62,300 Juniper Networks, Inc. + .............................      1,661,541
     3,794 Lexmark International, Inc., Class A + ...............         98,568
     6,400 Marvell Technology Group, Ltd. + .....................        132,800
     9,900 Mastercard, Inc., Class A ............................      2,534,202
     8,300 McAfee, Inc. + .......................................        336,731
     4,766 MEMC Electronic Materials, Inc. + ....................         64,913
   320,839 Microsoft Corp. ......................................      9,782,381
    29,500 NCR Corp. + ..........................................        328,335
    28,830 NetApp, Inc. + .......................................        991,464
    35,488 Novell, Inc. + .......................................        147,275
   140,282 Oracle Corp. .........................................      3,442,520
     2,600 Paychex, Inc. ........................................         79,664
   112,179 QUALCOMM, Inc. .......................................      5,189,400
    14,200 SAIC, Inc. + .........................................        268,948
     2,119 Salesforce.com, Inc. + ...............................        156,319
    23,400 Seagate Technology ...................................        425,646
     9,900 Symantec Corp. + .....................................        177,111
       196 Synopsys, Inc. + .....................................          4,367
     8,400 Tech Data Corp. + ....................................        391,944
    18,301 Texas Instruments, Inc. ..............................        476,924
     7,119 Trimble Navigation, Ltd. + ...........................        179,399
     3,500 Varian Semiconductor Equipment
           Associates, Inc. + ...................................        125,580
    10,550 VeriSign, Inc. + .....................................        255,732
    15,310 Visa, Inc., Class A ..................................      1,339,012
    22,400 Vishay Intertechnology, Inc. + .......................        187,040
     4,595 VMware, Inc., Class A + ..............................        194,736
     3,900 Yahoo!, Inc. + .......................................         65,442
     1,561 Zebra Technologies Corp., Class A + ..................         44,270
                                                                    ------------
                                                                      73,471,059
                                                                    ------------
MATERIALS -- 5.2%
     2,300 Air Products & Chemicals, Inc. .......................        186,438
     1,000 Airgas, Inc. .........................................         47,600
     7,000 AK Steel Holding Corp. ...............................        149,450
    19,230 Alcoa, Inc. ..........................................        309,988
     8,600 Barrick Gold Corp. ...................................        338,668
     3,500 Cabot Corp. ..........................................         91,805
     6,834 Celanese Corp., Ser A ................................        219,371
    16,390 Cliffs Natural Resources, Inc. .......................        755,415
    28,296 Commercial Metals Co. ................................        442,832
     4,300 Compass Minerals International, Inc. .................        288,917
     6,900 Cytec Industries, Inc. ...............................        251,298
     3,620 Dow Chemical Co. (The) ...............................        100,021
    21,755 Freeport-McMoRan Copper & Gold, Inc. .................      1,746,709
     5,000 Huntsman Corp. .......................................         56,450
    19,531 Monsanto Co. .........................................      1,596,659
     4,370 Mosaic Co. (The) .....................................        261,020
     1,300 Nalco Holding Co. ....................................         33,163
     1,709 Newmont Mining Corp. .................................         80,853
     3,600 Packaging Corp of America ............................         82,836
    12,400 Potash Corp of Saskatchewan, Inc. ....................      1,345,400
    16,200 Praxair, Inc. ........................................      1,301,022
     5,310 Rockwood Holdings, Inc. + ............................        125,104
     2,300 Royal Gold, Inc. .....................................        108,330
     8,500 RPM International, Inc. ..............................        172,805
        84 Sigma-Aldrich Corp. ..................................          4,244
     5,500 Southern Copper Corp. ................................        181,005
     3,700 Temple-Inland, Inc. ..................................         78,107
     5,400 United States Steel Corp. ............................        297,648


  SHARES                                                               VALUE
  ------                                                               -----
MATERIALS -- 5.2% (CONTINUED)
       600 Weyerhaeuser Co. .....................................   $     25,884
                                                                    ------------
                                                                      10,679,042
                                                                    ------------
TELECOMMUNICATION SERVICES -- 0.6%
     5,800 American Tower Corp., Class A + ......................        250,618
    18,700 AT&T, Inc. ...........................................        524,161
    32,300 Frontier Communications Corp. ........................        252,263
     9,270 NII Holdings, Inc. + .................................        311,286
                                                                    ------------
                                                                       1,338,328
                                                                    ------------
UTILITIES -- 0.6%
    24,000 AES Corp. (The) + ....................................        319,440
       700 Ameren Corp. .........................................         19,565
     7,200 American Water Works Co., Inc. .......................        161,352
     1,200 CMS Energy Corp. .....................................         18,792
     7,700 Public Service Enterprise Group, Inc. ................        256,025
     5,615 Questar Corp. ........................................        233,416
    45,328 RRI Energy, Inc. + ...................................        259,276
                                                                    ------------
                                                                       1,267,866
                                                                    ------------
Total Common Stock (Cost $165,938,596)                               203,032,560
                                                                    ------------
INVESTMENT COMPANY -- 0.3%
           iShares Dow Jones US Real
    14,700 Estate Index .........................................        675,024
                                                                    ------------
Total Investment Company (Cost $620,237)                                 675,024
                                                                    ------------
Total Investments -- 98.9%
(Cost $166,558,833)                                                  203,707,584
Other Assets & Liabilities, Net -- 1.1%                                2,140,011
                                                                    ------------
NET ASSETS -- 100.0%                                                $205,847,595
                                                                    ============

ADR -- American Depositary Receipt

+ Non-income producing security.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio                                  December 31, 2009
Schedule of Investments

SHARES                                                                   VALUE
------                                                                   -----
COMMON STOCK -- 99.2%
CONSUMER DISCRETIONARY -- 11.4%
     1,200 Autoliv, Inc. SDR ....................................   $     52,032
     6,500 Career Education Corp. + .............................        151,515
    20,300 CBS Corp., Class B ...................................        285,215
     3,700 Comcast Corp. Special, Class A .......................         62,382
     8,700 Corinthian Colleges, Inc. + ..........................        119,799
     2,755 Dillard's, Inc., Class A .............................         50,830
    15,600 EW Scripps Co., Class A + ............................        108,576
     8,700 Ford Motor Co. + .....................................         87,000
     2,200 Fortune Brands, Inc. .................................         95,040
    34,000 Gannett Co., Inc. ....................................        504,900
     2,300 Guess?, Inc. .........................................         97,290
     5,675 Home Depot, Inc. (The) ...............................        164,178
       602 HSN, Inc. + ..........................................         12,154
    12,550 J.C. Penney Co., Inc. ................................        333,955
     1,900 Jarden Corp. .........................................         58,729
     2,200 Kohl's Corp. + .......................................        118,646
     6,175 Magna International, Inc., Class A ...................        312,332
       625 Mattel, Inc. .........................................         12,487
     5,100 Newell Rubbermaid, Inc. ..............................         76,551
     8,500 Omnicom Group, Inc. ..................................        332,775
       172 Quiksilver, Inc. + ...................................            348
     2,525 Sherwin-Williams Co. (The) ...........................        155,666
        76 Sport Supply Group, Inc. .............................            957
        10 Steak N Shake Co. + ..................................          3,241
     3,500 Viacom, Inc., Class B + ..............................        104,055
     2,675 Whirlpool Corp. ......................................        215,766
     6,400 Wyndham Worldwide Corp. ..............................        129,088
                                                                    ------------
                                                                       3,645,507
                                                                    ------------
CONSUMER STAPLES -- 2.3%
     6,250 Avon Products, Inc. ..................................        196,875
     1,000 JM Smucker Co. (The) .................................         61,750
     9,550 Kraft Foods, Inc., Class A ...........................        259,569
     1,800 Reynolds American, Inc. ..............................         95,346
     3,350 Sara Lee Corp. .......................................         40,803
     1,500 Wal-Mart Stores, Inc. ................................         80,175
                                                                    ------------
                                                                         734,518
                                                                    ------------
ENERGY -- 15.6%
     3,100 Alpha Natural Resources, Inc. + ......................        134,478
     2,075 Apache Corp. .........................................        214,078
    11,725 BJ Services Co. ......................................        218,085
     3,825 BP PLC ADR ...........................................        221,735
     6,900 BreitBurn Energy Partners, LP(A) .....................         73,071
     3,400 Chesapeake Energy Corp. ..............................         87,992
    11,900 Chevron Corp. ........................................        916,181
    11,400 ConocoPhillips .......................................        582,198
     2,100 Devon Energy Corp. ...................................        154,350
     7,800 El Paso Corp. ........................................         76,674
    17,850 Exxon Mobil Corp. ....................................      1,217,191
     2,300 Hess Corp. ...........................................        139,150
     5,200 Newfield Exploration Co. + ...........................        250,796
     4,600 Noble Corp. ..........................................        187,220
     1,200 Occidental Petroleum Corp. ...........................         97,620
     8,100 Valero Energy Corp. ..................................        135,675
     3,800 Whiting Petroleum Corp. + ............................        271,510
     1,700 World Fuel Services Corp. ............................         45,543
                                                                    ------------
                                                                       5,023,547
                                                                    ------------
FINANCIALS -- 25.9%
     2,073 Allied World Assurance Co. Holdings,
           Ltd. .................................................         95,503
    11,700 Allstate Corp. (The) .................................        351,468
     6,700 AmeriCredit Corp. + ..................................        127,568
     5,800 Ameriprise Financial, Inc. ...........................        225,156



SHARES                                                                   VALUE
------                                                                   -----
FINANCIALS -- 25.9% (CONTINUED)
    14,700 Annaly Capital Management, Inc. ......................   $    255,045
     1,200 Arch Capital Group, Ltd. + ...........................         85,860
     9,075 Axis Capital Holdings, Ltd. ..........................        257,821
    27,875 Bank of America Corp. ................................        419,798
     2,350 Boston Properties, Inc. ..............................        157,614
    14,600 Capital One Financial Corp. ..........................        559,764
    90,250 Citigroup, Inc. ......................................        298,727
    10,325 Comerica, Inc. .......................................        305,310
    11,700 Discover Financial Services ..........................        172,107
     4,790 Endurance Specialty Holdings, Ltd. ...................        178,332
     8,714 Fidelity National Financial, Inc., Class A ...........        117,290
     1,050 Goldman Sachs Group, Inc. (The) ......................        177,282
     4,625 Hartford Financial Services Group, Inc. ..............        107,577
    25,325 JPMorgan Chase & Co. .................................      1,055,293
     8,600 KeyCorp ..............................................         47,730
     1,500 Loews Corp. ..........................................         54,525
     6,325 MetLife, Inc. ........................................        223,589
     6,675 Morgan Stanley .......................................        197,580
     2,699 Platinum Underwriters Holdings, Ltd. .................        103,345
     5,879 PNC Financial Services Group, Inc. ...................        310,352
     6,800 Prosperity Bancshares, Inc. ..........................        275,196
     3,700 Prudential Financial, Inc. ...........................        184,112
    21,100 Regions Financial Corp. ..............................        111,619
     1,400 Reinsurance Group of America, Inc.,
           Class A ..............................................         66,710
     2,204 Simon Property Group, Inc. ...........................        175,910
     3,725 State Street Corp. ...................................        162,187
    10,100 TICC Capital Corp. ...................................         61,105
     7,725 Torchmark Corp. ......................................        339,514
     4,600 Transatlantic Holdings, Inc. .........................        239,706
    22,275 UBS AG ...............................................        345,485
    13,100 Wells Fargo & Co. ....................................        353,569
     7,300 XL Capital, Ltd., Class A ............................        133,809
                                                                    ------------
                                                                       8,333,558
                                                                    ------------
HEALTH CARE -- 11.3%
     7,625 Aetna, Inc. ..........................................        241,712
     4,300 Amgen, Inc. + ........................................        243,251
    12,700 Bristol-Myers Squibb Co. .............................        320,675
     5,800 Cardinal Health, Inc. ................................        186,992
       100 CIGNA Corp. ..........................................          3,527
     5,075 Johnson & Johnson ....................................        326,881
       876 KV Pharmaceutical Co., Class A + .....................          3,215
     2,400 Life Technologies Corp. + ............................        125,352
     4,700 McKesson Corp. .......................................        293,750
     3,100 Merck & Co., Inc. ....................................        113,274
    49,000 Pfizer, Inc. .........................................        891,310
     8,300 UnitedHealth Group, Inc. .............................        252,984
     3,400 Universal Health Services, Inc., Class B .............        103,700
     4,600 WellPoint, Inc. + ....................................        268,134
     4,425 Zimmer Holdings, Inc. + ..............................        261,562
                                                                    ------------
                                                                       3,636,319
                                                                    ------------
INDUSTRIALS -- 10.4%
     6,450 Boeing Co. ...........................................        349,139
     1,500 Caterpillar, Inc. ....................................         85,485
        24 Chart Industries, Inc. + .............................            397
     4,400 Cooper Industries PLC, Class A .......................        187,616
     2,100 Cummins, Inc. ........................................         96,306
     7,900 Dollar Thrifty Automotive Group, Inc. + ..............        202,319
     2,900 Fluor Corp. ..........................................        130,616
     1,700 General Dynamics Corp. ...............................        115,889
    27,100 General Electric Co. .................................        410,023
     6,600 Hertz Global Holdings, Inc. + ........................         78,672
     4,200 Ingersoll-Rand PLC ...................................        150,108
     3,400 ITT Corp. ............................................        169,116

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio                                  December 31, 2009
Schedule of Investments


SHARES                                                                   VALUE
------                                                                   -----
INDUSTRIALS -- 10.4% (CONTINUED)
     3,625 L-3 Communications Holdings, Inc. ....................   $    315,194
        22 Layne Christensen Co. + ..............................            632
     8,350 Northrop Grumman Corp. ...............................        466,347
     2,300 Owens Corning, Inc. + ................................         58,972
        90 PRG-Schultz International, Inc. + ....................            532
     3,300 Skywest, Inc. ........................................         55,836
     3,144 Standard Register Co. (The) ..........................         16,034
     2,500 Stanley Works (The) ..................................        128,775
     7,100 Textron, Inc. ........................................        133,551
     2,500 Timken Co. ...........................................         59,275
       100 Tredegar Corp. .......................................          1,582
     1,325 Tyco International, Ltd. .............................         47,276
     1,100 United Technologies Corp. ............................         76,351
                                                                    ------------
                                                                       3,336,043
                                                                    ------------
INFORMATION TECHNOLOGY -- 11.3%
     8,100 Advanced Micro Devices, Inc. + .......................         78,408
     1,500 Akamai Technologies, Inc. + ..........................         37,995
    70,575 Alcatel-Lucent ADR ...................................        234,309
     2,000 Automatic Data Processing, Inc. ......................         85,640
    13,925 CA, Inc. .............................................        312,756
     5,400 Computer Sciences Corp. + ............................        310,662
    13,100 Dell, Inc. + .........................................        188,116
     6,800 EMC Corp. + ..........................................        118,796
       500 ePlus, Inc. + ........................................          8,255
        14 Hutchinson Technology, Inc. + ........................            144
     2,200 IAC/InterActive Corp. + ..............................         45,056
     2,624 International Business Machines Corp. ................        343,481
    37,500 Kemet Corp. + ........................................         44,625
     3,525 Lam Research Corp. + .................................        138,215
    16,300 Micron Technology, Inc. + ............................        172,128
     8,498 Microsoft Corp. ......................................        259,104
    12,000 Motorola, Inc. .......................................         93,120
     3,900 Net 1 UEPS Technologies, Inc. + ......................         75,738
     3,400 NVIDIA Corp. + .......................................         63,512
     8,900 Seagate Technology ...................................        161,891
     1,400 Sybase, Inc. + .......................................         60,760
       200 TeleTech Holdings, Inc. + ............................          4,006
    18,725 Tyco Electronics, Ltd. ...............................        459,699
       600 Vishay Intertechnology, Inc. + .......................          5,010
     6,200 Western Digital Corp. + ..............................        273,730
     7,000 Xerox Corp. ..........................................         59,220
                                                                    ------------
                                                                       3,634,376
                                                                    ------------
MATERIALS -- 4.6%
     3,600 Celanese Corp., Ser A ................................        115,560
       800 Clearwater Paper Corp. + .............................         43,976
     3,000 Cliffs Natural Resources, Inc. .......................        138,270
     4,700 Domtar Corp. + .......................................        260,427
     5,300 Dow Chemical Co. (The) ...............................        146,439
       700 Eastman Chemical Co. .................................         42,168
     2,100 Freeport-McMoRan Copper & Gold, Inc. .................        168,609
       100 Lubrizol Corp. .......................................          7,295
    10,600 MeadWestvaco Corp. ...................................        303,478
       900 Sealed Air Corp. .....................................         19,674
     3,900 Temple-Inland, Inc. ..................................         82,329
     2,150 Walter Energy, Inc. ..................................        161,916
                                                                    ------------
                                                                       1,490,141
                                                                    ------------
TELECOMMUNICATION SERVICES -- 3.4%
    29,600 AT&T, Inc. ...........................................        829,688
    30,000 Qwest Communications International,
           Inc. .................................................        126,300
     3,700 Verizon Communications, Inc. .........................        122,581
                                                                    ------------
                                                                       1,078,569
                                                                    ------------



SHARES                                                                   VALUE
------                                                                   -----
UTILITIES -- 3.0%
    11,600 AES Corp. (The) +                                        $    154,396
     4,000 American Electric Power Co., Inc. ....................        139,160
     1,000 DTE Energy Co. .......................................         43,590
     2,150 Edison International .................................         74,777
    18,800 NiSource, Inc. .......................................        289,144
     4,550 Sempra Energy ........................................        254,709
                                                                    ------------
                                                                         955,776
                                                                    ------------
Total Common Stock (Cost $27,751,112)                                 31,868,354
                                                                    ------------
Total Investments -- 99.2%
(Cost $27,751,112)                                                    31,868,354
Other Assets & Liabilities, Net -- 0.8%                                  270,046
                                                                    ------------
NET ASSETS -- 100.0%                                                $ 32,138,400
                                                                    ============


+ Non-income  producing security.
ADR American Depositary Receipt

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                 December 31, 2009
Schedule of Investments


  SHARES                                                               VALUE
  ------                                                               -----
COMMON STOCK -- 98.3%
CONSUMER DISCRETIONARY -- 18.5%
     2,405 99 Cents Only Stores + ...............................   $     31,433
       175 Aaron's, Inc. ........................................          4,853
       250 Aeropostale, Inc. + ..................................          8,513
     1,000 American Axle & Manufacturing
           Holdings, Inc. .......................................          8,020
       500 American Greetings Corp., Class A ....................         10,895
     2,590 America's Car-Mart, Inc. + ...........................         68,195
     1,000 Ameristar Casinos, Inc. ..............................         15,230
       600 AnnTaylor Stores Corp. + .............................          8,184
       700 Arbitron, Inc. .......................................         16,394
       200 ArvinMeritor, Inc. ...................................          2,236
       150 Bally Technologies, Inc. + ...........................          6,194
        75 Blue Nile, Inc. + ....................................          4,750
       700 Brown Shoe Co., Inc. .................................          6,909
       100 Brunswick Corp. ......................................          1,271
       800 Buckle, Inc. (The) ...................................         23,424
       500 Cabela's, Inc. + .....................................          7,130
       600 California Pizza Kitchen, Inc. + .....................          8,070
       400 Carmike Cinemas, Inc. + ..............................          3,024
     1,500 Cato Corp. (The), Class A ............................         30,090
       100 CEC Entertainment, Inc. + ............................          3,192
     1,500 Charming Shoppes, Inc. + .............................          9,705
       300 Cheesecake Factory, Inc. (The) + .....................          6,477
     4,305 Chico's FAS, Inc. + ..................................         60,485
     2,400 Christopher & Banks Corp. ............................         18,288
       300 Coldwater Creek, Inc. + ..............................          1,338
       300 Collective Brands, Inc. + ............................          6,831
       200 Conn's, Inc. + .......................................          1,168
     1,800 Cooper Tire & Rubber Co. .............................         36,090
       875 Corinthian Colleges, Inc. + ..........................         12,048
       800 Cracker Barrel Old Country Store, Inc. ...............         30,392
       245 Deckers Outdoor Corp. + ..............................         24,921
     2,100 Denny's Corp. + ......................................          4,599
       200 Dillard's, Inc., Class A .............................          3,690
       700 DineEquity, Inc. + ...................................         17,003
     1,043 Dress Barn, Inc. + ...................................         24,093
     5,800 Eastman Kodak Co. ....................................         24,476
       400 EW Scripps Co., Class A + ............................          2,784
       200 Exide Technologies + .................................          1,422
       200 Fred's, Inc., Class A ................................          2,040
       700 Furniture Brands International, Inc. + ...............          3,822
       100 Genesco, Inc. + ......................................          2,746
       430 Global Sources, Ltd. + ...............................          2,687
     1,200 Gymboree Corp. + .....................................         52,188
       500 hhgregg, Inc. + ......................................         11,015
       100 HOT Topic, Inc. + ....................................            636
       900 Hovnanian Enterprises, Inc., Class A + ...............          3,456
       500 J. Crew Group, Inc. + ................................         22,370
       100 Jakks Pacific, Inc. + ................................          1,212
       500 Jo-Ann Stores, Inc. + ................................         18,120
       200 Jones Apparel Group, Inc. ............................          3,212
     1,100 Journal Communications, Inc., Class A ................          4,279
       300 La-Z-Boy, Inc., Class Z ..............................          2,859
     3,000 Leapfrog Enterprises, Inc., Class A + ................         11,730
       300 Lithia Motors, Inc., Class A .........................          2,466
     1,200 Live Nation, Inc. + ..................................         10,212
     5,080 Liz Claiborne, Inc. + ................................         28,601
     2,200 LodgeNet Interactive Corp. + .........................         12,166
       125 Matthews International Corp., Class A ................          4,429
     1,700 Mediacom Communications Corp., Class A + .............          7,599
       300 Men's Wearhouse, Inc. (The) ..........................          6,318
       200 Modine Manufacturing Co. .............................          2,368


  SHARES                                                               VALUE
  ------                                                               -----
CONSUMER DISCRETIONARY -- 18.5% (CONTINUED)
       100 Morgans Hotel Group Co. + ............................   $        453
     1,200 NutriSystem, Inc. ....................................         37,404
       900 OfficeMax, Inc. + ....................................         11,421
       163 Overstock.com, Inc. + ................................          2,210
       400 Oxford Industries, Inc. ..............................          8,272
     5,895 Pacific Sunwear of California + ......................         23,462
       450 Panera Bread Co., Class A + ..........................         30,136
       411 Peet's Coffee & Tea, Inc. + ..........................         13,699
       200 PetMed Express, Inc. .................................          3,526
       620 PF Chang's China Bistro, Inc. + ......................         23,504
       300 Pinnacle Entertainment, Inc. + .......................          2,694
       325 Pre-Paid Legal Services, Inc. + ......................         13,351
     2,200 RCN Corp. + ..........................................         23,870
       300 Red Robin Gourmet Burgers, Inc. + ....................          5,370
     1,700 Ruth's Hospitality Group, Inc. + .....................          3,563
       600 Sinclair Broadcast Group, Inc., Class A ..............          2,418
     4,800 Smith & Wesson Holding Corp. + .......................         19,632
     1,000 Sonic Automotive, Inc., Class A ......................         10,390
       825 Sotheby's ............................................         18,546
     1,150 Spartan Motors, Inc. .................................          6,475
       600 Stage Stores, Inc. ...................................          7,416
     3,200 Standard Pacific Corp. + .............................         11,968
     1,368 Steven Madden, Ltd. + ................................         56,416
       161 Strayer Education, Inc. ..............................         34,211
       500 Superior Industries International, Inc. ..............          7,650
       400 Systemax, Inc. .......................................          6,284
       400 Talbots, Inc. ........................................          3,564
       800 Tenneco, Inc. + ......................................         14,184
        50 Texas Roadhouse, Inc., Class A + .....................            561
       700 Ticketmaster Entertainment, Inc. + ...................          8,554
       400 Tupperware Brands Corp. ..............................         18,628
       175 Universal Electronics, Inc. + ........................          4,064
       600 Valassis Communications, Inc. + ......................         10,956
       127 Warnaco Group, Inc. (The) + ..........................          5,358
       900 Wendy's/Arby's Group, Inc., Class A ..................          4,221
     2,100 Youbet.com, Inc. + ...................................          6,027
                                                                    ------------
                                                                       1,230,806
                                                                    ------------
CONSUMER STAPLES -- 4.7%
     2,300 Alliance One International, Inc. + ...................         11,224
       900 American Oriental Bioengineering, Inc. + .............          4,185
       300 Andersons, Inc. (The) ................................          7,746
       200 Casey's General Stores, Inc. .........................          6,384
       175 Chattem, Inc. + ......................................         16,328
     1,400 Chiquita Brands International, Inc. + ................         25,256
       500 Darling International, Inc. + ........................          4,190
       800 Flowers Foods, Inc. ..................................         19,008
       800 Great Atlantic & Pacific Tea Co. + ...................          9,432
       112 Green Mountain Coffee Roasters, Inc. + ...............          9,125
       100 Imperial Sugar Co. ...................................          1,744
     1,300 Pantry, Inc. (The) + .................................         17,667
       500 Prestige Brands Holdings, Inc. + .....................          3,930
       300 Pricesmart, Inc. .....................................          6,132
       200 Revlon, Inc., Class A + ..............................          3,402
       100 Ruddick Corp. ........................................          2,573
     1,100 Sanderson Farms, Inc. ................................         46,376
     1,825 TreeHouse Foods, Inc. + ..............................         70,919
       300 United Natural Foods, Inc. + .........................          8,022
       550 USANA Health Sciences, Inc. + ........................         17,545
     1,300 Vector Group, Ltd. ...................................         18,200
       500 Winn-Dixie Stores, Inc. + ............................          5,020
                                                                    ------------
                                                                         314,408
                                                                    ------------
ENERGY -- 4.8%
       500 Arena Resources, Inc. + ..............................         21,560
       100 Atlas Energy, Inc. ...................................          3,017

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                 December 31, 2009
Schedule of Investments


  SHARES                                                               VALUE
  ------                                                               -----
ENERGY -- 4.8% (CONTINUED)
       200 BPZ Resources, Inc. + ................................   $      1,900
       100 Contango Oil & Gas Co. + .............................          4,701
     1,197 EXCO Resources, Inc. .................................         25,413
       800 General Maritime Corp. ...............................          5,592
       500 Gulfport Energy Corp. + ..............................          5,725
       175 Matrix Service Co. + .................................          1,864
       400 McMoRan Exploration Co. + ............................          3,208
       619 Oceaneering International, Inc. + ....................         36,224
     5,292 Petroquest Energy, Inc. + ............................         32,440
     3,469 Rosetta Resources, Inc. + ............................         69,137
       700 Ship Finance International, Ltd. .....................          9,541
     2,040 Superior Energy Services, Inc. + .....................         49,551
     1,100 USEC, Inc. + .........................................          4,235
       200 Willbros Group, Inc. + ...............................          3,374
     1,600 World Fuel Services Corp. ............................         42,864
                                                                    ------------
                                                                         320,346
                                                                    ------------
FINANCIALS -- 4.5%
       400 Apollo Investments + .................................          3,812
       955 BOK Financial Corp. ..................................         45,382
     1,600 E*Trade Financial Corp. + ............................          2,800
       300 Equity One, Inc. .....................................          4,851
       800 First BanCorp ........................................          1,840
       970 Iberiabank Corp. .....................................         52,196
       100 Kohlberg Capital Corp. ...............................            456
       500 LTC Properties, Inc. .................................         13,375
       100 Mid-America Apartment Communities, Inc. ..............          4,828
       125 optionsXpress Holdings, Inc. .........................          1,931
     2,000 Pacific Capital Bancorp NA ...........................          1,920
        75 Penson Worldwide, Inc. + .............................            679
       200 PHH Corp. + ..........................................          3,222
       500 Phoenix Cos., Inc. (The) .............................          1,390
     2,780 Pinnacle Financial Partners, Inc. + ..................         39,531
       350 Prospect Capital Corp. ...............................          4,134
       400 Redwood Trust, Inc. ..................................          5,784
     1,100 Signature Bank + .....................................         35,090
        75 SWS Group, Inc. ......................................            908
     3,083 Texas Capital Bancshares, Inc. + .....................         43,039
       300 Tower Group, Inc. ....................................          7,023
     2,419 Trustco Bank Corp. ...................................         15,240
       150 Westamerica Bancorporation ...........................          8,305
                                                                    ------------
                                                                         297,736
                                                                    ------------
HEALTH CARE -- 20.9%
       525 Abaxis, Inc. + .......................................         13,414
     1,550 Affymetrix, Inc. + ...................................          9,052
       200 Air Methods Corp. + ..................................          6,724
       475 Albany Molecular Research, Inc. + ....................          4,313
       850 Alexion Pharmaceuticals, Inc. + ......................         41,497
       100 Alnylam Pharmaceuticals, Inc. + ......................          1,762
     2,174 Amedisys, Inc. + .....................................        105,569
       700 American Medical Systems Holdings, Inc. + ............         13,503
     1,500 AMERIGROUP Corp. + ...................................         40,440
       200 AMN Healthcare Services, Inc. + ......................          1,812
       200 Angiodynamics, Inc. + ................................          3,216
     1,700 Arqule, Inc. + .......................................          6,273
       750 athenahealth, Inc. + .................................         33,930
       500 Bio-Reference Labs, Inc. + ...........................         19,595
     1,300 BioScrip, Inc. + .....................................         10,868
       480 Bruker Corp. + .......................................          5,789
       125 Centene Corp. + ......................................          2,646
       625 Chemed Corp. .........................................         29,981
       840 Computer Programs & Systems, Inc. ....................         38,682
       375 Corvel Corp. + .......................................         12,578


  SHARES                                                               VALUE
  ------                                                               -----
HEALTH CARE -- 20.9% (CONTINUED)
       100 Cross Country Healthcare, Inc. + .....................   $        991
     1,475 Cubist Pharmaceuticals, Inc. + .......................         27,981
     1,576 Cyberonics, Inc. + ...................................         32,213
       825 Cypress Bioscience, Inc. + ...........................          4,752
       300 Cytokinetics, Inc. + .................................            873
       250 Dionex Corp. + .......................................         18,467
       150 Enzo Biochem, Inc. + .................................            807
       376 eResearchTechnology, Inc. + ..........................          2,260
       650 Genoptix, Inc. + .....................................         23,095
       250 Haemonetics Corp. + ..................................         13,788
     6,990 Health Management Associates, Inc.,
           Class A + ............................................         50,817
       500 Healthsouth Corp. + ..................................          9,385
     1,825 HMS Holdings Corp. + .................................         88,859
       700 Human Genome Sciences, Inc. + ........................         21,420
     1,275 ICON PLC ADR + .......................................         27,706
       150 ICU Medical, Inc. + ..................................          5,466
     1,950 Immucor, Inc. + ......................................         39,468
     1,400 Impax Laboratories, Inc. + ...........................         19,026
       500 inVentiv Health, Inc. + ..............................          8,085
       129 Isis Pharmaceuticals, Inc. + .........................          1,432
       775 Kendle International, Inc. + .........................         14,190
       125 Landauer, Inc. .......................................          7,675
       550 LHC Group, Inc. + ....................................         18,486
     2,100 Ligand Pharmaceuticals, Inc., Class B + ..............          4,557
     1,225 Martek Biosciences Corp. + ...........................         23,202
       100 Matrixx Initiatives, Inc. + ..........................            422
       300 Maxygen, Inc. + ......................................          1,827
     1,120 MedAssets, Inc. + ....................................         23,755
       600 Medicines Co. (The) + ................................          5,004
     1,300 Medicis Pharmaceutical Corp., Class A ................         35,165
     1,650 Meridian Bioscience, Inc. ............................         35,557
       875 Merit Medical Systems, Inc. + ........................         16,879
       215 Molina Healthcare, Inc. + ............................          4,917
       600 Myriad Genetics, Inc. + ..............................         15,660
     1,200 Nighthawk Radiology Holdings, Inc. + .................          5,436
       665 NuVasive, Inc. + .....................................         21,267
     1,000 Obagi Medical Products, Inc. + .......................         12,000
        50 Odyssey HealthCare, Inc. + ...........................            779
       551 Omnicell, Inc. + .....................................          6,441
       550 Onyx Pharmaceuticals, Inc. + .........................         16,137
       450 Par Pharmaceutical Cos., Inc. + ......................         12,177
       300 Parexel International Corp. + ........................          4,230
     9,500 PDL BioPharma, Inc. ..................................         65,170
       501 Perrigo Co. ..........................................         19,960
       400 Providence Service Corp. (The) + .....................          6,320
       530 Quality Systems, Inc. ................................         33,279
     1,125 Questcor Pharmaceuticals, Inc. + .....................          5,344
       650 Quidel Corp. + .......................................          8,957
       825 Regeneron Pharmaceuticals, Inc. + ....................         19,948
       400 Rigel Pharmaceuticals, Inc. + ........................          3,804
       100 RTI Biologics, Inc. + ................................            384
       150 SonoSite, Inc. + .....................................          3,544
       525 STERIS Corp. .........................................         14,684
     1,351 SXC Health Solutions Corp. + .........................         72,886
        75 Symmetry Medical, Inc. + .............................            605
       700 Universal American Corp. + ...........................          8,190
       400 Varian, Inc. + .......................................         20,616
       200 Viropharma, Inc. + ...................................          1,678
        75 West Pharmaceutical Services, Inc. ...................          2,940
       475 Zoll Medical Corp. + .................................         12,692
                                                                    ------------
                                                                       1,385,299
                                                                    ------------
INDUSTRIALS -- 9.7%
       700 ACCO Brands Corp. +                                             5,096

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                 December 31, 2009
Schedule of Investments


  SHARES                                                               VALUE
  ------                                                               -----
INDUSTRIALS -- 9.7% (CONTINUED)
       675 Administaff, Inc. ....................................   $     15,923
       300 Advisory Board Co. (The) + ...........................          9,198
     2,400 Air Transport Services Group, Inc. + .................          6,336
     2,700 AirTran Holdings, Inc. + .............................         14,094
       700 Alaska Air Group, Inc. + .............................         24,192
       300 American Ecology Corp. ...............................          5,112
       200 American Science & Engineering, Inc. .................         15,168
       200 Apogee Enterprises, Inc. .............................          2,800
     1,300 Avis Budget Group, Inc. + ............................         17,056
     2,342 BE Aerospace, Inc. + .................................         55,037
       425 Brady Corp., Class A .................................         12,754
       614 Briggs & Stratton Corp. ..............................         11,488
     1,370 Bucyrus International, Inc., Class A .................         77,227
       100 CDI Corp. ............................................          1,295
     2,500 Cenveo, Inc. + .......................................         21,875
       175 Columbus McKinnon Corp. + ............................          2,391
        50 Comfort Systems USA, Inc. ............................            617
       595 Copart, Inc. + .......................................         21,795
        50 Cubic Corp. ..........................................          1,865
       900 Deluxe Corp. .........................................         13,311
     2,115 EnerSys + ............................................         46,255
       157 Equifax, Inc. ........................................          4,850
       125 Genco Shipping & Trading, Ltd. .......................          2,797
     2,510 Geo Group, Inc. (The) + ..............................         54,919
       489 Kaman Corp. ..........................................         11,291
       175 Knight Transportation, Inc. ..........................          3,376
     1,050 Mine Safety Appliances Co. ...........................         27,857
     1,100 NCI Building Systems, Inc. + .........................          1,991
       175 Nordson Corp. ........................................         10,706
     1,341 Rollins, Inc. ........................................         25,854
       900 Standard Register Co. (The) ..........................          4,590
       250 Teledyne Technologies, Inc. + ........................          9,590
        43 Tetra Tech, Inc. + ...................................          1,168
       326 Titan International, Inc. ............................          2,644
       875 Tredegar Corp. .......................................         13,843
       580 TrueBlue, Inc. + .....................................          8,590
     2,100 UAL Corp. + ..........................................         27,111
       300 Volt Information Sciences, Inc. + ....................          3,000
       880 Wabtec Corp. .........................................         35,939
       600 Werner Enterprises, Inc. .............................         11,874
                                                                    ------------
                                                                         642,875
                                                                    ------------
INFORMATION TECHNOLOGY -- 28.6%
       300 3Com Corp. + .........................................          2,250
        50 ACI Worldwide, Inc. + ................................            858
       725 Actuate Corp. + ......................................          3,103
       100 ADC Telecommunications, Inc. + .......................            621
       304 Advanced Analogic Technologies, Inc. + ...............          1,198
     1,300 Amkor Technology, Inc. + .............................          9,308
       200 Anixter International, Inc. + ........................          9,420
       175 ANSYS, Inc. + ........................................          7,605
     4,868 Ariba, Inc. + ........................................         60,947
     2,294 Art Technology Group, Inc. + .........................         10,346
     3,300 Aruba Networks, Inc. + ...............................         35,178
       900 AsiaInfo Holdings, Inc. + ............................         27,423
     1,595 Atheros Communications, Inc. + .......................         54,613
       600 ATMI, Inc. + .........................................         11,172
       650 Blue Coat Systems, Inc. + ............................         18,551
     6,000 Brightpoint, Inc. + ..................................         44,100
       320 Cabot Microelectronics Corp. + .......................         10,547
       675 CACI International, Inc., Class A + ..................         32,974
     2,205 Ceva, Inc. + .........................................         28,356
     3,500 Ciber, Inc. + ........................................         12,075
       350 Cirrus Logic, Inc. + .................................          2,387
       350 Cognex Corp. .........................................          6,202


  SHARES                                                               VALUE
  ------                                                               -----
INFORMATION TECHNOLOGY -- 28.6% (CONTINUED)
       850 Cogo Group, Inc. + ...................................   $      6,265
       200 CommVault Systems, Inc. + ............................          4,738
       556 CSG Systems International, Inc. + ....................         10,614
       453 CTS Corp. ............................................          4,358
     1,482 Cybersource Corp. + ..................................         29,803
       625 Cymer, Inc. + ........................................         23,988
     1,175 Daktronics, Inc. .....................................         10,822
       815 Digital River, Inc. + ................................         21,997
       100 Double-Take Software, Inc. + .........................            999
     2,425 Earthlink, Inc. ......................................         20,152
       375 Emulex Corp. + .......................................          4,087
       300 Euronet Worldwide, Inc. + ............................          6,585
       163 Factset Research Systems, Inc. .......................         10,737
        50 FARO Technologies, Inc. + ............................          1,072
       300 FEI Co. + ............................................          7,008
     1,301 FLIR Systems, Inc. + .................................         42,569
        50 GSI Commerce, Inc. + .................................          1,270
       100 Harmonic, Inc. + .....................................            633
     5,079 Heartland Payment Systems, Inc. ......................         66,687
       175 Hittite Microwave Corp. + ............................          7,131
     3,300 Imation Corp. ........................................         28,776
     1,200 Infinera Corp. + .....................................         10,644
     1,710 Informatica Corp. + ..................................         44,221
       700 Insight Enterprises, Inc. + ..........................          7,994
       272 InterDigital, Inc. + .................................          7,219
     1,200 Intermec, Inc. + .....................................         15,432
     3,105 Intersil Corp., Class A ..............................         47,631
     8,500 Ipass, Inc. ..........................................          8,840
       125 IPG Photonics Corp. + ................................          2,092
     2,820 Ixia + ...............................................         20,981
       775 j2 Global Communications, Inc. + .....................         15,771
       100 Jack Henry & Associates, Inc. ........................          2,312
       600 Kenexa Corp. + .......................................          7,830
        50 Knot, Inc. (The) + ...................................            503
     1,500 Kopin Corp. + ........................................          6,270
     2,000 L-1 Identity Solutions, Inc. + .......................         14,980
       400 Lionbridge Technologies, Inc. + ......................            920
       100 Littelfuse, Inc. + ...................................          3,215
     2,800 LivePerson, Inc. + ...................................         19,516
       550 LoopNet, Inc. + ......................................          5,467
       650 Manhattan Associates, Inc. + .........................         15,620
       300 Mantech International Corp., Class A + ...............         14,484
     2,400 Marchex, Inc., Class B ...............................         12,192
     1,600 Methode Electronics, Inc. ............................         13,888
       900 Micrel, Inc. .........................................          7,380
     1,900 Microsemi Corp. + ....................................         33,725
       575 MicroStrategy, Inc., Class A + .......................         54,061
     4,200 MIPS Technologies, Inc., Class A + ...................         18,354
       800 ModusLink Global Solutions, Inc. + ...................          7,528
     5,700 MoneyGram International, Inc. + ......................         16,416
       650 Monolithic Power Systems, Inc. + .....................         15,580
       238 Multi-Fineline Electronix, Inc. + ....................          6,752
       428 Netgear, Inc. + ......................................          9,283
     1,035 Netlogic Microsystems, Inc. + ........................         47,879
        50 Netscout Systems, Inc. + .............................            732
       400 Newport Corp. + ......................................          3,676
     1,600 Photronics, Inc. + ...................................          7,120
       100 Plantronics, Inc. ....................................          2,598
       175 Plexus Corp. + .......................................          4,987
       385 Progress Software Corp. + ............................         11,246
     2,365 QLogic Corp. + .......................................         44,627
     3,800 Quantum Corp. + ......................................         11,134
     1,300 Quest Software, Inc. + ...............................         23,920
     1,343 Rackspace Hosting, Inc. + ............................         28,002
       300 Radisys Corp. + ......................................          2,865

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                 December 31, 2009
Schedule of Investments


  SHARES                                                               VALUE
  ------                                                               -----
INFORMATION TECHNOLOGY -- 28.6% (CONTINUED)
     1,100 RealNetworks, Inc. + .................................   $      4,081
     1,700 RF Micro Devices, Inc. + .............................          8,109
       805 RightNow Technologies, Inc. + ........................         13,983
        50 Riverbed Technology, Inc. + ..........................          1,149
       100 Rofin-Sinar Technologies, Inc. + .....................          2,361
       350 Rogers Corp. + .......................................         10,609
     2,285 Rovi Corp. + .........................................         72,823
       400 Scansource, Inc. + ...................................         10,680
       300 Sigma Designs, Inc. + ................................          3,210
     5,708 Skyworks Solutions, Inc. + ...........................         80,997
       225 Standard Microsystems Corp. + ........................          4,675
       325 Sybase, Inc. + .......................................         14,105
       300 Symyx Technologies, Inc. + ...........................          1,650
       746 Synaptics, Inc. + ....................................         22,865
       200 Synchronoss Technologies, Inc. + .....................          3,162
       225 Syntel, Inc. .........................................          8,557
       700 Take-Two Interactive Software, Inc. + ................          7,035
     2,489 Taleo Corp., Class A + ...............................         58,541
     1,000 Technitrol, Inc. .....................................          4,380
     1,625 TeleTech Holdings, Inc. + ............................         32,548
       650 Tessera Technologies, Inc. + .........................         15,125
     1,800 THQ, Inc. + ..........................................          9,072
       200 TIBCO Software, Inc. + ...............................          1,926
       650 Tyler Technologies, Inc. + ...........................         12,941
       350 Unisys Corp. + .......................................         13,496
     3,250 United Online, Inc. ..................................         23,367
     1,400 Utstarcom, Inc. + ....................................          3,066
     1,600 ValueClick, Inc. + ...................................         16,192
       310 VASCO Data Security International, Inc. + ............          1,944
     1,300 VeriFone Holdings, Inc. + ............................         21,294
     1,795 Vocus, Inc. + ........................................         32,310
       747 Volterra Semiconductor Corp. + .......................         14,283
       400 Web.com Group, Inc. + ................................          2,612
     1,200 Zoran Corp. + ........................................         13,260
                                                                    ------------
                                                                       1,901,820
                                                                    ------------
MATERIALS -- 5.4%
     1,985 AK Steel Holding Corp. ...............................         42,380
       200 AM Castle & Co. ......................................          2,738
       325 Arch Chemicals, Inc. .................................         10,036
       100 Balchem Corp. ........................................          3,351
       300 Calgon Carbon Corp. + ................................          4,170
       100 Clearwater Paper Corp. + .............................          5,497
       350 Compass Minerals International, Inc. .................         23,516
       200 Domtar Corp. + .......................................         11,082
       200 Ferro Corp. ..........................................          1,648
       100 General Steel Holdings, Inc. + .......................            441
       650 HB Fuller Co. ........................................         14,788
       800 Headwaters, Inc. + ...................................          5,216
       300 Koppers Holdings, Inc. ...............................          9,132
     1,100 Myers Industries, Inc. ...............................         10,010
       300 NewMarket Corp. ......................................         34,431
     2,000 Omnova Solutions, Inc. + .............................         12,260
     2,700 PolyOne Corp. + ......................................         20,169
       100 Rock-Tenn Co., Class A ...............................          5,041
       300 Schulman A, Inc. .....................................          6,054
       690 Schweitzer-Mauduit International, Inc. ...............         48,541
       400 Sensient Technologies Corp. ..........................         10,520
     1,400 Spartech Corp. .......................................         14,364
     2,600 WR Grace & Co. + .....................................         65,910
                                                                    ------------
                                                                         361,295
                                                                    ------------
TELECOMMUNICATION SERVICES -- 0.8%
     3,851 Cincinnati Bell, Inc. + ..............................         13,286
     2,100 Global Crossing, Ltd. + ..............................         29,925


  SHARES                                                               VALUE
  ------                                                               -----
TELECOMMUNICATION SERVICES -- 0.8% (CONTINUED)
       100 Neutral Tandem, Inc. + ...............................   $      2,275
     1,300 PAETEC Holding Corp. + ...............................          5,395
       300 USA Mobility, Inc. ...................................          3,303
                                                                    ------------
                                                                          54,184
                                                                    ------------
UTILITIES -- 0.4%
       550 Allete, Inc. .........................................         17,974
       163 Black Hills Corp. ....................................          4,341
        18 ITC Holdings Corp. ...................................            937
       100 South Jersey Industries, Inc. ........................          3,818
                                                                    ------------
                                                                          27,070
                                                                    ------------
Total Common Stock (Cost $5,339,264)                                   6,535,839
                                                                    ------------
Total Investments -- 98.3%
(Cost $5,339,264)                                                      6,535,839
Other Assets & Liabilities, Net -- 1.7%                                  111,825
                                                                    ------------
NET ASSETS -- 100.0%                                                $  6,647,664
                                                                    ============


+ Non-income producing security.
ADR -- American Depositary Receipt

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                  December 31, 2009
Schedule of Investments


  SHARES                                                               VALUE
  ------                                                               -----
COMMON STOCK -- 98.6%
CONSUMER DISCRETIONARY -- 13.4%
     1,300 American Axle & Manufacturing
           Holdings, Inc. .......................................   $     10,426
       900 American Greetings Corp., Class A ....................         19,611
     2,500 ArvinMeritor, Inc. ...................................         27,950
     2,300 Beazer Homes USA, Inc. + .............................         11,132
     2,400 Belo Corp., Class A ..................................         13,056
       100 Blyth, Inc. ..........................................          3,372
     2,650 Bob Evans Farms, Inc. ................................         76,717
       400 Brown Shoe Co., Inc. .................................          3,948
       600 Brunswick Corp. ......................................          7,626
       200 Buckle, Inc. (The) ...................................          5,856
     1,500 Build-A-Bear Workshop, Inc., Class A + ...............          7,335
       700 Cabela's, Inc. + .....................................          9,982
     5,000 Cato Corp. (The), Class A ............................        100,300
       400 Charming Shoppes, Inc. + .............................          2,588
       300 Children's Place Retail Stores, Inc. (The) + .........          9,903
       600 Christopher & Banks Corp. ............................          4,572
       300 Collective Brands, Inc. + ............................          6,831
       800 Cooper Tire & Rubber Co. .............................         16,040
       100 Cracker Barrel Old Country Store, Inc. ...............          3,799
       700 Dana Holding Corp. + .................................          7,588
     4,300 Dillard's, Inc., Class A .............................         79,335
       700 DineEquity, Inc. + ...................................         17,003
       900 Domino's Pizza, Inc. + ...............................          7,542
     2,775 Dress Barn, Inc. + ...................................         64,102
     9,300 Eastman Kodak Co. ....................................         39,246
     2,400 EW Scripps Co., Class A + ............................         16,704
       500 Finish Line, Inc. (The), Class A .....................          6,275
       800 Fred's, Inc., Class A ................................          8,160
     1,200 Furniture Brands International, Inc. + ...............          6,552
       700 Genesco, Inc. + ......................................         19,222
     8,000 Golfsmith International Holdings, Inc. + .............         18,000
       600 Great Wolf Resorts, Inc. + ...........................          1,422
       300 Group 1 Automotive, Inc. .............................          8,505
     2,450 Hooker Furniture Corp. ...............................         30,307
     2,400 HOT Topic, Inc. + ....................................         15,264
       250 Interactive Data Corp. ...............................          6,325
     1,800 Jackson Hewitt Tax Service, Inc. .....................          7,920
       200 Jakks Pacific, Inc. + ................................          2,424
     1,600 Jo-Ann Stores, Inc. + ................................         57,984
     1,200 Jones Apparel Group, Inc. ............................         19,272
     3,800 Leapfrog Enterprises, Inc., Class A + ................         14,858
     4,100 LIN TV Corp., Class A + ..............................         18,286
     4,932 Live Nation, Inc. + ..................................         41,971
       400 Maidenform Brands, Inc. + ............................          6,676
     1,400 Mediacom Communications Corp., Class A + .............          6,258
     1,200 Men's Wearhouse, Inc. (The) ..........................         25,272
       300 Modine Manufacturing Co. .............................          3,552
       200 Morningstar, Inc. + ..................................          9,668
     1,400 New York & Co., Inc. + ...............................          6,006
       500 NutriSystem, Inc. ....................................         15,585
       200 O'Charleys, Inc. + ...................................          1,310
     4,200 Orbitz Worldwide, Inc. + .............................         30,828
       700 PetMed Express, Inc. .................................         12,341
       800 Pinnacle Entertainment, Inc. + .......................          7,184
     3,100 Quiksilver, Inc. + ...................................          6,262
       600 Regis Corp. ..........................................          9,342
       900 Rent-A-Center, Inc., Class A + .......................         15,948
     1,400 Sealy Corp. + ........................................          4,424
    10,800 Sinclair Broadcast Group, Inc., Class A ..............         43,524
       300 Sotheby's ............................................          6,744
     2,300 Spartan Motors, Inc. .................................         12,949


  SHARES                                                               VALUE
  ------                                                               -----
CONSUMER DISCRETIONARY -- 13.4% (CONTINUED)
     2,200 Stage Stores, Inc. ...................................   $     27,192
    12,600 Standard Pacific Corp. + .............................         47,124
       300 Stewart Enterprises, Inc., Class A ...................          1,545
     1,000 Superior Industries International, Inc. ..............         15,300
     1,600 Systemax, Inc. .......................................         25,136
     1,400 Tenneco, Inc. + ......................................         24,822
       100 Ticketmaster Entertainment, Inc. + ...................          1,222
     1,300 Tuesday Morning Corp. + ..............................          3,354
     1,500 Unifi, Inc. + ........................................          5,820
       700 Unifirst Corp. .......................................         33,677
       950 WABCO Holdings, Inc. .................................         24,501
     1,700 Wendy's/Arby's Group, Inc., Class A ..................          7,973
       100 Wolverine World Wide, Inc. ...........................          2,722
                                                                    ------------
                                                                       1,299,572
                                                                    ------------
CONSUMER STAPLES -- 5.1%
     1,300 Alliance One International, Inc. + ...................          6,344
       200 Andersons, Inc. (The) ................................          5,164
     3,450 Casey's General Stores, Inc. .........................        110,124
     1,200 Central Garden and Pet Co., Class A + ................         11,928
       200 Chattem, Inc. + ......................................         18,660
     2,500 Chiquita Brands International, Inc. + ................         45,100
     7,550 Elizabeth Arden, Inc. + ..............................        109,022
     1,100 Flowers Foods, Inc. ..................................         26,136
     2,000 Great Atlantic & Pacific Tea Co. + ...................         23,580
       500 Imperial Sugar Co. ...................................          8,720
       300 Pantry, Inc. (The) + .................................          4,077
     5,300 Prestige Brands Holdings, Inc. + .....................         41,658
       200 Ruddick Corp. ........................................          5,146
       400 Sanderson Farms, Inc. ................................         16,864
     1,000 TreeHouse Foods, Inc. + ..............................         38,860
       400 Universal Corp. ......................................         18,244
                                                                    ------------
                                                                         489,627
                                                                    ------------
ENERGY -- 6.3%
     3,800 Acergy SA ADR ........................................         59,318
    11,300 Allis-Chalmers Energy, Inc. + ........................         42,601
     3,775 Approach Resources, Inc. + ...........................         29,143
     1,900 Basic Energy Services, Inc. + ........................         16,910
     2,050 Bill Barrett Corp. + .................................         63,775
       500 Complete Production Services, Inc. + .................          6,500
     1,800 Delek US Holdings, Inc. ..............................         12,258
     4,500 Delta Petroleum Corp. + ..............................          4,680
       400 ENGlobal Corp. + .....................................          1,252
     2,900 Hercules Offshore, Inc. + ............................         13,862
     4,090 McMoRan Exploration Co. + ............................         32,802
     3,900 Petroquest Energy, Inc. + ............................         23,907
       200 Pioneer Drilling Co. + ...............................          1,580
       400 Rosetta Resources, Inc. + ............................          7,972
     3,300 Ship Finance International, Ltd. .....................         44,979
     2,150 St. Mary Land & Exploration Co. ......................         73,616
     1,500 Stone Energy Corp. + .................................         27,075
     1,500 Teekay Tankers, Ltd., Class A ........................         12,795
     8,400 USEC, Inc. + .........................................         32,340
     3,900 Western Refining, Inc. + .............................         18,369
     3,200 World Fuel Services Corp. ............................         85,728
                                                                    ------------
                                                                         611,462
                                                                    ------------
FINANCIALS -- 27.7%
     3,600 Allied Capital Corp. .................................         12,996
     1,400 American Capital Agency Corp. ........................         37,156
       800 American Equity Investment Life Holding Co. ..........          5,952
     2,381 Anworth Mortgage Asset Corp. .........................         16,667
     3,400 Apollo Investments + .................................         32,402
       400 Ares Capital Corp. ...................................          4,980
     1,700 Ashford Hospitality Trust, Inc. + ....................          7,888

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                  December 31, 2009
Schedule of Investments


  SHARES                                                               VALUE
  ------                                                               -----
FINANCIALS -- 27.7% (CONTINUED)
     3,050 Aspen Insurance Holdings, Ltd. .......................   $     77,623
       200 Assured Guaranty, Ltd. ...............................          4,352
     2,900 Bank Mutual Corp. ....................................         20,068
       200 Bank of the Ozarks, Inc. .............................          5,854
     4,600 Banner Corp. .........................................         12,328
     3,700 BGC Partners, Inc., Class A ..........................         17,094
     1,600 BioMed Realty Trust, Inc. ............................         25,248
       400 Boston Private Financial Holdings, Inc. ..............          2,308
       800 Brookline Bancorp, Inc. ..............................          7,928
       400 Calamos Asset Management, Inc., Class A ..............          4,612
       500 CapLease, Inc. .......................................          2,190
       700 Capstead Mortgage Corp. ..............................          9,555
       500 Cathay General Bancorp ...............................          3,775
     1,400 Chemical Financial Corp. .............................         33,012
     2,500 Cogdell Spencer, Inc. ................................         14,150
       300 Colonial Properties Trust ............................          3,519
     1,000 Community Bank System, Inc. ..........................         19,310
     1,800 Compass Diversified Holdings .........................         22,968
     2,500 Conseco, Inc. + ......................................         12,500
     1,400 Delphi Financial Group, Inc., Class A ................         31,318
       400 Developers Diversified Realty Corp. ..................          3,704
     3,000 Doral Financial Corp. + ..............................         10,890
    38,000 E*Trade Financial Corp. + ............................         66,500
     1,300 Education Realty Trust, Inc. .........................          6,292
       225 Enterprise Financial Services Corp. ..................          1,735
       900 Entertainment Properties Trust .......................         31,743
     4,857 Equity One, Inc. .....................................         78,538
       600 Extra Space Storage, Inc. ............................          6,930
     1,310 Financial Federal Corp. ..............................         36,025
    13,200 First BanCorp ........................................         30,360
       180 First Citizens BancShares, Inc., Class A .............         29,522
     4,400 First Commonwealth Financial Corp. ...................         20,460
       660 First Community Bancshares, Inc. .....................          7,953
       100 First Defiance Financial Corp. .......................          1,129
     1,200 First Financial Bancorp ..............................         17,472
       637 First Financial Bankshares, Inc. .....................         34,545
       600 First Financial Northwest, Inc. ......................          3,930
     2,600 First Industrial Realty Trust, Inc. ..................         13,598
     4,400 First Mercury Financial Corp. ........................         60,324
       600 First Midwest Bancorp, Inc. ..........................          6,534
     1,800 First Niagara Financial Group, Inc. ..................         25,038
     3,800 Flagstar Bancorp, Inc. + .............................          2,280
     3,500 FNB Corp. ............................................         23,765
     1,100 Glacier Bancorp, Inc. ................................         15,092
     1,190 Hancock Holding Co. ..................................         52,110
     1,150 Hanover Insurance Group, Inc. (The) ..................         51,094
       174 Harleysville Group, Inc. .............................          5,531
     2,800 Hatteras Financial Corp. .............................         78,288
     1,351 Hercules Technology Growth Capital, Inc. .............         14,037
     1,214 Highwoods Properties, Inc. ...........................         40,487
       700 Home Properties, Inc. ................................         33,397
     1,300 Horace Mann Educators Corp. ..........................         16,250
       261 Independent Bank Corp. ...............................          5,452
       700 Infinity Property & Casualty .........................         28,448
     2,300 Inland Real Estate Corp. .............................         18,745
     3,600 iStar Financial, Inc. ................................          9,216
     5,900 Kite Realty Group Trust ..............................         24,013
     2,400 Knight Capital Group, Inc., Class A + ................         36,960
       900 LaBranche & Co., Inc. + ..............................          2,556
       100 LaSalle Hotel Properties .............................          2,123
       320 Lexington Realty Trust ...............................          1,945
     2,865 LTC Properties, Inc. .................................         76,639
       287 M&T Bank Corp. .......................................         19,197
       400 Max Capital Group, Ltd. ..............................          8,920
     3,900 Meadowbrook Insurance Group, Inc. ....................         28,860


  SHARES                                                               VALUE
  ------                                                               -----
FINANCIALS -- 27.7% (CONTINUED)
       600 Medical Properties Trust, Inc. .......................   $      6,000
     6,300 MFA Mortgage Investments, Inc. .......................         46,305
       400 National Retail Properties, Inc. .....................          8,488
       716 NBT Bancorp, Inc. ....................................         14,585
       900 NewAlliance Bancshares, Inc. .........................         10,809
     2,100 Northwest Bancshares, Inc. ...........................         23,772
     1,455 Old National Bancorp .................................         18,086
    10,200 Pacific Capital Bancorp NA ...........................          9,792
     2,450 PacWest Bancorp ......................................         49,368
       400 Parkway Properties, Inc. .............................          8,328
     2,270 Pennsylvania Real Estate Investment Trust ............         19,204
     2,700 PHH Corp. + ..........................................         43,497
     3,500 Phoenix Cos., Inc. (The) .............................          9,730
       300 Platinum Underwriters Holdings, Ltd. .................         11,487
     6,050 PMA Capital Corp., Class A + .........................         38,115
     2,300 PrivateBancorp, Inc., Class A ........................         20,631
       800 Prospect Capital Corp. ...............................          9,448
     1,722 Prosperity Bancshares, Inc. ..........................         69,689
     1,300 Provident Financial Services, Inc. ...................         13,845
     8,900 RAIT Financial Trust .................................         11,659
       250 Ramco-Gershenson Properties Trust ....................          2,385
     4,900 Redwood Trust, Inc. ..................................         70,854
       100 RLI Corp. ............................................          5,325
     1,000 S&T Bancorp, Inc. ....................................         17,010
       923 Safety Insurance Group, Inc. .........................         33,440
     2,050 Selective Insurance Group ............................         33,723
     1,800 South Financial Group, Inc. (The) ....................          1,160
       900 Sovran Self Storage, Inc. ............................         32,157
     1,750 StanCorp Financial Group, Inc. .......................         70,035
     3,300 Sterling Bancshares, Inc. ............................         16,929
     2,100 Sterling Financial Corp. .............................          1,302
       100 Stewart Information Services Corp. ...................          1,128
     5,300 Strategic Hotels & Resorts, Inc. + ...................          9,858
     8,200 Susquehanna Bancshares, Inc. .........................         48,298
     1,100 SWS Group, Inc. ......................................         13,310
     4,350 Texas Capital Bancshares, Inc. + .....................         60,726
     2,700 Tower Group, Inc. ....................................         63,207
     7,500 Trustco Bank Corp. ...................................         47,250
     2,277 Umpqua Holdings Corp. ................................         30,535
       700 United Bankshares, Inc. ..............................         13,979
       954 United Community Banks, Inc. + .......................          3,234
       800 Webster Financial Corp. ..............................          9,496
       700 Westamerica Bancorporation ...........................         38,759
    11,600 Western Alliance Bancorp + ...........................         43,848
     1,905 Wilshire Bancorp, Inc. ...............................         15,602
       250 Wintrust Financial Corp. .............................          7,697
       250 WSFS Financial Corp. .................................          6,408
                                                                    ------------
                                                                       2,676,873
                                                                    ------------
HEALTH CARE -- 5.0%
     2,000 Affymetrix, Inc. + ...................................         11,680
     1,900 AMERIGROUP Corp. + ...................................         51,224
       800 AMN Healthcare Services, Inc. + ......................          7,248
       389 Bio-Rad Laboratories, Inc., Class A + ................         37,523
       257 Chemed Corp. .........................................         12,328
     1,800 Cross Country Healthcare, Inc. + .....................         17,838
       300 Healthspring, Inc. + .................................          5,283
       100 inVentiv Health, Inc. + ..............................          1,617
       200 Kendle International, Inc. + .........................          3,662
       600 Kindred Healthcare, Inc. + ...........................         11,076
     1,400 Magellan Health Services, Inc. + .....................         57,022
       800 Martek Biosciences Corp. + ...........................         15,152
     1,100 Medcath Corp. + ......................................          8,701
       300 Medical Action Industries, Inc. + ....................          4,818
       700 Medicis Pharmaceutical Corp., Class A ................         18,935

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                  December 31, 2009
Schedule of Investments


  SHARES                                                               VALUE
  ------                                                               -----
HEALTH CARE -- 5.0% (CONTINUED)
       400 Meridian Bioscience, Inc. ............................   $      8,620
     1,500 Nighthawk Radiology Holdings, Inc. + .................          6,795
    10,500 PDL BioPharma, Inc. ..................................         72,030
       900 Providence Service Corp. (The) + .....................         14,220
       600 Res-Care, Inc. + .....................................          6,720
     6,350 Skilled Healthcare Group, Inc., Class A + ............         47,308
     1,400 Universal American Corp. + ...........................         16,380
     2,700 Viropharma, Inc. + ...................................         22,653
       600 WellCare Health Plans, Inc. + ........................         22,056
                                                                    ------------
                                                                         480,889
                                                                    ------------
INDUSTRIALS -- 14.3%
     2,400 ACCO Brands Corp. + ..................................         17,472
       400 Acuity Brands, Inc. ..................................         14,256
     3,000 Aircastle, Ltd. ......................................         29,550
     1,500 Alaska Air Group, Inc. + .............................         51,840
     3,550 Albany International Corp., Class A ..................         79,733
       500 American Railcar Industries, Inc. ....................          5,510
       900 Arkansas Best Corp. ..................................         26,487
     3,900 Avis Budget Group, Inc. + ............................         51,168
     3,550 Belden, Inc. .........................................         77,816
       300 Brady Corp., Class A .................................          9,003
     2,114 Briggs & Stratton Corp. ..............................         39,553
     1,169 CBIZ, Inc. + .........................................          9,001
     1,400 CDI Corp. ............................................         18,130
     7,200 Cenveo, Inc. + .......................................         63,000
       300 Ceradyne, Inc. + .....................................          5,763
     4,050 CIRCOR International, Inc. ...........................        101,979
       500 Columbus McKinnon Corp. + ............................          6,830
       200 Deluxe Corp. .........................................          2,958
       100 Dycom Industries, Inc. + .............................            803
       300 Ennis, Inc. ..........................................          5,037
       500 EnPro Industries, Inc. + .............................         13,205
       250 Gardner Denver, Inc. .................................         10,637
       200 Genco Shipping & Trading, Ltd. .......................          4,476
     1,000 General Cable Corp. + ................................         29,420
     2,550 Gibraltar Industries, Inc. ...........................         40,112
     8,350 Griffon Corp. + ......................................        102,037
       700 Horizon Lines, Inc., Class A .........................          3,899
       372 Kaman Corp. ..........................................          8,590
       900 Lincoln Electric Holdings, Inc. ......................         48,114
     2,600 Marten Transport, Ltd. + .............................         46,670
       750 Middleby Corp. + .....................................         36,765
     1,000 Mine Safety Appliances Co. ...........................         26,530
     1,300 Mueller Water Products, Inc., Class A ................          6,760
     6,200 NCI Building Systems, Inc. + .........................         11,222
       750 Otter Tail Corp. .....................................         18,600
       350 Quanex Building Products Corp. .......................          5,939
     1,000 RBC Bearings, Inc. + .................................         24,330
     1,000 Regal-Beloit Corp. ...................................         51,940
       300 Republic Airways Holdings, Inc. + ....................          2,217
       500 Rush Enterprises, Inc., Class A + ....................          5,945
       600 School Specialty, Inc. + .............................         14,034
     2,300 Skywest, Inc. ........................................         38,916
       200 Spherion Corp. + .....................................          1,124
     1,700 Standard Register Co. (The) ..........................          8,670
       200 Titan Machinery, Inc. + ..............................          2,308
     1,600 Tredegar Corp. .......................................         25,312
     2,200 Tutor Perini Corp. + .................................         39,776
     5,200 UAL Corp. + ..........................................         67,132
       800 United Rentals, Inc. + ...............................          7,848
       600 US Airways Group, Inc. + .............................          2,904
       400 Viad Corp. ...........................................          8,252
       600 Volt Information Sciences, Inc. + ....................          6,000
       300 Waste Connections, Inc. + ............................         10,002
     1,700 Werner Enterprises, Inc. .............................         33,643


  SHARES                                                               VALUE
  ------                                                               -----
INDUSTRIALS -- 14.3% (CONTINUED)
     2,800 YRC Worldwide, Inc. + ................................   $      2,352
                                                                    ------------
                                                                       1,381,570
                                                                    ------------
INFORMATION TECHNOLOGY -- 12.2%
     9,869 Actel Corp. + ........................................        117,244
     2,300 Acxiom Corp. + .......................................         30,866
       200 ADC Telecommunications, Inc. + .......................          1,242
     1,000 Advanced Energy Industries, Inc. + ...................         15,080
     3,100 Amkor Technology, Inc. + .............................         22,196
       550 Anixter International, Inc. + ........................         25,905
       333 Arris Group, Inc. + ..................................          3,806
     2,900 Brightpoint, Inc. + ..................................         21,315
     6,350 Brocade Communications Systems, Inc. + ...............         48,451
    12,600 Ciber, Inc. + ........................................         43,470
     2,900 Cirrus Logic, Inc. + .................................         19,778
     1,000 Cogent, Inc. + .......................................         10,390
       400 Cognex Corp. .........................................          7,088
     1,900 Cogo Group, Inc. + ...................................         14,003
     2,350 Coherent, Inc. + .....................................         69,865
     3,330 CTS Corp. ............................................         32,035
       600 Daktronics, Inc. .....................................          5,526
     1,200 Digi International, Inc. + ...........................         10,944
       900 DSP Group, Inc. + ....................................          5,067
     1,100 Earthlink, Inc. ......................................          9,141
       200 EMS Technologies, Inc. + .............................          2,900
       500 ExlService Holdings, Inc. + ..........................          9,080
       500 FLIR Systems, Inc. + .................................         16,360
     2,300 Heartland Payment Systems, Inc. ......................         30,199
     5,360 Imation Corp. ........................................         46,739
     3,700 Insight Enterprises, Inc. + ..........................         42,254
     6,800 Ipass, Inc. ..........................................          7,072
     8,700 Keithley Instruments, Inc. ...........................         40,455
     5,100 Methode Electronics, Inc. ............................         44,268
     1,900 Micrel, Inc. .........................................         15,580
     5,700 ModusLink Global Solutions, Inc. + ...................         53,637
     1,600 MoneyGram International, Inc. + ......................          4,608
       200 MTS Systems Corp. ....................................          5,748
       400 Netgear, Inc. + ......................................          8,676
     1,200 Omnivision Technologies, Inc. + ......................         17,436
     3,900 Photronics, Inc. + ...................................         17,355
       500 Quest Software, Inc. + ...............................          9,200
       400 Rogers Corp. + .......................................         12,124
     1,700 Scansource, Inc. + ...................................         45,390
     1,200 Skyworks Solutions, Inc. + ...........................         17,028
     3,136 Standard Microsystems Corp. + ........................         65,166
       324 Symyx Technologies, Inc. + ...........................          1,782
       500 Take-Two Interactive Software, Inc. + ................          5,025
       500 Technitrol, Inc. .....................................          2,190
     5,300 THQ, Inc. + ..........................................         26,712
     5,400 TIBCO Software, Inc. + ...............................         52,002
       300 TriQuint Semiconductor, Inc. + .......................          1,800
       770 Unisys Corp. + .......................................         29,691
     5,540 United Online, Inc. ..................................         39,833
       400 Utstarcom, Inc. + ....................................            876
                                                                    ------------
                                                                       1,184,598
                                                                    ------------
MATERIALS -- 9.7%
     1,600 AM Castle & Co. ......................................         21,904
       918 Arch Chemicals, Inc. .................................         28,348
       200 Brush Engineered Materials, Inc. + ...................          3,708
     6,400 Buckeye Technologies, Inc. + .........................         62,464
       700 Century Aluminum Co. + ...............................         11,333
       870 Coeur d'Alene Mines Corp. + ..........................         15,712
       900 Domtar Corp. + .......................................         49,869
     1,900 Ferro Corp. ..........................................         15,656
       400 Glatfelter ...........................................          4,860

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                  December 31, 2009
Schedule of Investments


  SHARES                                                               VALUE
  ------                                                               -----
MATERIALS -- 9.7% (CONTINUED)
       100 Haynes International, Inc. ...........................   $      3,297
     1,790 HB Fuller Co. ........................................         40,722
     4,300 Headwaters, Inc. + ...................................         28,036
     2,400 Hecla Mining Co. + ...................................         14,832
       600 Innophos Holdings, Inc. ..............................         13,794
       200 Innospec, Inc. .......................................          2,018
       800 Kaiser Aluminum Corp. ................................         33,296
     1,400 Koppers Holdings, Inc. ...............................         42,616
     2,100 Louisiana-Pacific Corp. + ............................         14,658
       200 Minerals Technologies, Inc. ..........................         10,894
     1,600 Myers Industries, Inc. ...............................         14,560
     1,300 Olin Corp. ...........................................         22,776
       100 Olympic Steel, Inc. ..................................          3,258
     1,000 Packaging Corp of America ............................         23,010
     6,200 PolyOne Corp. + ......................................         46,314
       900 Rockwood Holdings, Inc. + ............................         21,204
     1,250 Royal Gold, Inc. .....................................         58,875
       500 RTI International Metals, Inc. + .....................         12,585
     1,200 Schulman A, Inc. .....................................         24,216
     1,400 Sensient Technologies Corp. ..........................         36,820
       300 Solutia, Inc. + ......................................          3,810
     1,200 Spartech Corp. .......................................         12,312
     1,200 Temple-Inland, Inc. ..................................         25,332
     4,550 Thompson Creek Metals Co., Inc. + ....................         53,326
     8,500 Wausau Paper Corp. ...................................         98,600
       200 Westlake Chemical Corp. ..............................          4,986
       300 Worthington Industries, Inc. .........................          3,921
     2,200 WR Grace & Co. + .....................................         55,770
                                                                    ------------
                                                                         939,692
                                                                    ------------
TELECOMMUNICATION SERVICES -- 0.3%
     2,470 Cincinnati Bell, Inc. + ..............................          8,521
     1,600 Global Crossing, Ltd. + ..............................         22,800
       100 Neutral Tandem, Inc. + ...............................          2,275
                                                                    ------------
                                                                          33,596
                                                                    ------------
UTILITIES -- 4.6%
     1,350 Allete, Inc. .........................................         44,118
       400 Avista Corp. .........................................          8,636
     1,417 Black Hills Corp. ....................................         37,735
       400 El Paso Electric Co. + ...............................          8,112
       500 IDACORP, Inc. ........................................         15,975
       100 New Jersey Resources Corp. ...........................          3,740
       800 Nicor, Inc. ..........................................         33,680
       174 Northwest Natural Gas Co. ............................          7,837
     3,150 NorthWestern Corp. ...................................         81,963
     2,600 Piedmont Natural Gas Co., Inc. .......................         69,550
     3,500 PNM Resources, Inc. ..................................         44,275
       400 Portland General Electric Co. ........................          8,164
       100 South Jersey Industries, Inc. ........................          3,818
     1,550 Unisource Energy Corp. ...............................         49,894
       700 WGL Holdings, Inc. ...................................         23,478
                                                                    ------------
                                                                         440,975
                                                                    ------------
Total Common Stock (Cost $8,806,721)                                   9,538,854
                                                                    ------------
PRIVATE COMPANY -- 0.0%
        6 Teton Advisors, Inc., Cl B ............................             96
                                                                    ------------
Total Private Company (Cost $251)                                             96
                                                                    ------------



  SHARES                                                               VALUE
  ------                                                               -----
RIGHTS -- 0.0%
     5,700 Flagstar Bancorp, Inc.                                   $         --
                                                                    ------------
Total Rights (Cost $0)                                                        --
                                                                    ------------
Total Investments -- 98.6%
(Cost $8,806,972)                                                      9,538,950
Other Assets & Liabilities, Net -- 1.4%                                  142,132
                                                                    ------------
NET ASSETS -- 100.0%                                                $  9,681,082
                                                                    ============


+ Non-income producing security.
ADR -- American Depositary Receipt

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments

   SHARES                                                              VALUE
   ------                                                              ------
COMMON STOCK -- 98.8%
CONSUMER DISCRETIONARY -- 9.9%
       300 1-800-Flowers.com, Inc., Class A + ...................   $        795
       200 4Kids Entertainment, Inc. + ..........................            318
     2,500 99 Cents Only Stores + ...............................         32,675
     2,250 Aaron's, Inc. ........................................         62,393
       900 Abercrombie & Fitch Co., Class A .....................         31,365
       300 Acme United Corp. ....................................          2,763
     1,400 Advance Auto Parts, Inc. .............................         56,672
     1,500 Aeropostale, Inc. + ..................................         51,075
       100 AFC Enterprises, Inc. + ..............................            816
        90 AH Belo Corp., Class A + .............................            518
       200 Aldila, Inc. + .......................................            696
     6,250 Amazon.com, Inc. + ...................................        840,750
       400 Ambassadors Group, Inc. ..............................          5,316
       500 Ambassadors International, Inc. + ....................            295
     3,500 American Apparel, Inc. + .............................         10,850
     2,400 American Axle & Manufacturing
           Holdings, Inc. .......................................         19,248
     2,625 American Eagle Outfitters, Inc. ......................         44,573
       450 American Greetings Corp., Class A ....................          9,806
       829 American Public Education, Inc. + ....................         28,484
       700 America's Car-Mart, Inc. + ...........................         18,431
     1,500 Ameristar Casinos, Inc. ..............................         22,845
       964 AnnTaylor Stores Corp. + .............................         13,149
       795 ante4, Inc. + ........................................            827
     2,250 Apollo Group, Inc., Class A + ........................        136,305
       550 ArvinMeritor, Inc. ...................................          6,149
       200 Ascent Media Corp., Class A + ........................          5,106
     2,250 AutoNation, Inc. + ...................................         43,088
       500 AutoZone, Inc. + .....................................         79,035
     1,000 Beazer Homes USA, Inc. + .............................          4,840
     1,400 Bebe Stores, Inc. ....................................          8,778
     2,925 Bed Bath & Beyond, Inc. + ............................        112,993
       950 Belo Corp., Class A ..................................          5,168
     4,400 Best Buy Co., Inc. ...................................        173,624
       200 Big 5 Sporting Goods Corp. ...........................          3,436
     1,500 Big Lots, Inc. + .....................................         43,470
       700 Black & Decker Corp. .................................         45,381
       600 Blockbuster, Inc., Class A + .........................            402
       250 Blue Nile, Inc. + ....................................         15,833
       300 Bluegreen Corp. + ....................................            726
       112 Blyth, Inc. ..........................................          3,777
       400 Bon-Ton Stores, Inc. (The) ...........................          3,924
       100 Books-A-Million, Inc., Class A .......................            672
       400 Borders Group, Inc. + ................................            472
     1,580 BorgWarner, Inc. .....................................         52,488
     2,000 Boyd Gaming Corp. + ..................................         16,740
       500 Bridgepoint Education, Inc. + ........................          7,510
       875 Brinker International, Inc. ..........................         13,055
     1,818 Brink's Home Security Holdings, Inc. + ...............         59,340
     1,000 Brookfield Homes Corp. + .............................          8,000
       500 Brunswick Corp. ......................................          6,355
     1,500 Burger King Holdings, Inc. ...........................         28,230
     1,500 Cabela's, Inc. + .....................................         21,390
     3,525 Cablevision Systems Corp., Class A ...................         91,015
       200 Cache, Inc. + ........................................            914
       400 California Coastal Communities, Inc. + ...............            520
       375 California Pizza Kitchen, Inc. + .....................          5,044
       500 Callaway Golf Co. ....................................          3,770
     1,500 Career Education Corp. + .............................         34,965
     1,900 Caribou Coffee Co., Inc. + ...........................         14,668
     1,755 CarMax, Inc. + .......................................         42,559
     5,300 Carnival Corp. .......................................        167,957
       850 Carter's, Inc. + .....................................         22,312
     8,937 CBS Corp., Class B ...................................        125,565
       977 CEC Entertainment, Inc. + ............................         31,186
       300 Champion Enterprises, Inc. + .........................             13
       362 Charles & Colvard, Ltd. + ............................            420


   SHARES                                                              VALUE
   ------                                                              ------
CONSUMER DISCRETIONARY -- 9.9% (CONTINUED)
     2,550 Charming Shoppes, Inc. + .............................   $     16,498
     2,300 Cheesecake Factory, Inc. (The) + .....................         49,657
     2,450 Chico's FAS, Inc. + ..................................         34,422
     1,500 Children's Place Retail Stores, Inc. (The)(+) ........         49,515
       700 Chipotle Mexican Grill, Inc., Class A + ..............         61,712
       800 Cinemark Holdings, Inc. ..............................         11,496
     3,975 Circuit City Stores, Inc. + ..........................             25
       299 Citadel Broadcasting Corp. + .........................              5
        50 Citi Trends, Inc. + ..................................          1,381
       200 CKE Restaurants, Inc. ................................          1,692
       700 CKX, Inc. + ..........................................          3,689
     1,000 Clear Channel Outdoor Holdings, Inc.,
           Class A + ............................................         10,390
     4,800 Coach, Inc. ..........................................        175,344
       600 Coachmen Industries, Inc. + ..........................            690
       100 Cobra Electronics Corp. ..............................            167
     1,500 Coinstar, Inc. + .....................................         41,670
     1,450 Coldwater Creek, Inc. + ..............................          6,467
       550 Collective Brands, Inc. + ............................         12,523
       110 Collectors Universe ..................................          1,029
    38,383 Comcast Corp. Special, Class A .......................        647,137
       200 Comstock Homebuilding, Inc., Class A + ...............            162
       500 Conn's, Inc. + .......................................          2,920
     2,450 Corinthian Colleges, Inc. + ..........................         33,737
       200 CROCS, Inc. + ........................................          1,150
       200 Crown Media Holdings, Inc., Class A + . ..............            290
        50 CSS Industries, Inc. .................................            972
         5 CTM Media Holdings, Inc., Class B + ..................              9
       300 Cumulus Media, Inc., Class A + .......................            684
     2,500 Dana Holding Corp. + .................................         27,100
     2,200 Darden Restaurants, Inc. .............................         77,154
     1,650 Deckers Outdoor Corp. + ..............................        167,838
       200 DEI Holdings, Inc. + .................................             93
       100 Design Within Reach, Inc. + ..........................             24
       275 DeVry, Inc. ..........................................         15,601
     2,702 Dick's Sporting Goods, Inc. + ........................         67,199
       100 Dillard's, Inc., Class A .............................          1,845
    14,168 DIRECTV, Class A + ...................................        472,503
     3,900 Discovery Communications, Inc., Class A  + ...........        119,613
     3,025 DISH Network Corp., Class A ..........................         62,829
      100  Dixie Group, Inc. + ..................................            271
     1,500 Dolan Media Co. + ....................................         15,315
     1,250 Dollar Tree, Inc. + ..................................         60,375
       850 Domino's Pizza, Inc. + ...............................          7,123
       650 Dover Downs Gaming & Entertainment, Inc. .............          2,457
     3,623 DR Horton, Inc. ......................................         39,382
     2,064 Dress Barn, Inc. + ...................................         47,678
       600 DSW, Inc., Class A + .................................         15,528
     3,625 Eastman Kodak Co. ....................................         15,297
       642 Education Management Corp. + .........................         14,130
       219 Emmis Communications Corp., Class A + ................            252
       300 Empire Resorts, Inc. + ...............................            633
       250 Entercom Communications Corp., Class A + .............          1,768
       100 Entravision Communications Corp., Class A + ..........            340
     1,366 EW Scripps Co., Class A + ............................          9,507
     2,600 Exide Technologies + .................................         18,486
     3,115 Expedia, Inc. + ......................................         80,087
     1,600 Family Dollar Stores, Inc. ...........................         44,528
       200 Famous Dave's of America, Inc. + .....................          1,210
     1,500 Federal Mogul Corp. + ................................         25,950
       100 Finish Line, Inc. (The), Class A .....................          1,255
       400 Fleetwood Enterprises, Inc. + ........................              1
     1,900 Foot Locker, Inc. ....................................         21,166
    43,385 Ford Motor Co. + .....................................        433,850
     1,500 Fortune Brands, Inc. .................................         64,800

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments


   SHARES                                                              VALUE
   ------                                                              ------
CONSUMER DISCRETIONARY -- 9.9% (CONTINUED)
       300  Forward Industries, Inc. + ..........................   $        618
     1,700 Fred's, Inc., Class A ................................         17,340
       200 Furniture Brands International, Inc. + ...............          1,092
       600 Gaiam, Inc., Class A + ...............................          4,614
     2,625 GameStop Corp., Class A + ............................         57,592
       600 Gaming Partners International Corp. ..................          3,366
     2,800 Gannett Co., Inc. ....................................         41,580
     9,550 Gap, Inc. (The) ......................................        200,072
     1,125 Garmin, Ltd. .........................................         34,538
     1,375 Genesco, Inc. + ......................................         37,757
     2,010 Gentex Corp. .........................................         35,878
     1,900 Genuine Parts Co. ....................................         72,124
       701 G-III Apparel Group, Ltd. + ..........................         15,191
     2,875 Goodyear Tire & Rubber Co. (The) + ...................         40,538
       500 Grand Canyon Education, Inc. + .......................          9,505
     1,000 Gray Television, Inc. ................................          1,510
       300 Great Wolf Resorts, Inc. + ...........................            711
       400 Guess?, Inc. .........................................         16,920
     3,760 H&R Block, Inc. ......................................         85,051
       100 Handleman Co. + ......................................             13
     1,696 Hanesbrands, Inc. + ..................................         40,891
     2,475 Harley-Davidson, Inc. ................................         62,370
     1,500 Harman International Industries, Inc. ................         52,920
     1,000 Harte-Hanks, Inc. ....................................         10,780
     2,200 Hasbro, Inc. .........................................         70,532
       500 hhgregg, Inc. + ......................................         11,015
       200 Hibbett Sports, Inc. + ...............................          4,398
       300 Hillenbrand, Inc. ....................................          5,652
    26,050 Home Depot, Inc. (The) ...............................        753,626
       200 Hooker Furniture Corp. ...............................          2,474
       100 HOT Topic, Inc. + ....................................            636
     1,000 Hovnanian Enterprises, Inc., Class A + ...............          3,840
       743 HSN, Inc. + ..........................................         15,001
       450 Iconix Brand Group, Inc. + ...........................          5,692
     1,399 Idearc, Inc. + .......................................              5
       100 Infosonics Corp. + ...................................            103
     4,450 International Game Technology ........................         83,526
       237 International Speedway Corp., Class A ................          6,743
     4,372 Interpublic Group of Cos., Inc. + ....................         32,265
       743 Interval Leisure Group, Inc. + .......................          9,265
     3,692 J.C. Penney Co., Inc. ................................         98,244
       775 Jackson Hewitt Tax Service, Inc. .....................          3,410
     1,500 Jarden Corp. .........................................         46,365
       500 John Wiley & Sons, Inc., Class A .....................         20,940
     7,450 Johnson Controls, Inc. ...............................        202,938
       378 Jones Apparel Group, Inc. ............................          6,071
     1,500 JOS A Bank Clothiers, Inc. + .........................         63,285
       600 Journal Communications, Inc., Class A ................          2,334
       900 Journal Register Co. + (A) ...........................             --
       300 K12, Inc. + ..........................................          6,081
     2,200 KB Home ..............................................         30,096
     4,700 Kenneth Cole Productions, Inc., Class A ..............         45,355
       200 Kid Brands, Inc. + ...................................            876
        50 Knology, Inc. + ......................................            548
     4,700 Kohl's Corp. + .......................................        253,471
       300 Krispy Kreme Doughnuts, Inc. + .......................            885
       550 K-Swiss, Inc., Class A ...............................          5,467
       200 Lakes Entertainment, Inc. + ..........................            502
       500 Lamar Advertising Co., Class A + .....................         15,545
       600 Landry's Restaurants, Inc. + .........................         12,774
     3,200 Las Vegas Sands Corp. + ..............................         47,808
       200 La-Z-Boy, Inc., Class Z ..............................          1,906
       100 Leapfrog Enterprises, Inc., Class A + ................            391
       450 Lear Corp. + (A) .....................................             --
       500 Learning Tree International, Inc. + ..................          5,970
       750 Lee Enterprises, Inc. + ..............................          2,603
     1,410 Leggett & Platt, Inc. ................................         28,764
     3,100 Lennar Corp., Class A ................................         39,587
       500 Lenox Group, Inc. + ..................................              1


   SHARES                                                              VALUE
   ------                                                              ------
CONSUMER DISCRETIONARY -- 9.9% (CONTINUED)
     1,000 Libbey, Inc. .........................................   $      7,650
     3,551 Liberty Global, Inc., Class A + ......................         77,802
     1,035 Liberty Media Corp. - Capital, Ser A + ...............         24,716
     6,675 Liberty Media Corp. - Interactive,
           Class A + ............................................         72,357
       729 Liberty Media Corp. - Starz + ........................         33,643
       700 Lifetime Brands, Inc. ................................          5,005
       200 LIN TV Corp., Class A + ..............................            892
       200 Lincoln Educational Services Corp. + .................          4,334
       800 Liz Claiborne, Inc. + ................................          4,504
     1,800 LKQ Corp. + ..........................................         35,262
       900 Lodgian, Inc. + ......................................          1,341
    19,781 Lowe's Cos., Inc. ....................................        462,678
     3,540 Ltd. Brands, Inc. ....................................         68,110
     5,998 Macy's, Inc. .........................................        100,527
       100 Marcus Corp. .........................................          1,282
       700 Marine Products Corp. ................................          3,451
     6,477 Marriott International, Inc., Class A ................        176,498
     3,100 Martha Stewart Living Omnimedia,
           Class A + ............................................         15,314
       400 Marvel Entertainment, Inc. + .........................         21,632
     3,730 Mattel, Inc. .........................................         74,525
       100 Matthews International Corp., Class A ................          3,543
       496 McClatchy Co., Class A ...............................          1,756
     1,500 McCormick & Schmick's Seafood
           Restaurants, Inc. + ..................................         10,440
    16,000 McDonald's Corp. .....................................        999,040
     5,400 McGraw-Hill Cos., Inc. (The) .........................        180,954
       271 MDC Holdings, Inc. ...................................          8,412
       500 Media General, Inc., Class A .........................          3,920
     1,467 Mediacom Communications Corp.,
           Class A + ............................................          6,557
       500 Meritage Homes Corp. + ...............................          9,665
     4,200 MGM Mirage + .........................................         38,304
       577 Mohawk Industries, Inc. + ............................         27,465
     1,600 Monarch Casino & Resort, Inc. + ......................         12,960
     1,500 Monro Muffler Brake, Inc. ............................         50,160
       150 Morgans Hotel Group Co. + ............................            680
       300 Morton's Restaurant Group, Inc. + ....................            873
     8,120 Motors Liquidation Co. + .............................          3,824
       700 MTR Gaming Group, Inc. + .............................            910
       591 Multimedia Games, Inc. + .............................          3,552
       500 National CineMedia, Inc. .............................          8,285
        50 Nautilus, Inc. + .....................................            102
       100 Navarre Corp. + ......................................            212
     1,300 New York & Co., Inc. + ...............................          5,577
     2,100 New York Times Co., Class A ..........................         25,956
     2,926 Newell Rubbermaid, Inc. ..............................         43,919
    27,638 News Corp., Class A ..................................        378,364
       200 NexCen Brands, Inc. + ................................             30
       200 Nexstar Broadcasting Group, Inc.,
           Class A + ............................................            810
     6,050 NIKE, Inc., Class B ..................................        399,723
       400 Nitches, Inc. + ......................................             25
       700 Noble International, Ltd. + (A) ......................             --
     2,800 Nordstrom, Inc. ......................................        105,224
     5,525 Office Depot, Inc. + .................................         35,636
     1,100 OfficeMax, Inc. + ....................................         13,959
     3,500 Omnicom Group, Inc. ..................................        137,025
     2,900 Orbitz Worldwide, Inc. + .............................         21,286
     1,260 O'Reilly Automotive, Inc. + ..........................         48,031
       650 Orleans Homebuilders, Inc. + .........................          1,059
       500 Outdoor Channel Holdings, Inc. + .....................          2,900
       300 Overstock.com, Inc. + ................................          4,068
        50 Oxford Industries, Inc. ..............................          1,034
       200 Pacific Sunwear of California + ......................            796
       600 Palm Harbor Homes, Inc. + ............................          1,242
     1,800 Panera Bread Co., Class A + ..........................        120,546
     1,500 Penn National Gaming, Inc. + .........................         40,770

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments


   SHARES                                                              VALUE
   ------                                                              ------
CONSUMER DISCRETIONARY -- 9.9% (CONTINUED)
       400 Penske Auto Group, Inc. ..............................   $      6,072
     1,500 PEP Boys-Manny Moe & Jack ............................         12,690
     1,300 Perry Ellis International, Inc. + ....................         19,578
     2,050 PetSmart, Inc. .......................................         54,715
     1,900 Pier 1 Imports, Inc. + ...............................          9,671
       800 Pinnacle Entertainment, Inc. + .......................          7,184
       565 Playboy Enterprises, Inc., Class B + .................          1,808
       275 Premier Exhibitions, Inc. + ..........................            399
       200 Pre-Paid Legal Services, Inc. + ......................          8,216
     1,000 priceline.com, Inc. + ................................        218,500
     1,000 Primedia, Inc. .......................................          3,610
       100 Princeton Review, Inc. + .............................            406
        94 Proliance International, Inc. + ......................             --
     3,840 Pulte Homes, Inc. ....................................         38,400
        50 Quiksilver, Inc. + ...................................            101
       850 RadioShack Corp. .....................................         16,575
       100 RCN Corp. + ..........................................          1,085
     2,600 Regal Entertainment Group, Class A ...................         37,544
       200 Regis Corp. ..........................................          3,114
       250 Rent-A-Center, Inc., Class A + .......................          4,430
       100 Retail Ventures, Inc. + ..............................            889
     1,500 Rick's Cabaret International, Inc. + .................         12,840
       500 Riviera Holdings Corp. + .............................            175
       100 Rocky Brands, Inc. + .................................            750
     1,950 Ross Stores, Inc. ....................................         83,285
     1,625 Royal Caribbean Cruises, Ltd. + ......................         41,080
       500 Ruby Tuesday, Inc. + .................................          3,600
     2,200 Ruth's Hospitality Group, Inc. + .....................          4,598
     1,500 Ryland Group, Inc. ...................................         29,550
     1,800 Saks, Inc. + .........................................         11,808
       100 Salem Communications Corp., Class A + ................            599
     1,000 Sally Beauty Holdings, Inc. + ........................          7,650
     2,500 Scientific Games Corp., Class A + ....................         36,375
     1,300 Scripps Networks Interactive, Inc.,
           Class A ..............................................         53,950
       200 Sealy Corp. + ........................................            632
       925 Sears Holdings Corp. + ...............................         77,191
       188 Select Comfort Corp. + ...............................          1,226
     4,375 Service Corp. International ..........................         35,831
     1,000 Sherwin-Williams Co. (The) ...........................         61,650
       400 Shoe Carnival, Inc. + ................................          8,188
       100 Shuffle Master, Inc. + ...............................            824
     2,376 Signet Jewelers, Ltd. + ..............................         63,487
       900 Sinclair Broadcast Group, Inc., Class A ..............          3,627
    35,675 Sirius XM Radio, Inc. + ..............................         21,405
       600 Six Flags, Inc. + ....................................             46
     1,000 Sonic Automotive, Inc., Class A ......................         10,390
       800 Sonic Corp. + ........................................          8,056
       603 Sotheby's ............................................         13,555
       200 Spanish Broadcasting System, Inc.,
           Class A + ............................................            156
        75 Spartan Motors, Inc. .................................            422
       400 Speedway Motorsports, Inc. ...........................          7,048
       552 Stage Stores, Inc. ...................................          6,823
       200 Stanley Furniture Co., Inc. ..........................          2,030
     8,075 Staples, Inc. ........................................        198,564
     9,400 Starbucks Corp. + ....................................        216,764
     1,473 Starwood Hotels & Resorts Worldwide,
           Inc. .................................................         53,868
         3 SteakNShakeCo.+ ......................................            810
       100 Steinway Musical Instruments + .......................          1,591
       900 Stewart Enterprises, Inc., Class A ...................          4,635
       150 Superior Industries International, Inc. ..............          2,295
     1,300 Syms Corp. + .........................................          9,399
       600 Systemax, Inc. .......................................          9,426
     1,500 Talbots, Inc. ........................................         13,365
     9,600 Target Corp. .........................................        464,352
       729 Tarragon Corp. + .....................................              5
     1,500 Tempur-Pedic International, Inc. + ...................         35,445


   SHARES                                                              VALUE
   ------                                                              ------
CONSUMER DISCRETIONARY -- 9.9% (CONTINUED)
       450  Tenneco, Inc. + .....................................   $      7,979
     1,500 Thor Industries, Inc. ................................         47,100
     1,043 Ticketmaster Entertainment, Inc. + ...................         12,745
     1,500 Tiffany & Co. ........................................         64,500
       400 Timberland Co. (The), Class A + ......................          7,172
     4,099 Time Warner Cable, Inc., Class A .....................        169,658
    15,858 Time Warner, Inc. ....................................        462,102
     6,200 TJX Cos., Inc. .......................................        226,610
     1,600 Toll Brothers, Inc. + ................................         30,096
       637 TOUSA, Inc. + ........................................             10
       200 Trans World Entertainment + ..........................            302
       300 True Religion Apparel, Inc. + ........................          5,547
     1,000 TRW Automotive Holdings Corp. + ......................         23,880
       200 Tuesday Morning Corp. + ..............................            516
       900 Ulta Salon Cosmetics & Fragrance, Inc. + .............         16,344
       200 Unifirst Corp. .......................................          9,622
       200 Universal Electronics, Inc. + ........................          4,644
       500 Universal Technical Institute, Inc. + ................         10,100
     2,500 Urban Outfitters, Inc. + .............................         87,475
       200 Value Line, Inc. .....................................          5,022
       300 Valuevision Media, Inc., Class A + ...................          1,440
     1,350 VF Corp. .............................................         98,874
     8,637 Viacom, Inc., Class B + ..............................        256,778
     2,825 Virgin Media Inc. ....................................         47,545
        50 Visteon Corp. + ......................................              1
       800 Volcom, Inc. + .......................................         13,392
       591 WABCO Holdings, Inc. .................................         15,242
       600 Walking Co. Holdings, Inc. (The) + ...................             84
    24,920 Walt Disney Co. (The) ................................        803,670
       100 Warnaco Group, Inc. (The) + ..........................          4,219
     1,150 Warner Music Group Corp. + ...........................          6,509
       296 Weight Watchers International, Inc. ..................          8,631
     6,000 Wendy's/Arby's Group, Inc., Class A ..................         28,140
         5 Westwood One, Inc. + .................................             23
     1,272 Whirlpool Corp. ......................................        102,600
     1,100 Williams-Sonoma, Inc. ................................         22,858
       500 Winnebago Industries + ...............................          6,100
       400 Wolverine World Wide, Inc. ...........................         10,888
       600 World Wrestling Entertainment, Inc.,
           Class A ..............................................          9,198
       100 WorldSpace, Inc., Class A + ..........................              3
     2,085 Wyndham Worldwide Corp. ..............................         42,054
     1,400 Wynn Resorts, Ltd. + .................................         81,522
       100 Young Broadcasting, Inc., Class A + ..................              1
     6,550 Yum! Brands, Inc. ....................................        229,054
     1,900 Zale Corp. + .........................................          5,168
                                                                    ------------
                                                                      17,591,325
                                                                    ------------
CONSUMER STAPLES -- 10.0%
     1,000 Alberto-Culver Co., Class B ..........................         29,290
       200 Alico, Inc. ..........................................          5,692
     2,200 Alliance One International, Inc. + ...................         10,736
    31,675 Altria Group, Inc. ...................................        621,780
     1,116 American Italian Pasta Co., Class A + ................         38,826
     1,550 Andersons, Inc. (The) ................................         40,021
     8,886 Archer-Daniels-Midland Co. ...........................        278,221
     4,950 Avon Products, Inc. ..................................        155,925
       312 Boston Beer Co., Inc., Class A + .....................         14,539
     2,300 Brown-Forman Corp., Class B ..........................        123,211
     1,900 Bunge, Ltd. ..........................................        121,277
     3,175 Campbell Soup Co. ....................................        107,315
     1,500 Central European Distribution Corp. + ................         42,615
     1,100 Church & Dwight Co., Inc. ............................         66,495
     2,300 Clorox Co. ...........................................        140,300
    32,720 Coca-Cola Co. (The) ..................................      1,865,040
     5,420 Coca-Cola Enterprises, Inc. ..........................        114,904
     8,180 Colgate-Palmolive Co. ................................        671,987
     7,173 ConAgra Foods, Inc. ..................................        165,338
     2,550 Constellation Brands, Inc., Class A + ................         40,622

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments


   SHARES                                                              VALUE
   ------                                                              ------
CONSUMER STAPLES -- 10.0% (CONTINUED)
     2,300 Corn Products International, Inc. ....................   $     67,229
     5,850 Costco Wholesale Corp. ...............................        346,144
    22,242 CVS Caremark Corp. ...................................        716,415
       650 Darling International, Inc. + ........................          5,447
     4,134 Dean Foods Co. + .....................................         74,577
     4,205 Del Monte Foods Co. ..................................         47,685
       100 Diedrich Coffee, Inc. + ..............................          3,485
     1,500 Dole Food Co., Inc. + ................................         18,615
     3,600 Dr. Pepper Snapple Group, Inc. .......................        101,880
     1,300 Energizer Holdings, Inc. + ...........................         79,664
     1,100 Estee Lauder Cos., Inc. (The), Class A ...............         53,196
     1,125 Flowers Foods, Inc. ..................................         26,730
     5,100 General Mills, Inc. ..................................        361,131
     2,800 Great Atlantic & Pacific Tea Co. + ...................         33,012
     1,500 Hain Celestial Group, Inc. (The) + ...................         25,515
     1,100 Hansen Natural Corp. + ...............................         42,240
       800 Herbalife, Ltd. ......................................         32,456
     2,600 Hershey Co. (The) ....................................         93,054
     4,850 HJ Heinz Co. .........................................        207,386
     1,050 Hormel Foods Corp. ...................................         40,372
     1,550 Ingles Markets, Inc., Class A ........................         23,452
     2,139 Inter Parfums, Inc. ..................................         26,032
     1,500 JM Smucker Co. (The) .................................         92,625
     3,250 Kellogg Co. ..........................................        172,900
     6,474 Kimberly-Clark Corp. .................................        412,458
    19,171 Kraft Foods, Inc., Class A ...........................        521,068
     9,425 Kroger Co. (The) .....................................        193,495
     2,625 Lorillard, Inc. ......................................        210,604
       700 Mannatech, Inc. ......................................          2,184
     1,750 McCormick & Co., Inc. ................................         63,227
       200 MGP Ingredients, Inc. + ..............................          1,530
     2,200 Molson Coors Brewing Co., Class B ....................         99,352
       100 Natural Health Trends Corp. + ........................             14
       850 NBTY, Inc. + .........................................         37,009
     1,970 Pepsi Bottling Group, Inc. ...........................         73,875
     1,500 PepsiAmericas, Inc. ..................................         43,890
    24,240 PepsiCo, Inc. ........................................      1,473,792
    27,125 Philip Morris International, Inc. ....................      1,307,154
     1,200 Prestige Brands Holdings, Inc. + .....................          9,432
       585 Pricesmart, Inc. .....................................         11,957
    44,352 Procter & Gamble Co. (The) ...........................      2,689,062
       700 Ralcorp Holdings, Inc. + .............................         41,797
       100 Reliv International, Inc. ............................            328
     2,714 Reynolds American, Inc. ..............................        143,760
     7,050 Rite Aid Corp. + .....................................         10,646
        70 Rocky Mountain Chocolate Factory, Inc. ...............            567
     4,900 Safeway, Inc. ........................................        104,321
        50 Sanderson Farms, Inc. ................................          2,108
       700 SIRVA, Inc. + (A) ....................................             --
     1,200 Smithfield Foods, Inc. + .............................         18,228
       200 Spectrum Brands, Inc. + (A) ..........................             --
     2,500 Star Scientific, Inc. + ..............................          1,750
     3,036 SUPERVALU, Inc. ......................................         38,588
     8,600 Sysco Corp. ..........................................        240,284
     3,805 Tyson Foods, Inc., Class A ...........................         46,687
       198 USANA Health Sciences, Inc. + ........................          6,316
    15,350 Walgreen Co. .........................................        563,652
    33,395 Wal-Mart Stores, Inc. ................................      1,784,963
     1,500 WD-40 Co. ............................................         48,540
     2,425 Whole Foods Market, Inc. + ...........................         66,566
                                                                    ------------
                                                                      17,730,534
                                                                    ------------
ENERGY -- 10.8%
     3,550 Allis-Chalmers Energy, Inc. + ........................         13,384
     1,500 Alon USA Energy, Inc. ................................         10,260
     2,250 Alpha Natural Resources, Inc. + ......................         97,605
       100 American Oil & Gas, Inc. + ...........................            420
     7,156 Anadarko Petroleum Corp. .............................        446,678


   SHARES                                                              VALUE
   ------                                                              ------
ENERGY -- 10.8% (CONTINUED)
     5,206 Apache Corp. .........................................   $    537,103
     1,000 Approach Resources, Inc. + ...........................          7,720
     2,000 Arch Coal, Inc. ......................................         44,500
       880 Atlas Energy, Inc. ...................................         26,550
     2,300 Atlas Pipeline Holdings, LP ..........................         15,594
     3,250 Baker Hughes, Inc. ...................................        131,560
       600 Barnwell Industries, Inc. + ..........................          2,700
       900 Basic Energy Services, Inc. + ........................          8,010
       400 Berry Petroleum Co., Class A .........................         11,660
       900 BioFuel Energy Corp. + ...............................          2,475
     3,672 BJ Services Co. ......................................         68,299
       900 Bolt Technology Corp. + ..............................          9,918
    10,500 Boots & Coots, Inc. + ................................         17,325
     3,100 BPZ Resources, Inc. + ................................         29,450
     1,400 Brigham Exploration Co. + ............................         18,970
       200 Bristow Group, Inc. + ................................          7,690
       375 Bronco Drilling Co., Inc. + ..........................          1,901
       900 Cabot Oil & Gas Corp. ................................         39,231
     1,218 Cal Dive International, Inc. + .......................          9,208
     4,500 Callon Petroleum Co. + ...............................          6,750
     3,300 Cameron International Corp. + ........................        137,940
       150 CARBO Ceramics, Inc. .................................         10,225
       200 Cheniere Energy, Inc. + ..............................            484
     8,600 Chesapeake Energy Corp. ..............................        222,568
    31,199 Chevron Corp. ........................................      2,402,011
     1,047 Cimarex Energy Co. ...................................         55,460
     1,600 Clean Energy Fuels Corp. + ...........................         24,656
       800 Complete Production Services, Inc. + .................         10,400
       400 Comstock Resources, Inc. + ...........................         16,228
     1,500 Concho Resources, Inc. + .............................         67,350
    23,101 ConocoPhillips .......................................      1,179,768
     1,700 Consol Energy, Inc. ..................................         84,660
       200 Cross Timbers Royalty Trust ..........................          6,744
     2,500 Crosstex Energy, Inc. ................................         15,125
     1,000 CVR Energy, Inc. + ...................................          6,860
       400 Dawson Geophysical Co. + .............................          9,244
     1,000 Delek US Holdings, Inc. ..............................          6,810
     2,500 Delta Petroleum Corp. + ..............................          2,600
     3,050 Denbury Resources, Inc. + ............................         45,140
     5,636 Devon Energy Corp. ...................................        414,246
     2,477 DHT Maritime, Inc. ...................................          9,115
       250 Diamond Offshore Drilling, Inc. ......................         24,605
     1,500 Dresser-Rand Group, Inc. + ...........................         47,415
    11,164 El Paso Corp. ........................................        109,742
       950 Encore Acquisition Co. + .............................         45,619
        15 Energy Partners, Ltd. + ..............................            128
     2,200 Ensco International PLC ADR ..........................         87,868
     2,975 EOG Resources, Inc. ..................................        289,468
       400 Evergreen Energy, Inc. + .............................            137
     2,700 EXCO Resources, Inc. .................................         57,321
     1,612 Exterran Holdings, Inc. + ............................         34,577
    74,100 Exxon Mobil Corp. ....................................      5,052,879
     1,978 FMC Technologies, Inc. + .............................        114,408
       950 Forest Oil Corp. + ...................................         21,137
     1,100 Frontier Oil Corp. ...................................         13,244
     1,500 General Maritime Corp. ...............................         10,485
     2,100 Geokinetics, Inc. + ..................................         20,202
       100 GeoMet, Inc. + .......................................            146
       500 Georesources, Inc. + .................................          6,830
     1,450 Global Industries, Ltd. + ............................         10,339
     1,500 Goodrich Petroleum Corp. + ...........................         36,525
       381 Gulf Island Fabrication, Inc. ........................          8,012
       300 Gulfmark Offshore, Inc. + ............................          8,493
     1,250 Gulfport Energy Corp. + ..............................         14,312
    13,150 Halliburton Co. ......................................        395,683
     1,000 Helix Energy Solutions Group, Inc. + .................         11,750
     1,750 Helmerich & Payne, Inc. ..............................         69,790
     1,900 Hercules Offshore, Inc. + ............................          9,082
     5,552 Hess Corp. ...........................................        335,896

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments


   SHARES                                                              VALUE
   ------                                                              ------
ENERGY -- 10.8% (CONTINUED)
      500  Hornbeck Offshore Services, Inc. + ...................   $     11,640
     2,325 International Coal Group, Inc. + .....................          8,975
     1,750 ION Geophysical Corp. + ..............................         10,360
       450 James River Coal Co. + ...............................          8,339
     1,200 Key Energy Services, Inc. + ..........................         10,548
       731 Kinder Morgan Management LLC + .......................         39,955
     7,300 Kodiak Oil & Gas Corp. + .............................         16,206
     9,722 Marathon Oil Corp. ...................................        303,521
     1,000 Mariner Energy, Inc. + ...............................         11,610
       900 Massey Energy Co. ....................................         37,809
       450 Matrix Service Co. + .................................          4,793
     1,500 McMoRan Exploration Co. + ............................         12,030
     3,100 Murphy Oil Corp. .....................................        168,020
     5,000 Nabors Industries, Ltd. + ............................        109,450
       400 National Coal Corp. + ................................            332
     5,845 National Oilwell Varco, Inc. .........................        257,706
     2,225 Newfield Exploration Co. + ...........................        107,312
     3,175 Newpark Resources, Inc. + ............................         13,430
       100 NGAS Resources, Inc. + ...............................            169
     1,400 Noble Energy, Inc. ...................................         99,708
    12,510 Occidental Petroleum Corp. ...........................      1,017,688
     2,200 Oceaneering International, Inc. + ....................        128,744
       100 Omni Energy Services Corp. + .........................            125
     1,500 OYO Geospace Corp. + .................................         64,335
       100 Pacific Ethanol, Inc. + ..............................             72
     3,600 Parker Drilling Co. + ................................         17,820
       730 Patriot Coal Corp. + .................................         11,286
     1,950 Patterson-UTI Energy, Inc. ...........................         29,933
     4,250 Peabody Energy Corp. .................................        192,143
     3,147 Petrohawk Energy Corp. + .............................         75,497
       496 Petroleum Development Corp. + ........................          9,032
     2,300 Petroquest Energy, Inc. + ............................         14,099
     1,350 Pioneer Drilling Co. + ...............................         10,665
     1,325 Pioneer Natural Resources Co. ........................         63,825
     2,453 Plains Exploration & Production Co. + ................         67,850
     2,950 Pride International, Inc. + ..........................         94,135
     1,700 Pyramid Oil Co. + ....................................          8,653
     1,700 Quicksilver Resources, Inc. + ........................         25,517
     1,900 Range Resources Corp. ................................         94,715
       600 Rex Energy Corp. + ...................................          7,200
     2,000 Rosetta Resources, Inc. + ............................         39,860
     1,600 Rowan Cos., Inc. .....................................         36,224
     1,250 RPC, Inc. ............................................         13,000
     3,400 Sandridge Energy + ...................................         32,062
    18,600 Schlumberger, Ltd. ...................................      1,210,674
       500 SEACOR Holdings, Inc. + ..............................         38,125
     3,200 Smith International, Inc. ............................         86,944
     1,172 Southern Union Co. ...................................         26,604
     4,500 Southwestern Energy Co. + ............................        216,900
     8,341 Spectra Energy Corp. .................................        171,074
     1,550 St. Mary Land & Exploration Co. ......................         53,072
     1,065 Sunoco, Inc. .........................................         27,796
       950 Superior Energy Services, Inc. + .....................         23,075
       150 Superior Well Services, Inc. + .......................          2,139
     3,500 Syntroleum Corp. + ...................................          9,310
       500 T-3 Energy Services, Inc. + ..........................         12,750
     1,500 Tesoro Corp. .........................................         20,325
       202 TGC Industries, Inc. + ...............................            790
       750 Tidewater, Inc. ......................................         35,963
       500 Toreador Resources Corp. .............................          4,950
     1,600 Trico Marine Services, Inc. + ........................          7,264
       750 TXCO Resources, Inc. + ...............................            112
     2,465 Ultra Petroleum Corp. + ..............................        122,905
       200 Union Drilling, Inc. + ...............................          1,250
       850 Uranium Resources, Inc. + ............................            654
     1,150 USEC, Inc. + .........................................          4,428
     1,100 Vaalco Energy, Inc. ..................................          5,005
     8,114 Valero Energy Corp. ..................................        135,909
     1,550 Venoco, Inc. + .......................................         20,212



   SHARES                                                              VALUE
   ------                                                              ------
ENERGY -- 10.8% (CONTINUED)
       462 VeraSun Energy Corp. + ...............................   $          1
         8 Verenium Corp. + .....................................             36
       800 W&T Offshore, Inc. ...................................          9,360
       300 Warren Resources, Inc. + .............................            735
     1,500 Western Refining, Inc. + .............................          7,065
       500 Westmoreland Coal Co. + ..............................          4,455
     8,350 Williams Cos., Inc. (The) ............................        176,018
     8,410 XTO Energy, Inc. .....................................        391,317
                                                                    ------------
                                                                      19,242,298
                                                                    ------------
FINANCIALS -- 15.8%
       200 21st Century Holding Co. .............................            806
       900 Abington Bancorp, Inc. ...............................          6,201
         1 AcadiaRealtyTrust ....................................             17
       600 Advance America Cash Advance Centers,
           Inc. .................................................          3,336
       300 Advanta Corp., Class B ...............................              8
       200 Affirmative Insurance Holdings, Inc. .................            816
     7,250 Aflac, Inc. ..........................................        335,313
     8,175 Allstate Corp. (The) .................................        245,577
       100 Altisource Portfolio Solutions SA + ..................          2,099
     1,725 AMB Property Corp. ...................................         44,074
       519 Ambac Financial Group, Inc. + ........................            431
       411 Amcore Financial, Inc. + .............................            510
       807 American Campus Communities, Inc. ....................         22,677
     1,100 American Equity Investment Life Holding
           Co. ..................................................          8,184
    15,250 American Express Co. .................................        617,930
     1,100 American Financial Group, Inc. .......................         27,445
       550 AmeriCredit Corp. + ..................................         10,472
     3,080 Ameriprise Financial, Inc. ...........................        119,566
       310 Anchor Bancorp Wisconsin, Inc. .......................            195
     8,225 Annaly Capital Management, Inc. ......................        142,704
     1,500 Anworth Mortgage Asset Corp. .........................         10,500
     2,450 AON Corp. ............................................         93,933
     1,256 Apartment Investment & Management
           Co., Class A .........................................         19,996
       200 Arbor Realty Trust, Inc. .............................            398
       900 Arch Capital Group, Ltd. + ...........................         64,395
           Class A + ............................................             61
     3,000 Arthur J. Gallagher & Co. ............................         67,530
       544 Ashford Hospitality Trust, Inc. + ....................          2,524
     2,700 Aspen Insurance Holdings, Ltd. .......................         68,715
       400 Asset Acceptance Capital Corp. + .....................          2,712
     1,354 Associated Banc-Corp .................................         14,908
       300 Associated Estates Realty Corp. ......................          3,381
     3,100 Assurant, Inc. .......................................         91,388
       600 Assured Guaranty, Ltd. ...............................         13,056
       700 Astoria Financial Corp. ..............................          8,701
     1,347 AvalonBay Communities, Inc. ..........................        110,602
       600 Avatar Holdings, Inc. + ..............................         10,206
     3,600 Axis Capital Holdings, Ltd. ..........................        102,276
        50 Bancorp, Inc. + ......................................            343
     1,150 BancorpSouth, Inc. ...................................         26,979
   151,848 Bank of America Corp. ................................      2,286,831
       450 Bank of Hawaii Corp. .................................         21,177
    18,563 Bank of New York Mellon Corp. (The) ..................        519,207
        80 BankAtlantic Bancorp, Inc., Class A ..................            104
       700 BankFinancial Corp. ..................................          6,930
     9,625 BB&T Corp. ...........................................        244,186
       500 Beneficial Mutual Bancorp, Inc. + ....................          4,920
       624 Berkshire Hathaway, Inc., Class B + ..................      2,050,464
     1,000 BGC Partners, Inc., Class A ..........................          4,620
     1,000 BioMed Realty Trust, Inc. ............................         15,780
     1,000 Boston Private Financial Holdings, Inc. ..............          5,770
     2,125 Boston Properties, Inc. ..............................        142,524
     2,988 Brandywine Realty Trust ..............................         34,063
     1,325 BRE Properties, Inc. .................................         43,831

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments


   SHARES                                                              VALUE
   ------                                                              ------
FINANCIALS -- 15.8% (CONTINUED)
     1,000 Broadpoint Gleacher Securities, Inc. + ...............   $      4,460
     4,775 Brookfield Properties Corp. ..........................         57,873
     1,500 Brookline Bancorp, Inc. ..............................         14,865
     1,400 Brown & Brown, Inc. ..................................         25,158
       100 Camden National Corp. ................................          3,270
     1,425 Camden Property Trust ................................         60,377
       350 Capital City Bank Group, Inc. ........................          4,844
       200 Capital Corp of the West + ...........................             --
     6,250 Capital One Financial Corp. ..........................        239,625
     3,839 CapitalSource, Inc. ..................................         15,241
       700 CapLease, Inc. .......................................          3,066
     1,700 Capstead Mortgage Corp. ..............................         23,205
       100 Cardinal Financial Corp. .............................            874
     1,000 Cascade Bancorp ......................................            690
       288 Cathay General Bancorp ...............................          2,174
     2,825 CB Richard Ellis Group, Inc., Class A + ..............         38,335
     4,080 CBL & Associates Properties, Inc. ....................         39,454
       650 Cedar Shopping Centers, Inc. .........................          4,420
       700 Centerline Holding Co., LP + .........................             66
    14,914 Charles Schwab Corp. (The) ...........................        280,681
       400 Charter Financial Corp. ..............................          4,000
     1,500 Chemical Financial Corp. .............................         35,370
     6,900 Chimera Investment Corp. .............................         26,772
     5,300 Chubb Corp. ..........................................        260,654
     2,394 Cincinnati Financial Corp. ...........................         62,819
   232,550 Citigroup, Inc. ......................................        769,740
       657 Citizens Republic Bancorp, Inc. + ....................            453
     2,500 City Bank ............................................          4,350
     2,200 City National Corp. ..................................        100,320
       975 CME Group, Inc., Class A .............................        327,551
       500 CNA Surety Corp. + ...................................          7,445
       750 CoBiz Financial, Inc. ................................          3,562
     1,000 Cogdell Spencer, Inc. ................................          5,660
       350 Cohen & Steers, Inc. .................................          7,994
       429 Colonial Properties Trust ............................          5,032
       276 Columbia Banking System, Inc. ........................          4,466
     1,125 Commerce Bancshares, Inc. ............................         43,560
       563 Community Bancorp + ..................................              5
       500 Community Bank System, Inc. ..........................          9,655
       100 Community Trust Bancorp, Inc. ........................          2,445
       200 CompuCredit Holdings Corp. ...........................            666
     6,200 Conseco, Inc. + ......................................         31,000
     2,350 Corporate Office Properties Trust ....................         86,080
       800 Corus Bankshares, Inc. + .............................             28
     1,814 Cousins Properties, Inc. .............................         13,841
     5,500 Crawford & Co., Class B + ............................         21,670
       450 Cullen/Frost Bankers, Inc. ...........................         22,500
     1,000 CVB Financial Corp. ..................................          8,640
     6,450 DCT Industrial Trust, Inc. ...........................         32,379
        23 Deerfield Capital Corp. ..............................            106
       322 Delphi Financial Group, Inc., Class A ................          7,203
     3,995 Developers Diversified Realty Corp. ..................         36,994
     3,400 DiamondRock Hospitality Co. ..........................         28,798
      500 Digital Realty Trust, Inc. ............................         25,140
     7,425 Discover Financial Services ..........................        109,222
     1,100 Donegal Group, Inc., Class A .........................         17,094
     1,100 Douglas Emmett, Inc. .................................         15,675
       400 Duff & Phelps Corp., Class A .........................          7,304
     3,101 Duke Realty Corp. ....................................         37,739
    27,787 E*Trade Financial Corp. + ............................         48,627
     2,000 East West Bancorp, Inc. ..............................         31,600
     1,325 Eaton Vance Corp. ....................................         40,293
     1,000 Education Realty Trust, Inc. .........................          4,840
     1,500 eHealth, Inc. + ......................................         24,645
       200 Encore Capital Group, Inc. + .........................          3,480
     1,500 Endurance Specialty Holdings, Ltd. ...................         55,845
        50 Enterprise Financial Services Corp. ..................            385
     4,779 Equity Residential ...................................        161,435



   SHARES                                                              VALUE
   ------                                                              ------
FINANCIALS -- 15.8% (CONTINUED)
       700 Everest Re Group, Ltd. ...............................   $     59,976
       500 Extra Space Storage, Inc. ............................          5,775
    15,525 Fannie Mae + .........................................         18,319
       974 FBL Financial Group, Inc., Class A ...................         18,038
       400 Federal Realty Investment Trust ......................         27,088
     1,200 Federated Investors, Inc., Class B ...................         33,000
     1,000 FelCor Lodging Trust, Inc. + .........................          3,600
     2,100 FFD Financial Corp. ..................................         28,518
     3,291 Fidelity National Financial, Inc., Class A ...........         44,297
    11,701 Fifth Third Bancorp ..................................        114,085
     1,200 Financial Institutions, Inc. .........................         14,136
       100 First Acceptance Corp. + .............................            195
     1,827 First American Corp. .................................         60,492
       300 First Bancorp ........................................          4,191
     2,500 First BanCorp ........................................          5,750
       500 First Cash Financial Services, Inc. + ................         11,095
       800 First Commonwealth Financial Corp. ...................          3,720
       425 First Community Bancshares, Inc. .....................          5,121
       100 First Financial Corp. ................................          3,052
     2,291 First Horizon National Corp. + .......................         30,697
       650 First Industrial Realty Trust, Inc. ..................          3,400
        50 First Marblehead Corp. (The) + .......................            107
     2,008 First Niagara Financial Group, Inc. ..................         27,931
       800 First Potomac Realty Trust ...........................         10,056
       200 First State Bancorporation + .........................             80
     2,607 FirstMerit Corp. .....................................         52,505
       200 Flagstar Bancorp, Inc. + .............................            120
       950 Flagstone Reinsurance Holdings, Ltd. .................         10,393
     1,500 FNB Corp. ............................................         10,185
     2,100 Forest City Enterprises, Inc., Class A + .............         24,738
       350 Franklin Bank Corp. + ................................              2
     2,550 Franklin Resources, Inc. .............................        268,643
       950 Franklin Street Properties Corp. .....................         13,880
       150 Fremont General Corp. + ..............................             95
       490 Frontier Financial Corp. + ...........................          1,720
     2,734 Fulton Financial Corp. ...............................         23,840
       440 FX Real Estate and Entertainment, Inc. + .............             66
       450 General Growth Properties, Inc. ......................          5,202
     5,850 Genworth Financial, Inc., Class A + ..................         66,397
       400 Getty Realty Corp. ...................................          9,412
       900 Glacier Bancorp, Inc. ................................         12,348
     1,600 GLG Partners, Inc. + .................................          5,152
       800 Glimcher Realty Trust ................................          2,160
     8,120 Goldman Sachs Group, Inc. (The) ......................      1,370,981
       435 Gramercy Capital Corp. + .............................          1,127
       338 Green Bankshares, Inc. ...............................          1,200
       300 Grubb & Ellis Co. + ..................................            384
     1,000 Guaranty Bancorp + ...................................          1,320
       708 Guaranty Financial Group, Inc. + .....................             15
       100 Hallmark Financial Services + ........................            796
       550 Hanmi Financial Corp. + ..............................            660
     1,400 Hanover Insurance Group, Inc. (The) ..................         62,202
     1,500 Harleysville Group, Inc. .............................         47,685
     4,750 Hartford Financial Services Group, Inc. ..............        110,485
     1,175 HCC Insurance Holdings, Inc. .........................         32,865
     5,125 HCP, Inc. ............................................        156,517
     1,500 Healthcare Realty Trust, Inc. ........................         32,190
     1,200 Health Care REIT, Inc. ...............................         53,184
        50 Heritage Commerce Corp. ..............................            201
       700 Hersha Hospitality Trust .............................          2,198
       650 Highwoods Properties, Inc. ...........................         21,677
     1,500 Hilltop Holdings, Inc. + .............................         17,460
       600 Home Bancshares, Inc. ................................         14,442
     1,000 Horace Mann Educators Corp. ..........................         12,500
     2,500 Hospitality Properties Trust .........................         59,275
    10,924 Host Hotels & Resorts, Inc. ..........................        127,483
     5,175 HRPT Properties Trust ................................         33,482
     6,626 Hudson City Bancorp, Inc. ............................         90,975

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments


   SHARES                                                              VALUE
   ------                                                              ------
FINANCIALS -- 15.8% (CONTINUED)
    13,651 Huntington Bancshares, Inc. ..........................   $     49,826
        85 IMPAC Mortgage Holdings, Inc. + ......................            276
     1,200 Imperial Capital Bancorp, Inc. + .....................             25
       150 Independent Bank Corp. ...............................            108
     2,225 IndyMac Bancorp, Inc. + ..............................             76
     1,500 Infinity Property & Casualty .........................         60,960
     1,100 Inland Real Estate Corp. .............................          8,965
     1,500 Interactive Brokers Group, Inc., Class A + ...........         26,580
       875 IntercontinentalExchange, Inc. + .....................         98,262
       500 International Assets Holding Corp. + .................          7,270
       700 International Bancshares Corp. .......................         13,251
       550 Intervest Bancshares Corp., Class A ..................          1,804
     5,700 Invesco, Ltd. ........................................        133,893
     2,000 Investment Technology Group, Inc. + ..................         39,400
       800 Investors Bancorp, Inc. + ............................          8,752
     1,800 Investors Real Estate Trust ..........................         16,200
       100 Irwin Financial Corp. + ..............................              1
     1,564 iStar Financial, Inc. ................................          4,004
     2,475 Janus Capital Group, Inc. ............................         33,289
     1,700 Jefferies Group, Inc. ................................         40,341
    59,859 JPMorgan Chase & Co. .................................      2,494,325
       600 Kearny Financial Corp. ...............................          6,048
    12,173 KeyCorp ..............................................         67,560
     7,025 Kimco Realty Corp. ...................................         95,048
       800 Kite Realty Group Trust ..............................          3,256
       400 Knight Capital Group, Inc., Class A + ................          6,160
       200 LaBranche & Co., Inc. + ..............................            568
     1,500 LaSalle Hotel Properties .............................         31,845
     2,700 Legg Mason, Inc. .....................................         81,432
     2,505 Leucadia National Corp. + ............................         59,594
     1,626 Lexington Realty Trust ...............................          9,886
     2,450 Liberty Property Trust ...............................         78,424
     3,700 Lincoln National Corp. ...............................         92,056
     4,200 Loews Corp. ..........................................        152,670
     1,337 M&T Bank Corp. .......................................         89,432
     1,270 Macerich Co. (The) ...................................         45,656
     1,500 Mack-Cali Realty Corp. ...............................         51,855
     7,800 Maguire Properties, Inc. + ...........................         11,778
     1,000 Maiden Holdings, Ltd. ................................          7,320
     6,470 Marsh & McLennan, Inc. ...............................        142,858
     9,732 Marshall & Ilsley Corp. ..............................         53,039
     2,100 Max Capital Group, Ltd. ..............................         46,830
       244 MB Financial, Inc. ...................................          4,812
     1,900 MBIA, Inc. + .........................................          7,562
       967 Meadowbrook Insurance Group, Inc. ....................          7,156
       600 Medallion Financial Corp. ............................          4,902
       500 Medical Properties Trust, Inc. .......................          5,000
     8,921 MetLife, Inc. ........................................        315,357
     2,600 MF Global Holdings, Ltd. + ...........................         18,070
     3,000 MFA Mortgage Investments, Inc. .......................         22,050
     1,500 MGIC Investment Corp. + ..............................          8,670
       100 Mid-America Apartment Communities, Inc. ..............          4,828
       250 Midwest Banc Holdings, Inc. + ........................             90
     2,200 Montpelier Re Holdings, Ltd. .........................         38,104
     2,575 Moody's Corp. ........................................         69,010
    17,025 Morgan Stanley .......................................        503,940
     1,000 MSCI, Inc., Class A + ................................         31,800
       600 Nara Bancorp, Inc. ...................................          6,804
     2,450 NASDAQ OMX Group, Inc. + .............................         48,559
       400 National Interstate Corp. ............................          6,784
     2,500 National Penn Bancshares, Inc. .......................         14,475
     1,500 National Retail Properties, Inc. .....................         31,830
     2,350 Nationwide Health Properties, Inc. ...................         82,673
       500 NBT Bancorp, Inc. ....................................         10,185
     4,312 New York Community Bancorp, Inc. .....................         62,567
     2,600 NewAlliance Bancshares, Inc. .........................         31,226
       350 Newcastle Investment Corp. + .........................            732
        50 North Valley Bancorp .................................            104



   SHARES                                                              VALUE
   ------                                                              ------
FINANCIALS -- 15.8% (CONTINUED)
     3,450 Northern Trust Corp. .................................   $    180,780
       156 NorthStar Realty Finance Corp. .......................            535
     3,375 Northwest Bancshares, Inc. ...........................         38,205
     4,550 NYSE Euronext ........................................        115,115
       300 Ocwen Financial Corp. + ..............................          2,871
     1,500 Old National Bancorp .................................         18,645
     3,236 Old Republic International Corp. .....................         32,489
       400 Old Second Bancorp, Inc. .............................          2,756
       800 Omega Healthcare Investors, Inc. .....................         15,560
       600 OneBeacon Insurance Group, Ltd.,
           Class A ..............................................          8,268
       432 Oriental Financial Group, Inc. .......................          4,666
     3,000 Oritani Financial Corp. ..............................         41,190
       283 Pacific Capital Bancorp NA ...........................            272
       200 Parkway Properties, Inc. .............................          4,164
       900 PartnerRe, Ltd. ......................................         67,194
     1,000 Penn Treaty American Corp. ...........................            100
     4,347 People's United Financial, Inc. ......................         72,595
       123 PHH Corp. + ..........................................          1,982
     8,850 Phoenix Cos., Inc. (The) .............................         24,603
     1,500 Pinnacle Financial Partners, Inc. + ..................         21,330
     2,684 Plum Creek Timber Co., Inc. ..........................        101,348
     7,325 PMI Group, Inc. ......................................         18,459
    11,575 Popular, Inc. ........................................         26,159
     2,000 Post Properties, Inc. ................................         39,200
     1,000 Preferred Bank .......................................          1,800
       100 Primus Guaranty, Ltd. + ..............................            305
     4,400 Principal Financial Group, Inc. ......................        105,776
     1,222 PrivateBancorp, Inc., Class A ........................         10,961
       265 ProAssurance Corp. + .................................         14,233
     9,325 Progressive Corp. (The) ..............................        167,757
     6,744 ProLogis .............................................         92,325
     1,000 Protective Life Corp. ................................         16,550
     1,500 Provident Financial Services, Inc. ...................         15,975
     1,050 Provident New York Bancorp ...........................          8,862
     7,250 Prudential Financial, Inc. ...........................        360,760
     2,139 Public Storage .......................................        174,222
     2,077 Pzena Investment Management, Inc.,
           Class A + ............................................         16,907
     1,370 Radian Group, Inc. ...................................         10,015
       200 RAIT Financial Trust .................................            262
     1,000 Ramco-Gershenson Properties Trust ....................          9,540
     1,200 Raymond James Financial, Inc. ........................         28,524
     1,001 Rayonier, Inc. .......................................         42,202
     1,300 Realty Income Corp. ..................................         33,683
     2,200 Redwood Trust, Inc. ..................................         31,812
     1,825 Regency Centers Corp. ................................         63,984
    18,606 Regions Financial Corp. ..............................         98,426
       350 Reinsurance Group of America, Inc.,
           Class A ..............................................         16,677
     2,300 RenaissanceRe Holdings, Ltd. .........................        122,245
        50 Renasant Corp. .......................................            680
       315 Republic Bancorp, Inc., Class A ......................          6,489
       250 Resource America, Inc., Class A ......................          1,010
       200 Resource Capital Corp. ...............................            984
       400 Riskmetrics Group, Inc. + ............................          6,364
     1,700 Roma Financial Corp. .................................         21,012
       600 Santander BanCorp + ..................................          7,368
       200 Saul Centers, Inc. ...................................          6,552
       700 SeaBright Insurance Holdings, Inc. + .................          8,043
       750 Seacoast Banking Corp of Florida .....................          1,222
       600 Selective Insurance Group ............................          9,870
     3,350 Senior Housing Properties Trust ......................         73,264
     1,900 Signature Bank + .....................................         60,610
     1,500 Simmons First National , Class A .....................         41,700
     4,596 Simon Property Group, Inc. ...........................        366,783
     1,500 SL Green Realty Corp. ................................         75,360
     5,500 SLM Corp. + ..........................................         61,985

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments



   SHARES                                                              VALUE
   ------                                                              ------
FINANCIALS -- 15.8% (CONTINUED)
       150 South Financial Group, Inc. (The) ....................   $         97
       994 Southern Missouri Bancorp, Inc. ......................         11,431
        50 Southwest Bancorp, Inc. ..............................            347
     1,416 Sovran Self Storage, Inc. ............................         50,594
     1,500 St. Joe Co. (The) + ..................................         43,335
       490 StanCorp Financial Group, Inc. .......................         19,610
       400 State Auto Financial Corp. ...........................          7,400
     7,815 State Street Corp. ...................................        340,265
        50 Sterling Bancorp, Class N ............................            357
     1,100 Sterling Bancshares, Inc. ............................          5,643
       394 Sterling Financial Corp. .............................            244
       300 Stewart Information Services Corp. ...................          3,384
       100 Strategic Hotels & Resorts, Inc. + ...................            186
        50 Suffolk Bancorp ......................................          1,485
       822 Sun Bancorp, Inc. + ..................................          3,082
       500 Sun Communities, Inc. ................................          9,875
     2,595 Sunstone Hotel Investors, Inc. .......................         23,044
     6,580 SunTrust Banks, Inc. .................................        133,508
       150 Superior Bancorp + ...................................            493
     2,190 Susquehanna Bancshares, Inc. .........................         12,899
     2,150 SVB Financial Group + ................................         89,633
    10,831 Synovus Financial Corp. ..............................         22,204
     4,525 T Rowe Price Group, Inc. .............................        240,956
       500 Taubman Centers, Inc. ................................         17,955
     1,500 TCF Financial Corp. ..................................         20,430
     4,103 TD Ameritrade Holding Corp. + ........................         79,516
        50 Tejon Ranch Co. + ....................................          1,461
       784 Texas Capital Bancshares, Inc. + .....................         10,945
     1,250 TFS Financial Corp. ..................................         15,175
       200 Thomas Weisel Partners Group, Inc. + .................            756
       225 Thornburg Mortgage, Inc. + ...........................              2
     2,700 Torchmark Corp. ......................................        118,665
       100 TowneBank ............................................          1,168
       100 TradeStation Group, Inc. + ...........................            789
     8,059 Travelers Cos., Inc. (The) ...........................        401,822
        90 Tree.com, Inc. + .....................................            824
       950 Triad Guaranty, Inc. + ...............................            256
       400 Trico Bancshares .....................................          6,660
     1,208 Trustco Bank Corp. ...................................          7,610
    29,509 U.S. Bancorp .........................................        664,248
     2,328 UDR, Inc. ............................................         38,272
       760 UMB Financial Corp. ..................................         29,906
     2,300 Umpqua Holdings Corp. ................................         30,843
       650 United America Indemnity, Ltd., Class A + ............          5,148
     2,374 United Community Banks, Inc. + .......................          8,048
       317 United Community Financial Corp. + ...................            460
       403 United Financial Bancorp, Inc. .......................          5,283
       300 United Fire & Casualty Co. ...........................          5,469
       400 United PanAm Financial Corp. + .......................          1,276
       315 United Security Bancshares + .........................          1,380
       350 Unitrin, Inc. ........................................          7,717
       200 Universal Health Realty Income Trust .................          6,406
     3,407 Unum Group ...........................................         66,505
       500 Urstadt Biddle Properties, Inc., Class A .............          7,635
       937 U-Store-It Trust .....................................          6,859
       300 Validus Holdings, Ltd. ...............................          8,082
     1,582 Valley National Bancorp ..............................         22,354
     1,775 Ventas, Inc. .........................................         77,639
        25 Vineyard National Bancorp + ..........................              1
       565 Virginia Commerce Bancorp + ..........................          2,107
       157 Virtus Investment Partners, Inc. + ...................          2,496
     2,877 Vornado Realty Trust .................................        201,217
        15 W Holding Co., Inc. ..................................            343
     2,187 W.R. Berkley Corp. ...................................         53,888
     1,400 Waddell & Reed Financial, Inc., Class (A) ............         42,756
       219 Walter Investment Management Corp. ...................          3,138
     1,333 Washington Federal, Inc. .............................         25,780



   SHARES                                                              VALUE
   ------                                                              ------
FINANCIALS -- 15.8% (CONTINUED)
       250 Washington Real Estate Investment Trust ..............   $      6,888
       400 Washington Trust Bancorp, Inc. .......................          6,232
       550 Waterstone Financial, Inc. + .........................          1,128
     1,700 Weingarten Realty Investors ..........................         33,643
    62,523 Wells Fargo & Co. ....................................      1,687,496
     1,583 Westamerica Bancorporation ...........................         87,651
     1,150 Western Alliance Bancorp + ...........................          4,347
       200 Westfield Financial, Inc. ............................          1,650
     1,500 Whitney Holding Corp. ................................         13,665
       700 Wilmington Trust Corp. ...............................          8,638
       700 Wilshire Bancorp, Inc. ...............................          5,733
     1,500 Wintrust Financial Corp. .............................         46,185
        10 WP Stewart & Co., Ltd. + .............................             70
     4,225 XL Capital, Ltd., Class A ............................         77,444
     1,630 Zions Bancorporation .................................         20,913
       400 ZipRealty, Inc. + ....................................          1,504
                                                                    ------------
                                                                      28,001,137
                                                                    ------------
HEALTH CARE -- 12.2%
    24,100 Abbott Laboratories ..................................      1,301,159
     1,600 Abraxis Bioscience, Inc. + ...........................         64,880
       100 ADAM, Inc. + .........................................            420
       100 Adolor Corp. + .......................................            146
     5,200 Aetna, Inc. ..........................................        164,840
       200 Affymetrix, Inc. + ...................................          1,168
       300 Air Methods Corp. + ..................................         10,086
       400 Akorn, Inc. + ........................................            716
       700 Albany Molecular Research, Inc. + ....................          6,356
     1,500 Alexion Pharmaceuticals, Inc. + ......................         73,230
     2,150 Align Technology, Inc. + .............................         38,313
     4,080 Allergan, Inc. .......................................        257,081
       700 Alliance HealthCare Services, Inc. + .................          3,997
     1,600 Allos Therapeutics, Inc. + ...........................         10,512
     1,500 Allscripts-Misys Healthcare Solutions, Inc. + ........         30,345
     1,321 Alnylam Pharmaceuticals, Inc. + ......................         23,276
       100 Altus Pharmaceuticals, Inc. + ........................              5
     1,500 AMAG Pharmaceuticals, Inc. + .........................         57,045
       201 Amedisys, Inc. + .....................................          9,761
     1,800 American Caresource Holdings, Inc. + .................          4,320
     3,000 American Medical Systems Holdings, Inc. + ............         57,870
     2,100 AMERIGROUP Corp. + ...................................         56,616
     4,180 AmerisourceBergen Corp., Class A .....................        108,973
    15,802 Amgen, Inc. + ........................................        893,919
       300 Amicus Therapeutics, Inc. + ..........................          1,191
       250 AMN Healthcare Services, Inc. + ......................          2,265
       400 Amsurg Corp., Class A + ..............................          8,808
     1,250 Amylin Pharmaceuticals, Inc. + .......................         17,737
       600 Angeion Corp. + ......................................          2,454
       500 Anika Therapeutics, Inc. + ...........................          3,815
       300 Arena Pharmaceuticals, Inc. + ........................          1,065
       400 Artes Medical, Inc. + ................................              2
     2,400 ARYx Therapeutics, Inc. + ............................          7,704
       500 AspenBio Pharma, Inc. + ..............................            870
       200 Atherogenics, Inc. + (A) .............................             --
     8,988 Baxter International, Inc. ...........................        527,416
       800 Beckman Coulter, Inc. ................................         52,352
     4,075 Becton Dickinson and Co. .............................        321,354
       800 Biodel, Inc. + .......................................          3,472
       200 BioForm Medical, Inc. + ..............................            680
     2,555 Biogen Idec, Inc. + ..................................        136,693
     1,000 BioMarin Pharmaceutical, Inc. + ......................         18,810
       500 Bio-Rad Laboratories, Inc., Class A + ................         48,230
    19,939 Boston Scientific Corp. + ............................        179,451
    28,650 Bristol-Myers Squibb Co. .............................        723,413
     1,000 Brookdale Senior Living, Inc. + ......................         18,190
     1,000 Bruker Corp. + .......................................         12,060

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments


   SHARES                                                              VALUE
   ------                                                              ------
HEALTH CARE -- 12.2% (CONTINUED)
       200 BSD Medical Corp. + ..................................   $        334
     1,725 C.R. Bard, Inc. ......................................        134,377
       700 Cadence Pharmaceuticals, Inc. + ......................          6,769
     3,100 Cambrex Corp. + ......................................         17,298
       100 Candela Corp. + ......................................            303
       100 Capital Senior Living Corp. + ........................            502
     1,150 Caraco Pharmaceutical Laboratories, Ltd. + ...........          6,946
     4,586 Cardinal Health, Inc. ................................        147,853
     2,293 CareFusion Corp. + ...................................         57,348
     1,500 Celera Corp. + .......................................         10,365
     5,650 Celgene Corp. + ......................................        314,592
     6,800 Cell Therapeutics, Inc. + ............................          7,752
        27 Celldex Therapeutics, Inc. + .........................            126
       325 Cephalon, Inc. + .....................................         20,283
     1,500 Cepheid, Inc. + ......................................         18,720
     1,600 Cerner Corp. + .......................................        131,904
           Inc. + ...............................................         33,690
     3,400 CIGNA Corp. ..........................................        119,918
       200 Cleveland Biolabs, Inc. + ............................            662
     1,100 Community Health Systems, Inc. + .....................         39,160
     1,500 Computer Programs & Systems, Inc. ....................         69,075
       243 Conceptus, Inc. + ....................................          4,559
       300 Conmed Corp. + .......................................          6,840
     1,500 Cornerstone Therapeutics, Inc. + .....................          9,150
        50 Covance, Inc. + ......................................          2,728
     2,416 Coventry Health Care, Inc. + .........................         58,685
       500 Cubist Pharmaceuticals, Inc. + .......................          9,485
     1,500 Cyberonics, Inc. + ...................................         30,660
     1,477 Cynosure, Inc., Class A + ............................         16,971
     2,300 Cytori Therapeutics, Inc. + ..........................         14,030
     1,075 DaVita, Inc. + .......................................         63,145
     1,700 Dendreon Corp. + .....................................         44,676
     2,075 DENTSPLY International, Inc. .........................         72,978
       100 Dialysis Corp. of America + ..........................            718
       500 Dionex Corp. + .......................................         36,935
       100 Dyax Corp. + .........................................            339
     1,050 Edwards Lifesciences Corp. + .........................         91,193
    12,295 Eli Lilly & Co. ......................................        439,054
     1,243 Emdeon, Inc., Class A + ..............................         18,956
     1,800 Emergency Medical Services Corp.,
           Class A + ............................................         97,470
       793 Emergent Biosolutions, Inc. + ........................         10,777
     3,500 Emergent Group, Inc. .................................         25,130
       889 Emeritus Corp. + .....................................         16,669
     1,650 Endo Pharmaceuticals Holdings, Inc. + ................         33,841
     1,100 eResearchTechnology, Inc. + ..........................          6,611
       700 ev3, Inc. + ..........................................          9,338
       800 Exelixis, Inc. + .....................................          5,896
     3,600 Express Scripts, Inc., Class A + .....................        311,220
        60 Facet Biotech Corp. + ................................          1,055
       100 Five Star Quality Care, Inc. + .......................            347
     2,600 Forest Laboratories, Inc. + ..........................         83,486
     1,500 Genomic Health, Inc. + ...............................         29,340
       300 Genoptix, Inc. + .....................................         10,659
     1,375 Gen-Probe, Inc. + ....................................         58,987
        50 Gentiva Health Services, Inc. + ......................          1,350
     4,105 Genzyme Corp. + ......................................        201,186
     1,100 Geron Corp. + ........................................          6,105
    13,300 Gilead Sciences, Inc. + ..............................        575,624
       450 GTx, Inc. + ..........................................          1,890
     1,700 Halozyme Therapeutics, Inc. + ........................          9,979
     3,350 Health Management Associates, Inc.,
           Class A + ............................................         24,354
     1,700 Health Net, Inc. + ...................................         39,593
     1,000 Healthsouth Corp. + ..................................         18,770
     1,500 Healthspring, Inc. + .................................         26,415
     1,900 Henry Schein, Inc. + .................................         99,940


   SHARES                                                              VALUE
   ------                                                              ------
HEALTH CARE -- 12.2% (CONTINUED)
       300 Hill-Rom Holdings, Inc. ..............................   $      7,197
     2,452 Hologic, Inc. + ......................................         35,554
     2,340 Hospira, Inc. + ......................................        119,340
     2,450 Human Genome Sciences, Inc. + ........................         74,970
     1,500 Humana, Inc. + .......................................         65,835
       200 Hythiam, Inc. + ......................................             88
       200 ICU Medical, Inc. + ..................................          7,288
     1,300 Idenix Pharmaceuticals, Inc. + .......................          2,795
     1,888 Illumina, Inc. + .....................................         57,867
       100 Immtech Pharmaceuticals, Inc., Class A + .............              3
     2,480 Immucor, Inc. + ......................................         50,195
     1,300 IMS Health, Inc. .....................................         27,378
     3,500 Incyte Corp., Ltd. + .................................         31,885
       600 Infinity Pharmaceuticals, Inc. + .....................          3,708
       300 Integra LifeSciences Holdings Corp. + ................         11,034
       450 InterMune, Inc. + ....................................          5,868
       700 Intuitive Surgical, Inc. + ...........................        212,324
     1,500 inVentiv Health, Inc. + ..............................         24,255
     1,500 Inverness Medical Innovations, Inc. + ................         62,265
       200 IRIS International, Inc. + ...........................          2,472
       700 Isis Pharmaceuticals, Inc. + .........................          7,770
     2,300 Jazz Pharmaceuticals, Inc. + .........................         18,124
    42,185 Johnson & Johnson ....................................      2,717,136
       300 Kendle International, Inc. + .........................          5,493
       300 Keryx Biopharmaceuticals, Inc. + .....................            750
       650 Kinetic Concepts, Inc. + .............................         24,472
     3,624 King Pharmaceuticals, Inc. + .........................         44,466
     4,500 KV Pharmaceutical Co., Class A + .....................         16,515
     1,475 Laboratory Corp. of America Holdings + ...............        110,389
       200 LCA-Vision, Inc. + ...................................          1,024
       600 LHC Group, Inc. + ....................................         20,166
     2,833 Life Technologies Corp. + ............................        147,968
       565 LifePoint Hospitals, Inc. + ..........................         18,368
       100 Ligand Pharmaceuticals, Inc., Class B + ..............            217
       700 Lincare Holdings, Inc. + .............................         25,984
       500 MAKO Surgical Corp. + ................................          5,550
     1,600 MannKind Corp. + .....................................         14,016
     1,500 Martek Biosciences Corp. + ...........................         28,410
       200 Maxygen, Inc. + ......................................          1,218
     2,900 McKesson Corp. .......................................        181,250
       200 MDRNA, Inc. + ........................................            162
       400 MedAssets, Inc. + ....................................          8,484
     6,648 Medco Health Solutions, Inc. + .......................        424,874
       300 Medicis Pharmaceutical Corp., Class A ................          8,115
    14,968 Medtronic, Inc. ......................................        658,293
    41,355 Merck & Co., Inc. ....................................      1,511,112
       100 Merge Healthcare, Inc. + .............................            336
       800 Micrus Endovascular Corp. + ..........................         12,008
     1,500 Millipore Corp. + ....................................        108,525
       400 Molina Healthcare, Inc. + ............................          9,148
     1,200 Momenta Pharmaceuticals, Inc. + ......................         15,132
     4,150 Mylan, Inc. + ........................................         76,484
     1,500 Myriad Genetics, Inc. + ..............................         39,150
       375 Myriad Pharmaceuticals, Inc. + .......................          1,886
       300 National Healthcare Corp. ............................         10,833
     2,450 Nektar Therapeutics + ................................         22,834
       200 Neurocrine Biosciences, Inc. + .......................            544
       300 Nighthawk Radiology Holdings, Inc. + .................          1,359
       100 Northstar Neuroscience, Inc. .........................              2
       900 Oculus Innovative Sciences, Inc. + ...................          1,647
       200 Odyssey HealthCare, Inc. + ...........................          3,116
     2,500 Omnicare, Inc. .......................................         60,450
     1,325 Onyx Pharmaceuticals, Inc. + .........................         38,876
     1,500 Optimer Pharmaceuticals, Inc. + ......................         16,920
       750 Orexigen Therapeutics, Inc. + ........................          5,580
        50 Palomar Medical Technologies, Inc. + .................            504
     1,500 Parexel International Corp. + ........................         21,150
     1,950 Patterson Cos., Inc. + ...............................         54,561
       800 PDI, Inc. + ..........................................          3,856

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments


   SHARES                                                              VALUE
   ------                                                              ------
HEALTH CARE -- 12.2% (CONTINUED)
     1,100 PDL BioPharma, Inc. ..................................   $      7,546
     1,517 PerkinElmer, Inc. ....................................         31,235
     1,100 Perrigo Co. ..........................................         43,824
   123,504 Pfizer, Inc. .........................................      2,246,538
     3,000 Pharmaceutical Product Development,
           Inc. .................................................         70,320
       381 PharMerica Corp. + ...................................          6,050
       400 Pozen, Inc. + ........................................          2,396
       800 Progenics Pharmaceuticals, Inc. + ....................          3,552
       200 Providence Service Corp. (The) + .....................          3,160
       500 PSS World Medical, Inc. + ............................         11,285
     2,325 Quest Diagnostics, Inc. ..............................        140,383
     1,000 Questcor Pharmaceuticals, Inc. + .....................          4,750
     2,100 Regeneron Pharmaceuticals, Inc. + ....................         50,778
       400 Repros Therapeutics, Inc. + ..........................            319
       600 Res-Care, Inc. + .....................................          6,720
     2,500 Resmed, Inc. + .......................................        130,675
     1,600 Rigel Pharmaceuticals, Inc. + ........................         15,216
       418 RTI Biologics, Inc. + ................................          1,605
       500 RXi Pharmaceuticals Corp. + ..........................          2,290
       300 Sangamo Biosciences, Inc. + ..........................          1,776
       800 Savient Pharmaceuticals, Inc. + ......................         10,888
     1,500 Seattle Genetics, Inc. + .............................         15,240
     1,500 Sequenom, Inc. + .....................................          6,210
     1,950 Sirona Dental Systems, Inc. + ........................         61,893
       700 Skilled Healthcare Group, Inc., Class A + ............          5,215
       600 Solta Medical, Inc. + ................................          1,218
       100 Somaxon Pharmaceuticals, Inc. + ......................            108
     5,350 St. Jude Medical, Inc. + .............................        196,773
       650 STERIS Corp. .........................................         18,181
     4,070 Stryker Corp. ........................................        205,006
       700 Sun Healthcare Group, Inc. + .........................          6,419
       200 Symmetry Medical, Inc. + .............................          1,612
       400 Synta Pharmaceuticals Corp. + ........................          2,024
     1,500 Talecris Biotherapeutics Holdings Corp. + ............         33,405
     1,000 Techne Corp. .........................................         68,560
     1,100 Teleflex, Inc. .......................................         59,279
       400 Telik, Inc. + ........................................            306
     5,626 Tenet Healthcare Corp. + .............................         30,324
     7,059 Thermo Fisher Scientific, Inc. + .....................        336,644
     2,200 Thoratec Corp. + .....................................         59,224
     1,000 TranS1, Inc. + .......................................          3,950
        50 Transcend Services, Inc. + ...........................          1,068
        80 Transcept Pharmaceuticals, Inc. + ....................            546
       600 Triple-S Management Corp., Class B + .................         10,560
       600 United American Healthcare Corp. + ...................            618
    16,912 UnitedHealth Group, Inc. .............................        515,478
       500 Universal American Corp. + ...........................          5,850
       750 Valeant Pharmaceuticals International + ..............         23,843
     1,100 Varian Medical Systems, Inc. + .......................         51,535
     1,500 VCA Antech, Inc. + ...................................         37,380
     2,100 Vertex Pharmaceuticals, Inc. + .......................         89,985
       800 Viropharma, Inc. + ...................................          6,712
       500 Virtual Radiologic Corp. + ...........................          6,380
       500 Volcano Corp. + ......................................          8,690
       700 Waters Corp. + .......................................         43,372
     1,350 Watson Pharmaceuticals, Inc. + .......................         53,474
     6,791 WellPoint, Inc. + ....................................        395,847
     3,500 Zimmer Holdings, Inc. + ..............................        206,885
     1,500 Zoll Medical Corp. + .................................         40,080
     2,800 Zymogenetics, Inc. + .................................         17,892
                                                                    ------------
                                                                      21,755,237
                                                                    ------------
INDUSTRIALS -- 10.4%
    10,500 3M Co. ...............................................        868,035
     1,500 A123 Systems, Inc. + .................................         33,660
       300 Acacia Research-Acacia Technologies + ................          2,733
     2,525 Access to Money, Inc. + ..............................          1,061



   SHARES                                                              VALUE
   ------                                                              ------
INDUSTRIALS -- 10.4% (CONTINUED)
       200 Accuride Corp. + .....................................   $         66
       240 Actuant Corp., Class A ...............................          4,447
     2,000 Acuity Brands, Inc. ..................................         71,280
        36 Administaff, Inc. ....................................            849
     1,100 Aecom Technology Corp. + .............................         30,250
     1,200 AeroCentury Corp. + ..................................         18,780
       850 AGCO Corp. + .........................................         27,489
     3,200 Aircastle, Ltd. ......................................         31,520
     1,000 Albany International Corp., Class A ..................         22,460
       350 Alexander & Baldwin, Inc. ............................         11,981
       750 Alliant Techsystems, Inc. + ..........................         66,203
     1,500 Amerco, Inc. + .......................................         74,580
     1,575 American Commercial Lines, Inc. + ....................         28,870
       500 American Ecology Corp. ...............................          8,520
     1,550 Ameron International Corp. ...........................         98,363
     1,050 AMETEK, Inc. .........................................         40,152
     3,275 AMR Corp. + ..........................................         25,316
     1,500 Amrep Corp. + ........................................         20,550
       500 Apogee Enterprises, Inc. .............................          7,000
       100 Applied Energetics, Inc. + ...........................             33
       200 Applied Signal Technology, Inc. ......................          3,858
     1,800 Armstrong World Industries, Inc. + ...................         70,074
       250 Ascent Solar Technologies, Inc. + ....................          1,325
     1,500 Astec Industries, Inc. + .............................         40,410
       100 ATC Technology Corp. + ...............................          2,385
     1,100 Avery Dennison Corp. .................................         40,139
       992 Avis Budget Group, Inc. + ............................         13,015
       300 AZZ, Inc. ............................................          9,810
     1,500 Badger Meter, Inc. ...................................         59,730
       200 Baker (Michael) Corp. + ..............................          8,280
       600 Barnes Group, Inc. ...................................         10,140
       400 Basin Water, Inc. + ..................................              1
     1,075 BE Aerospace, Inc. + .................................         25,262
       500 Blount International, Inc. + .........................          5,050
       900 BlueLinx Holdings, Inc. + ............................          2,493
     9,600 Boeing Co. ...........................................        519,648
     1,845 Brady Corp., Class A .................................         55,368
       450 Brink's Co. (The) ....................................         10,953
       100 BTU International, Inc. + ............................            635
     1,100 Bucyrus International, Inc., Class A .................         62,007
       450 Builders FirstSource, Inc. + .........................          1,732
       150 Building Materials Holding Corp. + ...................              1
     3,140 Burlington Northern Santa Fe Corp. ...................        309,667
       100 C&D Technologies, Inc. + .............................            155
       500 Carlisle Cos., Inc. ..................................         17,130
       100 Casella Waste Systems, Inc., Class A + ...............            402
     6,900 Caterpillar, Inc. ....................................        393,231
     1,300 CBIZ, Inc. + .........................................         10,010
       400 CDI Corp. ............................................          5,180
       400 Ceco Environmental Corp. + ...........................          1,580
       300 Celadon Group, Inc. + ................................          3,255
       800 Cenveo, Inc. + .......................................          7,000
     2,150 CH Robinson Worldwide, Inc. ..........................        126,269
     2,032 Cintas Corp. .........................................         52,934
       400 CLARCOR, Inc. ........................................         12,976
       300 Coleman Cable, Inc. + ................................            987
     1,000 Colfax Corp. + .......................................         12,040
       400 Columbus McKinnon Corp. + ............................          5,464
       900 Comfort Systems USA, Inc. ............................         11,106
       300 Commercial Vehicle Group, Inc. + .....................          1,797
       100 Competitive Technologies, Inc. + .....................            189
       750 COMSYS IT Partners, Inc. + ...........................          6,667
     1,600 Continental Airlines, Inc., Class B + ................         28,672
     1,950 Con-way, Inc. ........................................         68,075
       700 Copart, Inc. + .......................................         25,641
       200 Cornell, Inc. + ......................................          4,540
     1,800 Corrections Corp of America + ........................         44,190
     1,750 Covanta Holding Corp. + ..............................         31,657

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments


   SHARES                                                              VALUE
   ------                                                              ------
INDUSTRIALS -- 10.4% (CONTINUED)
       100 Covenant Transportation Group, Inc.,
           Class A + ............................................   $        421
       300 Crane Co. ............................................          9,186
     5,250 CSX Corp. ............................................        254,572
     2,500 Cummins, Inc. ........................................        114,650
       300 Curtiss-Wright Corp. .................................          9,396
     4,118 Danaher Corp. ........................................        309,674
     5,550 Deere & Co. ..........................................        300,199
     8,050 Delta Air Lines, Inc. + ..............................         91,609
       200 Diamond Management & Technology
           Consultants, Inc., Class A ...........................          1,474
       200 Document Security Systems, Inc. + ....................            490
       500 Dollar Thrifty Automotive Group, Inc. + ..............         12,805
       900 Donaldson Co., Inc. ..................................         38,286
     2,550 Dover Corp. ..........................................        106,105
       100 DXP Enterprises, Inc. + ..............................          1,307
     1,000 Dycom Industries, Inc. + .............................          8,030
       400 Dynamic Materials Corp. ..............................          8,020
       400 DynCorp International, Inc., Class A + ...............          5,740
     1,800 Eagle Bulk Shipping, Inc. + ..........................          8,910
     1,900 Eaton Corp. ..........................................        120,878
     1,500 EMCOR Group, Inc. + ..................................         40,350
    12,100 Emerson Electric Co. .................................        515,460
       700 Empire Resources, Inc. ...............................          1,015
       550 Encore Wire Corp. ....................................         11,589
     1,300 Ener1, Inc. + ........................................          8,242
       500 Energy Recovery, Inc. + ..............................          3,440
     2,500 EnergySolutions, Inc. ................................         21,225
       300 EnerNOC, Inc. + ......................................          9,117
        50 Ennis, Inc. ..........................................            839
       711 EnPro Industries, Inc. + .............................         18,778
     3,075 Equifax, Inc. ........................................         94,987
     1,500 ESCO Technologies, Inc. ..............................         53,775
       225 Evergreen Solar, Inc. + ..............................            340
     1,500 Excel Maritime Carriers, Ltd., Class A ...............          9,240
     3,925 Expeditors International of Washington,
           Inc. .................................................        136,315
        10 ExpressJet Holdings, Inc., Class A + .................             48
     1,950 Fastenal Co. .........................................         81,198
     1,000 Federal Signal Corp. .................................          6,020
     4,082 FedEx Corp. ..........................................        340,643
       700 First Solar, Inc. + ..................................         94,780
       200 Flanders Corp. + .....................................            892
       200 Flowserve Corp. ......................................         18,906
     2,700 Fluor Corp. ..........................................        121,608
       300 Franklin Electric Co., Inc. ..........................          8,724
     1,500 FreightCar America, Inc. .............................         29,745
       100 Frozen Food Express Industries .......................            330
       700 Fuel Tech, Inc. + ....................................          5,719
       500 FuelCell Energy, Inc. + ..............................          1,880
       300 Furmanite Corp. + ....................................          1,143
     2,250 Gardner Denver, Inc. .................................         95,738
       200 GATX Corp. ...........................................          5,750
     1,500 GenCorp, Inc. + ......................................         10,500
     1,425 General Cable Corp. + ................................         41,923
     6,640 General Dynamics Corp. ...............................        452,649
   162,246 General Electric Co. .................................      2,454,782
     1,625 Goodrich Corp. .......................................        104,406
       325 Gorman-Rupp Co. (The) ................................          8,983
       487 Graco, Inc. ..........................................         13,914
     1,350 GrafTech International, Ltd. + .......................         20,992
     2,000 Granite Construction, Inc. ...........................         67,320
     1,500 Great Lakes Dredge & Dock Corp. ......................          9,720
       550 Greenbrier, Inc. .....................................          5,709
       350 Griffon Corp. + ......................................          4,277
     4,000 GT Solar International, Inc. + .......................         22,240
       850 Hardinge, Inc. .......................................          4,675
     1,200 Harsco Corp. .........................................         38,676
     1,500 Hawaiian Holdings, Inc. + ............................         10,500


   SHARES                                                              VALUE
   ------                                                              ------
INDUSTRIALS -- 10.4% (CONTINUED)
     1,500 Heidrick & Struggles International, Inc. .............   $     46,860
       200 Herley Industries, Inc. + ............................          2,778
     1,150 Hertz Global Holdings, Inc. + ........................         13,708
       550 Hexcel Corp. + .......................................          7,139
       300 Hill International, Inc. + ...........................          1,872
       600 Hoku Scientific, Inc. + ..............................          1,632
    10,125 Honeywell International, Inc. ........................        396,900
     1,050 Horizon Lines, Inc., Class A .........................          5,848
       300 Hubbell, Inc., Class B ...............................         14,190
       400 Hurco Cos., Inc. + ...................................          5,920
     1,600 Huron Consulting Group, Inc. + .......................         36,864
       300 ICT Group, Inc. + ....................................          4,899
       975 IDEX Corp. ...........................................         30,371
       250 IHS, Inc., Class A + .................................         13,702
     5,966 Illinois Tool Works, Inc. ............................        286,308
        50 Imperial Industries, Inc. + ..........................             32
       950 Industrial Services of America, Inc. + ...............          9,158
     2,500 Innerworkings, Inc. + ................................         14,750
       100 Innovative Solutions & Support, Inc. + ...............            459
       500 Integrated Electrical Services, Inc. + ...............          2,925
       300 Interface, Inc., Class A .............................          2,493
       500 Interline Brands, Inc. + .............................          8,635
     1,500 International Shipholding Corp. ......................         46,605
       400 Intersections, Inc. + ................................          1,960
     2,650 Iron Mountain, Inc. + ................................         60,314
     2,800 ITT Corp. ............................................        139,272
     2,000 Jacobs Engineering Group, Inc. + .....................         75,220
     1,875 JB Hunt Transport Services, Inc. .....................         60,506
     2,525 JetBlue Airways Corp. + ..............................         13,761
       251 John Bean Technologies Corp. .........................          4,270
     1,575 Joy Global, Inc. .....................................         81,254
       200 Kadant, Inc. + .......................................          3,192
     1,323 Kansas City Southern + ...............................         44,043
     1,550 KBR, Inc. ............................................         29,450
       400 Kelly Services, Inc., Class A ........................          4,772
       500 Kennametal, Inc. .....................................         12,960
       150 Kforce, Inc. + .......................................          1,875
       700 Kimball International, Inc., Class B .................          5,964
     2,100 Kirby Corp. + ........................................         73,143
       387 Knight Transportation, Inc. ..........................          7,465
       500 Knoll, Inc. ..........................................          5,165
        10 Kratos Defense & Security Solutions, Inc. + ..........            106
     7,000 Kreisler Manufacturing Corp. + .......................         32,900
     1,375 L-3 Communications Holdings, Inc. ....................        119,556
       100 LaBarge, Inc. + ......................................          1,205
       600 Layne Christensen Co. + ..............................         17,226
       100 LECG Corp. + .........................................            299
     2,157 Lennox International, Inc. ...........................         84,209
       200 Lindsay Corp. ........................................          7,970
     1,500 LMI Aerospace, Inc. + ................................         19,950
     4,050 Lockheed Martin Corp. ................................        305,168
       700 LSI Industries, Inc. .................................          5,516
       400 M&F Worldwide Corp. + ................................         15,800
     3,000 Manitowoc Co., Inc. (The) ............................         29,910
     1,500 Manpower, Inc. .......................................         81,870
       100 Marten Transport, Ltd. + .............................          1,795
     4,250 Masco Corp. ..........................................         58,693
     2,875 McDermott International, Inc. + ......................         69,029
       800 Medis Technologies, Ltd. + ...........................             44
       300 Mesa Air Group, Inc. + ...............................             36
     3,150 Metalico, Inc. + .....................................         15,498
       300 Mfri, Inc. + .........................................          2,040
     1,081 Mobile Mini, Inc. + ..................................         15,231
     1,550 Monster Worldwide, Inc. + ............................         26,970
       950 MPS Group, Inc. + ....................................         13,053
       300 MSC Industrial Direct Co., Class A ...................         14,100
     1,900 Mueller Water Products, Inc., Class A ................          9,880
       200 NACCO Industries, Inc., Class A ......................          9,960

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments


   SHARES                                                              VALUE
   ------                                                              ------
INDUSTRIALS -- 10.4% (CONTINUED)
     1,500 Navigant Consulting, Inc. + ..........................   $     22,290
     1,500 Navistar International Corp. + .......................         57,975
     2,500 NCI Building Systems, Inc. + .........................          4,525
     6,000 Norfolk Southern Corp. ...............................        314,520
       200 North American Galvanizing & Coating, Inc. + .........            970
     3,850 Northrop Grumman Corp. ...............................        215,022
     7,000 OceanFreight, Inc. + .................................          6,475
       100 On Assignment, Inc. + ................................            715
       500 Orion Energy Systems, Inc. + .........................          2,195
     1,800 Oshkosh Corp. ........................................         66,654
     1,250 Owens Corning, Inc. + ................................         32,050
     5,855 PACCAR, Inc. .........................................        212,361
     3,000 Pacer International, Inc. ............................          9,480
     2,050 Pall Corp. ...........................................         74,210
     2,593 Parker Hannifin Corp. ................................        139,711
     1,300 Pentair, Inc. ........................................         41,990
       600 Pike Electric Corp. + ................................          5,568
     3,825 Pitney Bowes, Inc. ...................................         87,057
     1,500 Polypore International, Inc. + .......................         17,850
       200 Portec Rail Products, Inc. ...........................          2,142
       200 Power-One, Inc. + ....................................            870
       250 PowerSecure International, Inc. + ....................          1,803
     2,700 Precision Castparts Corp. ............................        297,945
       220 PRG-Schultz International, Inc. + ....................          1,300
     1,000 Quanex Building Products Corp. .......................         16,970
     2,450 Quanta Services, Inc. + ..............................         51,058
       300 Raven Industries, Inc. ...............................          9,531
     5,800 Raytheon Co. .........................................        298,816
     1,500 Republic Airways Holdings, Inc. + ....................         11,085
     4,818 Republic Services, Inc., Class A .....................        136,398
       200 Resources Connection, Inc. + .........................          4,244
     1,700 Robert Half International, Inc. ......................         45,441
     2,500 Rockwell Automation, Inc. ............................        117,450
     1,825 Rockwell Collins, Inc. ...............................        101,032
     2,000 Rollins, Inc. ........................................         38,560
     1,350 Roper Industries, Inc. ...............................         70,700
     2,850 RR Donnelley & Sons Co. ..............................         63,470
     1,200 RSC Holdings, Inc. + .................................          8,448
        75 Rush Enterprises, Inc., Class A + ....................            892
       400 Ryder System, Inc. ...................................         16,468
       150 Saia, Inc. + .........................................          2,223
     1,400 Sauer-Danfoss, Inc. ..................................         16,814
       400 School Specialty, Inc. + .............................          9,356
     2,800 Shaw Group, Inc. (The) + .............................         80,500
       300 SIFCO Industries, Inc. ...............................          4,287
     1,600 Simclar, Inc. + ......................................            160
        50 Simpson Manufacturing Co., Inc. ......................          1,345
     2,100 Skywest, Inc. ........................................         35,532
     8,318 Southwest Airlines Co. ...............................         95,075
       500 Spherion Corp. + .....................................          2,810
       900 Spire Corp. + ........................................          4,824
     3,100 Spirit Aerosystems Holdings, Inc., Class A + .........         61,566
     2,184 SPX Corp. ............................................        119,465
     1,350 Standard Register Co. (The) ..........................          6,885
        50 Standex International Corp. ..........................          1,004
     1,000 Stanley Works (The) ..................................         51,510
     1,500 Stanley, Inc. + ......................................         41,115
     1,000 Steelcase, Inc., Class A .............................          6,360
       575 Stericycle, Inc. + ...................................         31,723
       500 Sun Hydraulics Corp. .................................         13,125
     1,000 SunPower Corp., Class A + ............................         23,680
       100 Sypris Solutions, Inc. ...............................            282
       500 TAL International Group, Inc. ........................          6,615
       200 Taser International, Inc. + ..........................            876
       500 Team, Inc. + .........................................          9,405
       500 Tecumseh Products Co., Class A + .....................          5,845
       250 Tennant Co. ..........................................          6,548


   SHARES                                                              VALUE
   ------                                                              ------
INDUSTRIALS -- 10.4% (CONTINUED)
     2,400 Terex Corp. + ........................................   $     47,544
       743 Tetra Tech, Inc. + ...................................         20,187
       700 Textainer Group Holdings, Ltd. .......................         11,830
     4,300 Textron, Inc. ........................................         80,883
       600 Thomas & Betts Corp. + ...............................         21,474
       600 Thomas Group, Inc. + .................................            366
       800 Timken Co. ...........................................         18,968
       312 Titan International, Inc. ............................          2,530
       300 Toro Co. .............................................         12,543
       400 Towers Watson & Co., Class A .........................         19,008
       100 TRC, Inc. + ..........................................            299
     1,071 Tredegar Corp. .......................................         16,943
       300 Trex Co., Inc. + .....................................          5,880
       100 Trimas Corp. + .......................................            677
     2,600 Trinity Industries, Inc. .............................         45,344
       800 TrueBlue, Inc. + .....................................         11,848
       500 Tutor Perini Corp. + .................................          9,040
       400 Twin Disc, Inc. ......................................          4,176
     1,125 UAL Corp. + ..........................................         14,524
       200 Ultralife Corp. + ....................................            864
     6,950 Union Pacific Corp. ..................................        444,105
     8,900 United Parcel Service, Inc., Class B .................        510,593
       100 United Rentals, Inc. + ...............................            981
    12,344 United Technologies Corp. ............................        856,797
       850 URS Corp. + ..........................................         37,842
     3,700 US Airways Group, Inc. + .............................         17,908
       200 US Home Systems, Inc. + ..............................            508
       900 USG Corp. + ..........................................         12,645
       500 UTEK Corp. + .........................................          2,125
       900 UTi Worldwide, Inc. ..................................         12,888
     3,400 Valence Technology, Inc. + ...........................          3,094
     1,500 Verisk Analytics, Inc., Class A + ....................         45,420
       400 Viad Corp. ...........................................          8,252
       300 Vicor Corp. ..........................................          2,790
       750 Volt Information Sciences, Inc. + ....................          7,500
        50 Wabash National Corp. + ..............................             94
       300 Wabtec Corp. .........................................         12,252
       975 Waste Connections, Inc. + ............................         32,506
     6,250 Waste Management, Inc. ...............................        211,313
       300 Watts Water Technologies, Inc., Class A ..............          9,276
       250 Werner Enterprises, Inc. .............................          4,948
     1,500 Woodward Governor Co. ................................         38,655
       200 WW Grainger, Inc. ....................................         19,366
       500 Xerium Technologies, Inc. + ..........................            380
     3,150 YRC Worldwide, Inc. + ................................          2,645
                                                                    ------------
                                                                      18,457,642
                                                                    ------------
INFORMATION TECHNOLOGY -- 19.2%
     5,500 3Com Corp. + .........................................         41,250
       900 3PAR, Inc. + .........................................         10,665
     1,500 Acme Packet, Inc. + ..................................         16,500
       100 Actel Corp. + ........................................          1,188
     8,938 Activision Blizzard, Inc. + ..........................         99,301
     3,000 Acxiom Corp. + .......................................         40,260
     2,700 Adaptec, Inc. + ......................................          9,045
       781 ADC Telecommunications, Inc. + .......................          4,850
       600 ADDvantage Technologies Group, Inc. + ................          1,200
     7,484 Adobe Systems, Inc. + ................................        275,262
     2,200 ADTRAN, Inc. .........................................         49,610
       500 Advanced Analogic Technologies, Inc. + ...............          1,970
       700 Advanced Energy Industries, Inc. + ...................         10,556
     9,750 Advanced Micro Devices, Inc. + .......................         94,380
       500 Aehr Test Systems + ..................................            660
     1,100 Affiliated Computer Services, Inc.,
           Class A + ............................................         65,659
     4,746 Agilent Technologies, Inc. + .........................        147,458
       500 Agilysys, Inc. .......................................          4,550
       500 Airvana, Inc. + ......................................          3,800
     2,559 Akamai Technologies, Inc. + ..........................         64,819

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments


   SHARES                                                              VALUE
   ------                                                              ------
INFORMATION TECHNOLOGY -- 19.2% (CONTINUED)
       650 Alliance Data Systems Corp. + ........................   $     41,984
     3,650 Altera Corp. .........................................         82,600
       100 American Technology Corp. + ..........................            148
     1,050 Amkor Technology, Inc. + .............................          7,518
     2,825 Amphenol Corp., Class A ..............................        130,458
       300 Anadigics, Inc. + ....................................          1,266
     4,050 Analog Devices, Inc. .................................        127,899
       200 Anaren, Inc. + .......................................          3,010
       700 Answers Corp. + ......................................          6,286
       922 ANSYS, Inc. + ........................................         40,070
     1,441 AOL, Inc. + ..........................................         33,546
    13,900 Apple, Inc. + ........................................      2,930,954
    15,383 Applied Materials, Inc. ..............................        214,439
     1,500 Applied Micro Circuits Corp. + .......................         11,205
     2,500 Ariba, Inc. + ........................................         31,300
     2,854 Arris Group, Inc. + ..................................         32,621
     1,350 Arrow Electronics, Inc. + ............................         39,974
     1,000 Art Technology Group, Inc. + .........................          4,510
     1,500 Aruba Networks, Inc. + ...............................         15,990
       700 Aspen Technology, Inc. + .............................          6,860
       100 Astea International, Inc. + ..........................            348
       600 Atheros Communications, Inc. + .......................         20,544
     6,350 Atmel Corp. + ........................................         29,274
       486 ATMI, Inc. + .........................................          9,049
     3,200 Autodesk, Inc. + .....................................         81,312
     6,725 Automatic Data Processing, Inc. ......................        287,965
     1,825 Avnet, Inc. + ........................................         55,042
       289 Axcelis Technologies, Inc. + .........................            407
        22 BearingPoint, Inc. + .................................             --
       300 Bel Fuse, Inc., Class B ..............................          6,447
       150 Benchmark Electronics, Inc. + ........................          2,837
       150 BigBand Networks, Inc. + .............................            516
       600 Bitstream, Inc., Class A + ...........................          4,548
       298 Black Box Corp. ......................................          8,445
       300 Blackbaud, Inc. ......................................          7,089
     1,942 BMC Software, Inc. + .................................         77,874
     2,600 Brightpoint, Inc. + ..................................         19,110
     7,365 Broadcom Corp., Class A + ............................        231,629
     2,750 Broadridge Financial Solutions, Inc. .................         62,040
     7,350 Brocade Communications Systems, Inc. + ...............         56,080
       106 Brooks Automation, Inc. + ............................            909
     5,322 CA, Inc. .............................................        119,532
       100 Cabot Microelectronics Corp. + .......................          3,296
     4,402 Cadence Design Systems, Inc. + .......................         26,368
       200 Callidus Software, Inc. + ............................            604
       200 Cascade Microtech, Inc. + ............................            900
       900 Ciber, Inc. + ........................................          3,105
     2,797 Ciena Corp. + ........................................         30,319
       200 Cinedigm Digital Cinema Corp., Class A + .............            248
       400 Cirrus Logic, Inc. + .................................          2,728
    88,023 Cisco Systems, Inc. + ................................      2,107,271
     2,625 Citrix Systems, Inc. + ...............................        109,226
     1,500 Cogent, Inc. + .......................................         15,585
       500 Cognex Corp. .........................................          8,860
     3,625 Cognizant Technology Solutions Corp.,
           Class A + ............................................        164,213
       400 Coherent, Inc. + .....................................         11,892
     1,500 CommScope, Inc. + ....................................         39,795
     1,380 Computer Sciences Corp. + ............................         79,391
     4,025 Compuware Corp. + ....................................         29,101
       400 comScore, Inc. + .....................................          7,020
       100 Comtech Telecommunications Corp. + ...................          3,505
       400 Constant Contact, Inc. + .............................          6,400
     1,300 Convergys Corp. + ....................................         13,975
    19,669 Corning, Inc. ........................................        379,808
       500 CPI International, Inc. + ............................          6,620
       100 Cray, Inc. + .........................................            642
     1,500 Cree, Inc. + .........................................         84,555
     1,128 CSG Systems International, Inc. + ....................         21,534


   SHARES                                                              VALUE
   ------                                                              ------
INFORMATION TECHNOLOGY -- 19.2% (CONTINUED)
       100 CTS Corp. ............................................   $        962
     1,500 Cybersource Corp. + ..................................         30,165
     3,425 Cypress Semiconductor Corp. + ........................         36,168
       800 Daktronics, Inc. .....................................          7,368
       600 Datalink Corp. + .....................................          2,598
       500 DealerTrack Holdings, Inc. + .........................          9,395
    26,200 Dell, Inc. + .........................................        376,232
       403 Deltek, Inc. + .......................................          3,135
       388 Dice Holdings, Inc. + ................................          2,541
       850 Diebold, Inc. ........................................         24,182
       400 Digital Ally, Inc. + .................................            820
     2,000 Digital River, Inc. + ................................         53,980
     1,500 Diodes, Inc. + .......................................         30,675
       300 Ditech Networks, Inc. + ..............................            387
     1,000 DivX, Inc. + .........................................          5,640
       500 Dolby Laboratories, Inc., Class A + ..................         23,865
       400 DST Systems, Inc. + ..................................         17,420
     1,421 Earthlink, Inc. ......................................         11,809
    19,850 eBay, Inc. + .........................................        467,269
     1,500 Ebix, Inc. + .........................................         73,245
       150 Echelon Corp. + ......................................          1,734
       100 EF Johnson Technologies, Inc. + ......................            111
       100 Electro Scientific Industries, Inc. + ................          1,082
     3,600 Electronic Arts, Inc. + ..............................         63,900
       729 Electronics for Imaging, Inc. + ......................          9,484
    28,279 EMC Corp. + ..........................................        494,034
       500 Emcore Corp. + .......................................            535
       300 EMS Technologies, Inc. + .............................          4,350
     1,000 Emulex Corp. + .......................................         10,900
       100 EndWave Corp. + ......................................            244
       836 Entegris, Inc. + .....................................          4,414
        16 Entorian Technologies, Inc. + ........................             90
       400 Epicor Software Corp. + ..............................          3,048
     1,500 EPIQ Systems, Inc. + .................................         20,985
       500 Exar Corp. + .........................................          3,555
       200 Extreme Networks + ...................................            574
       900 F5 Networks, Inc. + ..................................         47,682
       550 Factset Research Systems, Inc. .......................         36,229
     3,950 Fairchild Semiconductor International,
           Inc., Class A + ......................................         39,461
       900 FalconStor Software, Inc. + ..........................          3,654
       200 FARO Technologies, Inc. + ............................          4,288
     4,010 Fidelity National Information Services,
           Inc. .................................................         93,994
     2,128 Fiserv, Inc. + .......................................        103,165
     1,500 FLIR Systems, Inc. + .................................         49,080
       350 Formfactor, Inc. + ...................................          7,616
       255 Forrester Research, Inc. + ...........................          6,617
     2,600 Gartner, Inc. + ......................................         46,904
     1,000 Genpact, Ltd. + ......................................         14,900
        12 GigOptix, Inc. + .....................................             25
     1,850 Global Cash Access Holdings, Inc. + ..................         13,857
     1,050 Global Payments, Inc. ................................         56,553
       200 Globecomm Systems, Inc. + ............................          1,564
       400 Glu Mobile, Inc. + ...................................            456
     3,850 Google, Inc., Class A + ..............................      2,386,923
       450 GSI Commerce, Inc. + .................................         11,426
       200 Guidance Software, Inc. + ............................          1,050
       800 Harmonic, Inc. + .....................................          5,064
     1,725 Harris Corp. .........................................         82,024
     1,778 Harris Stratex Networks, Inc., Class A + .............         12,286
     1,100 Hewitt Associates, Inc., Class A + ...................         46,486
    35,677 Hewlett-Packard Co. ..................................      1,837,722
     1,700 Hittite Microwave Corp. + ............................         69,275
     1,100 Hutchinson Technology, Inc. + ........................         11,286
       500 Hypercom Corp. + .....................................          1,585
     1,000 IAC/InterActive Corp. + ..............................         20,480
       100 ID Systems, Inc. + ...................................            324
       100 iGO, Inc. + ..........................................            123

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments

   SHARES                                                              VALUE
   ------                                                              ------
INFORMATION TECHNOLOGY -- 19.2% (CONTINUED)
        50 Ikanos Communications, Inc. + ........................   $         94
       200 Imergent, Inc. .......................................          1,214
       600 Infinera Corp. + .....................................          5,322
       400 infoGROUP, Inc. ......................................          3,208
     1,075 Informatica Corp. + ..................................         27,800
       250 Infospace, Inc. + ....................................          2,143
     2,100 Ingram Micro, Inc., Class A + ........................         36,645
     1,500 Insight Enterprises, Inc. + ..........................         17,130
     3,560 Integrated Device Technology, Inc. + .................         23,033
       400 Integrated Silicon Solution, Inc. + ..................          2,260
    85,266 Intel Corp. ..........................................      1,739,426
       350 Interactive Intelligence, Inc. + .....................          6,454
       600 InterDigital, Inc. + .................................         15,924
       200 Intermec, Inc. + .....................................          2,572
       371 Internap Network Services Corp. + ....................          1,744
    19,470 International Business Machines Corp. ................      2,548,623
       350 International Rectifier Corp. + ......................          7,742
       100 Internet Capital Group, Inc. + .......................            665
       600 Interphase Corp. + ...................................          1,536
     2,850 Intersil Corp., Class A ..............................         43,719
     3,225 Intuit, Inc. + .......................................         99,040
       300 INX, Inc. + ..........................................          1,725
       381 IPG Photonics Corp. + ................................          6,378
       200 Isilon Systems, Inc. + ...............................          1,372
       500 Itron, Inc. + ........................................         33,785
     1,200 Ixia + ...............................................          8,928
       800 IXYS Corp. ...........................................          5,936
       450 j2 Global Communications, Inc. + .....................          9,157
     2,400 Jabil Circuit, Inc. ..................................         41,688
     1,000 Jack Henry & Associates, Inc. ........................         23,120
       550 JDA Software Group, Inc. + ...........................         14,008
     3,203 JDS Uniphase Corp. + .................................         26,425
     6,165 Juniper Networks, Inc. + .............................        164,421
       100 Keithley Instruments, Inc. ...........................            465
       700 Kemet Corp. + ........................................            833
       600 KEY Tronic Corp. + ...................................          2,346
       100 Keynote Systems, Inc. ................................          1,091
     1,025 KLA-Tencor Corp. .....................................         37,064
       800 Knot, Inc. (The) + ...................................          8,056
       400 Kulicke & Soffa Industries, Inc. + ...................          2,156
     1,573 L-1 Identity Solutions, Inc. + .......................         11,782
     2,125 Lam Research Corp. + .................................         83,321
       200 Lattice Semiconductor Corp. + ........................            540
     1,250 Lawson Software, Inc. + ..............................          8,312
       200 Leadis Technology, Inc. ..............................             30
       100 LeCroy Corp. + .......................................            365
     1,500 Lender Processing Services, Inc. .....................         60,990
       375 Lexmark International, Inc., Class A + ...............          9,743
     2,100 Limelight Networks, Inc. + ...........................          8,253
     2,925 Linear Technology Corp. ..............................         89,330
     1,500 Littelfuse, Inc. + ...................................         48,225
        10 LiveWire Mobile, Inc. + ..............................             27
       193 Local.com Corp. + ....................................          1,121
       200 LoJack Corp. + .......................................            808
       700 LoopNet, Inc. + ......................................          6,958
       300 Loral Space & Communications, Inc. + .................          9,483
     8,510 LSI Corp. + ..........................................         51,145
        50 Magma Design Automation, Inc. + ......................            115
       100 Majesco Entertainment Co. + ..........................            115
       600 MakeMusic, Inc. + ....................................          2,472
       200 Marchex, Inc., Class B ...............................          1,016
       700 Market Leader, Inc. + ................................          1,470
     6,750 Marvell Technology Group, Ltd. + .....................        140,063
     1,425 Mastercard, Inc., Class A ............................        364,772
       400 Mattson Technology, Inc. + ...........................          1,432
     2,900 Maxim Integrated Products, Inc. ......................         58,870
     2,450 McAfee, Inc. + .......................................         99,396
       200 Measurement Specialties, Inc. + ......................          2,010
     3,575 MEMC Electronic Materials, Inc. + ....................         48,692

   SHARES                                                              VALUE
   ------                                                              ------
INFORMATION TECHNOLOGY -- 19.2% (CONTINUED)
     3,000 Mentor Graphics Corp. + ..............................   $     26,490
       100 Mercury Computer Systems, Inc. + .....................          1,101
       500 Merix Corp. + ........................................          1,225
       400 Methode Electronics, Inc. ............................          3,472
       600 Micrel, Inc. .........................................          4,920
     2,637 Microchip Technology, Inc. ...........................         76,631
    10,552 Micron Technology, Inc. + ............................        111,429
     1,400 Micronetics, Inc. + ..................................          4,550
     1,500 MICROS Systems, Inc. + ...............................         46,545
       650 Microsemi Corp. + ....................................         11,538
   136,340 Microsoft Corp. ......................................      4,157,007
       900 Midway Games, Inc. + .................................             19
       200 MIPS Technologies, Inc., Class A + ...................            874
     1,175 Molex, Inc. ..........................................         25,321
       300 MoneyGram International, Inc. + ......................            864
       500 Monolithic Power Systems, Inc. + .....................         11,985
       100 MoSys, Inc. + ........................................            392
    30,666 Motorola, Inc. .......................................        237,968
         4 Move, Inc. + .........................................              7
       328 Multi-Fineline Electronix, Inc. + ....................          9,305
       200 Nanometrics, Inc. + ..................................          2,266
       900 NAPCO Security Technologies, Inc. + ..................          1,503
     1,475 National Instruments Corp. ...........................         43,439
     2,425 National Semiconductor Corp. .........................         37,248
       200 NaviSite, Inc. + .....................................            400
     1,925 NCR Corp. + ..........................................         21,425
     4,350 NetApp, Inc. + .......................................        149,597
       500 NetList, Inc. + ......................................          2,595
       400 Netscout Systems, Inc. + .............................          5,856
       600 NetSuite, Inc. + .....................................          9,588
       100 Network Equipment Technologies, Inc. + ...............            405
       750 NeuStar, Inc., Class A + .............................         17,280
       200 Newport Corp. + ......................................          1,838
     1,000 NIC, Inc. ............................................          9,140
        50 Novatel Wireless, Inc. + .............................            399
     4,859 Novell, Inc. + .......................................         20,165
     1,500 Novellus Systems, Inc. + .............................         35,010
     2,050 Nuance Communications, Inc. + ........................         31,857
       100 NVE Corp. + ..........................................          4,131
     6,825 NVIDIA Corp. + .......................................        127,491
       600 Occam Networks, Inc. + ...............................          3,240
       500 Omnivision Technologies, Inc. + ......................          7,265
     5,105 ON Semiconductor Corp. + .............................         44,975
       100 Online Resources Corp. + .............................            526
       311 Openwave Systems, Inc. + .............................            709
       100 Opnet Technologies, Inc. .............................          1,219
        50 Opnext, Inc. + .......................................             95
       700 Optelecom-NKF, Inc. + ................................          1,981
    59,530 Oracle Corp. .........................................      1,460,866
       200 OSI Systems, Inc. + ..................................          5,456
        33 Overland Storage, Inc. + .............................             76
     3,480 Palm, Inc. + .........................................         34,939
       100 PAR Technology Corp. + ...............................            578
     1,240 Parametric Technology Corp. + ........................         20,262
       600 Park Electrochemical Corp. ...........................         16,584
       200 Parkervision, Inc. + .................................            366
     3,650 Paychex, Inc. ........................................        111,836
       400 PC Mall, Inc. + ......................................          2,088
       300 Pegasystems, Inc. ....................................         10,200
       100 Pericom Semiconductor Corp. + ........................          1,153
         8 Pfsweb,Inc.+ .........................................             12
       100 Phoenix Technologies, Ltd. + .........................            275
        33 Pixelworks, Inc. + ...................................            100
       100 Planar Systems, Inc. + ...............................            285
       350 Plantronics, Inc. ....................................          9,093
       100 PLATO Learning, Inc. + ...............................            436
       974 Plexus Corp. + .......................................         27,759
       100 PLX Technology, Inc. + ...............................            323
     4,225 PMC - Sierra, Inc. + .................................         36,588

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments

   SHARES                                                              VALUE
   ------                                                              ------
INFORMATION TECHNOLOGY -- 19.2% (CONTINUED)
     2,450 Polycom, Inc. + ......................................   $     61,177
       300 Power Integrations, Inc. .............................         10,908
       380 Powerwave Technologies, Inc. + .......................            479
       400 QAD, Inc. ............................................          2,444
     1,650 QLogic Corp. + .......................................         31,135
    26,125 QUALCOMM, Inc. .......................................      1,208,542
     1,500 Quest Software, Inc. + ...............................         27,600
     2,600 Rackspace Hosting, Inc. + ............................         54,210
       100 Radiant Systems, Inc. + ..............................          1,040
     1,000 Rambus, Inc. + .......................................         24,400
     2,726 RealNetworks, Inc. + .................................         10,113
     1,490 Red Hat, Inc. + ......................................         46,041
       600 Relm Wireless Corp. + ................................          1,884
       600 Renaissance Learning, Inc. ...........................          6,816
     5,627 RF Micro Devices, Inc. + .............................         26,841
       200 RightNow Technologies, Inc. + ........................          3,474
     1,500 Riverbed Technology, Inc. + ..........................         34,455
       300 Rosetta Stone, Inc. + ................................          5,385
     1,020 Rovi Corp. + .........................................         32,507
       340 Rudolph Technologies, Inc. + .........................          2,285
       900 S1 Corp. + ...........................................          5,868
     5,925 SAIC, Inc. + .........................................        112,219
       600 Salesforce.com, Inc. + ...............................         44,262
     3,525 SanDisk Corp. + ......................................        102,190
     1,833 Sanmina-SCI Corp. + ..................................         20,218
     1,650 Sapient Corp. + ......................................         13,645
     1,000 SAVVIS, Inc. + .......................................         14,050
       300 Scansource, Inc. + ...................................          8,010
     5,419 Seagate Technology ...................................         98,572
       500 Semtech Corp. + ......................................          8,505
     1,400 Sento Corp. + ........................................             63
       300 ShoreTel, Inc. + .....................................          1,734
       100 Silicon Image, Inc. + ................................            258
       100 Silicon Storage Technology, Inc. + ...................            256
       600 Simulations Plus, Inc. + .............................            822
     1,707 Skyworks Solutions, Inc. + ...........................         24,222
       200 SMART Modular Technologies WWH,
           Inc. + ...............................................          1,258
       300 Smith Micro Software, Inc. + .........................          2,742
       200 Soapstone Networks, Inc. .............................            140
     1,500 SolarWinds, Inc. + ...................................         34,515
     1,500 Solera Holdings, Inc. ................................         54,015
       900 Sonic Solutions, Inc. + ..............................         10,647
       400 SonicWALL, Inc. + ....................................          3,044
     4,725 Sonus Networks, Inc. + ...............................          9,970
     1,500 Sourcefire, Inc. + ...................................         40,125
       500 Spansion, Inc., Class A + ............................             58
       200 STEC, Inc. + .........................................          3,268
    13,050 Sun Microsystems, Inc. + .............................        122,278
     2,550 Sybase, Inc. + .......................................        110,670
       430 Sycamore Networks, Inc. ..............................          8,991
    11,483 Symantec Corp. + .....................................        205,431
       100 Symmetricom, Inc. + ..................................            520
       700 Symyx Technologies, Inc. + ...........................          3,850
       300 SYNNEX Corp. + .......................................          9,198
     1,417 Synopsys, Inc. + .....................................         31,571
       550 Take-Two Interactive Software, Inc. + ................          5,527
       900 Tech Data Corp. + ....................................         41,994
       800 TechTarget, Inc. + ...................................          4,504
     1,500 Tekelec + ............................................         22,920
     5,404 Tellabs, Inc. + ......................................         30,695
     2,200 Teradata Corp. + .....................................         69,146
     4,425 Teradyne, Inc. + .....................................         47,480
       200 Terremark Worldwide, Inc. + ..........................          1,368
     1,600 Tessco Technologies, Inc. ............................         25,824
       400 Tessera Technologies, Inc. + .........................          9,308
    19,672 Texas Instruments, Inc. ..............................        512,652
     1,000 THQ, Inc. + ..........................................          5,040

   SHARES                                                              VALUE
   ------                                                              ------
INFORMATION TECHNOLOGY -- 19.2% (CONTINUED)
     3,925 TIBCO Software, Inc. + ...............................   $     37,798
       800 TiVo, Inc. + .........................................          8,144
       200 TNS, Inc. + ..........................................          5,138
     1,937 Total System Services, Inc. ..........................         33,452
       700 Travelzoo, Inc. + ....................................          8,603
       150 Trident Microsystems, Inc. + .........................            279
     2,067 Trimble Navigation, Ltd. + ...........................         52,088
       500 Trio Tech International + ............................          1,615
     3,300 TriQuint Semiconductor, Inc. + .......................         19,800
       100 Trx, Inc. + ..........................................             55
       200 TTM Technologies, Inc. + .............................          2,306
       500 Tyler Technologies, Inc. + ...........................          9,955
       400 Ultimate Software Group, Inc. + ......................         11,748
       700 Unica Corp. + ........................................          5,425
       427 Unisys Corp. + .......................................         16,465
       800 United Online, Inc. ..................................          5,752
       700 Universal Display Corp. + ............................          8,652
       200 Utstarcom, Inc. + ....................................            438
     2,505 ValueClick, Inc. + ...................................         25,351
       850 Varian Semiconductor Equipment
           Associates, Inc. + ...................................         30,498
       450 VASCO Data Security International, Inc. + ............          2,822
       900 VeriFone Holdings, Inc. + ............................         14,742
     1,416 VeriSign, Inc. + .....................................         34,324
       425 Vicon Industries, Inc. + .............................          2,240
       200 Virage Logic Corp. + .................................          1,100
     1,000 Virtusa Corp. + ......................................          9,060
     5,950 Visa, Inc., Class A ..................................        520,387
     4,006 Vishay Intertechnology, Inc. + .......................         33,450
     1,500 VMware, Inc., Class A + ..............................         63,570
       300 Volterra Semiconductor Corp. + .......................          5,736
       200 Web.com Group, Inc. + ................................          1,306
       958 WebMD Health Corp., Class A + ........................         36,873
       300 WebMediaBrands, Inc. + ...............................            270
     3,025 Western Digital Corp. + ..............................        133,554
     9,854 Western Union Co. (The) ..............................        185,748
       200 Wireless Ronin Technologies, Inc. + ..................            738
       200 Wireless Xcessories Group ............................            192
       100 WPCS International, Inc. + ...........................            283
    10,250 Xerox Corp. ..........................................         86,715
     3,175 Xilinx, Inc. .........................................         79,566
       900 X-Rite, Inc. + .......................................          1,962
    15,700 Yahoo!, Inc. + .......................................        263,446
       825 Zebra Technologies Corp., Class A + ..................         23,397
     1,000 Zygo Corp. + .........................................          6,730
                                                                    ------------
                                                                      34,199,841
                                                                    ------------

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments

MATERIALS -- 3.8%
       126 AbitibiBowater, Inc. + ...............................             14
     3,200 Air Products & Chemicals, Inc. .......................        259,392
     1,020 Airgas, Inc. .........................................         48,552
       875 AK Steel Holding Corp. ...............................         18,681
     1,000 Albemarle Corp. ......................................         36,370
    13,398 Alcoa, Inc. ..........................................        215,976
     1,650 Allegheny Technologies, Inc. .........................         73,870
       900 Allied Nevada Gold Corp. + ...........................         13,572
       500 AM Castle & Co. ......................................          6,845
       400 American Vanguard Corp. ..............................          3,320
     2,450 Aptargroup, Inc. .....................................         87,563
        50 Arch Chemicals, Inc. .................................          1,544
       517 Ashland, Inc. ........................................         20,484
     1,500 Balchem Corp. ........................................         50,265
     1,600 Ball Corp. ...........................................         82,720
     1,350 Bemis Co., Inc. ......................................         40,027
       300 Buckeye Technologies, Inc. + .........................          2,928
       500 Bway Holding Co. + ...................................          9,610
     2,400 Cabot Corp. ..........................................         62,952
     1,000 Celanese Corp., Ser A ................................         32,100


   SHARES                                                              VALUE
   ------                                                              ------
MATERIALS -- 3.8% (CONTINUED)
       600 Century Aluminum Co. + ...............................   $      9,714
       270 Chemtura Corp. + .....................................            332
     1,700 Cliffs Natural Resources, Inc. .......................         78,353
     1,110 Coeur d'Alene Mines Corp. + ..........................         20,047
     1,300 Commercial Metals Co. ................................         20,345
     1,800 Core Molding Technologies, Inc. + ....................          5,202
     2,000 Crown Holdings, Inc. + ...............................         51,160
       600 Cytec Industries, Inc. ...............................         21,852
    17,161 Dow Chemical Co. (The) ...............................        474,158
     1,200 Eastman Chemical Co. .................................         72,288
     3,600 Ecolab, Inc. .........................................        160,488
    13,050 EI du Pont de Nemours & Co. ..........................        439,393
     1,000 Ferro Corp. ..........................................          8,240
     3,300 Flotek Industries, Inc. + ............................          4,422
     1,300 FMC Corp. ............................................         72,488
     7,001 Freeport-McMoRan Copper & Gold, Inc. .................        562,110
     1,000 Friedman Industries ..................................          5,830
     1,500 Globe Specialty Metals, Inc. + .......................         14,100
     2,900 Graphic Packaging Holding Co. + ......................         10,063
     2,000 Headwaters, Inc. + ...................................         13,040
     3,400 Hecla Mining Co. + ...................................         21,012
       300 Horsehead Holding Corp. + ............................          3,825
     4,250 Huntsman Corp. .......................................         47,982
       450 ICO, Inc. ............................................          3,290
     1,000 International Flavors & Fragrances, Inc. .............         41,140
     5,542 International Paper Co. ..............................        148,415
       400 Intrepid Potash, Inc. + ..............................         11,668
       500 Kronos Worldwide, Inc. ...............................          8,125
     1,100 Louisiana-Pacific Corp. + ............................          7,678
     1,500 Lubrizol Corp. .......................................        109,425
     2,476 MeadWestvaco Corp. ...................................         70,888
     7,730 Monsanto Co. .........................................        631,928
     3,100 Mosaic Co. (The) .....................................        185,163
       200 Myers Industries, Inc. ...............................          1,820
     2,200 Nalco Holding Co. ....................................         56,122
       400 Nanophase Technologies Corp. + .......................            348
     6,450 Newmont Mining Corp. .................................        305,150
     2,200 NL Industries, Inc. ..................................         15,268
     4,370 Nucor Corp. ..........................................        203,860
     2,470 Olin Corp. ...........................................         43,274
     2,475 Owens-Illinois, Inc. + ...............................         81,353
       550 Packaging Corp of America ............................         12,656
     1,950 Pactiv Corp. + .......................................         47,073
     1,000 PolyOne Corp. + ......................................          7,470
     2,100 PPG Industries, Inc. .................................        122,934
     5,200 Praxair, Inc. ........................................        417,612
     1,000 Reliance Steel & Aluminum Co. ........................         43,220
     1,300 RPM International, Inc. ..............................         26,429
       500 Schnitzer Steel Industries, Inc., Class A ............         23,850
       700 Scotts Miracle-Gro Co. (The), Class A ................         27,517
     3,000 Sealed Air Corp. .....................................         65,580
       100 Senomyx, Inc. + ......................................            377
     1,200 Sigma-Aldrich Corp. ..................................         60,636
     1,625 Smurfit-Stone Container Corp. + ......................            447
       800 Solutia, Inc. + ......................................         10,160
       775 Sonoco Products Co. ..................................         22,669
     2,800 Southern Copper Corp. ................................         92,148
       500 Spartech Corp. .......................................          5,130
     4,700 Steel Dynamics, Inc. .................................         83,284
     1,925 Temple-Inland, Inc. ..................................         40,637
     1,050 Terra Industries, Inc. ...............................         33,800
     1,092 Texas Industries, Inc. ...............................         38,209
     1,273 Titanium Metals Corp. ................................         15,938
       100 Tronox, Inc., Class A + ..............................             39
       500 UFP Technologies, Inc. + .............................          3,250
        50 United States Lime & Minerals, Inc. + ................          1,727
     2,500 United States Steel Corp. ............................        137,800
     1,000 US Energy Corp. Wyoming + ............................          5,930
     5,800 US Gold Corp. + ......................................         14,384

   SHARES                                                              VALUE
   ------                                                              ------
MATERIALS -- 3.8% (CONTINUED)
       500 Valhi, Inc. ..........................................   $      6,985
     1,300 Valspar Corp. ........................................         35,282
     1,000 Verso Paper Corp. + ..................................          2,610
     3,200 Vista Gold Corp. + ...................................          7,840
       944 Vulcan Materials Co. .................................         49,720
     1,200 Walter Energy, Inc. ..................................         90,372
     1,300 Wausau Paper Corp. ...................................         15,080
       400 Westlake Chemical Corp. ..............................          9,972
     2,950 Weyerhaeuser Co. .....................................        127,263
       400 WR Grace & Co. + .....................................         10,140
        50 Zep, Inc. ............................................            866
                                                                    ------------
                                                                       6,825,180
                                                                    ------------
TELECOMMUNICATION SERVICES -- 3.0%
       600 Alaska Communications Systems Group,
           Inc. .................................................          4,788
     5,475 American Tower Corp., Class A + ......................        236,575
    90,124 AT&T, Inc. ...........................................      2,526,176
       200 Atlantic Telegraph-Network, Inc. .....................         11,002
     5,181 CenturyTel, Inc. .....................................        187,604
     1,425 Cincinnati Bell, Inc. + ..............................          4,916
     1,600 Clearwire Corp., Class A + ...........................         10,816
       200 Cogent Communications Group, Inc. + ..................          1,972
     3,500 Crown Castle International Corp. + ...................        136,640
        10 FiberTower Corp. + ...................................             42
     5,751 Frontier Communications Corp. ........................         44,915
       600 General Communication, Inc., Class A + ...............          3,828
       555 Global Crossing, Ltd. + ..............................          7,909
     7,400 Globalstar, Inc. + ...................................          6,438
        16 IDT Corp., Class B + .................................             78
       500 Iowa Telecommunications Services, Inc. ...............          8,380
     1,500 Leap Wireless International, Inc. + ..................         26,325
    29,036 Level 3 Communications, Inc. + .......................         44,425
     2,700 MetroPCS Communications, Inc. + ......................         20,601
     1,500 Neutral Tandem, Inc. + ...............................         34,125
     2,825 NII Holdings, Inc. + .................................         94,863
     2,600 PAETEC Holding Corp. + ...............................         10,790
    14,920 Qwest Communications International, Inc. .............         62,813
     2,000 SBA Communications Corp., Class A + ..................         68,320
    34,271 Sprint Nextel Corp. + ................................        125,432
       200 SureWest Communications + ............................          1,992
     1,500 Syniverse Holdings, Inc. + ...........................         26,220
     2,298 Telephone & Data Systems, Inc. .......................         77,948
       400 TerreStar Corp. + ....................................            376
       975 tw telecom, Inc., Class A + ..........................         16,711
       400 USA Mobility, Inc. ...................................          4,404
    42,259 Verizon Communications, Inc. .........................      1,400,041
       600 Vonage Holdings Corp. + ..............................            840
     6,493 Windstream Corp. .....................................         71,358
                                                                    ------------
                                                                       5,279,663
                                                                    ------------
UTILITIES -- 3.7%
     7,860 AES Corp. (The) + ....................................        104,616
     1,100 AGL Resources, Inc. ..................................         40,117
     3,700 Allegheny Energy, Inc. ...............................         86,876
     3,000 Alliant Energy Corp. .................................         90,780
     3,100 Ameren Corp. .........................................         86,645
     7,780 American Electric Power Co., Inc. ....................        270,666
     1,500 American Water Works Co., Inc. .......................         33,615
     2,721 Aqua America, Inc. ...................................         47,645
     1,100 Atmos Energy Corp. ...................................         32,340
     6,000 Calpine Corp. + ......................................         66,000
     4,600 CenterPoint Energy, Inc. .............................         66,746
     1,500 Central Vermont Public Service Corp. .................         31,200
       400 Cleco Corp. ..........................................         10,932
     3,350 CMS Energy Corp. .....................................         52,461
     4,550 Consolidated Edison, Inc. ............................        206,706
     1,900 Constellation Energy Group, Inc. .....................         66,823
    10,040 Dominion Resources, Inc. .............................        390,757

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                   December 31, 2009
Schedule of Investments

   SHARES                                                              VALUE
   ------                                                              ------
UTILITIES -- 3.7% (CONTINUED)
     1,500 DPL, Inc. ............................................   $     41,400
     2,000 DTE Energy Co. .......................................         87,180
    18,482 Duke Energy Corp. ....................................        318,075
     7,244 Dynegy, Inc., Class A + ..............................         13,112
     3,050 Edison International .................................        106,079
     2,490 Energen Corp. ........................................        116,532
     2,050 Entergy Corp. ........................................        167,772
     3,300 Equities Corp. .......................................        144,936
     9,124 Exelon Corp. .........................................        445,890
     3,246 FirstEnergy Corp. ....................................        150,777
     6,010 FPL Group, Inc. ......................................        317,448
     1,305 Great Plains Energy, Inc. ............................         25,304
       750 Hawaiian Electric Industries, Inc. ...................         15,675
       700 Integrys Energy Group, Inc. ..........................         29,393
     2,125 MDU Resources Group, Inc. ............................         50,150
     1,325 Mirant Corp. + .......................................         20,233
       950 National Fuel Gas Co. ................................         47,500
     4,215 NiSource, Inc. .......................................         64,827
     3,100 Northeast Utilities ..................................         79,949
     3,425 NRG Energy, Inc. + ...................................         80,864
     2,190 NSTAR ................................................         80,592
     3,150 NV Energy, Inc. ......................................         38,997
     1,400 OGE Energy Corp. .....................................         51,646
     2,925 Oneok, Inc. ..........................................        130,367
     2,650 Pepco Holdings, Inc. .................................         44,652
     5,550 PG&E Corp. ...........................................        247,807
     1,700 Piedmont Natural Gas Co., Inc. .......................         45,475
     2,800 Pinnacle West Capital Corp. ..........................        102,424
       700 PNM Resources, Inc. ..................................          8,855
     2,500 Portland General Electric Co. ........................         51,025
     6,350 PPL Corp. ............................................        205,169
     3,291 Progress Energy, Inc. ................................        134,964
     7,350 Public Service Enterprise Group, Inc. ................        244,387
     2,200 Questar Corp. ........................................         91,454
     6,479 RRI Energy, Inc. + ...................................         37,060
     1,379 SCANA Corp. ..........................................         51,961
     3,650 Sempra Energy ........................................        204,327
    13,600 Southern Co. .........................................        453,152
       530 Southwest Water Co. ..................................          3,122
     2,700 TECO Energy, Inc. ....................................         43,794
     1,300 UGI Corp. ............................................         31,447
       933 Vectren Corp. ........................................         23,026
       950 Westar Energy, Inc. ..................................         20,634
       350 WGL Holdings, Inc. ...................................         11,739
     1,350 Wisconsin Energy Corp. ...............................         67,271
     7,425 Xcel Energy, Inc. ....................................        157,559
                                                                    ------------
                                                                       6,590,927
                                                                    ------------
Total Common Stock (Cost $133,798,655) ..........................    175,673,784
                                                                    ------------
RIGHTS -- 0.0%
           Fresenius Kabi Pharmaceuticals Holding,
       900 Inc. .................................................            261
                                                                    ------------
       725 Builders Firstsource, Inc. ...........................            177
     1,600 Clear Wire Corp. .....................................            640
       300 Flagstar Bancorp, Inc. ...............................             --
                                                                    ------------
                                                                             817
                                                                    ------------
Rights (Cost $900) ..............................................          1,078
                                                                    ------------
WARRANTS -- 0.0%
         6 Krispy Kreme Doughnuts, Inc.,
           Expires 2012 + .......................................             --
       367 Raytheon Co., Expires 2011 + .........................          5,322
                                                                    ------------
           Total Warrants (Cost $0)                                        5,322
                                                                    ------------


   SHARES                                                              VALUE
   ------                                                              ------

Total Investments -- 98.8%                                           175,680,184
(Cost $133,799,555)
Other Assets & Liabilities, Net -- 1.2%                                2,112,158
                                                                    ------------
NET ASSETS -- 100.0%                                                $177,792,342
                                                                    ============

+ Non-income  producing security.
(A) Security fair valued using methods determined in good faith by the Pricing Committee. As of December 31, 2009, the total market value of this security was $0 representing 0.0% of net assets.
(B) Rate shown is the 7-day effective yield as of December 31, 2009.
ADR -- American Depositary Receipt
LP -- Limited Partnership Investment
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust
Amounts designated as "--" are either $0 or have been rounded to $0.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Wilshire Mutual Funds, Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index, (five of the funds constituting Wilshire Mutual Funds, Inc., hereafter referred to as the "Funds") as of December 31, 2009, and for the year then ended and have issued our unqualified report thereon dated February 26, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's schedule of investments (the "Statement") as of December 31, 2009 appearing in Item 6 of this Form N-CSR. This Statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this Statement based on our audit.

In our opinion, the Statement referred to above, when read in conjunction with the financial statements of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
March 1, 2010

Item 6(b).  Not Applicable.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.


Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on January 10, 2006.


Item 11.   Controls and Procedures.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)))
            are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

            Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is (a)(1) attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act ( of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilshire Mutual Funds, Inc.

                                                  /s/  Lawrence E. Davanzo
By (Signature and Title)*                         ------------------------------
                                                  Lawrence E. Davanzo, President
                                                  (principal executive officer)

Date: March 11, 2010





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                  /s/  Lawrence E. Davanzo
By (Signature and Title)*                         ------------------------------
                                                  Lawrence E. Davanzo, President
                                                  (principal executive officer)


Date: March 11, 2010

                                                  /s/  Michael Wauters
By (Signature and Title)*                         ------------------------------
                                                  Michael Wauters, Treasurer
                                                  (principal financial officer)

Date: March 11, 2010

* Print the name and title of each signing officer under his or her signature.